UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.3%

COMMON STOCKS — 53.8%

Aerospace & Defense — 1.2%
Boeing Co.	86,300	6,804,755
General Dynamics Corp.	43,000	3,081,810
Goodrich Corp.	14,300	579,436
Honeywell International, Inc.	91,512	3,742,841
L-3 Communications Holdings, Inc.(b)	14,300	1,120,119
Lockheed Martin Corp.	39,200	3,373,552
Northrop Grumman Corp.	37,962	2,584,073
Raytheon Co.	47,000	2,256,470
Rockwell Collins, Inc.	18,100	992,604
United Technologies Corp.	109,100	6,911,485

		31,447,145

Air Freight & Logistics — 0.4%
FedEx Corp.	32,200	3,499,496
United Parcel Service, Inc.	117,000	8,416,980

		11,916,476

Airlines — 0.1%
Air France KLM (France)	25,467	767,940
British Airways PLC (United Kingdom)(a)	25,043	200,216
Qantas Airways Ltd. (Australia)	143,016	416,767
Singapore Airlines Ltd. (Singapore)	20,000	183,850
Southwest Airlines Co.	77,700	1,294,482

		2,863,255

Auto Components — 0.1%
Continental AG (Germany)	9,358	1,087,085
Goodyear Tire & Rubber Co. (The)(a)(b)	20,500	297,250
Johnson Controls, Inc.	21,300	1,528,062
Michelin (CDGE) “Class B” (France)	4,090	299,770
Rieter Holding AG (Switzerland)	412	177,426
Stanley Electric Co. Ltd.	11,000	227,217

		3,616,810

Automobiles — 0.4%
DaimlerChrysler AG (Germany)	1,450	72,646
Fiat SpA (Italy)	20,322	323,921
Ford Motor Co.(b)	192,995	1,561,330
General Motors Corp.(b)	59,991	1,995,301
Harley-Davidson, Inc.	29,800	1,869,950
Honda Motor Co. Ltd. (Japan)	30,500	1,025,058
Porsche AG - Pfd (Germany)	395	408,819

1

Renault SA (France)	8,437	967,686
Toyota Motor Corp. (Japan)	41,900	2,277,232
Volkswagen AG (Germany)	2,865	244,971
Yamaha Motor Co. Ltd. (Japan)	18,100	479,602

		11,226,516

Beverages — 1.1%
Anheuser-Busch Cos., Inc.	82,400	3,914,824
Brown-Forman Corp. “Class B”	7,700	590,205
Carlsberg A/S (Denmark)	600	50,460
Coca-Cola Co. (The)	223,100	9,968,108
Coca-Cola Enterprises, Inc.	33,500	697,805
Coca-Cola Hellenic Bottling Co. SA (Greece)	4,040	139,241
Constellation Brands, Inc.(a)	19,100	549,698
Foster’s Group Ltd. (Australia)	104,496	501,553
Heineken NV (Netherlands)	4,423	202,302
Molson Coors Brewing Co.	6,400	440,960
Pepsi Bottling Group, Inc.	16,600	589,300
PepsiCo, Inc.	178,230	11,631,291
Pernod-Ricard SA (France)	354	73,663
SABMiller PLC (United Kingdom)	26,325	491,909

		29,841,319

Biotechnology — 0.6%
Amgen, Inc.(a)	127,260	9,102,908
Biogen Idec, Inc.(a)(b)	36,690	1,639,309
Genzyme Corp.(a)	28,700	1,936,389
Gilead Sciences, Inc.(a)	46,700	3,208,290
Medimmune, Inc.(a)(b)	28,000	817,880
Serono SA “B Shares”	213	183,966

		16,888,742

Building Products — 0.1%
American Standard Cos., Inc.	19,100	801,627
Cie de Saint-Gobain (France)	14,512	1,052,594
Geberit AG (Switzerland)	257	313,222
Masco Corp.(b)	45,300	1,242,126
Nippon Sheet Glass Co. Ltd. (Japan)	78,000	366,476
Sanwa Shutter Corp. (Japan)	3,000	17,016

		3,793,061

Capital Markets — 2.0%
Ameriprise Financial, Inc.	32,320	1,515,808
Bank of New York Co., Inc. (The)	85,100	3,000,626
Bear Stearns Cos., Inc. (The)(b)	14,616	2,047,702
Charles Schwab Corp. (The)	116,050	2,077,295
Credit Suisse Group (Switzerland)	28,775	1,664,898
D Carnegie AB (Sweden)	8,500	179,206
Deutsche Bank AG (Germany)	13,435	1,625,775
E*TRADE Financial Corp.(a)	50,200	1,200,784
Federated Investors, Inc. “Class B”	6,700	226,527
Franklin Resources, Inc.	16,900	1,787,175
Goldman Sachs Group, Inc.	48,200	8,153,993

2

Janus Capital Group, Inc.	18,700	368,764
Legg Mason, Inc.	13,500	1,361,610
Lehman Brothers Holdings, Inc.(b)	60,800	4,490,688
Macquarie Bank Ltd. (Australia)	4,918	253,462
Man Group PLC (United Kingdom)	4,122	34,576
Mellon Financial Corp.	43,400	1,696,940
Merrill Lynch & Co., Inc.	102,300	8,001,906
Morgan Stanley	118,580	8,645,667
Northern Trust Corp.	19,700	1,151,071
State Street Corp.	37,800	2,358,720
T. Rowe Price Group, Inc.	27,600	1,320,660
UBS AG Reg. (Switzerland)	26,580	1,589,975

		54,753,828

Chemicals — 0.9%
Air Products and Chemicals, Inc.	24,500	1,626,065
Ashland, Inc.	8,100	516,618
BASF AG (Germany)	16,205	1,301,151
Dow Chemical Co. (The)	102,331	3,988,862
Du Pont E. I. de Nemours & Co.	96,020	4,113,497
Eastman Chemical Co.	9,800	529,396
Ecolab, Inc.	21,200	907,784
Hercules, Inc.(a)	11,500	181,355
International Flavors & Fragrances, Inc.	9,100	359,814
Koninklijke (Royal) DSM NV (Netherlands)	43,376	553,331
Mitsubishi Chemical Holdings Corp. (Japan)	136,000	851,979
Mitsubishi Gas Chemical Co., Inc. (Japan)	17,000	184,643
Mitsui Chemicals, Inc. (Japan)	8,000	57,566
Monsanto Co.	59,194	2,782,710
Orica Ltd. (Australia)	8,695	145,614
PPG Industries, Inc.	17,600	1,180,608
Praxair, Inc.	33,100	1,958,196
Rohm & Haas Co.	16,711	791,266
Sigma-Aldrich Corp.	7,900	597,793
Solvay SA “A Shares” (Belgium)	3,194	413,117
Sumitomo Bakelite Co. Ltd. (Japan)	17,000	128,372
Sumitomo Chemical Co. Ltd. (Japan)	121,000	903,467
Toray Industries, Inc. (Japan)	46,000	346,193
Yara International ASA (Norway)	7,800	118,316

		24,537,713

Commercial Banks — 3.2%
Allied Irish Banks PLC (Ireland)	2,297	61,167
Alpha Bank (Greece)	4,298	114,670
AmSouth Bancorp	35,200	1,022,208
Australia and New Zealand Banking Group Ltd. (Australia)	17,968	359,697
Banca Intesa SpA (Italy)	124,201	817,392
Banche Popolari Unite Scpa (Italy)	16,362	440,270
Banco Bilbao Vizcaya Argentaria SA (Spain)	74,746	1,729,771
Banco Comercial Portugues SA (Portugal)	127,436	395,910
Banco Popolare di Verona (Italy)	6,121	169,129
Banco Santander Central Hispano SA (Spain)	127,293	2,012,837
Bank of Ireland (Ireland)	2,159	42,216
Barclays PLC (United Kingdom)	85,086	1,073,751
BB&T Corp.	60,600	2,653,068

3

BNP Paribas (France)	18,553	1,996,198
Capitalia SpA (Italy)	6,876	56,936
Chiba Bank Ltd. (The)(Japan)	26,000	231,771
Comerica, Inc.	20,500	1,166,860
Commerce Bancorp, Inc.(b)	16,700	613,057
Commerzbank AG (Germany)	28,408	962,531
Compass Bancshares, Inc.	12,800	729,344
Credit Agricole SA (France)	26,812	1,177,728
Danske Bank A/S (Denmark)	17,800	700,060
Dexia (Belgium)	15,375	398,310
DNB NOR ASA (Norway)	70,000	856,955
Fifth Third Bancorp	61,521	2,342,720
First Horizon National Corp.	13,600	516,936
Gunma Bank Ltd. (The)(Japan)	4,000	29,562
HSBC Holdings PLC (United Kingdom)	192,206	3,506,988
Huntington Bancshares, Inc.(b)	31,036	742,691
KBC Groep NV (Belgium)	4,571	481,381
KeyCorp	46,600	1,744,704
Lloyds TSB Group PLC (United Kingdom)	33,095	334,302
M&T Bank Corp.	8,300	995,668
Marshall & Ilsley Corp.	23,700	1,141,866
Mitsubishi UFJ Financial Group, Inc. (Japan)	32	411,767
Mitsui Trust Holdings, Inc. (Japan)	17,000	193,422
Mizuho Financial Group, Inc. (Japan)	195	1,512,127
National Australia Bank Ltd. (Australia)	17,242	471,613
National City Corp.(b)	64,500	2,360,700
North Fork Bancorporation, Inc.	57,400	1,643,936
PNC Financial Services Group, Inc.	34,900	2,528,156
Regions Financial Corp. (b)	53,235	1,958,516
Royal Bank of Scotland Group PLC (United Kingdom)	34,725	1,195,665
Sapporo Hokuyo Holdings, Inc. (Japan)	3	32,762
Shinsei Bank Ltd. (Japan)	54,000	329,143
Skandinaviska Enskilda Banken AB “A Shares” (Sweden)	9,800	263,450
Societe Generale (France)	9,526	1,515,975
Sumitomo Mitsui Financial Group, Inc. (Japan)	36	377,905
SunTrust Banks, Inc.(b)	40,200	3,106,656
Svenska Handelbanken “A Shares” (Sweden)	7,400	199,941
Synovus Financial Corp.	35,050	1,029,419
U.S. Bancorp	194,985	6,477,402
UniCredito Italiano SpA (Italy)	198,310	1,645,857
United Overseas Bank Ltd. (Singapore)	23,000	236,046
Wachovia Corp.(b)(e)	173,480	9,680,183
Wells Fargo & Co.	369,500	13,368,509
Zions Bancorporation	12,250	977,673

		83,135,477

Commercial Services & Supplies — 0.3%
Allied Waste Industries, Inc.(a)	26,400	297,528
Avery Dennison Corp.	12,300	740,091
Cintas Corp.	15,100	616,533
Equifax, Inc.	14,600	535,966
Michael Page International PLC (United Kingdom)	26,133	188,258
Monster Worldwide, Inc.(a)	13,100	474,089
Pitney Bowes, Inc.	21,600	958,392
Randstad Holding NV (Netherlands)	1,545	87,985
Robert Half International, Inc.	19,900	676,003

4

RR Donnelley & Sons Co.	23,000	758,080
SGS SA (Switzerland)	131	131,896
Waste Management, Inc.	56,942	2,088,632

		7,553,453

Communications Equipment — 1.4%
ADC Telecommunications, Inc.(a)	14,771	221,565
Andrew Corp.(a)	14,800	136,604
Avaya, Inc.(a)	49,570	567,081
Ciena Corp.(a)	9,142	249,120
Cisco Systems, Inc.(a)	658,600	15,147,799
Comverse Technology, Inc.(a)(b)	18,400	394,496
Corning, Inc.(a)	159,500	3,893,395
Foxconn International Holdings Ltd. (Hong Kong)(a)	171,000	526,785
JDS Uniphase Corp.(a)(b)	115,000	251,850
Juniper Networks, Inc.(a)	50,700	876,096
Lucent Technologies, Inc.(a)	483,155	1,130,583
Motorola, Inc.	266,425	6,660,625
Nokia Corp. (Finland)	65,900	1,308,624
QUALCOMM, Inc.	180,800	6,572,080
Telent PLC (United Kingdom)	4,333	40,970
Tellabs, Inc.(a)	45,800	501,968

		38,479,641

Computers & Peripherals — 1.7%
Apple Computer, Inc.(a)	89,500	6,894,185
Dell, Inc.(a)	244,500	5,584,380
EMC Corp.(a)	248,350	2,975,233
Fujitsu Ltd. (Japan)	10,000	82,455
Hewlett-Packard Co.	300,948	11,041,782
International Business Machines Corp.	167,300	13,708,562
Lexmark International, Inc.(a)(b)	12,533	722,653
NCR Corp.(a)	20,900	825,132
Network Appliance, Inc.(a)(b)	41,700	1,543,317
QLogic Corp.(a)	20,600	389,340
SanDisk Corp.(a)	19,000	1,017,260
Sun Microsystems, Inc.(a)	369,400	1,835,918
Toshiba Corp. (Japan)	73,000	473,380
Wincor Nixdorf AG (Germany)	486	70,483

		47,164,080

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	5,663	268,569
COMSYS Holdings Corp. (Japan)	10,000	109,714
Fluor Corp.	9,700	745,833
Fomento de Construcciones y Contratas SA (Spain)	821	65,588
Kajima Corp. (Japan)	60,000	274,286
Obayashi Corp. (Japan)	124,000	873,379
Shimizu Corp. (Japan)	101,000	577,143

		2,914,512

Construction Materials — 0.1%
CRH PLC (Ireland)	1,105	37,314

5

Fletcher Building Ltd. (New Zealand)	21,954	122,965
Holcim Ltd. “B Shares” (Switzerland)	3,487	284,995
Italcementi SpA (Italy)	7,499	189,897
Lafarge SA (France)	2,544	328,400
Rinker Group Ltd. (Australia)	19,428	201,268
Vulcan Materials Co.(b)	10,600	829,450

		1,994,289

Consumer Finance — 0.5%
American Express Co.	133,100	7,464,247
Capital One Financial Corp.(b)	33,500	2,635,110
ORIX Corp. (Japan)	3,080	851,319
SLM Corp.	43,200	2,245,536
Takefuji Corp. (Japan)	990	45,425

		13,241,637

Containers & Packaging — 0.1%
Ball Corp.	12,000	485,400
Bemis Co.	11,300	371,318
Pactiv Corp.(a)	15,600	443,352
Sealed Air Corp.	9,300	503,316
Temple-Inland, Inc.	13,000	521,300

		2,324,686

Distributors — 0.0%
Genuine Parts Co.	18,800	810,844
Li & Fung Ltd. (Hong Kong)	130,000	323,054

		1,133,898

Diversified Consumer Services — 0.1%
Apollo Group, Inc.(a)(b)	14,800	728,752
H&R Block, Inc.	36,100	784,814

		1,513,566

Diversified Financial Services — 2.9%
Babcock & Brown Ltd. (Australia)	16,692	250,553
Bank of America Corp.	494,338	26,481,687
Challenger Financial Services Group Ltd. (Australia)	16,478	42,615
Chicago Mercantile Exchange Holdings, Inc.(b)	3,400	1,626,050
CIT Group, Inc.	23,500	1,142,805
Citigroup, Inc.	538,358	26,740,241
Fortis (Belgium)	32,439	1,316,712
ING Groep NV (Netherlands)	38,582	1,697,176
JPMorgan Chase & Co.	377,801	17,741,535
Moody’s Corp.	27,300	1,784,874
OKO Bank PLC (Finland)	26,400	421,136

		79,245,384

Diversified Telecommunication Services — 1.6%
AT&T, Inc.(b)	421,273	13,716,648
Belgacom SA (Belgium)	2,294	89,420

6

BellSouth Corp.	195,100	8,340,525
BT Group PLC (United Kingdom)	126,583	635,178
CenturyTel, Inc.(b)	14,000	555,380
Citizens Communications Co.	36,000	505,440
Deutsche Telekom AG (Germany)	21,822	346,724
Embarq Corp.	15,643	756,652
France Telecom SA (France)	1,419	32,569
Hellenic Tellecommunication Organizaiton SA (Greece)	11,270	276,387
Nippon Telegraph & Telephone Corp. (Japan)	220	1,080,212
Portugal Telecom, SGPS, SA (Portugal)	15,122	188,879
Qwest Communications International, Inc.(a)(b)	171,257	1,493,361
Singapore Telecommunications Ltd. (Singapore)	241,300	370,705
Swisscom AG (Switzerland)	1,447	481,678
Telecom Corp. of New Zealand Ltd. (New Zealand)	294,334	835,816
Telecom Italia SpA (Italy)	295,654	712,320
Telefonica SA (Spain)	20,281	351,557
TeliaSonera AB (Sweden)	58,500	375,197
Valor Communications Group, Inc.(a)	47,457	625,958
Verizon Communications Group, Inc.	314,676	11,683,919

		43,454,525

Electric Utilities — 0.9%
Allegheny Energy, Inc.(a)	16,900	678,873
American Electric Power Co., Inc.	42,660	1,551,544
CLP Holdings Ltd. (Hong Kong)	35,500	215,078
E.ON AG (Germany)	7,298	867,216
Edison International	36,500	1,519,860
Endesa SA (Spain)	35,460	1,508,582
Enel SpA (Italy)	35,474	323,652
Energias de Portugal SA (Portugal)	41,491	179,936
Entergy Corp.	21,700	1,697,591
Exelon Corp.	71,774	4,345,198
FirstEnergy Corp.	36,001	2,011,016
FPL Group, Inc.(b)	42,800	1,926,000
Hokkaido Electric Power Co., Inc. (Japan)	23,100	560,267
Hongkong Electric Holdings Ltd. (Hong Kong)	7,000	32,751
Kansai Electric Power Co., Inc. (The)(Japan)	25,900	597,481
Kyushu Electric Power Co., Inc.	4,300	101,562
Pinnacle West Capital Corp.	11,500	518,075
PPL Corp.	41,500	1,365,350
Progress Energy, Inc.	27,683	1,256,255
Southern Co. (The)	82,100	2,829,166
Tokyo Electric Power Co., Inc. (The)(Japan)	26,900	774,265
Union Fenosa SA (Spain)	5,956	304,216

		25,163,934

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	36,137	475,392
American Power Conversion Corp.	12,100	265,716
Cooper Industries Ltd.	10,300	877,766
Emerson Electric Co.	43,500	3,647,910
Fujikura Ltd. (Japan)	9,000	98,514
Mitsubishi Electronics Corp. (Japan)	114,000	960,254
Rockwell Automation, Inc.	19,500	1,132,950
Schneider Electric SA (France)	2,217	247,252

		7,705,754

7

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(a)	49,214	1,608,806
Ibiden Co. Ltd. (Japan)	1,100	58,108
Jabil Circuit, Inc.	18,600	531,402
Kingboard Chemical Holdings Ltd. (Hong Kong)	36,500	131,417
Kyocera Corp. (Japan)	2,000	171,175
Molex, Inc.	16,700	650,799
Sanmina-SCI Corp.(a)	54,200	202,708
Solectron Corp.(a)(b)	109,300	356,318
Symbol Technologies, Inc.	31,900	474,034
Tektronix, Inc.	10,600	306,658
Venture Corp. Ltd. (Singapore)	13,000	103,132
Yaskawa Electric Corp. (Japan)	18,000	176,762

		4,771,319

Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	40,650	2,772,330
Fugro NV (Netherlands)	3,664	154,392
Halliburton Co.	109,600	3,118,120
Nabors Industries Ltd. (Bermuda)(a)(b)	35,300	1,050,175
National Oilwell Varco, Inc.(a)	18,800	1,100,740
Noble Corp.	14,800	949,864
Petrojarl ASA (Norway)(a)	4,472	48,032
Rowan Cos., Inc.	10,700	338,441
Schlumberger Ltd.	127,300	7,896,419
TGS Nopec Geophysical Co. ASA (Norway)(a)	10,876	172,057
Transocean, Inc.(a)	35,897	2,628,737
Weatherford International Ltd.(a)	36,100	1,506,092

		21,735,399

Food & Staples Retailing — 1.2%
Aeon Co. Ltd. (Japan)	27,300	669,067
Ahold NV (Netherlands)(a)	29,312	311,478
Casino Guichard Perrachon SA (France)	7,369	593,830
Costco Wholesale Corp.(b)	52,100	2,588,328
CVS Corp.	90,500	2,906,860
Delhaize Group (Belgium)	2,959	248,581
J. Sainsbury PLC (United Kingdom)	74,197	521,653
Kroger Co. (The)	77,146	1,785,158
Safeway, Inc.	48,600	1,475,010
Supervalu, Inc.	20,010	593,297
Sysco Corp.	68,300	2,284,635
Walgreen Co.	108,600	4,820,754
Wal-Mart Stores, Inc.	269,700	13,301,604
Whole Foods Market, Inc.	14,100	837,963

		32,938,218

Food Products — 0.7%
Archer-Daniels-Midland Co.	72,326	2,739,708
Campbell Soup Co.	20,500	748,250
ConAgra Foods, Inc.	57,300	1,402,704

8

Dean Foods Co.(a)	15,600	655,512
East Asiatic Co. Ltd. (The)(Denmark)	4,650	218,271
General Mills, Inc.	38,200	2,162,120
Groupe Danone (France)	4,900	687,830
H.J. Heinz Co.	35,100	1,471,743
Hershey Co. (The)	18,300	978,135
Katokichi Co. Ltd. (Japan)	7,100	58,002
Kellogg Co.	27,400	1,356,848
McCormick & Co., Inc.	15,000	569,700
Nestle SA “B Shares” (Switzerland)	2,874	1,002,090
Nichirei Corp (Japan)	28,000	147,674
Nisshin Seifun Group, Inc. (Japan)	7,500	78,222
Nissin Food Products Co. Ltd. (Japan)	8,100	257,829
Sara Lee Corp.	86,200	1,385,234
Toyo Suisan Kaisha Ltd. (Japan)	18,000	259,505
Tyson Foods, Inc. “Class A”	22,700	360,476
Unilever NV - Cva (Netherlands)	40,896	1,006,052
Unilever PLC (United Kingdom)	39,276	968,498
WM Wrigley Jr. Co.	23,100	1,063,986
Yamazaki Baking Co. Ltd. (Japan)	14,000	135,704

		19,714,093

Gas Utilities
Gas Natural SDG-E (Spain)	5,798	211,375
Nicor, Inc.	4,600	196,696
Peoples Energy Corp.	1,600	65,040

		473,111

Health Care Equipment & Supplies — 0.8%
Ansell Ltd.	4,659	36,772
Bausch & Lomb, Inc.	6,700	335,871
Baxter International, Inc.	69,000	3,136,740
Becton Dickinson & Co.	27,300	1,929,291
Biomet, Inc.	26,300	846,597
Boston Scientific Corp.(a)	135,167	1,999,120
Cochlear Ltd. (Australia)	2,907	114,829
C.R. Bard, Inc.(b)	10,900	817,500
Hospira, Inc.(a)	16,760	641,405
Medtronic, Inc.	130,200	6,046,488
Phonak Holding AG (Switzerland)	8,326	526,680
St. Jude Medical, Inc.(a)	39,000	1,376,310
Stryker Corp.	32,600	1,616,634
William Demant Holding (Denmark)(a)	1,900	145,897
Zimmer Holdings, Inc.(a)	26,900	1,815,750

		21,385,884

Health Care Providers & Services — 1.3%
Aetna, Inc.	65,200	2,578,660
AmerisourceBergen Corp.	25,000	1,130,000
Cardinal Health, Inc.	43,850	2,882,699
Caremark Rx, Inc.	50,100	2,839,167
Coventry Health Care, Inc.(a)	19,750	1,017,520
Express Scripts, Inc.(a)	16,600	1,253,134
HCA, Inc.	45,100	2,250,039

9

Health Management Associates, Inc. “Class A”	28,600	597,740
Humana, Inc.(a)(b)	17,400	1,149,966
Laboratory Corp. of America Holdings(a)(b)	13,100	858,967
Manor Care, Inc.	7,500	392,100
McKesson Corp.	32,130	1,693,894
Medco Health Solutions, Inc.(a)	31,549	1,896,410
Patterson Cos., Inc.(a)	10,000	336,100
Quest Diagnostics, Inc.	18,300	1,119,228
Suzuken Co. Ltd. (Japan)	8,400	315,022
Tenet Healthcare Corp.(a)	44,600	363,044
UnitedHealth Group, Inc.	148,300	7,296,360
WellPoint, Inc.(a)	69,800	5,378,090

		35,348,140

Health Care Technology
IMS Health, Inc.(b)	22,500	599,400

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.(b)	47,800	2,248,034
Darden Restaurants, Inc.	15,150	643,421
Enterprise Inns PLC (United Kingdom)	20,592	406,758
First Choice Holidays PLC (United Kingdom)	59,612	222,670
Harrah’s Entertainment, Inc.	21,500	1,428,245
Hilton Hotels Corp.	37,500	1,044,375
International Game Technology	35,900	1,489,850
Kuoni Reisen Holding AG (Switzerland)	252	129,582
Marriott International, Inc. “Class A”	35,000	1,352,400
McDonald’s Corp.	133,600	5,226,432
Sportingbet PLC (United Kingdom)	42,981	148,276
Starbucks Corp.(a)(b)	82,300	2,802,315
Starwood Hotels & Resorts Worldwide, Inc.	24,100	1,378,279
Wendy’s International, Inc.	11,900	797,300
Wyndham Worldwide Corp.(a)	19,020	531,989
Yum! Brands, Inc.	28,500	1,483,425

		21,333,351

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	11,124	222,026
Black & Decker Corp.(b)	8,700	690,345
Bovis Homes Group PLC (United Kingdom)	7,889	136,853
Centex Corp.	12,300	647,226
D.R. Horton, Inc.	25,700	615,515
Fortune Brands, Inc.	16,300	1,224,293
George Wimpey PLC (United Kingdom)	62,831	609,382
Harman International Industries, Inc.	8,000	667,520
KB Home	9,200	402,960
Leggett & Platt, Inc.	22,500	563,175
Lennar Corp.	16,400	742,100
Makita Corp. (Japan)	28,200	828,394
Matsushita Electric Industrial Co. Ltd. (Japan)	14,000	296,296
Newell Rubbermaid, Inc.	32,314	915,132
Pulte Homes, Inc.	17,200	547,992
Sekisui House Ltd.	8,000	121,024
Snap-On, Inc.	4,900	218,295
Stanley Works (The)	5,900	294,115
Taylor Woodrow PLC (United Kingdom)	60,330	400,720
Whirlpool Corp.	7,526	633,012

		10,776,375

10

Household Products — 1.1%
Clorox Co.	16,500	1,039,500
Colgate-Palmolive Co.	54,600	3,390,660
Kimberly-Clark Corp.	49,400	3,228,784
Procter & Gamble Co.	350,325	21,713,144
Reckitt Benckiser PLC (United Kingdom)	22,401	928,604

		30,300,692

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(a)	71,700	1,461,963
Constellation Energy Group, Inc.	20,400	1,207,680
Dynegy, Inc. “Class A”(a)	37,500	207,750
International Power PLC (United Kingdom)	115,618	677,572
TXU Corp.	49,900	3,119,748

		6,674,713

Industrial Conglomerates — 2.0%
3M Co.	81,300	6,050,346
Cookson Group PLC (United Kingdom)	16,043	170,466
General Electric Co.	1,119,800	39,528,940
Orkla ASA (Norway)	14,150	673,180
Siemens AG (Germany)	1,368	119,365
Textron, Inc.	13,800	1,207,500
Tomkins PLC (United Kingdom)	28,628	126,901
Tyco International Ltd. (Bermuda)	219,261	6,137,115

		54,013,813

Insurance — 2.6%
ACE Ltd. (Bermuda)	36,000	1,970,280
Aegon NV (Netherlands)	46,587	873,717
Aflac, Inc.	53,800	2,461,888
Allianz AG (Germany)	6,400	1,107,610
Allstate Corp. (The)	73,500	4,610,655
AMBAC Financial Group, Inc.	11,300	935,075
American International Group, Inc.	282,188	18,697,778
AON Corp.(b)	34,200	1,158,354
Aviva PLC (United Kingdom)	85,093	1,247,502
AXA SA (France)	24,363	898,386
Chubb Corp.	46,800	2,431,728
Cigna Corp.	12,000	1,395,840
Cincinnati Financial Corp.	17,837	857,246
CNP Assurances (France)	2,293	222,435
Genworth Financial, Inc.	46,500	1,627,965
Hartford Financial Services Group, Inc.	32,500	2,819,375
Lincoln National Corp.	30,917	1,919,327
Loews Corp.	43,700	1,656,230
Marsh & McLennan Cos., Inc.	61,300	1,725,595
MBIA, Inc.	14,350	881,664
MetLife, Inc.	81,100	4,596,748

11

Muenchener Rueckversicherungs - Gesellschaft AG (Germany)	7,869	1,244,795
Principal Financial Group (b)	30,700	1,666,396
Progressive Corp. (The)	83,400	2,046,636
Royal & Sun Alliance Insurance Group (United Kingdom)	266,881	744,542
SAFECO Corp.	15,900	936,987
Sampo Oyj “A Shares” (Finland)	17,900	373,158
Scor (France)	20,432	49,745
St. Paul Travelers Cos., Inc. (The)	79,035	3,705,951
Swiss Reinsurance (Switzerland)	6,067	464,322
Topdanmark A/S (Denmark)(a)	1,450	200,243
Torchmark Corp.	11,500	725,765
UnumProvident Corp.	32,210	624,552
XL Capital Ltd. “Class A” (Bermuda)	18,900	1,298,430
Zurich Financial Services AG (Switzerland)	3,885	954,589

		69,131,509

Internet & Catalog Retail
Amazon.com, Inc.(a)(b)	29,500	947,540
GUS PLC (United Kingdom)	9,339	168,913

		1,116,453

Internet Software & Services — 0.6%e Bay, Inc.(a)(b)	122,600	3,476,936
Google, Inc. “Class A”(a)	22,600	9,082,940
VeriSign, Inc.(a)	26,500	535,300
Yahoo!, Inc.(a)	130,400	3,296,512

		16,391,688

IT Services — 0.5%
Affiliated Computer Services, Inc.(a)	13,700	710,482
Automatic Data Processing, Inc.	61,000	2,887,740
Computer Sciences Corp.(a)	17,400	854,688
Convergys Corp.(a)	14,800	305,620
Electronic Data Systems Corp.	54,100	1,326,532
First Data Corp.	80,610	3,385,620
Fiserv, Inc.(a)	21,300	1,003,017
NTT Data Corp. (Japan)	178	821,249
Paychex, Inc.	36,800	1,356,080
Sabre Holdings Corp.	14,526	339,763
Unisys Corp.(a)	49,200	278,472

		13,269,263

Leisure Equipment & Products — 0.1%
Brunswick Corp.	7,200	224,568
Eastman Kodak Co.(b)	27,400	613,760
Hasbro, Inc.	21,500	489,125
Mattel, Inc.	42,651	840,225
Nikon Corp. (Japan)	42,000	867,555
Sankyo Co. Ltd. (Japan)	9,900	528,838
Yamaha Corp. (Japan)	16,900	355,526

		3,919,597

12

Life Sciences Tools & Services — 0.1%
Applera Corp. - Applied Biosystems Group	20,300	672,133
Fisher Scientific International, Inc.(a)	13,600	1,064,064
Millipore Corp.(a)	4,700	288,110
PerkinElmer, Inc.	12,800	242,304
Thermo Electron Corp.(a)	17,900	704,007
Waters Corp.(a)	12,500	566,000

		3,536,618

Machinery — 0.8%
Amada Co. Ltd. (Japan)	30,000	301,206
Caterpillar, Inc.	71,700	4,717,861
Cummins, Inc.(b)	5,400	643,842
Danaher Corp.	24,800	1,703,016
Deere & Co.	24,800	2,080,968
Dover Corp.	22,500	1,067,400
Eaton Corp.	16,400	1,129,140
Fanuc Ltd. (Japan)	1,500	117,079
Illinois Tool Works, Inc.	44,300	1,989,070
Ingersoll-Rand Co. Ltd. “Class A” (Bermuda)	36,800	1,397,664
ITT Corp.	19,200	984,384
KCI Konecranes Oyj (Finland)	2,250	42,711
Komatsu Ltd. (Japan)	53,000	915,302
Komori Corp. (Japan)	7,000	142,519
Kubota Corp. (Japan)	59,000	484,487
MAN AG (Germany)	3,593	303,574
Metso Oyj (Finland)	6,300	231,833
Navistar International Corp.(a)	3,000	77,460
NSK Ltd. (Japan)	29,000	244,766
Paccar, Inc.(b)	26,262	1,497,459
Pall Corp.	10,000	308,100
Parker Hannifin Corp.	13,110	1,019,040
Scania AB “B Shares” (Sweden)	2,600	155,046
Sembcorp Marine Ltd. (Singapore)	138,000	290,206
Vallourec	2,087	486,678
Volvo AB “B Shares” (Sweden)	8,400	500,345

		22,831,156

Media — 1.7%
APN News & Media Ltd. (Australia)	18,113	68,578
Arnoldo Mondadori Editore SpA	9,236	85,554
CBS Corp. “Class B”(b)	85,434	2,406,676
Clear Channel Communications, Inc.	55,600	1,604,060
Comcast Corp. “Class A”(a)(b)	231,960	8,547,725
Dow Jones & Co., Inc.(b)	6,800	228,072
E.W. Scripps Co.	8,600	412,198
Eniro AB (Sweden)	3,200	39,301
Gannett Co., Inc.(b)	25,200	1,432,116
Interpublic Group of Cos., Inc.(a)(b)	37,200	368,280
ITV PLC (United Kingdom)	173,305	313,941
McGraw-Hill Cos., Inc. (The)	38,100	2,210,943
Meredith Corp.	2,700	133,191
New York Times Co. (The) “Class A” (b)	17,800	409,044
News Corp. “Class A”	254,600	5,002,890
Omnicom Group, Inc.	18,900	1,769,040

13

Reed Elsevier PLC (United Kingdom)	7,548	83,735
Time Warner, Inc.	438,800	7,999,324
Tokyo Broadcasting System, Inc. (Japan)	5,100	118,946
Tribune Co.	24,250	793,460
Univision Communications, Inc.(a)(b)	20,300	697,102
Viacom, Inc. “Class B”(a)	76,234	2,834,380
Vivendi (France)	35,473	1,278,829
Walt Disney Co. (The)	234,700	7,254,577

		46,091,962

Metals & Mining — 0.7%
Acerinox SA (Spain)	17,350	334,631
Alcoa, Inc.(b)	96,240	2,698,570
Allegheny Technologies, Inc.	8,200	509,958
Anglo American PLC (United Kingdom)	30,860	1,290,239
BHP Billiton Ltd. (Australia)	10,621	202,883
BHP Billiton PLC (United Kingdom)	40,878	705,677
BlueScope Steel Ltd. (Australia)	38,712	186,962
Boehler-Uddeholm AG (Austria)	1,268	71,326
Boliden AB (Sweden)	2,455	46,566
Freeport-McMoRan Copper & Gold, Inc.	20,500	1,091,830
JFE Holdings, Inc. (Japan)	1,200	47,035
Mitsubishi Materials Corp. (Japan)	8,000	32,982
Mittal Steel Co. NV (Netherlands)	11,286	394,132
Newmont Mining Corp.	50,700	2,167,425
Nippon Light Metal Co. Ltd. (Japan)	43,000	108,114
Nucor Corp.	32,200	1,593,578
OneSteel Ltd. (Australia)	52,261	163,591
Outokumpu Oyj “Class A” (Finland)	18,000	459,467
Phelps Dodge Corp.	22,586	1,913,034
Rio Tinto Ltd. (Australia)	5,753	300,569
Rio Tinto PLC (United Kingdom)	25,934	1,227,044
Salzgitter AG (Germany)	1,193	112,249
Sumitomo Metal Industries Ltd. (Japan)	106,000	406,502
ThyssenKrupp AG (Germany)	16,523	557,115
United States Steel Corp.(b)	13,300	767,144
Voestalpine AG (Austria)	1,004	41,466
Xstrata PLC (Switzerland)	10,090	416,945

		17,847,034

Multiline Retail — 0.6%
Big Lots, Inc.(a)	14,100	279,321
Dillard’s, Inc.	7,800	255,294
Dollar General Corp.	35,356	481,902
Family Dollar Stores, Inc.	18,900	552,636
Federated Department Stores, Inc.	59,074	2,552,588
J.C. Penney Co., Inc.	26,400	1,805,496
Kohl’s Corp.(a)	36,700	2,382,564
Marks & Spencer Group PLC (United Kingdom)	66,968	805,612
Nordstrom, Inc.	23,400	989,820
PPR SA (France)	602	89,238
Sears Holding Corp.(a)(b)	10,442	1,650,776
Target Corp.	90,400	4,994,599
Warehouse Group Ltd. (New Zealand)	19,512	81,902

		16,921,748

14

Multi-Utilities — 0.7%
Ameren Corp.(b)	21,400	1,129,706
CenterPoint Energy, Inc.	36,700	525,544
CMS Energy Corp.(a)(b)	25,000	361,000
Consolidated Edison, Inc.(b)	27,000	1,247,400
Dominion Resources, Inc.	37,516	2,869,599
DTE Energy Co.(b)	20,000	830,200
Duke Energy Corp.	131,324	3,965,984
KeySpan Corp.	18,200	748,748
National Grid PLC (United Kingdom)	93,691	1,170,940
NiSource, Inc.	29,500	641,330
PG&E Corp.	39,000	1,624,350
Public Service Enterprise Group, Inc.	27,100	1,658,249
Sempra Energy	27,819	1,397,905
Suez SA (France)	1,325	58,268
TECO Energy, Inc.	22,300	348,995
Xcel Energy, Inc.	45,810	945,977

		19,524,195

Office Electronics — 0.1%
Canon, Inc. (Japan)	20,550	1,071,644
OCE NV (Netherlands)	11,000	176,589
Ricoh Co. Ltd. (Japan)	36,000	716,190
Xerox Corp.(a)	107,300	1,669,589

		3,634,012

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	48,354	2,119,356
Apache Corp.	35,214	2,225,525
B.J. Services Co.	38,000	1,144,940
BP PLC (United Kingdom)	331,078	3,607,770
Caltex Australia Ltd. (Australia)	10,588	188,601
Chesapeake Energy Corp.	45,600	1,321,488
Chevron Corp.	239,122	15,509,453
ConocoPhillips(b)	178,077	10,600,924
CONSOL Energy, Inc.	17,300	548,929
Devon Energy Corp.	48,700	3,075,405
El Paso Corp.(b)	76,136	1,038,495
Eni SpA (Italy)	60,280	1,786,363
EOG Resources, Inc.	27,300	1,775,865
Exxon Mobil Corp.(b)	650,540	43,651,235
Hess Corp.(b)	24,800	1,027,216
Kinder Morgan, Inc.	10,800	1,132,380
Marathon Oil Corp.	38,291	2,944,578
Murphy Oil Corp.	19,500	927,225
Neste Oil Oyj (Finland)	1,100	31,970
Nippon Oil Corp. (Japan)	26,000	191,492
Norsk Hydro ASA (Norway)	15,929	355,721
Occidental Petroleum Corp.	91,900	4,421,309
Repsol YPF SA (Spain)	16,744	498,322
Royal Dutch Shell PLC (Netherlands)	34,918	1,151,969
Royal Dutch Shell PLC “B Shares” (Netherlands)	57,915	1,965,959
Santos Ltd. (Australia)	84,524	704,923

15

Singapore Petroleum Co. Ltd. (Singapore)	148,000	437,966
Sunoco, Inc.	15,000	932,850
Total SA (France)	18,381	1,206,194
Valero Energy Corp.	65,500	3,371,285
Williams Cos., Inc.	66,300	1,582,581
XTO Energy, Inc.	40,233	1,695,016

		113,173,305

Paper & Forest Products — 0.2%
International Paper Co.	51,373	1,779,047
Louisiana-Pacific Corp.	12,500	234,625
MeadWestvaco Corp.	20,714	549,128
Svenska Cellulosa AB (SCA) “B Shares” (Sweden)	7,900	362,220
Weyerhaeuser Co.	24,200	1,489,026

		4,414,046

Personal Products — 0.1%
Alberto-Culver Co.	9,050	457,840
Avon Products, Inc.	48,800	1,496,208
Estee Lauder Cos., Inc. (The) “Class A”(b)	13,500	544,455
Oriflame Cosmetics SA (Sweden)	2,650	87,873

		2,586,376

Pharmaceuticals — 3.7%
Abbott Laboratories	164,700	7,997,832
Allergan, Inc.	16,700	1,880,587
Altana AG (Germany)	2,862	158,341
AstraZeneca PLC (United Kingdom)	32,689	2,043,024
Barr Pharmaceuticals, Inc.(a)	11,500	597,310
Bristol-Myers Squibb Co.	210,500	5,245,660
Daiichi Sankyo Co. Ltd. (Japan)	3,700	104,931
Eisai Co. Ltd. (Japan)	1,100	53,172
Eli Lilly & Co.	113,000	6,441,000
Forest Laboratories, Inc.(a)	36,000	1,821,960
GlaxoSmithKline PLC (United Kingdom)	84,951	2,261,797
Johnson & Johnson	322,448	20,939,774
King Pharmaceuticals, Inc.(a)	28,366	483,073
Kyowa Hakko Kogyo Co. Ltd. (Japan)	9,000	63,390
Mayne Pharma Ltd. (Australia)(a)	183,507	586,734
Merck & Co., Inc.	235,500	9,867,451
Mylan Laboratories, Inc.	20,900	420,717
Novartis AG (Switzerland)	11,123	649,349
Pfizer, Inc.	790,545	22,419,857
Roche Holding AG (Switzerland)	6,181	1,068,681
Sanofi-Aventis (France)	17,248	1,535,372
Santen Pharmaceutical Co. Ltd. (Japan)	4,400	111,746
Schering-Plough Corp.	159,800	3,529,982
Takeda Pharmaceutical Co. Ltd. (Japan)	5,400	336,914
Tanabe Seiyaku Co. Ltd.	16,000	200,466
Watson Pharmaceuticals, Inc.(a)	12,200	319,274
Wyeth	145,200	7,381,968

		98,520,362

16

Real Estate Investment Trust — 0.5%
Apartment Investment & Management Co. “Class A”	8,100	440,721
Archstone-Smith Trust(b)	23,300	1,268,452
Boston Properties, Inc.(b)	10,400	1,074,736
Equity Office Properties Trust(b)	40,500	1,610,280
Equity Residential(b)	32,300	1,633,734
Kimco Realty Corp.	21,500	921,705
Mirvac Group (Australia)	102,795	363,147
Plum Creek Timber Co., Inc.	17,100	582,084
ProLogis	27,100	1,546,326
Public Storage, Inc.	10,700	920,093
Simon Property Group, Inc.	22,100	2,002,702
Vornado Realty Trust(b)	13,000	1,417,000

		13,780,980

Real Estate Management & Development— 0.1%
British Land Co. PLC (United Kingdom)	5,825	148,763
Immofinanz Immobilien Anlagen AG (Austria)(a)	7,831	94,336
Kerry Properties Ltd. (Hong Kong)	11,000	40,241
Leopalace21 Corp. (Japan)	21,700	791,763
Realogy Corp.(a)	25,775	584,577
Sumitono Realty & Development Co. Ltd. (Japan)	7,000	205,630
Swire Pacific Ltd. (Hong Kong)	19,500	203,744
Tokyo Tatemono Co. Ltd. (Japan)	26,000	292,301
Wharf Holdings (Hong Kong)	17,000	58,262

		2,419,617

Road & Rail — 0.4%
Burlington Northern Santa Fe Corp.	40,300	2,959,633
CSX Corp.	49,200	1,615,236
East Japan Railway Co. (Japan)	9	62,933
Nippon Express Co. Ltd. (Japan)	23,000	123,251
Norfolk Southern Corp.	41,700	1,836,885
Ryder System, Inc.	6,900	356,592
Seino Transportation Co. Ltd. (Japan)	6,000	70,552
Toll Holdings Ltd. (Australia)	38,856	445,685
Union Pacific Corp.	29,800	2,622,400

		10,093,167

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.(a)(b)	51,300	1,274,805
Advantest Corp.	11,000	545,693
Altera Corp.(a)	42,200	775,636
Analog Devices, Inc.	40,100	1,178,539
Applied Materials, Inc.(b)	168,100	2,980,413
ASM Pacific Technology Ltd. (Hong Kong)	4,500	23,624
Broadcom Corp. “Class A”(a)	46,150	1,400,191
Elpida Memory, Inc. (Japan)(a)	3,500	158,815
Freescale Semiconductor, Inc. “Class B”(a)	42,230	1,605,162
Intel Corp.	620,500	12,763,686
KLA-Tencor Corp.	20,500	911,635
Linear Technology Corp.	31,000	964,720
LSI Logic Corp.(a)	47,100	387,162

17

Maxim Integrated Products, Inc.	35,500	996,485
Micron Technology, Inc.(a)	70,400	1,224,960
National Semiconductor Corp.	36,500	858,845
Novellus Systems, Inc.(a)	16,000	442,560
NVIDIA Corp.(a)	40,600	1,201,354
PMC - Sierra, Inc.(a)(b)	10,000	59,400
Sumco Corp. (Japan)	8,900	659,259
Teradyne, Inc.(a)	22,100	290,836
Texas Instruments, Inc.	172,300	5,728,975
Tokyo Electron Ltd. (Japan)	11,800	872,076
Xilinx, Inc.(b)	38,000	834,100

		38,138,931

Software — 1.7%
Adobe Systems, Inc.(a)	59,900	2,243,255
Autodesk, Inc.(a)	23,300	810,374
BMC Software, Inc.(a)(b)	24,200	658,724
CA, Inc.	51,664	1,223,920
Citrix Systems, Inc.(a)	16,400	593,844
Compuware Corp.(a)	45,900	357,561
Electronic Arts, Inc.(a)	33,100	1,843,008
Intuit, Inc.(a)	38,200	1,225,838
Microsoft Corp.	949,600	25,952,568
Novell, Inc.(a)	41,200	252,144
Oracle Corp.(a)	425,400	7,546,596
Parametric Technology Corp.(a)	16,480	287,741
Symantec Corp.(a)(b)	108,778	2,314,796

		45,310,369

Specialty Retail — 1.0%
Aoyama Trading Co. Ltd. (Japan)	1,600	51,065
Autobacs Seven Co. Ltd. (Japan)	1,600	60,140
AutoNation, Inc.(a)	16,974	354,757
AutoZone, Inc.(a)	4,800	495,840
Bed Bath & Beyond, Inc.(a)(b)	29,800	1,140,148
Best Buy Co., Inc.	46,625	2,497,235
Circuit City Stores, Inc.	17,200	431,892
Gap, Inc. (The)	60,700	1,150,265
Home Depot, Inc.	222,950	8,086,396
Limited Brands, Inc.	37,506	993,534
Lowe’s Cos., Inc.	166,000	4,657,959
Office Depot, Inc.(a)(b)	32,200	1,278,340
OfficeMax, Inc.	7,500	305,550
RadioShack Corp.	12,700	245,110
Sherwin-Williams Co. (The)	11,800	658,204
Staples, Inc.	74,849	1,821,076
Tiffany & Co.	15,200	504,640
TJX Cos., Inc. (The)(a)(b)	51,700	1,449,151
USS Co. Ltd. (Japan)	2,460	158,065

		26,339,367

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)	42,500	1,462,000
Gunze Ltd. (Japan)	32,000	180,961

18

Jones Apparel Group, Inc.	12,600	408,744
Liz Claiborne, Inc.	10,900	430,659
NIKE, Inc. “Class B”	20,700	1,813,734
Onward Kashiyama Co. Ltd. (Japan)	2,000	28,749
Puma AG Rudolf Dassler Sport (Germany)	1,005	342,493
Swatch Group AG (Switzerland)	2,058	79,822
VF Corp.	10,100	736,795

		5,483,957

Thrifts & Mortgage Finance — 0.8%
Countrywide Financial Corp.	65,100	2,281,104
Fannie Mae	104,100	5,820,231
Freddie Mac	74,000	4,908,420
Golden West Financial Corp.	28,600	2,209,350
MGIC Investment Corp.(b)	8,200	491,754
Sovereign Bancorp, Inc.	38,955	837,922
Washington Mutual, Inc.	102,678	4,463,413

		21,012,194

Tobacco — 0.8%
Altria Group, Inc.	227,400	17,407,469
British American Tobacco (United Kingdom)	21,111	570,771
Imperial Tobacco Group (United Kingdom)	16,870	562,239
Reynolds American, Inc.(b)	17,400	1,078,278
Swedish Match AB (Sweden)	28,000	455,640
UST, Inc.	16,900	926,627

		21,001,024

Trading Companies & Distributors — 0.1%
Itochu Corp. (Japan)	69,000	534,476
Marubeni Corp. (Japan)	106,000	527,644
Mitsubishi Corp. (Japan)	16,500	310,095
Mitsui & Co. Ltd. (Japan)	37,000	470,468
Sumitomo Corp. (Japan)	61,000	760,661
W.W. Grainger, Inc.	8,200	549,564

		3,152,908

Transportation Infrastructure
Hopewell Holdings (Hong Kong)	44,000	125,381
Kamigumi Co. Ltd. (Japan)	9,000	70,171
Macquarie Airports Management Ltd. (Australia)	336,649	770,278

		965,830

Water Utilities
Aguas de Barcelona SA (Spain)	3,433	111,486

Wireless Telecommunication Services — 0.4%
Alltel Corp.	41,400	2,297,700
Mobistar SA (Belgium)	765	63,345
NTT DoCoMo, Inc. (Japan)	85	130,963
Sprint Nextel Corp.(b)	312,377	5,357,266
Vodafone Group PLC (United Kingdom)	812,477	1,859,711

		9,708,985

TOTAL COMMON STOCKS (cost $1,104,161,365)		1,456,402,348

19

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value
LONG-TERM BONDS — 33.5%

Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.(k)
4.75%	08/15/10	Baa2	$2,000	1,948,126
5.20%	08/15/15	Baa2	1,170	1,119,451
Boeing Capital Corp.(b)
6.10%	03/01/11	A2	975	1,009,921
Goodrich Corp.(k)
6.80%	07/01/36	Baa3	1,301	1,375,013
Lockheed Martin Corp.(k)
6.15%	09/01/36	Baa1	670	702,091
Northrop Grumman Corp.
7.125%	02/15/11	Baa2	1,025	1,097,527
Raytheon Co.
4.50%	11/15/07	Baa2	194	192,269
5.50%	11/15/12	Baa2	625	630,416
6.55%	03/15/10	Baa2	1,150	1,195,930
8.30%	03/01/10	Baa2	700	764,793

				10,035,537

Airlines — 0.1%
Continental Airlines, Inc.
6.648%	09/15/17	Baa3	365	371,869
6.703%	06/15/21	Baa3	197	197,135
Southwest Airlines Co.(b)
6.50%	03/01/12	Baa1	1,290	1,353,377

				1,922,381

Asset Backed Securities — 1.6%
American Express Credit Account Master Trust I(h)(k)
Series 2004-4, Class C
5.80%	03/15/12	Baa2	1,510	1,519,202
Series 2004-C, Class C
5.83%	02/15/12	Baa2	957	958,838
Amortizing Residential Collateral Trust, Series 2002-BC9, Class M1(h)
6.43%	12/25/32	Aa2	2,664	2,667,064

20

Bank of America Credit Card Trust, Series 2006-C5, Class C5
5.73%	01/15/16	Baa2	4,159	4,161,485
Bank One Issuance Trust, Series 2003-C1, Class C1
4.54%	09/15/10	Baa2	2,445	2,418,666
CDC Mortgage Capital Trust(h)
Series 2002-HE3, Class M1
6.98%	03/25/33	Aa2	880	880,408
Series 2003-HE1, Class M2
7.28%	08/25/33	A2	289	289,649
Centex Home Equity, Series 2005-A, Class M2(h)
5.83%	01/25/35	Aa2	2,250	2,262,454
Chase Issuance Trust, Series 2005-A4, Class A4
4.23%	01/15/13	Aaa	4,000	3,902,063
Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1(h)
5.73%	02/20/15	Baa2	1,500	1,504,912
Credit-Based Asset Servicing and Securitization, Series 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,740	1,728,762
Equity One ABS, Inc., Series 2004-3, Class M1
5.70%	07/25/34	Aa2	1,660	1,651,995
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M2(h)
5.85%	06/25/36	Aa2	1,800	1,815,691
HFC Home Equity Loan Trust, Series 2005-2, Class M2(h)
5.82%	01/20/35	Aa1	1,011	1,014,991
Home Equity Asset Trust, Series 2005-7, Class 2A4(h)
5.71%	01/25/36	Aaa	1,400	1,406,509
Household Mortgage Loan Trust, Series 2004-HC1, Class M(h)
5.83%	02/20/34	Aa2	197	197,020
MBNA Master Credit Card Trust, Series 1999-J, Class A
7.00%	02/15/12	Aaa	2,370	2,501,522
Morgan Stanley ABS Capital I,(h)
Series 2004-NC3, Class M2
6.43%	03/25/34	A2	1,800	1,813,188
Morgan Stanley Dean Witter Capital I(h)
Series 2002-HE1, Class M1
5.93%	07/25/32	Aa2	1,900	1,919,025
Series 2002-NC4, Class M1
6.18%	09/25/32	Aaa	1,879	1,921,084
Prestige Auto Receivables Trust, Series 2004-1, Class A2(k)
3.69%	06/15/11	Aaa	748	740,448
Saxon Asset Securities Trust, Series 2005-2, Class M2(h)
5.77%	10/25/35	Aa2	1,480	1,489,488
Securitized Asset Backed Receivables LLC(h)
Series 2004-OP1, Class M1
5.84%	02/25/34	Aa2	1,755	1,759,290
Series 2006-FR3, Class A3
5.576%	05/25/36	Aaa	1,400	1,401,988
SVO VOI Mortgage Corp., Series 2005-AA, Class A(k)
5.25%	02/20/21	Aaa	998	994,407
WFS Financial Owner Trust, Series 2004-4, Class D
3.58%	05/17/12	A3	827	813,413

				43,733,562

21

Automotive — 0.1%
Auburn Hills Trust, Inc.
12.375%	05/01/20	Baa1	640	948,489
DaimlerChrysler NA Holding Corp.
8.50%	01/18/31	Baa1	231	274,523
Equus Cayman Finance Ltd. (Cayman Islands)(k)
5.50%	09/12/08	Baa3	410	408,357
Hyundai Motor Manufacturing LLC(k)
5.30%	12/19/08	Baa3	650	644,365
Johnson Controls, Inc.
5.50%	01/15/16	Baa1	350	342,022

				2,617,756

Banking — 0.6%
Banco Bradesco
8.75%	10/24/13	A2	550	622,875
Bank One Corp.
7.875%	08/01/10	A1	2,500	2,725,670
Barclays Cap Inc., (k)
5.926%	12/15/49	Aa3	1,830	1,829,616
Citigroup Inc
6.125%	08/25/36	Aa2	725	745,660
5.625%	08/27/12	Aa2	1,900	1,934,574
HSBC Bank USA, Senior Notes
3.875%	09/15/09	Aa2	250	241,816
HSBC Finance Corp.(b)
5.70%	06/01/11	Aa3	585	595,445
ICICI Bank Ltd. (Singapore)(k)
5.75%	11/16/10	Baa2	1,350	1,346,533
JP Morgan Chase & Co.
4.60%	01/17/11	Aa3	975	953,332
6.50%	01/15/09	A1	1,100	1,126,693
JP Morgan Chase Capital XVIII Series R
6.95%	08/17/36	A2	690	732,904
Mizuho Finance Group Ltd. (Cayman Islands)(k)
5.79%	04/15/14	A2	1,060	1,071,453
MUFG Capital Finance Group Ltd. (Cayman Islands)(k)
6.346%	07/29/49	Baa2	800	803,980
Santander Central Hispano Issuances Ltd. (Cayman Islands)
7.625%	09/14/10	A1	805	873,395
Washington Mutual, Inc.
5.65%	08/15/14	A3	270	270,530
Wells Fargo Bank
6.45%	02/01/11	Aa1	90	94,515

				15,968,991

Brokerage — 0.4%
Bear Stearns Companies, Inc. (The)
5.30%	10/30/15	A1	550	541,398
Goldman Sachs Group, Inc. (The)
5.35%	01/15/16	Aa3	1,730	1,698,066
6.45%	05/01/36	A1	1,770	1,806,269
Lehman Brothers Holdings, Inc.
6.625%	01/18/12	A1	1,800	1,908,900
Merrill Lynch & Co., Inc.
5.77%	07/25/11	Aa3	355	362,115
4.25%	02/08/10	Aa3	1,470	1,427,864
4.79%	08/04/10	Aa3	375	369,270
5.45%	07/15/14	Aa3	200	200,291

22

Morgan Stanley Group, Inc.
4.75%	04/01/14	A1	1,510	1,435,980
5.375%	10/15/15	Aa3	30	29,622

				9,779,775

Building Materials & Construction — 0.2%
American Standard, Inc.
7.625%	02/15/10	Baa3	1,000	1,055,184
CRH America Inc
6.00%	09/30/16	Baa1	395	395,554
Hanson PLC (United Kingdom)
7.875%	09/27/10	Baa1	1,270	1,367,585
6.125%	08/15/16	Baa1	265	266,769
Lafarge SA
6.15%	07/15/11	Baa2	1,100	1,123,616
Ryland Group, Inc.
5.375%	06/01/08	Baa3	575	570,525

				4,779,233

Cable — 0.2%
AT&T Broadband
9.455%	11/15/22	Baa2	115	148,806
Cox Communications, Inc.
6.75%	03/15/11	Baa3	1,195	1,244,581
7.875%	08/15/09	Baa3	1,160	1,230,012
CSC Holdings, Inc.
7.875%	12/15/07	B2	2,135	2,167,025
Tele-Communications, Inc.
9.875%	06/15/22	Baa2	1,440	1,887,864

				6,678,288

Capital Goods — 0.4%
Caterpillar Financial Service Corp.
5.50%	03/15/16	A2	780	785,920
Caterpillar, Inc.
7.25%	09/15/09	A2	1,000	1,058,757
Cooper Cameron Corp.
2.65%	04/15/07	Baa1	425	418,606
Erac USA Finance Co.(k)
7.35%	06/15/08	Baa1	2,450	2,526,953
FedEx Corp.
2.65%	04/01/07	Baa2	2,100	2,071,637
7.25%	02/15/11	Baa2	480	515,034
Honeywell International, Inc.
6.125%	11/01/11	A2	1,120	1,165,223
Tyco International Group SA (Luxembourg)
6.00%	11/15/13	Baa3	1,530	1,583,290
United Technologies Corp.(f)
6.35%	03/01/11	A2	810	846,230
8.875%	11/15/19	A2	640	833,334
Waste Management, Inc.
7.75%	05/15/32	Baa3	240	287,768

				12,092,752

23

Chemicals — 0.4%
Dow Chemical Co.
5.97%	01/15/09	A3	430	436,492
6.125%	02/01/11	A3	690	711,416
Huntsman International LLC
9.875%	03/01/09	B2	1,344	1,401,120
ICI Wilmington, Inc.
5.625%	12/01/13	Baa3	780	768,737
IMC Global, Inc.(b)
11.25%	06/01/11	Ba3	2,250	2,376,562
Lubrizol Corp.
4.625%	10/01/09	Baa3	1,090	1,069,281
Lyondell Chemical Co.
9.50%	12/15/08	Ba3	1,607	1,653,201
Monsanto Co., Series 1
5.50%	07/30/35	Baa1	635	598,275
Union Carbide Corp.
7.50%	06/01/25	Ba2	500	534,642

				9,549,726

Collateralized Mortgage Obligations — 0.5%
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	4,629	4,638,504
Bank of America Mortgage Securities, Inc.(h)
Series 2005-A, Class 2A1
4.459%	02/25/35	Aaa	1,489	1,460,589
Series 2005-B, Class 2A1
4.390%	03/25/35	Aaa	1,483	1,452,647
Countrywide Alternative Loan Trust, Pass-Thru Certificates, Series 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	2,424	2,372,393
Master Alternative Loans Trust, Pass-Thru Certificates, Series 2004-4, Class 4A1
5.00%	04/25/19	Aaa	617	602,329
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3(h)
4.17%	02/25/34	Aaa	1,540	1,518,753
Washington Mutual Alternative Loan Trust, Mortgage Pass-Thru Certificates, Series 2005-1, Class 3A
5.00%	03/25/20	AAA(d)	1,343	1,331,220
Washington Mutual, Inc., Series 2002-AR15, Class A-5(h)
4.38%	12/25/32	Aaa	781	771,353

				14,147,788

Commercial Mortgage Backed Securities — 4.1%
Bank of America Commercial Mortgage Inc.
Series 2006-2 A4
5.9304%	05/10/45	AAA(d)	4,400	4,555,678
Series 2003-2, Class A3
4.873%	03/11/41	AAA(d)	3,350	3,295,507
Series 2004-2, Class A4
4.153%	11/10/38	Aaa	3,680	3,525,013

24

Series 2004-3, Class A4
5.176%	06/10/39	Aaa	2,000	1,995,779
Series 2005-1, Class ASB(h)
5.0179%	11/10/42	AAA(d)	1,100	1,092,568
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A6
4.75%	02/13/46	AAA(d)	3,500	3,373,128
Series 2005-T18, Class AAB(h)
4.823%	02/13/42	Aaa	2,250	2,194,430
Series 2005-T20, Class AAB
5.2867%	10/12/42	Aaa	3,000	2,990,246
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2
7.37%	06/19/29	AAA(d)	607	607,217
Citigroup Commercial Mortgage Trust 2006-C4 Class A3
5.9112%	03/15/49	Aaa	2,190	2,258,338
Commercial Mortgage Pass-Thru Certificate, Series 2004-LB2A, Class X2, I/O(k)
0.978%	03/10/39	AAA(d)	16,642	489,180
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,500	1,438,250
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4
5.558%	02/15/39	AAA(d)	4,330	4,396,698
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A1B
7.62%	06/10/33	AAA(d)	3,200	3,441,214
GE Commercial Mortgage Corp., Series 2004-C2, Class X2, I/O(h)(k)
0.775%	03/10/40	Aaa	31,273	630,828
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A-4
4.111%	07/05/35	Aaa	5,000	4,689,855
Series 2003-C2, Class A3
4.533%	01/05/36	Aaa	3,570	3,478,933
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2000-C10, Class A2
7.371%	08/15/32	Aaa	6,168	6,530,131
Series 2004-C2, Class A3(h)
5.3814%	05/15/41	Aaa	6,228	6,207,616
Series 2005-CB13, Class A4
5.472%	01/12/43	Aaa	2,800	2,799,732
Series 2006- CB16, Class ASB
5.523%	05/12/45	Aaa	2,000	2,023,635
Series 2005-LDP5, Class A4(h)
5.3446%	12/15/44	Aaa	3,630	3,612,292
Series 2006-LDP6, Class X2,I/O(h)
.256%	04/15/43	Aaa	164,744	998,763
Series 2005-LDP2, Class ASB(h)
4.659%	07/15/42	Aaa	6,380	6,184,530
Series 2006-LDP8 , Class ASB
5.37%	05/15/45	Aaa	2,000	2,004,680
Keycorp., Series 2000-C1, Class A2
7.727%	05/17/32	Aaa	10,882	11,603,889
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A3
4.83%	11/15/27	Aaa	2,720	2,674,412

25

Series 2004-C6, Class A5(h)
4.826%	08/15/29	AAA(d)	5,000	4,901,218
Series 2005-C3, Class A5
4.739%	07/15/30	Aaa	695	666,806
Series 2006-C3, Class A4
5.661%	03/15/39	Aaa	4,950	5,066,147
Merrill Lynch Mortgage Trust, Series 2004-Key 2, Class A3
4.615%	08/12/39	Aaa	1,900	1,838,566
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4
6.105%	06/12/46	Aaa	2,210	2,311,089
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B
7.33%	12/10/32	AAA(d)	3,605	3,786,313
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2 A4
4.98%	11/15/34	Aaa	1,700	1,677,256

				109,339,937

Consumer — 0.1%
Western Union Telegram Co.
5.93%	10/01/16	A3	565	569,650
Whirlpool Corp.(b)
6.125%	06/15/11	Baa2	1,045	1,063,839

				1,633,489

Electric — 0.9%
Appalachian Power Co.
4.40%	06/01/10	Baa2	790	762,796
Arizona Public Services
6.25%	08/01/16	Baa2	1,490	1,514,652
Boston Edison Co.
4.875%	04/15/14	A1	730	711,678
Carolina Power & Light Co.
5.25%	12/15/15	A3	660	648,951
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,079,541
6.95%	03/15/33	Baa2	300	333,426
Consolidated Edison, Inc.
5.375%	12/15/15	A1	820	816,522
Consumers Energy Co., First Mortgage Bonds, Series D (b)
5.375%	04/15/13	Baa2	435	430,797
Dominion Resources, Inc.
5.125%	12/15/09	Baa2	1,255	1,246,810
Duke Capital LLC
4.331%	11/16/06	Baa2	920	918,477
6.25%	02/15/13	Baa2	205	210,646
8.00%	10/01/19	Baa2	140	162,659
El Paso Electric Co.
6.00%	05/15/35	Baa3	845	826,185
Empresa Nacional de Electricidad S.A. (Chile)
8.50%	04/01/09	Ba1	1,350	1,437,322
8.625%	08/01/15	Ba1	310	359,023

26

Energy East Corp.
6.75%	09/15/33	Baa2	805	842,412
Exelon Corp.
4.90%	06/15/15	Baa2	195	183,981
FirstEnergy Corp.
7.375%	11/15/31	Baa3	860	994,285
Florida Power & Light Co.
5.95%	10/01/33	Aa3	380	392,155
Indiana Michigan Power Co.
5.05%	11/15/14	Baa2	575	551,565
Nevada Power Co.(k)
6.50%	05/15/18	Ba1	1,180	1,226,440
NiSource Finance Corp.
5.45%	09/15/20	Baa3	500	465,307
Ohio Edison
6.40%	07/15/16	Baa2	730	767,103
Oncor Electric Delivery Co.
6.375%	01/15/15	Baa2	465	480,082
7.00%	09/01/22	Baa2	545	590,619
7.25%	01/15/33	Baa2	240	272,240
Pacific Gas & Electric Co.
6.05%	03/01/34	Baa1	1,610	1,619,357
Pepco Holdings, Inc.
5.50%	08/15/07	Baa3	735	734,829
PPL Electric Utilities Corp.
6.25%	08/15/09	A3	1,900	1,950,932
Southern California Edison Co.
4.65%	04/01/15	A3	610	577,055
5.625%	02/01/36	A3	340	329,951
Xcel Energy, Inc.
3.40%	07/01/08	Baa1	785	758,949
6.50%	07/01/36	Baa1	445	469,494
7.00%	12/01/10	Baa1	250	264,992

				24,931,233

Energy - Integrated — 0.1%
Conoco, Inc.
6.95%	04/15/29	A1	270	311,381
Phillips Petroleum Co.
8.75%	05/25/10	A1	1,900	2,121,827
TNK-BP Finance(k)
7.50%	07/18/16	Baa2	490	511,911

				2,945,119

Energy - Other — 0.2%
Anadarko Finance (Canada)
7.50%	05/01/31	Baa2	5	5,717
Anadarko Petroleum Corp.(b)
5.95%	09/15/16	Baa2	870	880,394
Devon Energy Corp.
7.875%	09/30/31	Baa2	280	341,247
Encana Corp. (Canada)
6.50%	08/15/34	Baa2	255	264,855
Halliburton Co.
5.50%	10/15/10	Baa1	200	201,215

27

Talisman Energy, Inc. (Canada)
5.125%	05/15/15	Baa2	185	177,183
Valero Energy Corp.
7.50%	04/15/32	Baa3	185	214,306
Weatherford International
6.50%	08/01/36	Baa1	575	586,424
Woodside Finance Ltd. (Australia)(k)
5.00%	11/15/13	Baa1	1,660	1,607,292
XTO Energy, Inc.
5.65%	04/01/16	Baa2	355	352,173

				4,630,806

Foods — 0.5%
Archer-Daniels-Midland Co.
8.125%	06/01/12	A2	195	221,540
Bottling Group LLC
5.50%	04/01/16	A3	415	417,742
Bunge Ltd Finance Corp.
5.35%	04/15/14	Baa2	1,000	957,769
Cadbury Schweppes American Finance, Inc.(k)
3.875%	10/01/08	Baa2	1,050	1,021,309
ConAgra Foods, Inc.
7.875%	09/15/10	Baa2	585	636,244
General Mills, Inc.
5.125%	02/15/07	Baa1	500	499,388
HJ Heinz Co.(k)
6.428%	12/01/08	Baa2	1,620	1,653,438
Kellogg Co.
6.60%	04/01/11	A3	1,285	1,352,037
Kraft Foods, Inc.
4.625%	11/01/06	A3	1,405	1,403,932
5.25%	06/01/07	A3	400	399,332
5.625%	11/01/11	A3	965	974,983
Kroger Co. (The)
6.75%	04/15/12	Baa2	310	325,860
6.80%	04/01/11	Baa2	575	601,371
7.00%	05/01/18	Baa2	530	561,472
Safeway, Inc.
7.25%	02/01/31	Baa2	175	187,329
Tricon Global Restaurants, Inc.
8.875%	04/15/11	Baa2	235	265,716
Tyson Foods, Inc.
6.85%	04/01/16	Ba1	785	808,278
7.25%	10/01/06	Ba2	525	525,013
8.25%	10/01/11	Ba2	110	118,240
Whitman Corp.
6.375%	05/01/09	Baa1	1,645	1,681,689

				14,612,682

Foreign Government Bonds — 0.2%
Export-Import Bank of Korea (The) (South Korea)(k)
4.125%	02/10/09	A3	1,120	1,090,758
Korea Development Bank (South Korea)
4.75%	07/20/09	A3	1,530	1,507,942

28

Pemex Project Funding Master Trust
5.75%	12/15/15	Baa1	1,610	1,572,970
8.625%	12/01/23	Baa1	350	420,875
Petrobras International Finance Co. (PIFCO) (Cayman Islands)
8.375%	12/10/18	Baa2	900	1,048,500

				5,641,045

Gaming — 0.1%
Harrah’s Operating Co., Inc.
5.50%	07/01/10	Baa3	970	955,295
5.75%	10/01/17	Baa3	179	163,706
7.125%	06/01/07	Baa3	365	367,689
Mandalay Resort Group
9.375%	02/15/10	B1	12	12,825
Station Casinos
6.625%	03/15/18	Ba3	1,800	1,624,499

				3,124,014

Health Care & Pharmaceutical — 0.9%
Abbott Laboratories
5.875%	05/15/16	A1	2,015	2,087,436
Aetna, Inc.
5.75%	06/15/11	A3	430	436,979
Amerisourcebergen Corp., Series WI
5.625%	09/15/12	Ba1	915	899,399
Baxter International, Inc.
5.196%	02/16/08	Baa1	1,085	1,081,124
5.90%	09/01/16	Baa1	690	708,648
Boston Scientific
6.40%	06/15/16	Baa3	2,135	2,153,119
Cardinal Health, Inc.
5.85%	12/15/17	Baa2	1,475	1,472,454
Coventry Health Care, Inc.
6.125%	01/15/15	Ba1	1,070	1,061,808
Genentech, Inc.
4.75%	07/15/15	A1	920	883,521
Laboratory Corp. of America Holdings
5.625%	12/15/15	Baa3	925	918,043
Merck & Co., Inc.
5.95%	12/01/28	Aa3	205	208,398
Schering-Plough Corp.
5.55%	12/01/13	Baa1	1,860	1,866,055
Teva Pharmaceutical Finance LLC (Israel)
6.15%	02/01/36	Baa2	1,400	1,347,340
UnitedHealth Group, Inc.
5.25%	03/15/11	A2	1,470	1,467,649
5.375%	03/15/16	A2	695	687,634
5.80%	03/15/36	A2	300	294,588
Ventas Realty LP, Sr. Notes
6.625%	10/15/14	Ba2	2,620	2,626,551
Wellpoint, Inc.
3.50%	09/01/07	Baa1	1,970	1,933,733
5.00%(b)	12/15/14	Baa1	1,085	1,048,805
5.25%	01/15/16	Baa1	335	328,232
5.95%	12/15/34	Baa1	210	206,039

29

Wyeth
5.50%	03/15/13-02/01/14	Baa1	1,125	1,129,613
6.45%	02/01/24	Baa1	125	132,945

				24,980,113

Insurance — 0.3%
Allstate Corp. (The)
5.55%	05/09/35	A1	170	160,427
5.95%	04/01/36	A1	635	634,542
American International Group, Inc.
4.25%	05/15/13	Aa2	1,355	1,272,365
American Intl Group
5.05%	10/01/15	Aa2	125	121,821
AXA SA (France)
8.60%	12/15/30	A3	230	293,639
Liberty Mutual Group(k)
7.00%	03/15/34	Baa3	910	909,948
Marsh & Mclennan Cos., Inc.
5.15%	09/15/10	Baa2	335	330,055
MetLife, Inc.
5.70%	06/15/35	A2	1,185	1,151,473
6.125%	12/01/11	A2	435	451,314
6.375%	06/15/34	A2	85	90,089
St. Paul Travelers(b)
6.75%	06/20/36	A3	740	797,263
W.R. Berkley Corp.
5.60%	05/15/15	Baa2	705	692,223
6.15%	08/15/19	Baa2	575	575,005
XL Capital Ltd. (Cayman Islands)
5.25%	09/15/14	A3	110	107,084

				7,587,248

Lodging
P&O Princess (United Kingdom)
7.30%	06/01/07	A3	345	348,702

Media & Entertainment — 0.3%
British Sky Broadcasting Group PLC (United Kingdom)
7.30%	10/15/06	Baa2	785	785,365
CBS Corp.
7.875%	07/30/30	Baa3	345	376,723
Chancellor Media Corp.
8.00%	11/01/08	Baa3	745	778,971
Clear Channel Communications, Inc.
4.40%	05/15/11	Baa3	190	176,814
Knight Ridder Inc.
6.875%	03/15/29	Ba1	80	76,354
News America Holdings, Inc.
7.625%	11/30/28	Baa2	1,360	1,499,896
Time Warner, Inc.
6.75%	04/15/11	Baa2	725	758,264
7.25%	10/15/17	Baa2	745	804,150
9.15%	02/01/23	Baa2	625	776,507
Viacom Inc.(k)
6.25%	04/30/16	Baa3	710	703,770
6.875%	04/30/36	Baa3	740	731,555

30

Walt Disney Co. (The)
5.375%	06/01/07	A3	300	300,196

				7,768,565

Metals — 0.1%
Alcan, Inc. (Canada)
4.50%	05/15/13	Baa1	255	240,348
5.00%	06/01/15	Baa1	755	720,210
Falconbridge Ltd. (Canada)
6.20%	06/15/35	Baa2	210	202,993
Southern Copper Corp.
7.50%	07/27/35	Baa2	1,090	1,140,809
United States Steel, Sr. Notes
10.75%	08/01/08	Ba1	830	897,438
Vale Overseas Ltd. (Cayman Islands)
8.25%	01/17/34	Baa3	510	578,850

				3,780,648

Municipals
Illinois State Taxable Pension, G.O.
5.10%	06/01/33	Aa3	1,060	1,015,607

Non Captive Finance — 0.4%
Berkshire Hathaway, Inc.(k)
4.75%	05/15/12	Aaa	945	924,419
Capital One Bank(g)
6.50%	06/13/13	Baa1	10	10,459
Capital One Financial Co.
5.70%	09/15/11	Baa1	570	574,016
Capital One Financial Co.
6.15%	09/01/16	Baa2	160	161,898
Capital One Financial Corp.
5.50%	06/01/15	Baa1	275	269,661
CIT Group, Inc.
4.25%	02/01/10	A2	480	465,372
5.50%	11/30/07	A2	1,285	1,288,523
General Electric Capital Corp. MTN
6.75%	03/15/32	Aaa	1,785	2,040,327
Household Finance Corp.
4.75%	05/15/09	Aa3	370	366,646
6.375%	10/15/11	Aa3	1,080	1,128,851
International Lease Finance Corp.
3.50%	04/01/09	A1	750	719,216
Residential Capital Corp.
6.00%	02/22/11	Baa3	1,540	1,538,121
6.375%	06/30/10	Baa3	610	617,185

				10,104,694

31

Paper
Plum Creek Timberlands
5.875%	11/15/15	Baa3	745	736,936
Weyerhaeuser Co.
7.375%	03/15/32	Baa2	425	440,248

				1,177,184

Pipelines & Other — 0.3%
Atmos Energy Corp.
4.00%	10/15/09	Baa3	1,815	1,739,089
Duke Energy Field Services Corp.
7.875%	08/16/10	Baa2	1,830	1,980,748
Enterprise Products Operating LP
4.00%	10/15/07	Baa3	1,000	984,793
6.875%	03/01/33	Baa3	140	144,060
Kinder Morgan Finance (Canada)
5.70%	01/05/16	Baa2	800	738,493
Oneok, Inc.
5.51%	02/16/08	Baa2	1,630	1,630,623
Oneok Partners LP
6.65%	10/01/36	Baa2	580	584,065
Sempra Energy
4.621%	05/17/07	Baa1	790	786,170
6.00%	02/01/13	Baa1	80	81,964

				8,670,005

Railroads — 0.2%
Burlington Northern Santa Fe Corp.
6.70%	08/01/28	Baa1	735	804,653
Norfolk Southern Corp.
5.64%	05/17/29	Baa1	571	555,582
7.80%	05/15/27	Baa1	24	29,573
Union Pacific Corp.
3.625%	06/01/10	Baa2	1,395	1,320,373
6.625%	02/01/08	Baa2	1,755	1,783,793
6.65%	01/15/11	Baa2	760	798,425

				5,292,399

Real Estate Investments Trusts — 0.2%
Brandywine Operating Partnership LP
5.75%	04/01/12	Baa3	1,405	1,413,527
ERP Operating LP
5.125%	03/15/16	Baa1	430	415,382
Mack-Cali Realty Corp.
7.25%	03/15/09	Baa2	1,595	1,655,140
Post Apartment Homes LP
5.45%	06/01/12	Baa3	545	533,452
6.30%	06/01/13	Baa3	650	667,989
Simon Property Group LP
5.75%	05/01/12	Baa1	1,625	1,648,333

				6,333,823

32

Retailers — 0.1%
Gap, Inc. (The)
6.90%	09/15/07	Baa3	1,550	1,565,359
Home Depot, Inc.
5.40%	03/01/16	Aa3	590	586,107
May Department Stores Co.
8.50%	06/01/19	Baa1	285	335,801
Wal-Mart Stores, Inc.
5.25%	09/01/35	Aa2	605	565,800

				3,053,067

Sovereign — 0.3%
Republic of Malaysia (Malaysia)
7.50%	07/15/11	A3	375	408,422
Republic of South Africa (South Africa)
6.50%	06/02/14	Baa1	520	546,000
Russian Federation(k)
11.00%	07/24/18	Baa2	735	1,055,644
United Mexican States (Mexico)
5.625%	01/15/17	Baa1	1,242	1,227,096
8.125%	12/30/19	Baa1	951	1,141,200
7.50%	01/14/12	Baa1	1,630	1,788,925
6.75%	09/27/34	Baa1	1,030	1,093,345

				7,260,632

Structured Notes — 0.1%
TRAINS, Series HY-1 2006(b)(k)
Zero	05/01/16	B1	3,300	3,301,485

Technology — 0.4%
Electronic Data Systems Corp.
7.45%	10/15/29	Ba1	120	131,684
Equifax, Inc.
4.95%	11/01/07	Baa1	475	471,255
Freescale Semiconductor, Inc.
6.875%	07/15/11	Ba1	1,700	1,789,249
International Business Machines Corp.
5.875%	11/29/32	A1	575	588,544
Jabil Circuit, Inc.
5.875%	07/15/10	Baa3	1,330	1,341,987
Motorola, Inc.
8.00%	11/01/11	Baa2	128	142,840
4.608%	11/16/07	Baa2	1,220	1,210,633
Oracle Corp.
5.00%	01/15/11	A3	1,080	1,069,683
Seagate Technology International (Cayman Islands)
8.00%	05/15/09	BB+(d)	1,545	1,606,800
Xerox Corp.(b)
6.40%	03/15/16	Ba1	1,039	1,033,805

				9,386,480

33

Telecommunications — 1.0%
ALLTEL Ohio LP(k)
8.00%	08/15/10	A2	408	443,046
America Movil SA de CV (Mexico)
6.375%	03/01/35	A3	630	602,094
AT&T Corp.(b)
8.00%	11/15/31	A2	760	928,914
AT&T Wireless Services, Inc.
8.125%	05/01/12	Baa1	800	900,463
8.75%	03/01/31	Baa1	705	901,272
BellSouth Corp.
4.20%	09/15/09	A2	1,365	1,323,874
British Telecommunications PLC (United Kingdom)
7.00%	05/23/07	Baa1	1,400	1,411,438
8.875%	12/15/30	Baa1	245	326,848
Cingular Wireless LLC
7.125%	12/15/31	Baa1	535	585,564
Deutsche Telekom International Finance BV (Netherlands)
8.25%	06/15/30	A3	345	421,483
Embarq Corp.
7.082%	06/01/16	Baa3	350	357,035
7.995%	06/01/36	Baa3	1,035	1,095,965
France Telecom SA (France)
8.50%	03/01/31	A3	385	502,326
Nextel Communications, Inc.
5.95%	03/15/14	Baa3	1,475	1,442,656
Royal KPN NV (Netherlands)
8.00%	10/01/10	Baa2	645	696,843
SBC Communications, Inc.
4.125%	09/15/09	A2	1,335	1,292,786
5.30%	11/15/10	A2	1,180	1,176,527
Sprint Capital Corp.
6.875%	11/15/28	Baa3	265	268,567
8.75%	03/15/32	Baa3	220	268,290
Telecom Italia Finance (Luxembourg)
5.25%	11/15/13	Baa2	170	160,970
6.375%	11/15/33	Baa2	520	486,312
7.20%(b)	07/18/36	Baa2	1,660	1,706,140
Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico)
6.80%	05/15/09	Baa1	2,220	2,274,724
Telefonica Emisiones Sau (Spain)
6.421%	06/20/16	Baa1	630	648,161
7.045%	06/20/36	Baa1	1,375	1,451,075
TELUS Corp. (Cananda)
8.00%	06/01/11	Baa2	1,500	1,653,456
US Cellular Corp.
6.70%	12/15/33	Baa3	600	580,565
Verizon Global Funding Corp.
5.85%	09/15/35	A3	380	358,020
7.75%	12/01/30	A3	450	515,848
Vodafone Group PLC (United Kingdom)
7.75%	02/15/10	A3	950	1,018,679

				25,799,941

Tobacco
Altria Group, Inc.
7.65%	07/01/08	Baa2	765	793,931
7.75%	01/15/27	Baa2	300	363,244

				1,157,175

34

Mortgage Backed Securities — 11.3%
Federal Home Loan Mortgage Corp.
4.50%	02/01/19-07/01/20	8,955	8,637,514
5.00%	07/01/18-05/01/34	16,194	15,841,707
5.252%	12/01/35	4,585	4,534,192
5.50%	12/01/33-07/01/34	13,404	13,248,961
6.00%	03/01/32-12/01/33	4,034	4,070,977
6.50%	12/01/14-09/01/16	965	981,906
7.00%	05/01/31-09/01/33	7,202	7,415,131
5.00%	TBA 30 YR	4,000	3,845,000
5.50%	TBA 30 YR	9,000	8,867,808
6.00%	TBA 30 YR	7,000	7,030,625
Federal National Mortgage Association
4.00%	06/01/19	3,092	2,926,449
4.50%	11/01/18-01/01/35	19,702	18,874,024
4.968%	07/01/33	1,460	1,456,423
5.00%	10/01/18-03/01/34	47,352	45,759,452
5.50%	03/01/16-10/01/35	64,345	63,601,317
6.00%	04/01/13-03/01/35	30,868	31,093,705
6.50%	07/01/17-10/01/34	7,374	7,526,940
7.00%	08/01/11-07/01/32	1,961	2,020,307
7.50%	05/01/12-05/01/32	1,434	1,484,672
5.00%	TBA 15 YR	2,500	2,455,470
5.00%	TBA 30 YR	16,000	15,375,008
5.50%	TBA 15 YR	3,500	3,496,717
6.50%	TBA 30 YR	5,000	5,087,500
Government National Mortgage Association
5.50%	08/15/33-03/15/34	7,612	7,567,622
6.00%	04/15/33-06/20/34	3,493	3,536,562
6.50%	10/15/23-06/15/35	7,886	8,097,739
7.00%	09/15/31	245	253,155
8.00%	01/15/24-04/15/25	233	246,717
5.50%	TBA 30 YR	9,500	9,434,688
6.50%	TBA 30 YR	1,000	1,025,312

			305,793,600

U.S. Government Agency Obligations — 3.2%
Federal Farm Credit Bank
5.125%	08/25/16	1,140	1,154,766
5.375%	07/18/11	3,575	3,638,395
Federal Home Loan Bank
5.00%	09/18/09	8,545	8,567,833
5.125%	08/08/08	5,130	5,140,542
5.375%	08/19/11	6,930	7,055,572
5.60%	01/03/08	18,400	18,419,266
5.625%	06/13/16	2,710	2,793,682

35

Federal Home Loan Mortgage Corp.
4.75%	01/18/11	180	178,911
4.90%	11/03/08	7,630	7,594,399
5.25%	07/18/11	3,100	3,143,512
5.40%	02/28/11	6,040	6,040,670
5.50%	07/18/16	50	51,936
5.75%(b)	06/27/16	3,020	3,147,169
Federal National Mortgage Association
4.25%	07/27/07	6,485	6,435,442
4.50%	02/15/11	5,580	5,498,504
5.00%(b)	09/15/08	6,460	6,462,028
5.25%(b)	09/15/16	110	112,145
5.375%	08/15/09	690	698,357
Tennessee Valley Authority, Series B
5.88%	04/01/36	1,305	1,445,479

			87,578,608

U.S. Treasury Securities — 3.3%
United States Treasury Bonds
4.50%(b)	02/15/36	2,175	2,084,092
6.00%	02/15/26	250	286,035
8.125%(b)	05/15/21-08/15/21	5,005	6,736,787
United States Treasury Inflation Index
.88%	04/15/10	3,571	3,384,240
1.625%	01/15/15	2,590	2,463,088
1.875%	07/15/13-07/15/15	4,803	4,666,267
2.00%	01/15/14-01/15/26	9,652	9,409,579
2.375%	04/15/11-01/15/25	4,634	4,688,750
2.50%	07/15/16	1,108	1,130,494
3.00%	07/15/12	3,220	3,340,550
3.375%	01/15/12-04/15/32	1,467	1,655,808
3.50%	01/15/11	1,473	1,542,948
3.625%	01/15/08-04/15/28	4,513	5,068,219
3.875%	01/15/09-04/15/29	14,343	15,411,798
United States Treasury Notes
4.625%	08/31/11	960	961,050
4.875%(b)	05/15/09-08/15/16	11,453	11,646,563
5.00%	07/31/08	120	120,563
United States Treasury Strips(b)
Zero	02/15/19-11/15/26	27,630	13,825,203

			88,422,034

TOTAL LONG-TERM BONDS (cost $914,601,812)			906,976,124

TOTAL LONG-TERM INVESTMENTS (cost $2,018,763,177)			2,363,378,472

36

	Shares
SHORT-TERM INVESTMENTS — 21.2%
Affiliated Mutual Funds — 21.1%
Dryden Core Investment Fund - Dryden Short Term Bond Series(j)	8,332,783	83,411,161
Dryden Core Investment Fund - Taxable Money Market Series (includes $186,077,736 of cash collateral received for securities on loan)(i)(j)	486,672,676	486,672,676

TOTAL MUTUAL FUNDS (cost $570,019,532)		570,083,837

		Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Agency Obligations – 0.1%
United States Treasury Bills(c)(g)		4.77%	12/14/06	$3,200	3,169,411

TOTAL SHORT-TERM INVESTMENTS (cost $573,188,156)					573,253,248

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT —108.5% (cost $2,591,951,333)					2,936,631,720

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)
SECURITIES SOLD SHORT — (0.3%)
U.S. Government Mortgage-Backed Securities

Federal National Mortgage Association (proceeds $8,402,383)	Aaa	5.50%	TBA 30 YR	$8,500	(8,372,500)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT —108.2% (cost $2,583,548,950)					2,928,259,220
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (8.2%)					(222,300,712)

NET ASSETS — 100.0%					$2,705,958,508

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
LP	Limited Partnership
TBA	Securities purchased on a forward commitment basis

(a)	Non-income producing security.

37

(b)	All or portion of security is on loan. The aggregate market value of such securities is $179,243,846; cash collateral of $186,077,736 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Security segregated as collateral for futures contracts.
(d)	Standard & Poor’s rating.
(e)	Indicates an affiliated security.
(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.
(g)	Rate quoted represents yield-to-maturity as of purchase date.
(h)	Indicates variable rate security.
(i)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and Dryden Core Investment Fund – Short-Term Bond Series.
(k)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(l)	Other liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures and interest rate swaps as follows:

Open futures contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation/ (Depreciation)
Long Positions:
231	U.S Treasury 2 Yr Notes	Dec. 2006	$47,241,788	$47,239,500	$(2,288)
272	U.S Treasury Long Bonds	Dec. 2006	30,220,980	30,574,500	353,520
114	S&P 500 Index	Dec. 2006	37,659,975	38,343,900	683,925
46	U.S Treasury 10 Yr Notes	Dec. 2006	4,911,382	4,970,875	59,493

Short Positions:					1,094,650
68	U.S Treasury 5 Yr Notes	Dec. 2006	7,161,469	7,175,062	(13,593)

					$1,081,057

Interest rate swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services (1)	10/03/2011	$4,440	5.09%	3 Month LIBOR	$2,554

(1)	Portfolio pays the fixed rate and receives the floating rate.

38

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.3%
LONG-TERM BONDS

Aerospace/Defense — 0.7%
BAE Systems Holdings, Inc., 144A(h)	Baa2	5.20%	08/15/15	$6,850	$6,554,053
Raytheon Co.	Baa2	4.50%	11/15/07	335	332,010
Raytheon Co.	Baa2	8.30%	03/01/10	725	792,107

					7,678,170

Airlines — 0.9%
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa3	6.703%	06/15/21	4	3,720
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa3	7.487%	04/02/12	7,954	8,311,929
Southwest Airlines Co.	Baa1	5.25%	10/01/14	2,550	2,488,211

					10,803,860

Asset-Backed Securities — 5.2%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)(h)	Baa2	5.83%	02/15/12	1,208	1,210,904
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(g)	Baa2	8.255%	10/25/31	725	726,214
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(g)	AA+(f)	6.68%	10/25/32	274	274,584
Bank of America Credit Card Trust Series 2006-C5, Class C5(g)	Baa2	5.73%	01/15/16	5,750	5,753,434
Bank One Issuance Trust, Series 2003-C1, Class C1	Baa2	4.54%	09/15/10	2,980	2,947,904
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(g)	A2	8.705%	03/25/33	793	795,025
Centex Home Equity, Series 2005-A, Class M4(g)	A1	6.13%	01/25/35	2,400	2,422,016
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00%	06/10/15	6,500	6,322,063
Countrywide Asset-Backed Certificates, Series 2002-BC3, Class M2(g)	A2	6.48%	05/25/32	2,854	2,857,212
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	5.99%	03/25/35	2,670	2,699,632
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(g)	A2	7.58%	08/25/32	280	280,200
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34	2,100	2,089,873
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(g)	Aa2	5.77%	05/25/36	2,575	2,594,851
Ford Credit Auto Owner Trust, Series 2006-B Class C (g)	Baa2	5.68%	06/15/12	2,100	2,113,096
Home Equity Asset Trust, Series 2005-7, Class 2A4(g)	Aaa	5.71%	01/25/36	1,500	1,506,974
Ixis Real Estate Capital Trust, Series 2006-HE1, Class A4(g)	Aaa	5.63%	03/25/36	3,200	3,210,018
MBNA Master Credit Card Trust, Series 1999-J, Class A	Aaa	7.00%	02/15/12	14,300	15,093,572

Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	6.13%	05/25/33		2,187	2,195,683
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(g)	Aa3	6.13%	12/25/34		2,100	2,123,241
Saxon Asset Securities Trust, Series 2002-3, Class M1(g)	Aaa	6.08%	12/25/32		1,930	1,933,808
Structured Asset Securities Corp., Series 2002-HF2, Class M3(g)	BBB(f)	7.33%	07/25/32		1,345	1,253,764

						60,404,068

Automotive — 1.5%
Auburn Hills Trust, Inc.	Baa1	12.375%	05/01/20		640	948,490
Equus Cayman Finance, Ltd. (Cayman Islands), 144A(h)	Baa3	5.50%	09/12/08		830	826,674
Ford Motor Credit Co.	B1	6.625%	06/16/08		3,500	3,447,080
General Motors Acceptance Corp.	Ba1	6.125%	03/15/07	EUR	3,260	4,156,380
General Motors Acceptance Corp.(a)	Ba1	6.15%	04/05/07		3,710	3,705,771
General Motors Acceptance Corp.(a)	Caa1	7.20%	01/15/11		2,175	2,003,719
Hyundai Motor Manufacturing LLC, 144A(h)	Baa3	5.30%	12/19/08		1,820	1,804,222
Johnson Controls, Inc.	Baa1	5.50%	01/15/16		300	293,162

						17,185,498

Banking — 3.8%
Barclays Bank PLC, 144A(g)(h)	Aa3	5.926%	12/15/49		900	899,811
Chuo Mitsui Trust & Banking Co., Ltd. (Japan), 144A(g)(h)	Baa1	5.506%	12/15/49		3,050	2,924,303
Citigroup, Inc.	Aa2	6.125%	08/25/36		4,515	4,643,659
Dresdner Kleinwort Wasserstein for CJSC (The)(Ukraine)	Ba2	7.75%	09/23/09		1,400	1,405,054
HSBC Finance Corp.	Aa3	5.00%	06/30/15		2,855	2,759,634
ICICI Bank, Ltd. (Singapore), 144A(g)(h)(i)	Baa2	7.25%	08/15/49		1,200	1,220,316
ICICI Bank, Ltd. (Singapore), 144A(h)	Baa2	5.75%	11/16/10		2,500	2,493,580
Kazkommerts International BV (Neatherlands), 144A(h)	Baa1	7.875%	04/07/14		4,150	4,212,250
KBC Bank Funding Trust III, 144A(g)(h)	A2	9.86%	11/29/49		5,000	5,591,690
Mizuho Finance Group (Cayman Islands), MTN, 144A(h)	A2	5.79%	04/15/14		1,880	1,900,313
Resona Bank Ltd., 144A(h)	Baa1	5.85%	01/01/56		2,900	2,835,159
Resona Preferred Global Securities (Cayman Islands) 144A(a)(g)(h)	Baa3	7.191%	12/30/49		3,550	3,674,250
Russian Standard Finance Bank, SA, 144A(h)	Ba2	7.50%	10/07/10		3,000	2,910,000
Sumitomo Mitsui Banking Corp., (Japan), 144A(a)(g)(h)	A2	5.625%	07/15/49		6,380	6,209,145

						43,679,164

Brokerage — 0.6%
Goldman Sachs Group, Inc.	Aa3	5.35%	01/15/16		2,975	2,920,084
Goldman Sachs Group, Inc.	A1	6.45%	05/01/36		4,025	4,107,477

						7,027,561

Building Materials & Construction — 1.0%
American Standard, Inc.	Baa3	7.625%	02/15/10		3,800	4,009,699

CRH America, Inc.	Baa1	6.00%	09/30/16	805	806,129
RPM International, Inc.	Baa3	4.45%	10/15/09	5,150	4,979,474
Ryland Group, Inc.	Baa3	5.375%	06/01/08	1,900	1,885,212

					11,680,514

Cable — 0.7%
AT&T Broadband	Baa2	9.455%	11/15/22	1,065	1,378,072
CSC Holdings, Inc.	B2	7.875%	12/15/07	3,800	3,857,000
Mediacom Broadband LLC, 144A(h)	B3	8.50%	10/15/15	2,075	2,062,031
TCI Communications, Inc.	Baa2	7.875%	02/15/26	750	844,721

					8,141,824

Capital Goods — 1.4%
Briggs & Stratton Corp.	Ba1	8.875%	03/15/11	3,905	4,295,676
Caterpillar, Inc.	A2	6.05%	08/15/36	260	270,661
FedEx Corp.	Baa2	7.25%	02/15/11	1,750	1,877,729
Rockwell Automation, Inc.	A3	5.20%	01/15/98	6,500	5,334,504
Tyco International Group SA (Luxembourg)	Baa3	6.00%	11/15/13	200	206,966
Tyco International Group SA (Luxembourg)	Baa3	6.75%	02/15/11	805	850,199
Waste Management, Inc.	Baa3	7.125%	10/01/07	1,550	1,570,172
Waste Management, Inc.	Baa3	7.65%	03/15/11	2,100	2,279,334

					16,685,241

Chemicals — 2.3%
Dow Chemical Co.	A3	5.97%	01/15/09	490	497,398
Dow Chemical Co.	A3	7.375%	11/01/29	845	986,739
Huntsman International LLC	B2	9.875%	03/01/09	1,478	1,540,815
Huntsman International LLC	Ba3	11.625%	10/15/10	2,100	2,320,500
ICI Wilmington, Inc.	Baa3	4.375%	12/01/08	2,040	1,993,792
IMC Global, Inc.	B2	6.875%	07/15/07	2,000	2,005,000
IMC Global, Inc.	Ba3	10.875%	08/01/13	610	680,150
Lubrizol Corp.	Baa3	4.625%	10/01/09	5,600	5,493,556
Lubrizol Corp.	Baa3	5.875%	12/01/08	550	554,773
Lubrizol Corp.	Baa3	6.50%	10/01/34	1,380	1,390,665
Lyondell Chemical Co.	Ba3	9.50%	12/15/08	1,768	1,818,830
Monsanto Co.	A-(f)	5.50%	08/15/25	4,560	4,373,738
Union Carbide Chemical & Plastics Co.	Ba2	7.875%	04/01/23	3,058	3,235,278

					26,891,234

Collateralized Mortgage Obligations — 1.0%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	2,998	2,934,275
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	617	602,329
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	Aaa	4.17%	02/25/34	4,312	4,252,507
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	AAA(f)	5.00%	03/25/20	2,061	2,042,212
Washington Mutual, Series 2002-AR15, Class A5	Aaa	4.38%	12/25/32	1,687	1,666,123

					11,497,446

Commercial Mortgage-Backed Securities — 9.2%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	5.0179%	11/10/42	5,950	5,909,798
Banc of America Commercial Mortgage, Inc., Series 2006, Class A4	AAA(f)	5.9304%	05/10/45	9,400	9,732,584
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	2,475	2,413,873
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(g)	Aaa	5.2867%	10/12/42	3,400	3,388,945
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2	AAA(f)	7.37%	06/19/29	472	471,895
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3(g)	Aaa	5.9112%	03/15/49	2,310	2,382,083
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,376,366
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	11,912,230
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767%	03/12/39	4,969	4,833,210
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4(g)	Aaa	5.472%	01/12/43	3,275	3,274,687
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	9,300	9,015,067
JP Morgan Chase Commercial Mortgage Secutities Corp., Series 2005-LDP4, Class A4(g)	Aaa	4.918%	10/15/42	3,700	3,587,460
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,318,434
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(g)	Aaa	4.799%	12/15/29	4,200	4,060,216
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4(g)	Aaa	5.8996%	06/15/38	6,130	6,413,579
Merrill Lynch/Countrywide Commercial Mortgage, Series 2006-2, Class A4(g)	Aaa	6.105%	06/12/46	2,325	2,431,349
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36%	02/23/34	857	875,816
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B	AAA(f)	7.33%	12/10/32	4,483	4,708,369
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	4,099	4,126,326
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,466,553
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867%	02/15/35	7,330	7,179,975
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608%	12/15/35	4,750	4,636,653
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,462,555

					106,978,023

Electric — 3.7%
Arizona Public Services	Baa2	6.25%	08/01/16	1,750	1,778,954
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	2,950	2,976,305
CMS Energy Corp.	Ba3	8.90%	07/15/08	2,570	2,692,075
Consumers Energy Co.	Baa2	5.00%	02/15/12	1,000	977,023

Consumers Energy Co.(a)	Baa2	5.375%	04/15/13	1,000	990,339
Dominion Resources, Inc.	Baa2	5.15%	07/15/15	875	840,693
Edison Mission Energy(a)	B1	7.73%	06/15/09	2,420	2,486,550
Edison Mission Energy, 144A(a)(h)	B1	7.75%	06/15/16	2,200	2,227,500
El Paso Electric Co.	Baa3	6.00%	05/15/35	2,325	2,273,232
Empresa Nacional de Electricidad SA (Chile)	Ba1	8.35%	08/01/13	625	701,244
Energy East Corp.	Baa2	6.75%	06/15/12	1,900	1,990,732
Enersis SA (Chile)(a)	Ba1	7.375%	01/15/14	3,700	3,932,674
Exelon Corp.	Baa2	4.90%	06/15/15	500	471,745
FirstEnergy Corp.	Baa3	5.50%	11/15/06	979	978,813
FirstEnergy Corp.	Baa3	7.375%	11/15/31	1,125	1,300,663
Korea East-West Power Co., Ltd. (South Korea), 144A(h)	A1	4.875%	04/21/11	1,700	1,658,447
National Power Corp. (Philippines), 144A(h)	BB-(f)	9.648%	08/23/11	1,530	1,693,095
National Power Corp. (Philippines)	B1	9.625%	05/15/28	2,095	2,416,754
NiSource Finance Corp.	Baa3	5.45%	09/15/20	1,345	1,251,676
Northern States Power Co.	A2	8.00%	08/28/12	2,800	3,174,404
Oncor Electric Delivery Co.	Baa2	7.00%	09/01/22	300	325,111
Southern California Edison Co.	Baa1	7.625%	01/15/10	1,100	1,175,378
Teco Energy, Inc.	Ba2	7.50%	06/15/10	955	1,002,750
TXU Corp.	Ba1	4.446%	11/16/06	100	99,819
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,285,863
Xcel Energy, Inc.	Baa1	7.00%	12/01/10	1,850	1,960,941

					42,662,780

Energy - Other — 1.0%
Anadarko Petroleum Corp.(a)	Baa2	5.95%	09/15/16	3,000	3,035,844
GS Caltex Corp., 144A(h)	Baa1	7.75%	07/25/11	3,250	3,543,601
Halliburton Co.	Baa1	5.50%	10/15/10	625	628,796
Occidental Petroleum Corp., MTN	A3	4.25%	03/15/10	3,250	3,160,186
Talisman Energy, Inc (Canada)	Baa2	5.125%	05/15/15	1,190	1,139,718

					11,508,145

Foods — 1.1%
Cadbury Schweppes US Finance LLC, 144A(h)	Baa2	3.875%	10/01/08	2,600	2,528,955
HJ Heinz Co., 144A(h)	Baa2	6.428%	12/01/08	3,550	3,623,272
Kraft Foods, Inc.	A3	5.625%	11/01/11	860	868,897
The Kroger Co.	Baa2	6.75%	04/15/12	1,375	1,445,348
Tricon Global Restaurants, Inc.	Baa2	8.875%	04/15/11	1,705	1,927,855
Tyson Foods, Inc.	Ba1	6.60%	04/01/16	1,000	1,029,654
Tyson Foods, Inc.	Ba2	7.25%	10/01/06	1,250	1,250,031

					12,674,012

Gaming — 0.6%
Harrah’s Operating Co., Inc.	Baa3	5.75%	10/01/17	1,350	1,234,652
Harrah’s Operating Co., Inc.	Baa3	6.50%	06/01/16	970	950,880
Mandalay Resorts Group	B1	9.375%	02/15/10	33	35,269
MGM Mirage, Inc.	Ba2	6.875%	04/01/16	3,000	2,895,000
Station Casinos, Inc.	Ba3	6.875%	03/01/16	2,210	2,071,875

					7,187,676

Health Care & Pharmaceutical — 2.0%
Cardinal Health, Inc.	Baa2	5.85%	12/15/17	3,130	3,124,598

Coventry Health Care, Inc.	Ba1	6.125%	01/15/15	4,025	3,994,184
HCA, Inc.	Ba2	7.69%	06/15/25	1,100	858,694
HCA, Inc.	Ba2	8.36%	04/15/24	2,900	2,393,933
Merck & Co., Inc.	Aa3	5.95%	12/01/28	255	259,227
Teva Pharmaceutical Finance LLC	Baa2	6.15%	02/01/36	750	721,790
United Healthcare Corp.	A2	5.80%	03/15/36	1,250	1,227,450
Ventas Realty LP, Sr. Notes	Ba2	6.625%	10/15/14	2,100	2,105,250
Wellpoint, Inc.	Baa1	5.00%	12/15/14	1,310	1,266,300
Wellpoint, Inc.	Baa1	5.85%	01/15/36	3,500	3,394,793
Wyeth(b)	Baa1	5.50%	03/15/13	1,250	1,255,759
Wyeth(b)	Baa1	6.45%	02/01/24	1,995	2,121,806

					22,723,784

Insurance— 1.0%
Allied World Insurance Holdings, Ltd. (Bermuda)	Baa1	7.50%	08/01/16	1,700	1,800,392
Allstate Corp.	A1	5.55%	05/09/35	995	938,972
Allstate Corp.	A1	5.95%	04/01/36	3,730	3,727,307
American International Group, Inc.	Aa2	4.25%	05/15/13	1,820	1,709,005
American International Group, Inc.	Aa2	5.05%	10/01/15	315	306,989
Axis Capital Holdings	Baa1	5.75%	12/01/14	3,350	3,299,881
XL Capital, Ltd., Class A (Cayman Islands)	A3	5.25%	09/15/14	140	136,288

					11,918,834

Lodging — 0.6%
Carnival Corp. (Panama)	A3	3.75%	11/15/07	3,600	3,534,862
Carnival PLC (United Kingdom)	A3	7.30%	06/01/07	825	833,852
Starwood Hotels & Resorts Worldwide, Inc.	Baa3	7.375%	05/01/07	3,000	3,018,750

					7,387,464

Media & Entertainment — 1.5%
Clear Channel Communications, Inc.	Baa3	8.00%	11/01/08	4,720	4,935,222
Intelsat Bermuda Ltd. (Bermuda), 144A(h)	B2	9.25%	06/15/16	2,300	2,417,875
RH Donnelley Corp.	B3	6.875%	01/15/13	1,300	1,186,250
Thomson Corp. (Canada)	A3	5.75%	02/01/08	2,750	2,758,880
Viacom Inc., 144A(h)	Baa3	5.75%	04/30/11	1,300	1,297,408
Viacom Inc., 144A(h)	Baa3	6.25%	04/30/16	4,100	4,064,026
Viacom, Inc.	Baa3	7.875%	07/30/30	425	464,079

					17,123,740

Metals — 0.6%
Arch Western Finance LLC, Sr. Notes	B1	6.75%	07/01/13	3,000	2,880,001
Noranda, Inc.	Baa2	6.20%	06/15/35	260	251,324
Russel Metals, Inc., Sr. Notes (Canada)	Ba2	6.375%	03/01/14	1,800	1,701,000
Southern Copper Corp.	Baa2	7.50%	07/27/35	1,600	1,674,582

					6,506,907

Non-Captive Finance 2.1%
Alfa Diversified Payment Rights Finance Co., 144A(g)(h)	Baa3	6.99%	03/15/11	3,434	3,419,766

Berkshire Hathaway Finance Corp.	Aaa	4.75%	05/15/12		3,400	3,325,951
Capital One Financial Corp.	Baa1	5.70%	09/15/11		3,150	3,172,192
Capital One Financial Corp.	Baa2	6.15%	09/01/16		1,400	1,416,608
General Electric Capital Australia Funding	Aaa	6.00%	04/15/15	AUD	4,440	3,239,260
Preferred Term Securities X, Class A-1, 144A(g)(h)(i)	Aaa	6.18%	07/03/33		3,900	3,927,300
Residential Capital Corp.	Baa3	6.50%	04/17/13		3,500	3,554,402
Residential Capital Corp.	Baa3	6.875%	06/30/15		1,550	1,610,045

						23,665,524

Non-Corporate Foreign Agency — 1.4%
Credit Suisse First Boston Int’l for CJSC (The) (Ukraine)	Ba2	6.80%	10/04/12		1,400	1,323,112
Gazprom OAO (Russia)	Baa1	10.50%	10/21/09		1,685	1,906,241
Pemex Project Funding Master Trust (Mexico)	Baa1	8.85%	09/15/07		4,450	4,583,500
Petronas Capital, Ltd. (Malaysia), 144A(h)	A1	7.00%	05/22/12		7,300	7,856,902

						15,669,755

Non-Corporate Sovereign — 9.2%
Canadian Treasury Bill (Canada)	Aaa	Zero	02/22/07	CAD	3,600	3,168,322
Deutsche Bundesrepublik (Denmark)	Aaa	4.00%	01/04/37	EUR	3,710	4,786,103
Federal Republic of Argentina (Argentina)	B3	3.00%	04/30/13		2,468	1,851,859
Federal Republic of Argentina (Argentina)	B3	5.589%	08/03/12		2,400	2,215,485
Federal Republic of Brazil (Brazil)(a)	Ba2	9.25%	10/22/10		5,325	5,990,625
Federal Republic of Brazil (Brazil)	Ba2	10.25%	06/17/13		2,425	2,960,925
Federal Republic of Brazil (Brazil)(a)	Ba2	12.50%	01/05/16	BRL	4,750	2,200,996
Government of Hungary (Hungary)	A1	8.00%	02/12/15	HUF	2,893,570	13,605,204
Government of Japan (Japan)	A2	2.50%	03/20/36	JPY	266,400	2,290,799
Government of New Zealand (New Zealand)	Aaa	6.00%	04/15/15	NZD	3,370	2,239,554
Government of Jamaica (Jamaica)	B1	11.00%	07/27/12		995	1,473,051
Republic of Colombia (Colombia)	Ba2	7.216%	11/16/15		2,500	2,556,250
Republic of Panama (Panama)	Ba1	7.25%	03/15/15		2,375	2,535,313
Republic of Panama (Panama)	Ba1	9.375%	07/23/12		1,295	1,517,093
Republic of Peru (Peru)(g)	Ba3	5.00%	03/07/17		1,547	1,525,334
Republic of Peru (Peru)(g)	Ba3	5.00%	03/07/17		720	707,400
Republic of Poland (Poland)	A2	6.25%	10/24/15	PLN	36,085	12,124,290
Republic of South Africa (South Africa)	A2	13.50%	09/15/15	ZAR	10,700	1,792,998
Republic of Turkey (Turkey)	Ba3	9.875%	03/19/08		1,845	1,944,169
Republic of Uruguay (Uruguay)	B3	7.25%	02/15/11		660	677,160
Republic of Venezuela (Venezuela)	B2	10.75%	09/19/13		2,385	2,915,663
Russian Government International Bond (Russia), 144A(h)	Baa2	8.25%	03/31/10		4,613	4,846,801
South African Government Bond (South Africa)	A2	13.00%	08/31/10	ZAR	21,990	3,224,777
Swedish Government Bond (Sweden)	Aaa	6.75%	05/05/14	SEK	86,590	14,234,829
United Mexican States (Mexico)	Baa1	6.20%	01/13/09		2,090	2,111,945
United Mexican States (Mexico)	Baa1	7.50%	01/14/12		4,250	4,664,375
United Mexican States (Mexico)	Baa1	9.00%	12/20/12	MXP	77,200	7,299,381

						107,460,701

Paper — 0.8%
Catalyst Paper Corp.	B2	8.625%	06/15/11		2,100	2,063,250
Norampac, Inc., Sr. Notes (Canada)	B1	6.75%	06/01/13		1,900	1,795,500

Stora Enso Oyj (Finland), 144A(h)	Baa2	7.25%	04/15/36	1,560	1,615,126
Weyerhaeuser Co.	Baa2	7.375%	03/15/32	3,495	3,620,393

					9,094,269

Pipelines & Other — 1.5%
Atmos Energy Corp.(e)	Baa3	4.00%	10/15/09	5,300	5,078,333
Enterprise Products Operating LP	Baa3	4.00%	10/15/07	4,000	3,939,172
Oneok, Inc.	Baa2	5.51%	02/16/08	6,000	6,002,292
Oneok Partners LP.	Baa2	6.65%	10/01/36	2,500	2,517,523

					17,537,320

Real Estate Investment Trusts — 0.3%
Equity One, Inc.	Baa3	3.875%	04/15/09	1,450	1,392,979
Post Apartment Homes LP	Baa3	5.45%	06/01/12	2,300	2,251,265

					3,644,244

Retailers — 1.0%
GSC Holdings Corp.	B1	9.383%	10/01/11	2,000	2,080,000
May Department Stores Co.	Baa1	6.65%	07/15/24	900	900,811
The Gap, Inc.	Baa3	6.90%	09/15/07	8,875	8,962,942

					11,943,753

Structured Notes — 3.3%
Dow Jones CDX HY, 144A(h)	B3	8.25%	12/29/10	8,500	8,701,875
Dow Jones CDX HY, 144A(a)(h)	B3	8.625%	06/29/11	10,230	10,357,875
Trains HY-1 2006, 144A(a)(h)	B1	7.548%	05/01/16	19,350	19,358,708

					38,418,458

Technology — 1.1%
Certegy, Inc.	Ba2	4.75%	09/15/08	1,900	1,831,463
Equifax, Inc.	Baa1	4.95%	11/01/07	1,340	1,329,435
International Business Machines Corp.	A1	8.375%	11/01/19	575	723,339
Jabil Circuit, Inc.	Baa3	5.875%	07/15/10	2,000	2,018,026
Motorola, Inc.	Baa2	8.00%	11/01/11	121	135,028
Seagate Technology International	BB+(f)	8.00%	05/15/09	1,030	1,071,200
SunGard Data Systems, Inc.	B3	3.75%	01/15/09	720	673,200
Xerox Corp.(a)	Ba1	6.40%	03/15/16	4,450	4,427,751

					12,209,442

Telecommunications — 4.5%
ALLTEL LP, 144A(h)	A2	8.00%	08/15/10	735	798,134
AT&T Corp.(a)	A2	4.125%	09/15/09	4,150	4,018,773
AT&T Corp.	A2	8.00%	11/15/31	2,475	3,025,081
AT&T Wireless Services, Inc.	Baa1	8.75%	03/01/31	2,375	3,036,200
BellSouth Corp.	A2	4.20%	09/15/09	2,750	2,667,145
Citizens Communications Co.	Ba2	7.625%	08/15/08	903	930,090
Embarq Corp.	Baa3	7.082%	06/01/16	5,600	5,712,554
LCI International, Inc.	NR	7.25%	06/15/07	6,675	6,691,687
New Cingular Wireless Services, Inc.	Baa1	8.125%	05/01/12	1,810	2,037,298

Telecom de Puerto Rico (Puerto Rico)	Baa1	6.80%	05/15/09	4,365	4,472,602
Telecom Italia Capital (Luxemburg)	Baa2	4.95%	09/30/14	605	555,656
Telecom Italia Capital (Luxemburg)	Baa2	5.25%	10/01/15	1,355	1,255,551
Telecom Italia Capital (Luxemburg)(a)	Baa2	7.20%	07/18/36	2,400	2,466,708
Telefonica Emisiones SAU	Baa1	6.421%	06/20/16	5,500	5,658,549
TELUS Corp. (Canada)	Baa2	7.50%	06/01/07	6,250	6,331,524
TELUS Corp. (Canada)	Baa2	8.00%	06/01/11	150	165,346
Windstream Corp., 144A(a)(h)	Ba3	8.625%	08/01/16	2,450	2,621,500

					52,444,398

Tobacco — 0.6%
Altria Group, Inc.	Baa2	7.65%	07/01/08	1,100	1,141,600
Altria Group, Inc.	Baa2	7.75%	01/15/27	315	381,406
RJ Reynolds Tobacco Holdings, Inc., 144A(h)	Ba3	6.50%	07/15/10	4,000	4,037,132
RJ Reynolds Tobacco Holdings, Inc., 144A(h)	Ba3	7.625%	06/01/16	1,020	1,058,055

					6,618,193

U.S. Government Agency Obligations — 0.2%
Federal Home Loan Mortgage Corp.	Aaa	5.50%	07/18/16	120	124,647
Federal National Mortgage Association(a)	Aaa	5.25%	09/15/16	240	244,681
Federal National Mortgage Association	Aaa	6.625%	11/15/30	170	204,128
Tennessee Valley Authority	Aaa	5.88%	04/01/36	1,315	1,456,555

					2,030,011

U.S. Government Mortgage-Backed Securities — 32.2%
Federal Home Loan Mortgage Corp.	Aaa	4.50%	02/01/19-07/01/19	18,020	17,388,655
Federal Home Loan Mortgage Corp.	Aaa	5.00%	07/01/19-05/01/34	8,985	8,774,811
Federal Home Loan Mortgage Corp.	Aaa	5.00%	TBA	8,500	8,170,625
Federal Home Loan Mortgage Corp.	Aaa	5.50%	10/01/33-06/01/34	6,626	6,559,601
Federal Home Loan Mortgage Corp.	Aaa	6.00%	11/01/33-06/01/34	7,426	7,478,601
Federal Home Loan Mortgage Corp.	Aaa	6.00%	TBA	2,500	2,510,938
Federal Home Loan Mortgage Corp.	Aaa	6.50%	07/01/32-09/01/32	3,585	3,666,554
Federal Home Loan Mortgage Corp.	Aaa	7.00%	10/01/32-11/01/33	7,147	7,356,446
Federal National Mortgage Association	Aaa	4.00%	05/01/19-06/01/19	8,533	8,076,948
Federal National Mortgage Association	Aaa	4.50%	06/01/18-02/01/35	35,126	33,749,495
Federal National Mortgage Association	Aaa	5.00%	01/01/19-03/01/34	50,069	48,428,842
Federal National Mortgage Association	Aaa	5.00%	TBA	25,000	24,554,700
Federal National Mortgage Association	Aaa	5.00%	TBA	29,000	27,867,201
Federal National Mortgage Association(g)	Aaa	5.279%	01/01/36	4,124	4,082,845
Federal National Mortgage Association	Aaa	5.50%	12/01/16-09/01/34	76,806	76,037,716
Federal National Mortgage Association	Aaa	5.50%	TBA	4,500	4,432,500
Federal National Mortgage Association	Aaa	6.00%	09/01/17-02/01/35	22,437	22,624,319
Federal National Mortgage Association	Aaa	6.00%	TBA	7,500	7,612,500
Federal National Mortgage Association	Aaa	6.50%	11/01/09-11/01/33	8,259	8,444,431
Federal National Mortgage Association	Aaa	6.50%	TBA	6,000	6,105,000
Federal National Mortgage Association	Aaa	7.00%	05/01/32-06/01/32	741	762,991
Federal National Mortgage Association	Aaa	9.00%	10/01/16-05/01/17	22	22,927
Government National Mortgage Association	Aaa	5.50%	01/15/33-07/15/35	19,164	19,023,126
Government National Mortgage Association	Aaa	5.50%	TBA	250	248,281
Government National Mortgage Association	Aaa	6.00%	12/15/32-11/15/34	11,901	12,052,544
Government National Mortgage Association	Aaa	6.50%	09/15/32-11/15/33	6,417	6,590,800
Government National Mortgage Association	Aaa	7.50%	10/15/25-02/15/26	201	209,780

					372,833,177

U.S. Government Treasury Securities — 0.7%
U.S. Treasury Bonds (e)	Aaa	4.50%	02/15/36	4,090	3,919,050
U.S. Treasury Notes (e)	Aaa	4.875%	08/15/16	3,662	3,731,234

					7,650,284

TOTAL LONG-TERM BONDS (cost $1,155,486,443)					1,149,565,474

	Shares
SHORT-TERM INVESTMENTS - 11.3%
Affiliated Mutual Funds
Dryden Core Investment Fund - Dryden Short-Term Bond Series(d)	5,785,174	57,909,588
Dryden Core Investment Fund - Taxable Money Market Series (includes $56,271,588 of cash collateral received for securities on loan)(c)(d)	72,656,818	72,656,818

TOTAL MUTUAL FUNDS (cost $130,514,446)		130,566,406

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 110.6% (cost $1,286,000,889)		1,280,131,880

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (1.4)%
U.S. Government Mortgage-Backed Securities
Federal National Mortgage Association (proceeds $15,856,113)	Aaa	4.50%	TBA	$16,500	(15,917,352)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 109.2% (cost $1,270,144,776)					1,264,214,528
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (9.2)%					(107,118,806)

TOTAL NET ASSETS — 100.0%					$1,157,095,722

The following abbreviations are used in portfolio descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MTN	Medium Term Note
MXP	Mexican Peso
NR	Not Rated by Moody’s or Standard & Poor’s
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TBA	Securities purchased on a forward commitment basis
ZAR	South African Rand

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or portion of security is on loan. The aggregate market value of such securities is $54,975,512; cash collateral of $56,271,588 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series and the Dryden Core Investment Fund – Dryden Short-Term Bond Series.
(e)	Security segregated as collateral for future contracts.
(f)	Standard & Poor’s rating.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2006.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Indicates a security that has been deemed illiquid.
(j)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, foreign currency contracts, interest rate swaps and credit default swaps as follows:

Open futures contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation/ (Depreciation)
Long Positions:
560	U.S. CBT Long Bond	Dec 2006	$62,317,652	$62,947,500	$629,848
147	U.S. Treasury 2 Yr. Notes	Dec 2006	30,062,939	30,061,500	(1,439)

			92,380,591	93,009,000	628,409

Short Positions:
694	U.S. Treasury 10 Yr. Notes	Dec 2006	74,519,215	74,995,375	(476,160)
259	U.S. Treasury 5 Yr. Notes	Dec 2006	27,316,101	27,328,547	(12,446)

			101,835,316	102,323,922	(488,606)

					$139,803

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Sold:
Australian Dollar expiring 10/20/06	$3,258,034	$3,214,146	$43,888
Canadian Dollar expiring 10/16/06	2,977,544	2,979,632	(2,088)
Euro Dollar expiring 10/25/06	7,311,554	7,238,326	73,228
expiring 10/25/06	3,351,381	3,333,616	17,765
Hungarian Forint expiring 10/24/06	13,491,269	13,617,278	(126,009)
Japanese Yen expiring 10/25/06	2,287,484	2,254,672	32,812
Mexican Peso expiring 10/16/06	5,968,645	5,992,405	(23,760)
New Zealand Dollar expiring 10/20/06	2,309,076	2,271,941	37,135
Polish Zloty expiring 10/24/06	12,570,393	12,490,464	79,929
Swedish Krona expiring 10/24/06	14,287,819	14,140,786	147,033
South African Rand expiring 10/26/06	4,672,266	4,601,635	70,631

	$72,485,465	$72,134,901	$350,564

Interest rate swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services, Inc.(a)	10/03/2011	$10,700	5.09%	3 month LIBOR	$6,156

(a)	The Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC(b)	09/20/2016	$2,000	1.24%	Harrah’s Operating Co., Inc. 5.375%, due 12/15/13	$50,642
Morgan Stanley Capital Services, Inc.(a)	09/20/2015	4,000	0.57%	Dow Chemical Co. (The), 6.00%, due 10/1/12	68,984
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	5,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	143,443
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	1,855	0.75%	RPM International, Inc., 6.25%, due 12/15/13	(25,260)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	3,295	0.60%	RPM International, Inc., 6.25%, due 12/15/13	(29,841)
Morgan Stanley Capital Services, Inc.(a)	06/20/2009	4,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	57,489

					$265,457

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 105.2%

COMMON STOCKS — 39.9%
Aerospace
BE Aerospace, Inc. *	3,070	$64,746

Aerospace & Defense — 1.0%
Boeing Co.	5,500	433,675
Heico Corp.	1,690	57,967
Honeywell International, Inc.	11,100	453,990
Moog, Inc. (Class A Stock) *	2,875	99,647
United Technologies Corp.	6,500	411,775

		1,457,054

Apparel Manufacturers — 0.1%
Carter’s, Inc. *	3,250	85,768

Auto Related
Keystone Automotive Industries, Inc. *	400	15,208

Automobiles
Winnebago Industries, Inc.	1,200	37,656

Banks — 0.1%
Pacific Capital Bancorp	2,800	75,516

Beverages — 0.5%
Hansen Natural Corp. *	1,410	45,797
PepsiCo, Inc.	9,200	600,392

		646,189

Biotechnology — 1.1%
Amgen, Inc. *	4,500	321,885
Genentech, Inc. *	6,800	562,360
Gilead Sciences, Inc. *	8,100	556,470
LifeCell Corp. *	1,610	51,874

		1,492,589

Building & Construction — 0.1%
Standard Pacific Corp.	4,500	105,750

Building Products — 0.2%
American Standard Cos., Inc.	6,700	281,199
Watsco, Inc.	1,600	73,616

		354,815

Business Services — 0.1%
URS Corp. *	2,500	97,225

Capital Goods — 0.1%
Joy Global, Inc.	3,600	135,396

Capital Markets — 2.5%
Bank of New York Co., Inc. (The)	11,100	391,386
Goldman Sachs Group, Inc.	1,800	304,506
Jefferies Group, Inc.	6,100	173,850
Lazard Ltd. (Class A Stock)	5,200	207,896
Mellon Financial Corp.	4,700	183,770
Merrill Lynch & Co., Inc.	10,500	821,310
Schwab, (Charles) Corp.	20,800	372,320
UBS AG	17,300	1,026,063

		3,481,101

Chemicals — 0.5%
E.I. Du Pont de Nemours & Co.	7,900	338,436
Monsanto Co.	1,400	65,814
Mosaic Co. (The) *	13,200	223,080
Scotts Co. (The) (Class A Stock)	2,000	88,980
Valspar Corp. (The)	1,900	50,540

		766,850

Clothing & Apparel — 0.1%
Iconix Brand Group, Inc. *	6,470	104,167

Commercial Banks — 0.4%
Accredited Home Lenders Holding Co. *	1,600	57,504
Astoria Financial Corp.	4,850	149,477
BankUnited Financial Corp. (Class A Stock)	2,000	52,140
Royal Bank of Scotland Group PLC (United Kingdom)	8,494	292,469

		551,590

Commercial Services
Healthspring, Inc. *	1,660	31,955

Commercial Services & Supplies — 0.9%
Administaff, Inc.	2,200	74,140
Allied Waste Industries, Inc. *	9,000	101,430
Barrett Business Services, Inc. *	4,360	93,609
FirstService Corp. (Canada) *	4,640	110,525
Global Payments, Inc.	3,300	145,233
PrivateBancorp, Inc.	1,430	65,380
Rollins, Inc.	4,840	102,172
Steiner Leisure Ltd. *	2,220	93,351
Team, Inc. *	4,020	100,741
Waste Management, Inc.	11,900	436,492

		1,323,073

Communication Equipment — 1.9%
Avaya, Inc. *	28,200	322,608
Cisco Systems, Inc. *	22,100	508,300
Corning, Inc. *	13,200	322,212
Motorola, Inc.	31,800	795,000
Nokia Corp., ADR (Finland)	11,200	220,528
QUALCOMM, Inc.	11,200	407,120
Research in Motion Ltd. *	600	61,596

		2,637,364

Computer Networking
Atheros Communications, Inc. *	3,340	60,554

Computer Services & Software — 0.1%
Advent Software, Inc. *	900	32,589
Omniture, Inc. *	7,250	57,203
The9 Ltd., ADR (China) *	3,700	79,180

		168,972

Computers & Peripherals — 0.6%
Apple Computer, Inc. *	6,900	531,507
Dell, Inc. *	8,100	185,004
Optimal Group, Inc. (Class A Stock) (Canada) *	6,400	75,264

		791,775

1

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 0.5%
American Express Co.	12,100	$678,568

Consumer Products & Services — 0.1%
Bare Essentials, Inc. *	150	4,073
Central Garden & Pet Co. *	2,270	109,550
Elizabeth Arden, Inc. *	3,200	51,712

		165,335

Distribution/Wholesale
MWI Veterinary Supply, Inc. *	2,040	68,401

Diversified Consumer Services — 0.2%
Career Education Corp. *	9,600	216,000

Diversified Financial Services — 2.1%
Bank of America Corp.	12,690	679,803
Boston Private Financial Holdings, Inc.	1,810	50,463
Citigroup, Inc.	13,100	650,677
Eaton Vance Corp.	4,500	129,870
GFI Group, Inc. *	750	41,467
JPMorgan Chase & Co.	6,900	324,024
KKR Private Equity Investors LLP *	13,000	276,250
NYSE Group, Inc. *	4,300	321,425
Oriental Financial Group (Puerto Rico)	1,600	19,072
Portfolio Recovery Associates, Inc. *	2,370	103,972
Raymond James Financial, Inc.	4,875	142,545
Sterling Financial Corp. (WA)	2,400	77,832
Student Loan Corp. (The)	500	96,090

		2,913,490

Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	6,600	245,058

Electric Utilities — 0.2%
Exelon Corp.	4,600	278,484

Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc. *	6,900	225,561
Checkpoint Systems, Inc. *	4,700	77,597
FLIR Systems, Inc. *	5,300	143,948
Regal-Beloit Corp.	1,420	61,770

		508,876

Electronics — 0.1%
Benchmark Electronics, Inc. *	500	13,440
PNM Resources, Inc.	3,100	85,467

		98,907

Energy — 0.1%
Headwaters, Inc. *	3,869	90,341

Energy Equipment & Services — 0.4%
Maverick Tube Corp. *	1,800	116,694
Oil States International, Inc. *	2,750	75,625
Schlumberger Ltd.	5,800	359,774
W-H Energy Services, Inc. *	840	34,835

		586,928

Entertainment & Leisure
Life Time Fitness, Inc. *	1,060	49,067

Exchange Traded Fund — 0.1%
iShares Russell 2000 Value Index Fund	1,900	140,030

Financial - Brokerage
Tradestation Group, Inc. *	3,300	49,731

Financial Services — 0.4%
Asset Acceptance Capital Corp. *	3,900	63,375
Calamos Asset Management, Inc.	100	2,932
Greenhill & Co, Inc.	710	47,584
International Securities Exchange, Inc.	1,250	58,613
Investment Technology Group, Inc. *	2,260	101,135
Moneygram International, Inc.	3,400	98,804
Optionsxpress Holding, Inc.	2,410	67,191
Virginia Commerce Bancorp., Inc. *	3,360	74,592

		514,226

Food & Staples Retailing — 0.8%
Kroger Co. (The)	18,300	423,462
SunOpta, Inc. *	7,220	76,315
Wal-Mart Stores, Inc.	4,800	236,736
Whole Foods Market, Inc.	7,000	416,010

		1,152,523

Food Products — 0.5%
Cadbury Schweppes PLC, ADR (United Kingdom)	10,100	431,977
ConAgra Foods, Inc.	12,400	303,552

		735,529

Gaming — 0.1%
Century Casinos, Inc. *	8,740	86,876

Healthcare Equipment & Supplies — 1.1%
Alcon, Inc.	4,300	492,350
Angiodynamics, Inc. *	3,700	76,627
Arthrocare Corp. *	1,070	50,140
Immucor, Inc. *	1,845	41,347
Kyphon, Inc. *	1,970	73,717
NuVasive, Inc. *	3,840	77,222
Orthovita, Inc. *	15,010	52,385
PolyMedica Corp.	2,401	102,787
Spectranetics Corp. (The) *	9,500	111,150
St. Jude Medical, Inc. *	8,000	282,320
The Cooper Cos., Inc.	2,500	133,750

		1,493,795

Healthcare Providers & Services — 1.9%
AMERIGROUP Corp. *	3,800	112,290
AMN Healthcare Services, Inc. *	3,230	76,712
Caremark Rx, Inc.	5,900	334,353
Cigna Corp.	2,400	279,168
Covance, Inc. *	3,000	199,140
Five Star Quality Care, Inc. *	10,990	118,252
Healthways, Inc. *	2,600	115,960
Omnicare, Inc.	6,000	258,540
Pharmaceutical Product Development, Inc.	6,600	235,554

2

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
Solexa, Inc. *	7,330	$64,651
Sunrise Senior Living, Inc. *	3,300	98,571
UnitedHealth Group, Inc.	5,700	280,440
WellPoint, Inc. *	6,000	462,300

		2,635,931

Healthcare Services
Centene Corp. *	3,400	55,896

Hotels, Restaurants & Leisure — 1.0%
Brinker International, Inc.	2,300	92,207
Chipotle Mexican Grill, Inc. (Class A Stock) *	800	39,736
Hilton Hotels Corp.	4,500	125,325
Marriott International, Inc. (Class A Stock)	8,000	309,120
McDonald’s Corp.	5,300	207,336
OSI Restaurant Partners, Inc.	6,100	193,431
Scientific Games Corp. (Class A Stock) *	4,370	138,966
Sonic Corp. *	4,400	99,484
Starbucks Corp. *	6,400	217,920

		1,423,525

Household Durables — 0.2%
Harman International Industries, Inc.	1,700	141,848
Meritage Homes Corp. *	2,300	95,703
Snap-On, Inc.	2,500	111,375

		348,926

Household Products — 0.6%
Kimberly-Clark Corp.	6,200	405,232
Procter & Gamble Co.	7,087	439,252

		844,484

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc. *	6,800	308,040
TXU Corp.	8,400	525,168

		833,208

Industrial Conglomerates — 0.9%
General Electric Co.	23,500	829,550
Tyco International Ltd.	13,800	386,262

		1,215,812

Insurance — 2.2%
American International Group, Inc.	15,800	1,046,908
Amerisafe, Inc. *	8,540	83,692
Axis Capital Holdings Ltd.	7,900	274,051
Commerce Group, Inc.	2,133	64,096
Delphi Financial Group, Inc. (Class A Stock)	2,625	104,685
Genworth Financial, Inc., (Class A Stock)	4,700	164,547
Loews Corp.	11,900	451,010
Montpelier Re Holdings Ltd.	20,100	389,739
Navigators Group, Inc. *	1,870	89,779
Philadelphia Consolidated Holding Corp. *	4,500	179,010
Protective Life Corp.	1,200	54,900
State Auto Financial Corp.	3,100	94,705
United Fire & Casualty Co.	1,800	56,340

		3,053,462

Internet — 0.1%
Ctrip.com International Ltd., ADR (China) *	860	38,657
Equinix, Inc. *	1,445	86,845

		125,502

Internet & Catalog Retail — 0.1%
IAC/InterActiveCorp *	7,300	209,948

Internet Services
Shutterly, Inc. *	430	6,687

Internet Software & Services — 0.8%
Google, Inc. (Class A Stock) *	1,700	683,230
j2 Global Communications, Inc. *	3,450	93,737
Nutri System, Inc. *	1,980	123,334
Online Resources Corp. *	9,710	118,947
RADVision Ltd. (Israel) *	5,990	98,835

		1,118,083

Machinery — 0.2%
Bucyrus International, Inc. (Class A Stock)	2,800	118,776
Flow International Corp. *	6,750	87,547
Gardner Denver, Inc. *	1,470	48,628

		254,951

Manufacturing — 0.2%
Harsco Corp.	1,600	124,240
Hexel Corp. *	6,900	97,635

		221,875

Media — 1.3%
Comcast Corp. (Class A Stock) *	9,900	364,815
Liberty Global, Inc. *	14,078	352,795
Liberty Global, Inc. (Class A Stock) *	883	22,728
Marchex, Inc. (Class B Stock) *	3,820	58,599
News Corp. (Class A Stock)	11,200	220,080
Viacom, Inc. (Class B Stock) *	9,220	342,799
Walt Disney Co. (The)	16,600	513,106

		1,874,922

Medical Supplies & Equipment — 0.1%
Novamed, Inc. *	4,900	38,612
ResMed, Inc. *	1,990	80,098

		118,710

Metals & Mining — 0.3%
Dynamic Materials Corp.,	1,350	43,767
Phelps Dodge Corp.	3,300	279,510
Timken Co.	3,700	110,186

		433,463

Multi-Line Retail — 0.7%
Federated Department Stores, Inc.	11,400	492,594
Kohl’s Corp. *	2,500	162,300

3

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Line Retail (cont’d.)
Target Corp.	6,200	$342,550

		997,444

Multi-Utilities — 0.2%
Sempra Energy	5,900	296,475

Office Electronics — 0.3%
Xerox Corp. *	28,700	446,572

Office Equipment — 0.1%
Cymer, Inc. *	1,100	48,301
School Specialty, Inc. *	2,100	74,109

		122,410

Oil, Gas & Consumable Fuels — 2.9%
Allis-Chalmers Energy, Inc. *	2,370	34,697
Anadarko Petroleum Corp.	6,200	271,746
Cabot Oil & Gas Corp.	4,500	215,685
Hess Corp.	5,800	240,236
Houston Exploration Co. (The) *	2,000	110,300
Lufkin Industries, Inc.	850	44,982
Marathon Oil Corp.	4,400	338,360
Nexen, Inc.	6,200	331,452
Occidental Petroleum Corp.	16,500	793,815
Oceaneering International, Inc. *	4,076	125,541
Petroleo Brasileiro SA, ADR (Brazil)	4,000	335,320
Suncor Energy, Inc.	9,700	698,885
Superior Energy Services, Inc. *	3,000	78,780
Swift Energy Co. *	2,600	108,732
Valero Energy Corp.	5,500	283,085

		4,011,616

Pharmaceuticals — 2.3%
Abbott Laboratories	12,000	582,720
American Medical Systems Holdings, Inc. *	5,950	109,659
Barr Pharmaceuticals, Inc. *	1,400	72,716
HealthExtras, Inc. *	2,420	68,510
Novartis AG, ADR (Switzerland)	15,000	876,600
Pfizer, Inc.	3,800	107,768
Roche Holdings Ltd., ADR (Switzerland)	6,700	577,591
Sanofi-Aventis (France)	2,900	258,150
Sanofi-Aventis, ADR (France)	5,200	231,244
Vital Signs, Inc.	1,490	84,349
Wyeth	4,600	233,864

		3,203,171

Railroads
American Railcar Industries, Inc.	2,150	62,587

Real Estate Investment Trusts — 0.2%
Hovnanian Enterprises, Inc. (Class A Stock) *	3,000	88,020
KKR Financial Corp. *	4,010	98,405
SL Green Realty Corp.	1,300	145,210

		331,635

Semi-Conductors
Sillicon Motion Technol, ADR (Taiwan) *	3,000	49,890

Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Corp. (Class A Stock) *	10,650	323,121
Marvell Technology Group Ltd. *	20,300	393,211
SRS Labs, Inc. *	12,590	78,058
Texas Instruments, Inc.	8,000	266,000
Volterra Semiconductor Corp. *	4,220	68,575

		1,128,965

Software — 1.4%
Adobe Systems, Inc. *	15,800	591,710
CA, Inc.	9,927	235,171
Concur Technologies, Inc. *	5,490	79,879
Electronic Arts, Inc. *	6,900	384,192
Microsoft Corp.	14,300	390,819
SAP AG, ADR (Germany)	5,500	272,250

		1,954,021

Specialty Retail — 0.2%
Aaron Rents, Inc.	2,600	59,748
Lowe’s Cos., Inc.	3,700	103,822
Williams-Sonoma, Inc.	3,900	126,321

		289,891

Technology — 0.1%
Sanmina SCI Corp. *	21,900	81,906

Telecommunications — 0.1%
CommScope, Inc. *	2,130	69,992
Time Warner Telecom, Inc. (Class A Stock) *	2,600	49,426

		119,418

Textiles, Apparel & Luxury Goods — 0.9%
Cache, Inc. *	6,510	116,464
Coach, Inc. *	11,400	392,160
Jos. A. Bank Clothiers, Inc. *	2,610	78,195
NIKE, Inc. (Class B Stock)	5,900	516,958
Phillips-Van Heusen Corp.	3,800	158,726
Stein Mart, Inc.	3,900	59,319

		1,321,822

Thrifts & Mortgage Finance — 0.1%
Countrywide Financial Corp.	3,500	122,640

Tobacco — 0.4%
Altria Group, Inc.	7,800	597,090

Transportation — 0.1%
American Commercial Lines, Inc. *	960	57,072
Old Dominion Freight Line *	1,525	45,796
Vitran Corp., Inc. (Canada) *	3,040	56,240

		159,108

Utilities — 0.1%
Oneok, Inc.	2,800	105,812

Wireless Telecommunication Services — 0.9%
Alltel Corp.	7,100	394,050
NII Holdings, Inc. *	5,300	329,448
Sprint Nextel Corp.	23,526	403,471

4

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC, ADR (United Kingdom)	7,750	$177,165

		1,304,134

Total Common Stocks (cost $44,057,051)		56,039,470

	Units	Value
RIGHTS *
United Mexican States, expiring 06/30/07 (Mexico) (cost $0)	1,300,000	25,675

WARRANTS*
Telecommunications
XM Satellite Radio, Inc., 144A * (cost $0)	100	—

Total Warrants (cost $0)		—

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)	Value
CORPORATE BONDS — 22.4%
Aerospace & Defense — 0.6%
BE Aerospace, Inc., Sr. Sub. Notes 8.875%	05/01/11	B3	$115	119,600
DRS Technologies, Inc., Gtd. Notes
6.625%	02/01/16	B1	75	73,687
7.625%	02/01/18	B3	50	50,750
Esterline Technologies Corp., Sr. Sub. Notes
7.75%	06/15/13	Ba3	125	126,250
K&F Acquisition, Inc., Gtd. Notes
7.75%	11/15/14	Caa1	50	50,125
L-3 Communications Corp., Sr. Notes
7.625%	06/15/12	Ba3	175	180,250
Moog, Inc., Sr. Sub. Notes
6.25%	01/15/15	Ba3	100	95,500
Sequa Corp., Sr. Notes.
9.00%	08/01/09	B2	50	53,063
Standard Aero Holdings, Inc., Sr. Notes
8.25%	09/01/14	Caa1	45	43,425

				792,650

Airlines — 0.1%
AMR Corp., Notes
10.40%	03/10/11	CCC+(d)	100	95,500
Continental Airlines, Inc., Pass Through Certificates
6.748%	09/15/18	Ba2	35	34,135
7.568%	12/01/06	B3	70	70,000

				199,635

Automobile Manufacturers — 1.4%
DaimlerChrysler NA Holding Corp., Gtd. Notes
5.64%	03/07/07	Baa1	600	600,124
Ford Motor Credit Co., Notes
7.875%	06/15/10	B1	470	457,723
Sr Notes
9.875%	08/10/11	B1	100	103,481
General Motors Acceptance Corp., Notes
6.75%	12/01/14	Ba1	155	151,320
6.875%	09/15/11- 08/28/12	Ba1	460	456,411
General Motors Corp., Notes
7.20%	01/15/11	Caa1	195	179,644
General Motors Nova Scotia Finance Co., Gtd. Notes (Canada)
6.85%	10/15/08	B3	75	72,937

				2,021,640

Automotive Parts — 0.3%
Arvinmeritor, Inc., Notes
8.75%	03/01/12	Ba3	20	19,150
Ashtead Capital Inc., Notes, 144A
9.00%	08/15/16	B3	55	57,200
Lear Corp., Gtd. Notes
8.11%	05/15/09	B3	115	110,975
TRW Automotive, Inc., Sr. Notes
9.375%	02/15/13	Ba3	113	120,345
Visteon Corp., Sr. Notes
7.00%	03/10/14	Caa1	35	31,325
8.25%	08/01/10	Caa1	115	112,125

				451,120

Banks — 0.1%
Kazkommerts International BV, (Netherlands) Bank Gtd. Notes, 144A
7.00%	11/03/09	Baa1	40	40,150
7.875%	04/07/14	Baa1	95	96,425

				136,575

Building Materials & Construction — 0.2%
Goodman Global Holdings, Inc., Sr. Notes
8.329%	06/15/12	B1	45	45,619
K Hovnanian Enterprises, Inc., Gtd. Notes
7.50%	05/15/16	Ba1	50	46,687
Sr. Notes
8.625%	01/15/17	Ba1	40	39,700
KB Home, Sr. Sub. Notes
8.625%	12/15/08	Ba2	80	81,990
Nortek, Inc., Sr. Sub. Notes
8.50%	09/01/14	B3	120	113,400

				327,396

Cable — 0.6%
Callahan Nordrhein-Westfalen GMBH, Sr. Disc. Notes (Germany) (g)(i)
16.00%	07/15/10	NR	250	3
Charter Communications Holdings I LLC, Sec’d. Notes
11.00%	10/01/15	Caa2	173	157,408
Charter Communications Holdings II LLC Gtd. Notes
11.75%	05/15/14	Ca	150	106,875
Charter Communications Holdings II LLC, Sr. Notes
10.25%	09/15/10- 10/01/13	Caa2	219	222,895

5

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Cable (cont’d.)
Charter Communications Operating LLC, Sr. Notes, 144A
8.00%	04/30/12	B3	$20	$20,150
8.375%	04/30/14	B2	50	50,812
CSC Holdings, Inc., Debs.
7.625%	07/15/18	B2	25	25,594
Sr. Notes
7.875%	12/15/07	B2	24	24,360
Sr. Notes, 144A
7.25%	04/15/12	B2	50	49,812
CSC Holdings, Inc., Debs.
8.125%	08/15/09	B2	50	51,812
CSC Holdings, Inc., Sr. Notes
8.00%	04/15/12	B3	25	25,312
8.125%	07/15/09	B1	150	155,250
Mediacom Broadband LLC, Sr. Notes.
8.50%	10/15/15	B3	25	24,844

				915,127

Capital Goods — 1.0%
ALH Finance LLC, Sr. Sub. Notes
8.50%	01/15/13	B3	25	24,438
Allied Waste North America, Inc., Sec’d. Notes
5.75%	02/15/11	B2	60	57,525
Sr. Notes
7.875%	04/15/13	B2	50	51,125
8.50%	12/01/08	B2	145	151,887
Aramark Services, Inc., Notes
5.00%	06/01/12	B2	50	40,915
Avis Budget Car Rental LLC, Sr. Notes
7.625%	05/15/14	Ba3	30	29,100
Blount, Inc., Sr. Sub. Notes
8.875%	08/01/12	B2	150	149,625
Columbus Mckinnon Corp., Sr. Sub. Notes
8.875%	11/01/13	B2	50	51,125
Hertz Corp., Sr. Notes, 144A
8.875%	01/01/14	B1	155	162,362
Invensys PLC, Sr. Notes, 144A (United Kingdom)
9.875%	03/15/11	B2	23	24,840
Johnson Diversified Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07)
10.67% (v)	05/15/13	Caa1	50	43,250
Johnson Diversified, Inc., Gtd. Notes
9.625%	05/15/12	B3	30	30,150
Manitowoc Co., Inc., Gtd. Notes
10.50%	08/01/12	B2	97	104,275
Stena AB, (Sweden) Sr. Notes
7.50%	11/01/13	Ba3	125	122,812
9.625%	12/01/12	Ba3	25	26,875
Terex Corp., Gtd. Notes
7.375%	01/15/14	B1	75	75,375
9.25%	07/15/11	B1	45	47,419
United Rentals North America, Inc., Gtd. Notes
6.50%	02/15/12	B1	100	96,500
Sr. Sub. Notes
7.75%	11/15/13	B3	40	39,400
Valmont Industries, Inc., Gtd. Notes
6.875%	05/01/14	Ba3	125	122,813

				1,451,811

Chemicals — 0.9%
BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, Sec’d. Notes
10.874%	07/15/10	B3	45	45,900
Equistar Chemical Funding, Sr. Notes
10.625%	05/01/11	B1	55	58,987
Equistar Chemicals LP, Gtd. Notes
10.125%	09/01/08	B1	95	100,581
Hexion US Finance Corp., Sec’d. Notes
9.00%	07/15/14	B3	50	51,000
Huntsman International LLC, Gtd. Notes
10.125%	07/01/09	B3	11	11,165
Huntsman LLC, Gtd. Notes
11.625%	10/15/10	Ba3	150	165,750
IMC Global, Inc., Debs.
6.875%	07/15/07	B2	100	100,250
Gtd. Notes
10.875%	06/01/08	Ba3	125	133,281
Koppers, Inc., Gtd. Notes
9.875%	10/15/13	B2	102	110,415
Lyondell Chemical Co., Gtd. Notes
10.50%	06/01/13	Ba2	75	82,500
Sec’d. Notes
11.125%	07/15/12	Ba2	50	54,500
Nalco Co., Sr. Notes
7.75%	11/15/11	B1	130	132,600
Sr. Sub. Notes
8.875%	11/15/13	B3	15	15,638
OM Group, Inc., Gtd. Notes
9.25%	12/15/11	B3	35	36,400
Rhodia SA, Sr. Sub. Notes (France)
8.875%	06/01/11	B3	78	80,535
Rockwood Specialties, Inc., Sr. Sub. Notes
10.625%	05/15/11	B3	36	38,520

				1,218,022

Consumer Products & Services — 0.4%
Dycom Industries, Inc., Notes
8.125%	10/15/15	Ba3	50	50,500
Levi Strauss & Co., Gtd. Notes
12.25%	12/15/12	B3	75	83,625
Mac-Gray Corp., Sr. Notes
7.625%	08/15/15	B2	50	51,000
Playtex Products, Inc., Gtd. Notes
9.375%	06/01/11	Caa1	100	104,500
Service Corp. International US, Sr. Notes, 144A
8.00%	06/15/17	B1	125	119,688
Service Corp. International, Sr. Notes, 144A
7.375%	10/01/14	B1	25	25,156

6

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Consumer Products & Services (cont’d.)
Simmons Bedding Co., Sr. Sub. Notes
7.875%	01/15/14	B3	$75	$72,750
TDS Investor Corp., Sr. Sub. Notes, 144A
11.875%	09/01/16	Caa1	50	48,000

				555,219

Containers & Packaging — 0.6%
Berry Plastics Holding Corp., Sec`d. Notes
8.875%	09/15/14	B2	100	100,500
Crown Americas LLC, Gtd. Notes
7.625%	11/15/13	B1	100	101,250
Graham Packaging Co., Inc.,
Gtd. Notes
8.50%	10/15/12	Caa1	60	59,400
Sub. Notes
9.875%	10/15/14	Caa1	25	24,562
Graphic Packaging International Corp., Sr. Sub. Notes
9.50%	08/15/13	B3	50	51,125
Greif, Inc., Gtd. Notes
8.875%	08/01/12	Ba3	175	182,875
Owens Brockway Glass Container, Inc., Sec`d. Notes
8.75%	11/15/12	Ba2	240	253,200
Silgan Holdings, Inc., Sr. Sub. Notes
6.75%	11/15/13	B1	90	88,875

				861,787

Diversified Financial Services — 0.2%
Petroleum Export Ltd., (Cayman Islands)
Sr. Notes, 144A
4.623%	06/15/10	Aaa	83	82,149
4.633%	06/15/10	Aaa	167	164,299

				246,448

Diversified Manufacturing
RBS Global, Inc. / Rexnord Corp., Notes, 144A
9.50%	08/01/14	B3	50	50,750

Electric — 1.5%
AES Corp.,
Sr. Notes
9.375%	09/15/10	B1	275	297,000
9.50%	06/01/09	B1	25	26,687
AES Eastern Energy LP, Pass Through Certificates
9.00%	01/02/17	Ba1	36	39,447
Allegheny Energy Supply, Sr. Unsec`d. Notes, 144A
8.25%	04/15/12	Ba3	50	54,500
Aquila Canada Finance Corp., Gtd. Notes (Canada)
7.75%	06/15/11	B2	40	42,000
Aquila, Inc., Sr. Notes
9.95%	02/01/11	B2	3	3,291
CMS Energy Corp.,
Sr. Notes
7.50%	01/15/09	Ba3	70	72,100
8.50%	04/15/11	Ba3	50	54,000
Edison Mission Energy,
Sr. Notes
7.73%	06/15/09	B1	50	51,375
Sr. Notes, 144A
7.75%	06/15/16	B1	50	50,625
Empresa Nacional de Electricidad SA, (Chile)
Notes
8.625%	08/01/15	Ba1	55	63,698
Unsub. Notes
8.35%	08/01/13	Ba1	110	123,419
Homer City Funding LLC, Gtd. Notes
8.137%	10/01/19	Ba2	46	48,645
Midwest Generation LLC,
Pass Through Certificates
8.30%	07/02/09	Ba2	134	136,565
8.56%	01/02/16	Ba2	71	75,393
Sec’d. Notes
8.75%	05/01/34	Ba2	75	80,062
Mirant North America LLC, Gtd. Notes
7.375%	12/31/13	B2	125	125,156
Nevada Power Co., General Refinance Mortgage
6.50%	04/15/12	Ba1	50	51,542
NRG Energy, Inc., Gtd. Notes
7.375%	02/01/16	B1	185	183,844
Orion Power Holdings, Inc., Sr. Notes
12.00%	05/01/10	B2	40	45,300
Reliant Energy, Inc., Sec’d. Notes
9.50%	07/15/13	B2	140	145,250
Sierra Pacific Resources, Sr. Notes
8.625%	03/15/14	B1	40	43,189
TECO Energy, Inc., Sr. Notes
7.50%	06/15/10	Ba2	175	183,750
TXU Corp., Sr. Notes
6.50%	11/15/24	Ba1	50	47,372

				2,044,210

Energy-Other — 0.8%
Chesapeake Energy Corp.,
Gtd. Notes
6.50%	08/15/17	Ba2	100	93,750
Sr. Notes
6.375%	06/15/15	Ba2	200	191,000
Compton Petroleum Finance Corp., Gtd. Notes
7.625%	12/01/13	B2	25	24,125
Encore Acquisition Corp., Sr. Sub. Notes
6.25%	04/15/14	B1	50	46,750
Forest Oil Corp., Sr. Notes
8.00%	06/15/08	B1	40	41,050
Hanover Compressor Co., Gtd. Notes
7.50%	04/15/13	B2	100	100,000
Houston Exploration Co., Sr. Sub. Notes
7.00%	06/15/13	B2	25	24,250
Kerr-McGee Corp., Sec’d. Notes
6.95%	07/01/24	Baa2	75	80,353
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%	03/15/12	B1	10	10,575
Newfield Exploration Co., Sr. Sub. Notes
6.625%	04/15/16	Ba3	125	121,562
Parker Drilling Co., Sr. Notes
9.625%	10/01/13	B2	175	190,750

7

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy-Other (cont’d.)
PetroHawk Energy Corp., Gtd. Notes, 144A
9.125%	07/15/13	B3	$50	$50,250
Pioneer Natural Resources Co., Sr. Notes
5.875%	07/15/16	Ba1	100	93,641
Pogo Producing Co., Sr. Sub. Notes
6.875%	10/01/17	B1	25	23,844
Sr. Sub. Notes, 144A
7.875%	05/01/13	B1	25	25,469
Pride International, Inc., Sr. Notes
7.375%	07/15/14	Ba2	25	25,750
Tesoro Corp., Gtd. Notes, 144A
6.625%	11/01/15	Ba1	25	24,063

				1,167,182

Financial - Bank & Trust — 0.3%
Export-Import Bank of Korea, Notes, 144A (g)
5.592%	10/04/11	A3	400	399,472

Foods — 0.5%
Agrilink Foods, Inc., Gtd. Notes
11.875%	11/01/08	B3	25	25,031
Ahold Finance USA, Inc., Gtd. Notes
6.875%	05/01/29	Ba1	25	23,125
Notes
8.25%	07/15/10	Ba1	25	26,750
Albertson’s, Inc., Debs.
7.45%	08/01/29	B1	75	69,470
8.70%	05/01/30	B1	25	25,207
Albertson’s, Inc., Notes
7.50%	02/15/11	B1	25	25,470
Carrols Corp., Gtd. Notes
9.00%	01/15/13	Caa1	50	51,000
Constellation Brands, Inc., Gtd. Notes
7.25%	09/01/16	Ba2	50	50,563
Dean Foods Co., Gtd. Notes
7.00%	06/01/16	Ba2	25	25,000
Del Monte Corp., Sr. Sub. Notes
8.625%	12/15/12	B2	35	36,706
Delhaize America, Inc., Gtd. Notes
8.125%	04/15/11	Ba1	80	85,863
Dole Foods Co., Inc.,
Gtd. Notes
7.25%	06/15/10	B3	35	32,463
Sr. Notes
8.625%	05/01/09	B3	8	7,820
Dominos, Inc., Sr. Sub. Notes
8.25%	07/01/11	B2	18	18,900
National Beef Packaging Co. LLC, Sr. Notes
10.50%	08/01/11	Caa1	50	52,125
Smithfield Foods, Inc., Sr. Notes
7.00%	08/01/11	Ba2	20	20,150
8.00%	10/15/09	Ba2	70	73,150
Stater Brothers Holdings, Sr. Notes
8.125%	06/15/12	B1	25	25,125

				673,918

Gaming — 1.3%
Aztar Corp., Sr. Sub. Notes
7.875%	06/15/14	Ba3	95	102,362
Boyd Gaming Corp., Sr. Sub. Notes
8.75%	04/15/12	Ba3	90	94,500
Sr. Sub. Notes
6.75%	04/15/14	Ba3	20	19,550
CCM Merger, Inc., Notes, 144A
8.00%	08/01/13	B3	75	72,000
Greektown Holdings LLC., Sr. Notes, 144A
10.75%	12/01/13	B3	65	68,575
Mandalay Resort Group, Sr. Sub. Notes
10.25%	08/01/07	B1	300	309,750
MGM Mirage, Gtd. Notes
6.00%	10/01/09	Ba2	155	153,062
6.625%	07/15/15	Ba2	140	134,400
6.875%	04/01/16	Ba2	50	48,250
9.75%	06/01/07	B1	105	107,494
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
6.375%	07/15/09	Ba2	50	49,625
8.00%	04/01/12	Ba2	70	72,450
Park Place Entertainment Corp., Sr. Sub. Notes
8.125%	05/15/11	Ba1	5	5,275
9.375%	02/15/07	Ba1	300	303,000
Station Casinos, Inc., Sr. Notes
6.00%	04/01/12	Ba2	170	164,050
Sr. Sub. Notes
6.625%	03/15/18	Ba3	25	22,563
Trump Entertainment Resorts, Inc., Sec’d. Notes
8.50%	06/01/15	Caa1	80	76,500
Wynn Las Vegas LLC, First Mortgage
6.625%	12/01/14	B1	30	29,100

				1,832,506

Healthcare & Pharmaceuticals — 1.6%
Accellant, Inc., Gtd. Notes
10.50%	12/01/13	Caa1	275	286,000
Alliance Imaging, Inc., Sr. Sub. Notes
7.25%	12/15/12	B3	75	70,125
Cardinal Health, Inc., Bonds, 144A (g)
5.64%	10/02/09	Baa2	300	300,000
Concentra Operating Corp., Gtd. Notes
9.125%	06/01/12	B3	50	52,000
9.50%	08/15/10	B3	50	52,000
Coventry Health Care, Inc., Sr. Notes
8.125%	02/15/12	Ba1	75	78,375
Elan Finance PLC, Gtd. Notes (Ireland)
9.405%	11/15/11	B3	30	30,300
Fresenius Medical Care Capital Trust II, Gtd. Notes
7.875%	02/01/08	B1	150	152,625
Hanger Orthopedic Group, Inc., Gtd. Notes
10.25%	06/01/14	Caa2	75	76,125

8

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare & Pharmaceuticals (cont’d.)
HCA, Inc., Notes
6.25%	02/15/13	Ba2		$100	$83,500
Notes, MTN
9.00%	12/15/14	Ba2		50	46,751
Sr. Unsec’d. Notes
5.50%	12/01/09	Ba2		50	50,062
HCA, Inc., Notes
6.75%	07/15/13	Ba2		50	42,313
IASIS Healthcare LLC, Sr. Sub. Notes
8.75%	06/15/14	B3		25	24,188
Inverness Medical Innovations, Inc., Sr. Sub. Notes
8.75%	02/15/12	Caa1		75	73,875
MedQuest, Inc., Gtd. Notes
11.875%	08/15/12	Caa1		15	13,088
Res-Care, Inc., Sr. Notes
7.75%	10/15/13	B1		100	99,750
Select Medical Corp., Gtd. Notes
7.625%	02/01/15	B2		85	71,612
Senior Housing Properties Trust, Sr. Notes
7.875%	04/15/15	Ba2		33	33,990
8.625%	01/15/12	Ba2		50	53,687
Skilled Health Care Group, Inc., Sr. Sub. Notes, 144A
11.00%	01/15/14	Caa1		190	203,300
Tenet Healthcare Corp., Sr. Notes
9.25%	02/01/15	Caa1		25	24,063
Ventas Realty LP, Gtd. Notes
7.125%	06/01/15	Ba2		75	77,156
Sr. Notes
6.50%	06/01/16	Ba2		50	49,688
6.625%	10/15/14	Ba2		75	75,187
Warner Chilcott Corp., Gtd. Notes
8.75%	02/01/15	Caa1		125	129,375

					2,249,135

Industrial Conglomerates — 0.8%
General Electric Capital Corp., Sr. Unsub. Notes
1.40%	11/02/06	Aaa	JPY	134,000	1,135,305

Insurance — 0.4%
ASIF III Jersey Ltd., Sec’d. Notes (Japan)
0.95%	07/15/09	NR	JPY	60,000	507,488

Lodging — 0.6%
Felcor Lodging LP, Gtd. Notes
8.50%	06/01/11	Ba3		50	52,938
Sr. Notes
9.57%	06/01/11	Ba3		50	50,875
Gaylord Entertainment Co., Sr. Notes
8.00%	11/15/13	B3		25	25,438
Hilton Hotels Corp., Notes
7.625%	12/01/12	Ba2		25	26,594
Host Marriott LP, Gtd. Notes
6.75%	06/01/16	Ba1		75	73,969
9.50%	01/15/07	Ba1		350	353,062
Sr. Notes
7.00%	08/15/12	Ba1		100	101,125
7.125%	11/01/13	Ba1		85	86,062
Royal Caribbean Cruises Ltd., Debs. (Liberia)
7.25%	03/15/18	Ba1		45	44,643
Sr. Notes
8.00%	05/15/10	Ba1		50	52,986

					867,692

Media & Entertainment — 1.6%
AMC Entertainment, Inc., Gtd. Notes
8.625%	08/15/12	Ba3		75	77,437
11.00%	02/01/16	B3		35	38,150
Sr. Sub. Notes
8.00%	03/01/14	B3		35	32,900
Cinemark, Inc., Sr. Disc. Notes, Zero Coupon (until 03/15/09)
9.75% (v)	03/15/14	Caa1		75	59,813
Dex Media West LLC, Sr. Sub. Notes
9.875%	08/15/13	B2		159	171,720
Dex Media, Inc., Notes
8.00%	11/15/13	B3		70	69,475
DirecTV Holdings LLC, Gtd. Notes
6.375%	06/15/15	Ba3		52	48,880
Echostar DBS Corp., Gtd. Notes
6.625%	10/01/14	Ba3		50	47,563
Gtd. Notes, 144A
7.125%	02/01/16	Ba3		100	96,625
Gray Television, Inc., Gtd. Notes
9.25%	12/15/11	B1		125	130,781
Intelsat Bermuda Ltd., Gtd. Notes (Bermuda)
9.25%	06/15/16	B2		25	26,281
Sr. Notes
11.25%	06/15/16	Caa1		225	239,062
Intelsat Subsidiary Holding Co. Ltd., Sr. Notes (Bermuda)
8.25%	01/15/13	B2		140	141,750
Lamar Media Corp., Sr. Sub. Notes, 144A
6.625%	08/15/15	Ba3		125	119,844
Medianews Group, Inc., Sr. Sub. Notes
6.875%	10/01/13	B2		75	69,375
Morris Publishing Group LLC, Gtd. Notes
7.00%	08/01/13	B1		25	23,625
Nielsen Finance LLC, Sr. Notes, 144A
10.00%	08/01/14	B3		25	25,844
Primedia, Inc., Sr. Notes
10.78%	05/15/10	B2		75	76,687
R.H. Donnelley Corp., Sr. Notes
8.875%	01/15/16	B3		75	75,187
R.H. Donnelley Finance Corp., Sr. Sub. Notes, 144A
10.875%	12/15/12	B2		150	165,000
Sinclair Broadcast Group, Inc., Gtd. Notes
8.00%	03/15/12	Ba3		50	50,688
Sun Media Corp., Gtd. Notes (Canada)
7.625%	02/15/13	Ba2		175	176,750
Universal City Florida, Holding Co., Sr. Notes
8.375%	05/01/10	B3		75	75,281
Vail Resorts, Inc., Sr. Sub. Notes
6.75%	02/15/14	B1		60	58,650

9

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Vertis, Inc., Notes
9.75%	04/01/09	B1	105	105,919

				2,203,287

Metals — 0.8%
AK Steel Corp., Gtd. Notes
7.75%	06/15/12	B2	$60	$58,425
Arch Western Finance LLC, Sec’d. Notes
6.75%	07/01/13	B1	80	76,800
Century Aluminum Co., Gtd. Notes
7.50%	08/15/14	B1	75	75,000
Chaparral Steel Co., Gtd. Notes
10.00%	07/15/13	B2	130	144,950
CSN Islands VII Corp., Gtd. Notes, 144A
10.75%	09/12/08	BB-(d)	80	86,700
Earle M.Jorgensen Co., Sec’d. Notes
9.75%	06/01/12	Ba3	50	53,313
Gerdau Ameristeel Corp., Sr. Notes (Canada)
10.375%	07/15/11	Ba3	100	107,750
Indalex Holding Corp., Sec’d. Notes, 144A
11.50%	02/01/14	Caa1	45	47,700
Ispat Inland ULC, Notes (Canada)
9.75%	04/01/14	Ba1	49	55,186
Metals USA, Inc., Sec`d. Notes
11.125%	12/01/15	B3	125	136,875
Novelis, Inc., Sr. Notes, 144A (Canada)
8.25%	02/15/15	B3	100	95,000
PNA Group, Inc., Sr Notes, 144A
10.75%	09/01/16	B3	75	77,062
Ryerson Tull, Inc., Sr. Notes
8.25%	12/15/11	B3	45	44,550
United States Steel Corp., Sr. Notes
9.75%	05/15/10	Ba1	50	53,375
10.75%	08/01/08	Ba1	50	54,063

				1,166,749

Paper — 0.5%
Abitibi-Consolidated Co. of Canada, Gtd. Notes (Canada)
8.375%	04/01/15	B2	80	72,800
Abitibi-Consolidated, Inc., Notes (Canada)
5.25%	06/20/08	B2	50	48,000
7.75%	06/15/11	B2	35	32,025
Ainsworth Lumber Co. Ltd., Sr. Notes (Canada)
6.75%	03/15/14	B2	25	17,500
Bowater Canada Finance, Gtd. Notes (Canada)
7.95%	11/15/11	B2	25	23,875
Cascades, Inc., Sr. Notes (Canada)
7.25%	02/15/13	Ba3	85	82,875
Catalyst Paper Corp., Gtd. Notes (Canada)
8.625%	06/15/11	B2	50	49,125
Sr. Notes
7.375%	03/01/14	B2	25	23,000
Cellu Tissue Holdings, Inc., Sec’d. Notes
9.75%	03/15/10	B2	125	122,813
Georgia-Pacific Corp., Notes
8.125%	05/15/11	Ba2	30	30,750
Graphic Packaging International Corp., Sr. Notes
8.50%	08/15/11	B2	50	51,125
Millar Western Forest Products Ltd., Sr. Notes (Canada)
7.75%	11/15/13	B2	55	45,650
Norampac, Inc., Sr. Notes (Canada)
6.75%	06/01/13	B1	30	28,350
Smurfit-Stone Container Enterprises, Inc., Sr. Notes
9.75%	02/01/11	B2	22	22,660
Tembec Industries, Inc., Gtd. Notes (Canada)
7.75%	03/15/12	Ca	70	35,350
Verso Paper Holdings LLC, Sec’d. Notes, 144A
9.125%	08/01/14	B2	25	25,156
9.239%	08/01/14	B2	25	25,250

				736,304

Pipelines & Other — 2.2%
AmeriGas Partners LP, Sr. Notes
7.125%	05/20/16	B1	50	49,250
Dynegy Holdings, Inc., Sr. Unsec’d. Notes
8.375%	05/01/16	B2	155	157,712
El Paso Corp., Sr. Notes
7.00%	05/15/11	B2	465	467,906
7.80%	08/01/31	B2	100	102,500
El Paso Production Holding Co., Gtd. Notes
7.75%	06/01/13	B1	150	153,375
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes
8.75%	06/15/12	B2	200	208,000
Inergy LP Inergy Finance Corp., Sr. Notes
6.875%	12/15/14	B1	50	47,875
Pacific Energy Partners LP, Sr. Notes
7.125%	06/15/14	Ba2	25	25,500
Pemex Project Funding Master Trust,
Gtd. Notes
8.625%	02/01/22	Baa1	250	300,250
9.25%	03/30/18	Baa1	250	308,750
Targa Resources, Inc., Gtd. Notes, 144A
8.50%	11/01/13	B2	125	124,688
Tennessee Gas Pipeline Co., Sr. Notes
7.00%	03/15/27- 10/15/28	Ba1	140	140,175
Debs.
7.625%	04/01/37	Ba1	145	153,201
Transocean, Inc., Notes
5.591%	09/05/08	Baa1	200	200,003
Williams Cos., Inc.,
Notes
6.375%	10/01/10	Ba2	350	348,250
7.125%	09/01/11	Ba2	225	230,625
7.875%	09/01/21	Ba2	40	41,800
Sr. Notes
7.625%	07/15/19	Ba2	25	26,000
Sr. Unsec’d. Notes
8.125%	03/15/12	Ba2	65	69,388

				3,155,248

Retail & Merchandising — 0.4%
GSC Holdings Corp., Gtd. Notes
8.00%	10/01/12	B1	75	77,250

10

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
Neiman Marcus Group, Inc., Gtd. Notes
10.375%	10/15/15	B3	105	113,400
Pantry, Inc., (The), Sr. Sub. Notes
7.75%	02/15/14	B3	$55	$55,137
Rite Aid Corp., Gtd. Notes
7.50%	01/15/15	B2	60	56,850
Sec’d. Notes
8.125%	05/01/10	B2	50	50,125
Steinway Musical Instruments, Sr. Notes, 144A
7.00%	03/01/14	Ba3	100	98,000
Stripes Acquisition, LLC, Sr. Notes, 144A
10.625%	12/15/13	B3	50	53,250

				504,012

Retailers - Food & Drug — 0.1%
Couche-Tard Finance Corp., Sr. Sub. Notes
7.50%	12/15/13	Ba2	25	25,375
Jean Coutu Group, Inc., (Canada)
Sr. Notes
7.625%	08/01/12	B3	25	26,281
Sr. Sub. Notes
8.50%	08/01/14	Caa2	25	24,063

				75,719

Technology — 0.8%
Amkor Technology, Inc., Sr. Notes
7.125%	03/15/11	Caa1	25	23,000
Avago Technologies Financial, (Singapore)
Sr. Notes, 144A
10.125%	12/01/13	B2	85	90,100
Sr. Sub. Notes, 144A
11.875%	12/01/15	Caa1	30	32,925
Flextronics International Ltd., (Singapore)
Sr. Sub. Notes
6.25%	11/15/14	Ba2	50	48,500
6.50%	05/15/13	Ba2	50	49,500
Iron Mountain, Inc., Gtd. Notes
8.625%	04/01/13	B3	95	97,138
Nortel Networks Corp., Gtd. Notes (Canada)
4.25%	09/01/08	B3	25	23,875
Nortel Networks Ltd., Gtd. Notes (Canada)
10.125%	07/15/13	B3	25	26,375
Sanmina SCI Corp., Gtd. Notes
6.75%	03/01/13	Ba1	15	14,138
Sr. Sub. Notes
8.125%	03/01/16	Ba3	75	73,500
Seagate Technology HDD Holdings, Gtd. Notes
8.00%	05/15/09	BB(d)	75	78,000
Sensata Technologies BV, Sr. Notes, 144A (Netherlands)
8.00%	05/01/14	Caa1	125	121,562
Serena Software, Inc., Gtd. Notes
10.375%	03/15/16	Caa1	95	99,512
Spansion LLC, Sr. Notes, 144A
11.25%	01/15/16	Caa1	100	104,750
Sungard Data Systems, Inc., Gtd. Notes
10.25%	08/15/15	Caa1	120	123,600
Unisys Corp., Sr. Notes
8.00%	10/15/12	B2	20	18,700
Xerox Corp., Sr. Unsec’d. Notes
6.40%	03/15/16	Ba1	50	49,750

				1,074,925

Telecommunications — 1.7%
BellSouth Corp., Sr. Unsec’d. Notes
5.58%	08/15/08	A2	200	200,038
Centennial Communications Corp., Sr. Notes
8.125%	02/01/14	B2	25	24,625
10.00%	01/01/13	Caa1	25	25,313
Cincinnati Bell, Inc., Sr. Sub. Notes
8.375%	01/15/14	B2	50	50,500
Citizens Communications Co., Notes
9.25%	05/15/11	Ba2	75	82,687
Sr. Notes
6.25%	01/15/13	Ba2	40	38,900
Citizens Communications Co., Sr. Notes
9.00%	08/15/31	Ba2	25	26,813
Dobson Cellular Systems, Inc., Sec’d. Notes
8.375%	11/01/11	Ba3	50	51,937
Dobson Communications Corp., Sr. Notes
9.624%	10/15/12	Caa2	10	10,200
Hawaiian Telcom Communications, Inc., Notes
9.75%	05/01/13	B3	25	25,688
Level 3 Financing, Inc., Gtd. Notes
12.25%	03/15/13	B2	175	195,125
Nordic Telephone Co. Holdings, Sr. Notes, 144A (Denmark)
8.875%	05/01/16	B2	90	94,612
NTLCable PLC, Sr. Notes
9.125%	08/15/16	B2	100	103,250
Qwest Communications International, Inc., Gtd. Notes, 144A
7.50%	02/15/14	B2	50	50,125
Qwest Corp., Sr. Notes
7.625%	06/15/15	Ba2	575	596,562
Debs.
6.875%	09/15/33	Ba2	100	91,250
Sr. Notes
7.50%	10/01/14- 06/15/23	Ba2	150	150,625
Notes
8.875%	03/15/12	Ba2	25	27,281
Sr. Notes
7.875%	09/01/11	Ba2	175	183,750
Rogers Wireless, Inc., Sec’d. Notes (Canada)
9.625%	05/01/11	Ba2	95	107,350
Rural Cellular Corp., Sr. Notes
9.875%	02/01/10	B3	45	46,913
Time Warner Telecom Holdings, Inc., Gtd. Notes
9.25%	02/15/14	B3	25	26,313
UbiquiTelephone Operating Co., Sr. Notes
9.875%	03/01/11	B3	75	81,375
Windstream Corp., Sr. Notes, 144A
8.625%	08/01/16	Ba3	100	107,000

				2,398,232

11

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Tobacco — 0.1%
Reynolds American, Inc., Sec’d. Notes, 144A
6.50%	07/15/10	Ba3	$25	$25,232
7.625%	06/01/16	Ba3	55	57,052

				82,284

Total Corporate Bonds (cost $31,162,820)				31,501,848

	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 21.2%
Federal Home Loan Mortgage Corp.
5.78%	11/15/30	15		14,962
Federal National Mortgage Assoc.
4.00%	09/01/18-06/01/20	5,130		4,854,102
4.50%	03/01/35-09/01/35	4,407		4,119,217
4.947%	02/01/36	424		421,954
5.00%	01/01/19	136		134,248
5.021%	05/01/36	210		210,730
5.50%	02/01/35-06/01/36	5,667		5,583,385
5.50%	TBA	650		640,250
6.00%	11/01/32-10/12/36	5,009		5,031,104
6.265%	08/01/29	41		41,172
6.50%	06/01/18-10/16/36	7,365		7,502,121
6.875%	08/01/09	929		959,118
Government National Mortgage Assoc.
4.75%	08/20/24	8		8,012
5.125%	10/20/27-11/20/29	72		72,039
5.375%	04/20/27	96		96,445
8.00%	08/20/31	5		5,141
8.50%	02/20/26-04/20/31	41		43,622
8.50%	04/20/26	—	(r)	1,036

Total U.S. Government Mortgage Backed Obligations (cost $29,889,592)				29,738,658

U.S. TREASURY OBLIGATIONS — 13.8%
United States Inflation Index Bonds
2.375%	04/15/11	200		205,268
3.375%	01/15/07	2,700		3,437,887
United States Treasury Bonds
3.125%	01/31/07	100		99,383
3.375%	02/15/08	200		196,227
4.00%	04/15/10	100		98,074
6.125%	08/15/29	100		117,883
6.75%	08/15/26	100		124,141
7.875%	02/15/21	1,000		1,314,141
United States Treasury Notes
3.25%	01/15/09	200		193,969
3.50%	02/15/10	900		869,097
3.625%	01/15/10	200		194,070
3.75%	03/31/07	700		695,598
3.875%	09/15/10	300		292,324
4.25%	10/15/10-11/15/14	2,200		2,167,733
4.50%	11/15/10-11/15/15	1,300		1,293,656
4.75%	03/31/11	2,600		2,615,946
4.875%	04/30/11-07/31/11	4,800		4,855,502
5.125%	06/30/11	600		613,242

Total U.S. Treasury Obligations (cost $19,330,727)				19,384,141

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Small Business Administration Participation Certificates, Series 2000-20A, Class 1
7.59%	01/01/20	175		185,432
Series 2000-P10A, Class 1
8.017%	02/10/10	91		96,404

Total U.S. Government Agency Obligations (cost $265,764)				281,836

	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2
5.388%	05/25/35	Aaa	194	193,776
Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class MOA1, 144A
5.51%	03/15/20	Aaa	600	600,082
FHLMC Structured Pass Through Securities, Series T-61, Class 1A1
5.682%	07/25/44	Aaa	889	900,571
Freddie Mac, Series 3010, Class WB
4.50%	11/15/19-07/15/20	Aaa	1,109	1,030,391
Government National Mortgage Assoc., Series 2000-15, Class Z
7.50%	02/20/30	Aaa	308	320,731
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1
5.61%	05/25/35	Aaa	568	569,197
Washington Mutual, Inc.,
Series 2003-R1, Class A1
5.60%	12/25/27	Aaa	769	768,589
Series 2005-AR13, Class A1A1
5.62%	10/25/45	Aaa	221	222,492
Series 2005-AR6, Class 2AB1
5.52%	04/25/45	Aaa	317	317,353

Total Collateralized Mortgage Obligations (cost $4,836,060)				4,923,182

12

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Maturity Date	Moody’s Ratings		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS — 1.8%
Mexican Government International Bond (Mexico)
8.125%	12/30/19	Baa1		$170	$204,000
Republic of Panama (Panama)
9.625%	02/08/11	Ba1		150	171,375
Russian Government International Bond (Russia)
5.00%	03/31/30	NR		50	55,805
United Kingdom Gilt (United Kingdom)
4.25%	03/07/11	NR		300	551,497
United Kingdom Treasury Stock (United Kingdom)
5.00%	03/07/12-09/07/14	AAA	GBP	800	1,536,726

Total Foreign Government Bonds (cost $2,491,620)					2,519,403

ASSET-BACKED SECURITIES — 1.7%
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1
5.605%	09/25/34	Aaa		108	107,836
Bank One Issuance Trust, Series 2004-A4, Class A4
5.37%	06/15/07	Aaa		500	500,178
Ford Credit Auto Owner Trust, Series 2006-A, Class A2B
5.34%	09/15/08	Aaa		149	148,519
Honda Auto Receivables Owner Trust, Series 2006-1, Class A2
5.10%	09/18/08	Aaa		500	499,490
MBNA Master Credit Card Trust, Series 2000-D, Class C
8.40%	09/15/09	BBB(d)		200	203,040
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2
5.18%	08/15/08	Aaa		500	499,616
Ocwen Mortgage Loan Asset Backed Certificates, Series 1998-0FS3, Class A
6.058%	10/25/29	AAA(d)		1	1,148
WFS Financial Owner Trust, Series 2005-1, Class A3
3.59%	10/19/09	Aaa		435	431,065

Total Asset-Backed Securities (cost $2,392,480)					2,390,892

MUNICIPAL BONDS — 0.7%
Golden State Tobacco Securitization Corp., Series 2003-A-1
6.25%	06/01/33	Baa3		300	330,402
Massachusetts Water Resources Authority, Series 1080, 144A
6.00%	08/01/32	Aaa		125	134,593
Tobacco Settlement Financing Corp.
5.875%	05/15/39	Baa3		290	307,214
6.375%	06/01/32	Baa3		250	274,175

Total Municipal Bonds (cost $890,082)					1,046,384

Total Long-Term Investments (cost $135,316,196)					147,851,489

SHORT-TERM INVESTMENTS — 13.3%
COMMERCIAL PAPER — 0.2%
Time Warner, Inc. (cost $294,745)
5.39%	01/25/07	P2		300	294,767

	Maturity Date		Principal Amount (000)#	Value
FOREIGN TREASURY OBLIGATIONS — 5.3%
Development Bank of Japan
2.875%	12/20/06		$10,000	$85,138
Federal Republic of Italy (Italy)
.375%	10/10/06	JPY	3,000	25,397
France Treasury Bill (France)
2.95%	10/19/06		100	126,623
3.24%	12/28/06		1,060	1,333,734
German Treasury Bill (Germany)
3.021%	12/13/06		4,700	5,922,783

Total Foreign Treasury Obligations (cost $7,454,145)				7,493,675

CERTIFICATES OF DEPOSIT — 0.4%
Countrywide Bank NA (cost $500,000)
5.34%	10/18/06		500	500,002

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills (k)(n) (cost $188,096)
4.81%	12/14/06		190	188,184

	Contracts	Value
OUTSTANDING OPTIONS PURCHASED — 0.1%
Call Options — 0.1%
Eurodollar Futures expiring 12/17/2007, Strike Price $91.25	30,000,000	187
Swap Option 3 Month LIBOR & Fixed expiring 06/15/2007 @ 5.00%	2,500,000	12,429
Swap Option 3 Month LIBOR & Fixed expiring 01/18/2006 @ 4.50%	3,500,000	—
Swap Option 3 Month LIBOR & Fixed expiring 07/02/2007 @ 5.37%	5,400,000	53,525

		66,141

Put Options
Eurodollar Futures expiring 12/17/2007, Strike Price $92.50	5,000,000	31
Eurodollar Futures expiring 12/17/2007, Strike Price $91.75	22,000,000	137
Eurodollar Futures expiring 12/18/2006, Strike Price $94.13	44,000,000	275
Eurodollar Futures expiring 12/18/2006, Strike Price $94.00	10,000,000	63
Eurodollar Futures expiring 09/17/2007, Strike Price $90.25	51,000,000	319
Eurodollar Futures expiring 09/17/2007, Strike Price $90.50	106,000,000	662

13

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Contracts	Value
OUTSTANDING OPTIONS PURCHASED (Continued)
Put Options (cont’d.)
Swap Option 3 Month LIBOR & Fixed expiring 10/25/2006 @ 5.13%	2,100,000	$3,291
Swap Option 3 Month LIBOR & Fixed expiring 12/20/2007 @ 5.00%	3,000,000	21,751

		26,529

Total Outstanding Options Purchased (cost $73,075)		92,670

	Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND — 5.0%
Dryden Core Investment Fund—Taxable Money Market Series (w)(cost $7,026,388)	7,026,388	7,026,388

	Maturity Date	Principal Amount (000)#	Value
REPURCHASE AGREEMENT — 2.2%

U.S. Treasury Repurchase Agreement, repurchase price $ 3,101,305, due 10/02/06 (cost
$3,100,000); (The value of the collateral including accrued interest was $ 3,185,058. The collateral consists of U.S. Treasury Notes) (cost $3,100,000)

5.05%	10/02/06	3,100	3,100,000

Total Short-Term Investments (cost $18,636,449)			18,695,686

Total Investments, Before Outstanding Options Written and Securities Sold Short —118.5% (cost $153,952,645)			166,547,175

		Shares	Value
INVESTMENTS SOLD SHORT — (3.4)%
United States Treasury Notes
3.625%	05/15/13	1,100	(1,039,329)
United States Treasury Notes
4.875%	07/31/11	3,700	(3,742,927)

Total Investments Sold Short (cost $4,751,696)			(4,782,256)

	Contracts	Value
OUTSTANDING OPTIONS WRITTEN — (0.1)%
Call Options — (0.1)%
Swap Option 3 Month LIBOR & Fixed expiring 10/25/2006 @ 5.21%	900,000	(6,094)
Swap Option 3 Month LIBOR & Fixed expiring 10/18/2006 @ 4.56%	1,500,000	—
Swap Option 3 Month LIBOR & Fixed expiring 12/20/2007 @ 5.15%	1,300,000	(22,023)
Swap Option 3 Month LIBOR & Fixed expiring 06/15/2007 @ 4.85%	700,000	(13,244)
Swap Option 3 Month LIBOR & Fixed expiring 07/02/2007 @ 5.50%	1,800,000	(52,839)

Total Outstanding Options Written (premium received $70,399)		(94,200)

Total Investments, Net of Outstanding Options Written and Securities Sold Short — 115.0% (cost $149,130,550)		161,670,719
Liabilities in excess of other assets(x) — (15.0)%		(21,067,951)

Net Assets — 100.0%		$140,602,768

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
TBA	Securities Purchased on a Forward Commitment Basis
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $1,000 par.
(v)	The rate shown reflects the coupon rate after the step date.

14

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

15

Securities or a portion thereof with an aggregate market value of $188,184 have been segregated with the custodian to cover margin requirements for future contracts open at September 30, 2006.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day Euro Dollar	Mar 07	$236,663	$237,063	$400
36	90 Day Euro Dollar	Jun 07	8,525,075	8,548,650	23,575
128	90 Day Euro Dollar	Sep 07	30,384,212	30,440,000	55,788
54	90 Day Euro Dollar	Dec 07	12,827,550	12,853,350	25,800
45	90 Day Euro Dollar	Mar 08	10,665,538	10,713,938	48,400
4	90 Day Euro Dollar	Dec 08	947,900	951,500	3,600
6	90 Day Sterling	Jun 07	1,330,230	1,330,955	725
8	90 Day Sterling	Sep 07	1,774,022	1,775,543	1,521
110	5 Year U.S. Treasury Notes	Dec 06	11,538,125	11,608,438	70,313
10	30 Year U.S. Treasury Notes	Dec 06	1,102,156	1,124,062	21,906

					252,028
Short Positions:
95	10 Year U.S. Treasury Notes	Dec 06	10,211,750	10,265,937	(54,187)

					$197,841

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Sales Contract	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
EUR 4,116,000, expiring 10/31/06	$5,241,002	$5,228,975	$12,027
EUR 1,052,000, expiring 10/31/06	1,338,275	1,336,463	1,812
EUR 4,116,000, expiring 10/31/06	5,241,002	5,228,975	12,027
GBP 1,138,000, expiring 10/19/06	2,155,522	2,131,309	24,213

			$50,079

Pru Series Diversified Conservative Growth

Interest rate swap agreements outstanding at September 30, 2006:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
UBS AG(1)	06/18/09		$5,000,000	5.00%	3 Month LIBOR	$14,358
Barclays Capital PLC(2)	06/18/34	GBP	300,000	5.00%	6 Month LIBOR	(22,524)
Deutsche Bank(2)	12/15/35	GBP	400,000	4.00%	6 Month LIBOR	(4,380)
UBS AG(1)	10/15/10	EUR	100,000	2.1455%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	3,541
Merrill Lynch & Co.(2)	12/15/15	JPY	30,000,000	2.00%	6 Month LIBOR	(5,351)
Barclays Capital(2)	12/15/15	JPY	10,000,000	2.00%	6 Month LIBOR	(1,755)
Barclays Capital(1)	09/15/10	GBP	200,000	5.00%	6 Month LIBOR	(1,446)
Lehman Brothers(1)	12/20/11		$400,000	5.00%	3 Month LIBOR	2,479
Goldman Sachs(2)	12/20/16		$400,000	5.00%	3 Month LIBOR	(2,336)
JPMorgan Chase Bank, N.A.(1)	12/20/11		$400,000	5.00%	3 Month LIBOR	2,479
Morgan Stanley & Co.(1)	12/20/11		$1,000,000	5.00%	3 Month LIBOR	6,199
Goldman Sachs(1)	12/20/36		$500,000	5.00%	3 Month LIBOR	816
Morgan Stanley & Co.(1)	12/20/36		$1,600,000	5.00%	3 Month LIBOR	2,615
Barclays Capital(1)	06/15/09	GBP	500,000	5.00%	6 Month LIBOR	1,924

						$(3,381)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2006:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/08	$200,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	$(736)
UBS AG(1)	12/20/08	200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(656)
Bank of America Securities LLC(1)	12/20/08	100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(185)
Citigroup(1)	12/20/08	200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(908)
Barclays Bank PLC(1)	12/20/08	200,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(562)
Morgan Stanley & Co.(1)	12/20/08	100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(325)
Citigroup(1)	12/20/08	100,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(475)
Lehman Brothers(1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,917)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.32%	Hewlett-Packard Co., 6.50% due 07/01/12	(1,037)
Lehman Brothers(1)	12/20/08	200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(220)
Merrill Lynch & Co.(1)	12/20/08	100,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(540)
Lehman Brothers(1)	12/20/08	200,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(431)
Lehman Brothers(1)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(971)
Lehman Brothers(1)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(157)
Lehman Brothers(1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(948)
Lehman Brothers(1)	06/20/09	400,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(2,837)
Lehman Brothers(1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	327
Morgan Stanley & Co.(1)	09/20/10	100,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(3,576)
Merrill Lynch International(2)	03/20/07	200,000	0.61%	Russian Federation, 5.00%, due 03/31/30	386
Citigroup(1)	12/20/08	300,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(650)
Barclays Bank PLC(1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(1,293)
Lehman Brothers(1)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(454)

					$(18,165)

(1)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 3.6%
Boeing Co.	600,559	$47,354,077
Honeywell International, Inc.	1,531,200	62,626,080
Lockheed Martin Corp.	1,326	114,116
Orbital Sciences Corp. *(a)	607,900	11,410,283
Raytheon Co.	2,400	115,224
United Technologies Corp.	459,800	29,128,330

		150,748,110

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)	1,735	124,816

Beverages — 2.1%
PepsiCo, Inc.	1,348,223	87,985,033

Biotechnology — 2.6%
Amgen, Inc. *(a)	525,867	37,615,267
Genentech, Inc. *(a)	414,613	34,288,495
Gilead Sciences, Inc. *(a)	536,552	36,861,122

		108,764,884

Building Materials — 0.9%
Masco Corp. (a)	1,360,862	37,314,836

Building Products — 0.6%
American Standard Cos., Inc.	656,200	27,540,714

Capital Markets — 5.7%
Bank of New York Co., Inc. (The)	961,900	33,916,594
Goldman Sachs Group, Inc.	369,812	62,561,096
Mellon Financial Corp.	16,538	646,636
Merrill Lynch & Co., Inc.	740,859	57,949,991
Schwab, (Charles) Corp.	1,388,600	24,855,940
UBS AG	1,017,600	60,353,856

		240,284,113

Chemicals — 1.7%
Air Products & Chemicals, Inc.	900	59,733
Arkema, ADR (France)	70	3,299
E.I. Du Pont de Nemours & Co.	1,297,914	55,602,636
Ecolab, Inc. (a)	419,628	17,968,471

		73,634,139

Clothing & Apparel
Cintas Corp.	844	34,461
Hanesbrands, Inc.	500	11,255

		45,716

Commercial Banks — 2.7%
Bank of America Corp.	792,748	42,467,510
Royal Bank of Scotland Group PLC (United Kingdom)	525,055	18,078,903
Wachovia Corp.	1,400	78,120
Wells Fargo & Co.	1,436,614	51,976,695

		112,601,228

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	883,600	32,410,448

Communication Equipment — 6.5%
Avaya, Inc. *	2,016,800	23,072,192
Cisco Systems, Inc. *	2,979,789	68,535,147
Corning, Inc. *	910,175	22,217,372
Motorola, Inc.	2,964,662	74,116,550
Nokia Corp., ADR (Finland)	535,642	10,546,791
Nortel Networks Corp. (Canada) *	19,265	44,309
QUALCOMM, Inc.	2,122,360	77,147,786

		275,680,147

Computers & Peripherals — 1.0%
Apple Computer, Inc. *	519,700	40,032,491
Dell, Inc. *	10,365	236,737
EMC Corp. *	8,140	97,517
Sun Microsystems, Inc.	5,400	26,838

		40,393,583

Conglomerates
Cooper Industries Ltd. (Class A Stock) (Bermuda) *	410	34,940

Construction — 0.9%
Toll Brothers, Inc. *(a)	1,319,100	37,040,328

Consumer Finance — 1.6%
American Express Co.	1,229,846	68,969,764

Consumer Products & Services — 0.4%
Fortune Brands, Inc.	242,700	18,229,197

Diversified — 0.4%
Textron, Inc.	202,585	17,726,188

Diversified Consumer Services — 0.3%
Career Education Corp. *	545,800	12,280,500

Diversified Financial Services — 5.3%
Capital One Financial Corp.	375,075	29,503,399
Citigroup, Inc.	657,704	32,668,158
Freddie Mac	612,790	40,646,361
IntercontinentalExchange, Inc. *	203,900	15,306,773
JPMorgan Chase & Co. (a)	1,043,247	48,990,879
KKR Private Equity Investors LP, RDU (Netherlands) (c)	1,295,700	27,533,625
KKR Private Equity Investors LP (Netherlands) (c)	334,700	7,112,375
NYSE Group, Inc. *(a)	290,200	21,692,450

		223,454,020

Diversified Telecommunication Services
Verizon Communications, Inc.	6,846	254,192

Electronic Components — 0.8%
Dolby Laboratories, Inc. (Class A Stock) *	684,158	13,580,536
Parker Hannifin Corp.	286,900	22,300,737

		35,881,273

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc. *	330,200	10,794,238

1

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.9%
BJ Services Co.	5,010	$150,951
Cameron International Corp. *(a)	6,490	313,532
ENSCO International, Inc. (a)	422,926	18,536,847
GlobalSantaFe Corp. (Cayman Islands)	2,000	99,980
Transocean, Inc. *	272,000	19,918,560

		39,019,870

Financial—Bank & Trust — 1.2%
Golden West Financial Corp.	409,657	31,646,003
Hudson City Bancorp, Inc.	1,363,500	18,066,375
PNC Financial Services Group, Inc.	1,986	143,866

		49,856,244

Financial—Brokerage
Ameriprise Financial, Inc.	177	8,301

Food & Staples Retailing — 3.0%
Kroger Co. (The)	1,096,700	25,377,638
Wal-Mart Stores, Inc. (a)	1,530,092	75,464,138
Whole Foods Market, Inc. (a)	408,500	24,277,155

		125,118,931

Food Products — 2.7%
Cadbury Schweppes PLC, ADR (United Kingdom)	686,800	29,374,436
ConAgra Foods, Inc. (a)	1,405,300	34,401,744
General Mills, Inc.	792	44,827
Kellogg Co.	531,015	26,295,863
McCormick & Co., Inc.	587,523	22,314,124
Sara Lee Corp.	4,000	64,280

		112,495,274

Healthcare Equipment & Supplies — 0.7%
Alcon, Inc.	265,300	30,376,850
Medtronic, Inc.	1,486	69,010
St. Jude Medical, Inc. *(a)	833	29,396

		30,475,256

Healthcare Providers & Services — 2.7%
Caremark Rx, Inc.	263,300	14,921,211
Coventry Health Care, Inc. *	357,523	18,419,585
Omnicare, Inc.	559,800	24,121,782
Tenet Healthcare Corp. *	2,352	19,145
UnitedHealth Group, Inc.	430,147	21,163,233
WellPoint, Inc. *	462,200	35,612,510

		114,257,466

Hotels, Restaurants & Leisure — 2.4%
Marriott International, Inc. (Class A Stock)	539,600	20,850,144
McDonald’s Corp.	968,661	37,894,018
OSI Restaurant Partners, Inc. (a)	746,060	23,657,563
Station Casinos, Inc.	320,878	18,556,375

		100,958,100

Household Durables
Newell Rubbermaid, Inc. (a)	2,500	70,800

Household Products — 1.4%
Kimberly-Clark Corp.	445,100	29,091,736
Procter & Gamble Co.	478,978	29,687,056

		58,778,792

Independent Power Producers & Energy Traders — 1.3%
NRG Energy, Inc. *	525,500	23,805,150
TXU Corp.	485,300	30,340,956

		54,146,106

Industrial Conglomerates — 1.7%
General Electric Co.	2,029,563	71,643,574
Tyco International Ltd.	16,708	467,657

		72,111,231

Insurance — 4.1%
AFLAC, Inc. (a)	507,070	23,203,523
Allstate Corp. (The)	2,922	183,297
American International Group, Inc.	628,510	41,645,073
Axis Capital Holdings Ltd.	757,700	26,284,613
Berkshire Hathaway, Inc. (Class A Stock) *	207	19,830,600
Chubb Corp. (The)	486,664	25,287,061
Conseco, Inc.	2,165	45,443
Hartford Financial Services Group, Inc.	614	53,265
Loews Corp.	943,200	35,747,280

		172,280,155

Internet Software & Services — 0.9%
Google, Inc. (Class A Stock) *(a)	96,300	38,702,970
Oracle Corp. *	10,373	184,017
Yahoo!, Inc. *(a)	1,140	28,819

		38,915,806

IT Services
Accenture Ltd. (Class A Stock) *	2,802	88,851

Leisure Equipment & Products
Mattel, Inc.	2,812	55,396

Life Science Tools & Services
Fisher Scientific International, Inc. *(a)	275	21,516

Media — 4.1%
CBS Corp. (Class B Stock)	3,523	99,243
Comcast Corp. (Class A Stock) *(a)	719,700	26,520,945
Comcast Corp. (Special Class A Stock) *(a)	1,045	38,467
EchoStar Communications Corp. (Class A Stock) (a)	567,519	18,580,572
Liberty Global, Inc. *	545,050	13,658,953
News Corp. (Class A Stock)	1,540,026	30,261,511
News Corp. (Class B Stock)	1,313,938	27,119,680

2

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares		Value
COMMON STOCKS (Continued)
Media (cont’d.)
Time Warner, Inc. *	1,367,406		$24,927,811
Univision Communications, Inc. (Class A Stock) *	1,102		37,843
Viacom, Inc. (Class B Stock) *	3,523		130,985
Walt Disney Co. (The)	1,039,100		32,118,581

			173,494,591

Metals & Mining — 2.7%
Barrick Gold Corp. (Canada)	2,015,938		61,929,615
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock) (a)	425,000		22,635,500
Phelps Dodge Corp.	365,600		30,966,320

			115,531,435

Multi-Utilities — 1.8%
Sempra Energy	1,501,946		75,472,787

Multiline — 1.6%
Federated Department Stores, Inc. (a)	827,900		35,773,559
J.C. Penney Co., Inc.	1,300		88,907
Kohl’s Corp. *	530		34,408
Staples, Inc.	534,841		13,012,681
Target Corp. (a)	303,513		16,769,093

			65,678,648

Office Electronics — 0.8%
Xerox Corp. *(a)	2,093,800		32,579,528

Oil, Gas & Consumable Fuels — 8.4%
Anadarko Petroleum Corp.	515,900		22,611,897
Apache Corp. (a)	412,210		26,051,672
ConocoPhillips	286,986		17,084,277
Exxon Mobil Corp.	759,928		50,991,169
Nexen, Inc.	599,300		32,038,578
Occidental Petroleum Corp.	612,400		29,462,564
Petroleo Brasileiro SA, ADR (Brazil)	276,100		23,145,463
Schlumberger Ltd.	458,600		28,446,958
Suncor Energy, Inc. (Canada)	770,330		55,333,790
Total SA, ADR (France)	644,726		42,513,232
Valero Energy Corp.	491,800		25,312,946

			352,992,546

Pharmaceuticals — 6.4%
Abbott Laboratories	776,655		37,714,367
Eli Lilly & Co.	1,697		96,729
Johnson & Johnson	2,172		141,050
MedImmune, Inc. *	1,986		58,011
Merck & Co., Inc.	4,000		167,600
Novartis AG, ADR (Switzerland)	902,700		52,753,788
Pfizer, Inc.	724,600		20,549,656
Roche Holdings Ltd., ADR (Switzerland)	442,200		38,121,001
Sanofi-Aventis, ADR (France)	958,322		42,616,579
Schering-Plough Corp.	882,700		19,498,843
Sepracor, Inc. *(a)	1,200		58,128
Teva Pharmaceutical Industries Ltd., ADR (Israel) (a)	893,312		30,453,006
Wyeth	509,509		25,903,437

			268,132,195

Retail & Merchandising — 0.8%
Best Buy Co., Inc.	596,500		31,948,540
CVS Corp.	1,060		34,047
TJX Cos., Inc. (a)	1,310		36,720

			32,019,307

Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	1,080		31,741
ASML Holding NV (Netherlands) *	925,016		21,534,372
Broadcom Corp., (Class A Stock) *	577,050		17,507,697
Intel Corp.	4,300		88,451
KLA-Tencor Corp. *	552		24,547
Marvell Technology Group Ltd. *(a)	1,112,410		21,547,382
Maxim Integrated Products, Inc.	2,600		72,982
Texas Instruments, Inc.	827,855		27,526,179
Xilinx, Inc.	1,070		23,487

			88,356,838

Software — 4.5%
Adobe Systems, Inc. *(a)	1,622,213		60,751,877
Electronic Arts, Inc. *	360,552		20,075,535
Mercury Interactive Corp. *	922		47,511
Microsoft Corp.	3,258,695		89,060,134
SAP AG, ADR (Germany) (a)	426,600		21,116,700
Symantec Corp. *(a)	13,210		281,109

			191,332,866

Specialty Retail — 0.2%
Bed Bath & Beyond, Inc. *	770		29,460
Home Depot, Inc.	1,445		52,410
Lowe’s Cos., Inc.	2,984		83,731
Williams-Sonoma, Inc. (a)	307,100		9,946,969

			10,112,570

Supplies — 0.4%
Paychex, Inc.	521,110		19,202,904

Technology
Seagate Technology	350		0

Telecommunications — 0.4%
ADC Telecommunications, Inc.	5,100		76,500
Alltel Corp.	267,948		14,871,114
Comverse Technology, Inc. *	24,403		523,200
Embarq Corp.	661		31,973
Windstream Corp.	—	(x)	3

			15,502,790

Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc. *	701,900		24,145,360
NIKE, Inc. (Class B Stock)	242,000		21,204,040

			45,349,400

Tobacco — 1.5%
Altria Group, Inc.	830,400		63,567,120

3

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation
Expeditors International Washington, Inc.	566	$25,232
FedEx Corp.	250	27,170

		52,402

Wireless Telecommunication Services — 0.7%
NII Holdings, Inc. *	442,900	27,530,664
Sprint Nextel Corp.	13,216	226,654

		27,757,318

Total Long-Term Investments (cost $3,507,939,051)		4,157,985,747

SHORT-TERM INVESTMENT — 7.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $314,533,745); includes $246,935,076 of cash collateral for securities on loan) (b)(w)	314,533,745	314,533,745

Total Investments — 106.1% (cost $3,822,472,796)		4,472,519,492
Liabilities in excess of other assets — (6.1)%		(258,211,321)

Net Assets — 100.0%		$4,214,308,171

The following abbreviations are used in portfolio descriptions:

ADR    American Depositary Receipt

RDU    Restricted Depositary Unit

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $237,169,586; cash collateral of $246,935,076 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Represents a fractional share.

4

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.2%
COMMON STOCKS — 64.8%

Aerospace & Defense — 1.6%
Ceradyne, Inc. (a)	51,900	$2,132,571
Goodrich Corp.	21,400	867,128
Honeywell International, Inc.	200,200	8,188,180
L-3 Communications Holdings, Inc.	123,100	9,642,423
Lockheed Martin Corp.	160,600	13,821,236
Northrop Grumman Corp.	268,400	18,269,988
Raytheon Co.	54,400	2,611,744
United Technologies Corp.	19,400	1,228,990

		56,762,260

Air Freight & Logistics — 0.4%
FedEx Corp.	89,400	9,715,992
United Parcel Service, Inc. (Class “B” Stock)	43,800	3,150,972

		12,866,964

Airlines — 0.3%
Air France KLM (France)	36,941	1,113,931
British Airways PLC (United Kingdom) (a)	59,370	474,658
Qantas Airways Ltd. (Australia)	216,538	631,019
Singapore Airlines Ltd. (Singapore)	29,000	266,583
Southwest Airlines Co. (b)	490,300	8,168,397

		10,654,588

Auto Components — 0.1%
Compagnie Generale des Etablissements Michelin (France)	6,546	479,779
Continental AG (Germany)	14,834	1,723,212
Rieter Holding AG (Switzerland)	775	333,750
Stanley Electric Co. Ltd. (Japan)	18,500	382,138

		2,918,879

Automobiles — 0.6%
DaimlerChrysler AG (Germany)	3,679	184,321
Fiat S.p.A. (Italy)	34,999	557,864
General Motors Corp. (b)	398,000	13,237,480
Harley-Davidson, Inc.	6,000	376,500
Honda Motor Co., Ltd. (Japan)	50,300	1,690,506
Renault SA (France)	13,180	1,511,686
Toyota Motor Corp. (Japan)	66,000	3,587,048
Volkswagen AG (Germany)	4,477	382,805
Yamaha Motor Co., Ltd. (Japan)	26,100	691,581

		22,219,791

Beverages — 1.7%
Anheuser-Busch Cos., Inc.	20,300	964,453
Carlsberg A/S (Denmark)	1,250	105,126
Coca-Cola Co. (The)	695,700	31,083,877
Coca-Cola Enterprises, Inc.	337,600	7,032,208
Coca-Cola Hellenic Bottling Co., SA (Greece)	5,730	197,488
Diageo PLC (United Kingdom)	5,336	94,263
Foster’s Group Ltd. (Australia)	174,143	835,841
Heineken NV (Netherlands)	5,544	253,575
PepsiAmericas, Inc.	10,600	226,204
Pepsi Bottling Group, Inc.	87,000	3,088,500
PepsiCo, Inc.	226,020	14,750,065
Pernod-Ricard SA (France)	523	108,830
SABMiller PLC (United Kingdom)	39,487	737,854

		59,478,284

Biotechnology — 1.0%
Amgen, Inc. (a)	370,808	26,523,896
Biogen Idec, Inc. (a) (b)	190,600	8,516,008
ImClone Systems, Inc. (a) (b)	40,100	1,135,632
Serono SA (Switzerland)	354	305,746

		36,481,282

Building Products — 0.1%
Cie de Saint-Gobain (France)	23,031	1,670,500
Geberit AG (Switzerland)	412	502,130
Nippon Sheet Glass Co., Ltd. (Japan)	93,000	436,952
Sanwa Shutter Corp. (Japan)	6,000	34,032

		2,643,614

Capital Markets — 2.8%
3i Group PLC (United Kingdom)	8,809	154,296
Ameriprise Financial, Inc.	13,400	628,460
Bank of New York Co., Inc. (The)	58,900	2,076,814
Bear Stearns Cos., Inc. (The)(b)	50,400	7,061,040
Credit Suisse Group (Switzerland)	43,391	2,510,567
D. Carnegie & Co. AB (Sweden)	15,100	318,355
Deutsche Bank AG (Germany)	21,296	2,577,037
Goldman Sachs Group, Inc.	144,700	24,478,900
Lehman Brothers Holdings, Inc.	305,000	22,527,300
Macquarie Bank Ltd. (Australia)	10,777	555,420
Merrill Lynch & Co., Inc.	245,500	19,203,010
Morgan Stanley	217,290	15,842,614
UBS AG (Switzerland)	44,249	2,646,907

		100,580,720

Chemicals — 0.7%
BASF AG (Germany)	25,741	2,066,827
Ciba Specialty Chemicals AG (Switzerland)	2,068	124,862
Dow Chemical Co. (The)	362,700	14,138,046
Mitsubishi Chemical Holdings Corp. (Japan)	214,500	1,343,746
Mitsubishi Gas Chemical Co., Inc. (Japan)	31,000	336,703

Mitsui Chemicals, Inc. (Japan)	36,000	259,048
OM Group, Inc. (a)	54,000	2,372,760
Orica Ltd. (Australia)	11,759	196,927
Solvay SA (Class A Stock) (Belgium)	5,052	653,433
Sumitomo Bakelite Co., Ltd. (Japan)	26,000	196,334
Sumitomo Chemical Co., Ltd. (Japan)	192,000	1,433,600
Toray Industries, Inc. (Japan)	79,000	594,548
Yara International ASA (Norway)	14,300	216,912

		23,933,746

Commercial Banks — 3.9%
Allied Irish Banks PLC (Ireland)	4,181	111,336
Alpha Credit Bank (Greece)	6,594	175,927
AmSouth Bancorporation	23,200	673,728
Australia and New Zealand Banking Group Ltd. (Australia)	31,913	638,859
Banca Intesa S.p.A (Italy)	160,636	1,057,178
Banche Popolari Unite Scpa (Italy)	27,471	739,193
Banco Bilbao Vizcaya Argentaria SA (Spain)	117,790	2,725,894
Banco Comercial Portugues SA (Portugal)	176,183	547,353
Banco Popolare di Verona e Novara Scrl (Italy)	8,766	242,212
Banco Santander Central Hispano SA (Spain)	202,008	3,194,278
Barclays PLC (United Kingdom)	129,515	1,634,427
BB&T Corp.	189,000	8,274,420
BNP Paribas (France)	29,443	3,167,901
Capitalia S.p.A (Italy)	46,260	383,051
Chiba Bank Ltd. (The) (Japan)	51,000	454,629
Comerica, Inc.	105,800	6,022,136
Comerzbank AG (Germany)	42,225	1,430,684
Credit Agricole SA (France)	42,549	1,868,981
Danske Bank A/S (Denmark)	27,800	1,093,353
Dexia (Belgium)	29,448	762,890
DNB NOR ASA (Norway)	103,700	1,269,517
First BanCorp (Puerto Rico)	11,800	130,508
Gunma Bank Ltd. (The) (Japan)	22,000	162,590
HSBC Holdings PLC (United Kingdom)	305,300	5,570,500
Huntington Bancshares, Inc. (b)	56,100	1,342,473
KBC Groep NV (Belgium)	4,629	487,489
KeyCorp	268,200	10,041,408
Lloyds TSB Group PLC (United Kingdom)	53,801	543,460
Mitsubishi UFJ Financial Group, Inc. (Japan)	50	643,386
Mitsui Trust Holdings, Inc. (Japan)	32,000	364,089
Mizuho Financial Group, Inc. (Japan)	307	2,380,631
National Australia Bank Ltd. (Australia)	22,281	609,442
National City Corp. (b)	321,000	11,748,601
Regions Financial Corp. (b)	220,000	8,093,800
Royal Bank of Scotland Group PLC (United Kingdom)	52,087	1,793,480
Sapporo Hokuyo Holdings, Inc. (Japan)	7	76,444
Shinsei Bank Ltd. (Japan)	85,000	518,095
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	17,000	457,005
Societe Generale (France)	15,117	2,405,731
Sumitomo Mitsui Financial Group, Inc. (Japan)	99	1,039,238
SunTrust Banks, Inc.	58,100	4,489,968
Svenska Handelbanken (Class A Stock) (Sweden)	11,200	302,614
Sydbank A/S (Denmark)	1,455	53,574
U.S. Bancorp	639,832	21,255,220
UniCredito Italiano S.p.A (Italy)	308,917	2,563,830

United Overseas Bank Ltd. (Singapore)	31,000	318,149
Wachovia Corp.	210,600	11,751,481
Wells Fargo & Co.	305,200	11,042,136
Zions Bancorporation	29,100	2,322,471

		138,975,760

Commercial Services & Supplies — 0.3%
Capita Group PLC (United Kingdom)	4,300	44,080
Hays PLC (United Kingdom)	18,051	48,838
Herman Miller, Inc.	82,600	2,825,746
John H. Harland Co.	29,700	1,082,565
Michael Page International PLC (United Kingdom)	38,830	279,725
Randstad Holdings NV (Netherlands)	2,745	156,323
R. R. Donnelley & Sons Co.	137,800	4,541,888
Societe Generale Surveilla (Switzerland)	172	173,176
Waste Management, Inc.	54,800	2,010,064

		11,162,405

Communications Equipment — 1.5%
Andrew Corp. (a)	96,100	887,003
Avocent Corp. (a)	62,100	1,870,452
Cisco Systems, Inc. (a)	592,300	13,622,900
Foxconn International Holdings Ltd. (Cayman Islands) (a)	287,000	884,137
Harris Corp.	74,400	3,310,056
Motorola, Inc.	394,300	9,857,500
Nokia Corp. OYJ (Finland)	92,300	1,832,868
Polycom, Inc. (a)	40,900	1,003,277
QUALCOMM, Inc.	599,800	21,802,730
Telent PLC (United Kingdom)	4,705	44,487
Uniden Corp. (Japan)	6,000	63,238

		55,178,648

Computers & Peripherals — 2.4%
Dell, Inc. (a)	244,000	5,572,960
Fujitsu Ltd. (Japan)	12,000	98,946
Hewlett-Packard Co.	742,665	27,248,379
International Business Machines Corp.	440,700	36,110,958
Lexmark International, Inc. (a) (b)	143,800	8,291,508
QLogic Corp. (a)	309,400	5,847,660
Toshiba Corp. (Japan)	125,000	810,582
Western Digital Corp. (a) (b)	146,100	2,644,410
Wincor Nixdorf AG (Germany)	561	81,360

		86,706,763

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	11,578	549,089
COMSYS Holdings Corp. (Japan)	13,000	142,629
Fomento de Construcciones y Contratas SA (Spain)	1,398	111,683
Granite Construction, Inc.	7,400	394,790
Kajima Corp. (Japan)	107,000	489,143
Obayashi Corp. (Japan)	196,000	1,380,503
Shimizu Corp. (Japan)	123,000	702,857
YIT OYJ (Finland)	3,450	79,927

		3,850,621

Construction Materials — 0.1%
CRH PLC (Ireland)	3,297	111,334
Eagle Materials, Inc. (b)	73,700	2,482,216
Fletcher Building Ltd. (New Zealand)	31,908	178,718
Holcim, Ltd. (Switzerland)	5,589	456,792
Italcementi S.p.A (Italy)	13,516	342,266
Lafarge SA (France)	4,154	536,231
Rinker Group Ltd. (Australia)	27,782	287,813

		4,395,370

Consumer Finance — 0.2%
American Express Co.	22,500	1,261,800
AmeriCredit Corp. (a) (b)	105,800	2,643,941
Capital One Financial Corp. (b)	25,500	2,005,830
First Cash Financial Services, Inc. (a)	41,500	854,485
ORIX Corp. (Japan)	4,600	1,271,450
Takefuji Corp. (Japan)	1,250	57,355

		8,094,861

Containers & Packaging — 0.2%
Temple-Inland, Inc.	198,500	7,959,850

Distributors
Li & Fung Ltd. (Bermuda)	224,000	556,647

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock) (a)	13,000	640,120
Bright Horizons Family Solutions, Inc. (a)	10,000	417,300
Corinthian Colleges, Inc. (a)	47,600	514,556
ITT Educational Services, Inc. (a)	16,900	1,120,470
Jackson Hewitt Tax Service, Inc.	13,400	402,134

		3,094,580

Diversified Financial Services — 3.6%
Babcock & Brown Ltd. (Australia)	31,054	466,132
Bank of America Corp.	614,682	32,928,515
Challenger Financial Services Group Ltd. (Australia)	36,777	95,112
Chicago Mercantile Exchange Holdings, Inc.	11,200	5,356,400
CIT Group, Inc.	130,600	6,351,078
Citigroup, Inc.	817,762	40,618,240
Fortis (Belgium)	51,172	2,077,092
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	8,000	58,378
ING Groep NV (Netherlands)	55,378	2,436,011
JPMorgan Chase & Co.	786,794	36,947,846
Moody’s Corp.	41,500	2,713,270
OKO Bank PLC (Finland)	39,800	634,894
Suncorp-Metway Ltd. (Australia)	9,566	156,422

		130,839,390

Diversified Telecommunication Services — 1.8%
AT&T, Inc. (b)	746,912	24,319,456
Belgacom SA (Belgium)	4,546	177,203
BellSouth Corp.	27,800	1,188,450
BT Group PLC (United Kingdom)	214,484	1,076,255
CenturyTel, Inc. (b)	149,300	5,922,731
Citizens Communications Co.	54,700	767,988
Deutsche Telekom AG (Germany)	27,171	431,712
France Telecom SA (France)	3,424	78,587
Hellenic Tellecommunication Organization SA (Greece)	17,540	430,154
Koninklijke (Royal) KPN NV (Netherlands)	77,107	983,625
Nippon Telegraph & Telephone Corp. (Japan)	347	1,703,788
Portugal Telecom, SGPS, SA (Portugal)	14,753	184,270
Singapore Telecommunications Ltd. (Singapore)	386,650	594,003
Swisscom AG (Switzerland)	2,466	820,882
Telecom Corp. of New Zealand, Ltd. (New Zealand)	467,595	1,327,823
Telecom Italia S.p.A (Italy)	456,771	1,100,499
Telefonica SA (Spain)	27,510	476,867
TeliaSonera AB (Sweden)	104,500	670,224
Verizon Communications, Inc.	619,588	23,005,302

		65,259,819

Electric Utilities — 1.2%
Allegheny Energy, Inc. (a)	84,800	3,406,416
American Electric Power Co., Inc.	308,500	11,220,145
CLP Holdings Ltd. (Hong Kong)	54,500	330,191
E.On AG (Germany)	12,378	1,470,869
Edison International	68,400	2,848,176
Endesa SA (Spain)	56,274	2,394,077
Enel S.p.A (Italy)	32,342	295,077
Energias de Portugal SA (Portugal)	86,043	373,147
FirstEnergy Corp.	131,000	7,317,660
FPL Group, Inc. (b)	126,400	5,688,000
Hokkaido Electric Power Co., Inc. (Japan)	28,400	688,813
Hong Kong Electric Holdings Ltd. (Hong Kong)	13,500	63,162
Kansai Electric Power Co., Inc. (The) (Japan)	46,100	1,063,471
Kyushu Electric Power Co., Inc. (Japan)	8,400	198,400
Pinnacle West Capital Corp.	55,400	2,495,770
Tokyo Electric Power Co., Inc. (The) (Japan)	45,700	1,315,386
Union Fenosa, SA (Spain)	7,205	368,011

		41,536,771

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	57,979	762,729
Acuity Brands, Inc.	22,600	1,026,040
Belden CDT, Inc.	38,700	1,479,501
Emerson Electric Co.	179,600	15,061,256
Fujikura Ltd. (Japan)	19,000	207,975
Genlyte Group, Inc. (a)	7,600	541,120
Mitsubishi Electric Corp. (Japan)	168,000	1,415,111
Regal-Beloit Corp.	16,800	730,800
Rockwell Automation, Inc.	33,300	1,934,730
Schneider Electric SA (France)	3,945	439,967
Thomas & Betts Corp. (a)	33,200	1,583,972

		25,183,201

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc. (a)	433,700	14,177,654
Arrow Electronics, Inc. (a)	11,400	312,702
Coherent, Inc. (a)	5,700	197,562
Ibiden Co. Ltd. (Japan)	2,300	121,498
Itron, Inc. (a) (b)	44,300	2,471,940
Kingboard Chemical Holdings Ltd. (Hong Kong)	45,000	162,021
Kyocera Corp. (Japan)	3,400	290,997
TDK Corp. (Japan)	1,200	96,102
Venture Co. Ltd. (Singapore)	17,000	134,865
Vishay Intertechnology, Inc. (a) (b)	233,500	3,278,340
Yaskawa Electric Corp. (Japan)	22,000	216,042

		21,459,723

Energy Equipment & Services — 1.4%
Baker Hughes, Inc.	140,100	9,554,820
Basic Energy Services, Inc. (a)	15,500	378,200
B.J. Services Co.	347,000	10,455,110
Fugro NV-CVA (Netherlands)	5,360	225,857
Nabors Industries Ltd. (Bermunda)(a)(b)	384,500	11,438,875
Parker Drilling Co.(a)	56,200	397,896
Patterson-UTI Energy, Inc.	51,300	1,218,888
Petrojarl ASA (Norway) (a)	5,667	60,867
Schlumberger Ltd. (Netherlands Antilles)	182,400	11,314,272
SeaDrill Ltd. (Bermuda) (a)	5,333	69,945
TGS Nopec Geophysical Co. ASA (Norway) (a)	12,477	197,385
Tidewater, Inc.	61,500	2,717,685
Unit Corp. (a)	70,400	3,236,288

		51,266,088

Food & Staples Retailing — 1.0%
Aeon Co. Ltd. (Japan)	41,200	1,009,727
Casino Guichard-Perrachon SA (France)	12,552	1,011,501
Costco Wholesale Corp. (b)	71,500	3,552,120
Delhaize Group (Belgium)	6,260	525,894
J. Sainsbury PLC (United Kingdom)	94,968	667,687
Koninklijke Ahold NV (Netherlands) (a)	45,011	478,300
Kroger Co. (The)	76,000	1,758,640
Safeway, Inc.	258,400	7,842,440
SUPERVALU, Inc.	158,300	4,693,595
Wal-Mart Stores, Inc.	321,200	15,841,583
Woolworths Ltd. (Australia)	9,721	146,785

		37,528,272

Food Products — 0.7%
Archer-Daniels-Midland Co.	226,300	8,572,245
Chiquita Brands International, Inc.	174,400	2,333,472
Dean Foods Co. (a)	27,600	1,159,752
East Asiatic Co., Ltd. A/S (Denmark)	7,125	334,447
Groupe Danone (France)	8,443	1,185,174
H.J. Heinz Co.	87,000	3,647,910
Katokichi Co., Ltd. (Japan)	8,500	69,439
Kraft Foods, Inc. (b)	16,900	602,654

Nestle SA (Class B Stock) (Switzerland)	3,982	1,388,422
Nichirei Corp. (Japan)	39,000	205,689
Nisshin Seifun Group, Inc. (Japan)	19,000	198,163
Nissin Food Products Co., Ltd. (Japan)	13,900	442,447
Smithfield Foods, Inc. (a)	10,400	281,008
Suedzucker AG (Germany)	2,756	67,833
Toyo Suisan Kaisha Ltd. (Japan)	23,000	331,589
Unilever NV (Netherlands)	64,290	1,581,550
Unilever PLC (United Kingdom)	62,819	1,549,039
Yamazaki Baking Co., Ltd. (Japan)	20,000	193,862

		24,144,695

Gas Utilities
Gas Natural SDG SA (Spain)	6,002	218,812
Gaz de France (France)	1,994	79,395
National Fuel Gas Co.	11,300	410,755
UGI Corp.	9,900	242,055

		951,017

Healthcare Equipment & Supplies — 0.8%
Baxter International, Inc.	131,700	5,987,082
Becton, Dickinson & Co.	226,400	15,999,688
Boston Scientific Corp. (a)	234,300	3,465,297
Cochlear Ltd. (Australia)	4,644	183,442
Medtronic, Inc. (b)	16,800	780,192
Phonak Holding AG (Switzerland)	13,091	828,100
William Demant Holding (Denmark) (a)	3,600	276,436

		27,520,237

Healthcare Providers & Services — 1.9%
Amsurg Corp. (Class A Stock) (a)	10,500	233,730
Caremark Rx, Inc.(a)	234,000	13,260,780
CIGNA Corp.	28,500	3,315,120
Coventry Health Care, Inc. (a)	106,200	5,471,424
Express Scripts, Inc. (Class A Stock) (a)	149,100	11,255,559
Laboratory Corp. of America Holdings (a) (b)	2,700	177,039
Lincare Holdings, Inc. (a)	82,600	2,861,264
Medco Health Solutions, Inc. (a)	32,600	1,959,586
Quest Diagnostics, Inc.	78,400	4,794,944
Sierra Health Services, Inc. (a)	8,200	310,288
Suzuken Co., Ltd. (Japan)	14,100	528,787
UnitedHealth Group, Inc.	215,000	10,578,000
WellPoint, Inc. (a)	185,100	14,261,955

		69,008,476

Healthcare Technology — 0.2%
Emdeon Corp. (a)	463,100	5,422,901
IMS Health, Inc. (b)	28,800	767,232

		6,190,133

Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc. (Australia)	151,100	6,057,599

Darden Restaurants, Inc.	147,500	6,264,325
Dover Downs Gaming & Entertainment, Inc.	13,300	161,595
Enterprise Inns PLC (United Kingdom)	27,948	552,063
First Choice Holidays PLC (United Kingdom)	78,949	294,900
Kuoni Reisen Holding AG (Switzerland)	359	184,603
McDonald’s Corp.	384,500	15,041,640
Sonic Corp. (a)	40,900	924,749
Sportingbet PLC (United Kingdom)	52,132	179,845
Yum! Brands, Inc.	185,100	9,634,455

		39,295,774

Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	17,141	342,120
Bellway PLC (United Kingdom)	3,967	95,667
Bovis Homes Group PLC (United Kingdom)	10,253	177,862
George Wimpey PLC (United Kingdom)	98,078	951,233
Leggett & Platt, Inc.	16,800	420,504
Makita Corp. (Japan)	39,500	1,160,339
Matsushita Electric Industrial Co., Ltd. (Japan)	22,000	465,608
Sekisui House Ltd. (Japan)	17,000	257,177
Sony Corp. (Japan)	3,900	157,816
Taylor Woodrow PLC (United Kingdom)	93,426	620,548

		4,648,874

Household Products — 1.3%
Kimberly-Clark Corp.	233,200	15,241,952
Procter & Gamble Co.	464,405	28,783,822
Reckitt Benckiser PLC (United Kingdom)	36,636	1,518,697

		45,544,471

Independent Power Producers & Energy Traders — 0.3%
International Power PLC (United Kingdom)	167,025	978,839
TXU Corp.	184,700	11,547,444

		12,526,283

Industrial Conglomerates — 2.0%
3M Co.	65,800	4,896,836
Carlisle Cos., Inc.	6,500	546,650
Cookson Group PLC (United Kingdom)	19,042	202,332
CSR Ltd. (Australia)	23,907	53,097
General Electric Co.	1,498,200	52,886,461
Orkla ASA (Class A Stock) (Norway)	20,650	982,414
Siemens AG (Germany)	2,011	175,469
Teleflex, Inc.	11,200	623,168
Textron, Inc.	12,300	1,076,250
Tomkins PLC (United Kingdom)	43,587	193,211
Tyco International Ltd. (Bermuda)	339,900	9,513,801

		71,149,689

Insurance — 2.9%
ACE Ltd. (Cayman Islands)	67,600	3,699,748
Aegon NV (Netherlands)	64,325	1,206,384

Allianz AG (Germany)	10,395	1,799,000
Allstate Corp. (The) (b)	288,000	18,066,240
American International Group, Inc.	289,235	19,164,711
Aviva PLC (United Kingdom)	133,120	1,951,599
AXA SA (France)	36,544	1,347,560
Chubb Corp. (The)	182,200	9,467,112
CNP Assurances (France)	2,207	214,093
Genworth Financial, Inc. (Class A Stock)	22,000	770,220
Hartford Financial Services Group, Inc.	71,200	6,176,600
LandAmerica Financial Group, Inc.	25,800	1,697,382
MBIA, Inc.	10,600	651,264
MetLife, Inc. (b)	54,200	3,072,056
Muenchener Rueckversicherungs - Gesellschaft AG (Germany)	12,487	1,975,315
QBE Insurance Group Ltd. (Australia)	3,606	65,845
Royal & Sun Alliance Insurance Group (United Kingdom)	456,213	1,272,739
SAFECO Corp.	148,200	8,733,426
Sampo OYJ (Class A Stock) (Finland)	24,900	519,085
SCOR (France)	47,087	114,641
St. Paul Travelers Cos., Inc. (The)	429,400	20,134,567
Swiss Reinsurance (Switzerland)	10,906	834,663
Topdanmark A/S (Denmark) (a)	2,600	359,057
Zurich Financial Services AG (Switzerland)	6,136	1,507,686

		104,800,993

Internet & Catalog Retail — 0.1%
GUS PLC (United Kingdom)	20,266	366,548
IAC/Interactive Corp. (a) (b)	94,700	2,723,572

		3,090,120

Internet Software & Services — 0.3%
Ariba, Inc. (a)	123,200	922,768
Google, Inc. (Class A Stock) (a)	700	281,330
J2 Global Communications, Inc. (a) (b)	21,800	592,306
RealNetworks, Inc. (a) (b)	151,100	1,603,171
SonicWALL, Inc. (a)	115,500	1,261,260
Valueclick, Inc. (a)	45,200	838,008
VeriSign, Inc. (a)	188,100	3,799,620
Websense, Inc. (a)	106,000	2,290,660

		11,589,123

IT Services — 0.5%
Computer Sciences Corp. (a)	43,400	2,131,808
Fiserv, Inc. (a)	295,600	13,919,804
NTT Data Corp. (Japan)	191	881,228
Sabre Holdings Corp. (Class A Stock)	50,500	1,181,195

		18,114,035

Leisure Equipment & Products — 0.1%
FUJIFILM Holdings Corp. (Japan)	3,900	142,298
Nikon Corp. (Japan)	56,000	1,156,741
Pool Corp. (b)	67,400	2,594,900
Sankyo Co., Ltd. (Japan)	16,500	881,397

Yamaha Corp. (Japan)	24,200	509,096

		5,284,432

Life Sciences, Tools & Services — 0.3%
PerkinElmer, Inc.	62,800	1,188,804
Thermo Electron Corp. (a)	133,000	5,230,890
Waters Corp. (a)	105,400	4,772,512

		11,192,206

Machinery — 1.4%
Amada Co., Ltd. (Japan)	51,000	512,051
Caterpillar, Inc.	143,500	9,442,300
Cummins, Inc. (b)	39,000	4,649,970
Eaton Corp.	63,400	4,365,090
Fanuc Ltd. (Japan)	2,700	210,743
Freightcar America, Inc.	7,700	408,100
Ingersoll-Rand Co. (Class A Stock) (Bermuda)(b)	389,000	14,774,220
Komatsu Ltd. (Japan)	83,000	1,433,397
Komori Corp. (Japan)	12,000	244,317
Kubota Corp. (Japan)	87,000	714,413
MAN AG (Germany)	5,740	484,975
Metso Oyj (Finland)	11,400	419,508
Middleby Corp. (a)	3,000	231,180
Mueller Industries, Inc.	37,200	1,308,324
NSK Ltd. (Japan)	47,000	396,690
Oshkosh Truck Corp. (Class B Stock)	26,600	1,342,502
PACCAR, Inc. (b)	156,450	8,920,779
Sandvik AB (Sweden)	2,500	28,657
Scania AB (Class B Stock) (Sweden)	3,000	178,899
SembCorp Marine Ltd. (Singapore)	208,000	437,412
Vallourec SA (France)	3,096	721,972
Volvo AB (Class B Stock) (Sweden)	13,300	792,212

		52,017,711

Marine
Nippon Yusen Kabushiki Kaish (Japan)	25,000	152,169

Media — 1.6%
APN News & Media Ltd. (Australia)	39,781	150,616
Arnoldo Mondadori Editore S.p.A. (Italy)	11,152	103,302
CBS Corp. (Class B Stock) (b)	384,419	10,829,083
Comcast Corp. (Class “A” Stock) (a) (b)	674,282	24,847,292
DIRECTV Group, Inc. (The) (a) (b)	497,100	9,782,928
Emap PLC (Class B Stock) (United Kingdom) (a)	3,138	6,463
Emap PLC (United Kingdom)	2,615	36,819
Eniro AB (Sweden)	5,100	62,635
Gannett Co., Inc.	27,600	1,568,508
ITV PLC (United Kingdom)	257,532	466,517
McGraw-Hill Cos., Inc. (The)	30,700	1,781,521
Omnicom Group, Inc.	18,500	1,731,600
Reed Elsevier PLC (United Kingdom)	15,443	171,319
Time Warner, Inc.	250,750	4,571,173
Tokyo Broadcasting System, Inc. (Japan)	6,500	151,598
Vivendi Universal SA (France)	55,894	2,015,022

		58,276,396

Metals & Mining — 1.2%
Acerinox SA (Spain)	27,766	535,526
Alcoa, Inc. (b)	180,600	5,064,024
Anglo American PLC (United Kingdom)	48,896	2,044,314
BHP Billiton Ltd. (Australia)	15,471	295,528
BHP Billiton PLC (United Kingdom)	53,721	927,386
BlueScope Steel Ltd. (Australia)	47,565	229,718
Boehler-Uddeholm AG (Austria)	1,057	59,457
Boliden AB (Sweden)	3,751	71,149
Chaparral Steel Co. (a)	28,600	974,116
Commercial Metals Co.	15,300	311,049
JFE Holdings, Inc. (Japan)	5,400	211,657
Mitsubishi Materials Corp. (Japan)	18,000	74,210
Mittal Steel Co. NV (Netherlands)	14,037	490,203
Newmont Mining Corp.	223,500	9,554,625
Nippon Light Metal Co., Ltd. (Japan)	61,000	153,371
Nippon Steel Corp. (Japan)	13,000	53,486
OneSteel Ltd. (Australia)	86,571	270,990
Outokumpu OYJ (Finland)	31,800	811,724
Phelps Dodge Corp.	94,000	7,961,800
Quanex Corp.	55,250	1,676,838
Rio Tinto Ltd. (Australia)	10,942	571,671
Rio Tinto PLC (United Kingdom)	39,715	1,879,080
Salzgitter AG (Germany)	2,222	209,067
Sumitomo Metal Industries Ltd. (Japan)	176,000	674,946
Thyssenkrupp AG (Germany)	27,577	929,829
United States Steel Corp. (b)	91,900	5,300,792
Voestalpine AG (Austria)	3,328	137,448
Wheeling-Pittsburgh Corp. (a)	20,400	349,044
Xstrata PLC (United Kingdom)	15,625	645,666

		42,468,714

Multiline Retail — 1.2%
Family Dollar Stores, Inc.	14,900	435,676
Federated Department Stores, Inc.	26,800	1,158,028
J.C. Penney Co., Inc.	199,300	13,630,127
Kohl’s Corp. (a)	215,000	13,957,799
Marks & Spencer Group PLC (United Kingdom)	113,014	1,359,537
Nordstrom, Inc.	11,000	465,300
Pinault Printemps Redoute SA (France)	471	69,819
Sears Holding Corp. (a) (b)	65,100	10,291,659
Warehouse Group Ltd. (New Zealand)	28,199	118,366

		41,486,311

Multi-Utilities — 0.5%
CMS Energy Corp. (a) (b)	59,300	856,292
Dominion Resources, Inc.	74,800	5,721,452
Duke Energy Corp.	32,800	990,560
National Grid PLC (United Kingdom)	150,205	1,877,246
Public Service Enterprise Group, Inc.	31,300	1,915,247
Sempra Energy	97,273	4,887,968
Suez SA (France)	1,713	75,331

		16,324,096

Office Electronics — 0.4%
Canon, Inc. (Japan)	32,850	1,713,067
OCE NV (Netherlands)	16,244	260,774
Ricoh Co. Ltd. (Japan)	50,000	994,709
Xerox Corp.(a)	847,200	13,182,432

		16,150,982

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	100,400	4,400,532
Apache Corp.	73,700	4,657,840
BG Group PLC (United Kingdom)	2,761	33,550
BP PLC (United Kingdom)	525,868	5,730,405
Caltex Australia Ltd. (Australia)	19,000	338,441
Chesapeake Energy Corp.	438,500	12,707,730
Chevron Corp.	567,956	36,837,626
ConocoPhillips (Class B Stock) (b)	157,834	9,395,858
ENI S.p.A (Italy)	95,750	2,837,496
Exxon Mobil Corp.	930,916	62,464,464
Hess Corp. (b)	126,000	5,218,920
Marathon Oil Corp.	128,000	9,843,200
Motor Oil (Hellas) SA (Greece)	1,502	38,092
Neste Oil OYJ (Finland)	3,200	93,004
Nippon Oil Corp. (Japan)	40,000	294,603
Norsk Hydro ASA (Norway)	25,820	576,604
OMI Corp.	6,100	132,431
Repsol YPF SA (Spain)	30,796	916,527
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	90,079	3,057,785
Royal Dutch Shell PLC (United Kingdom)	55,023	1,815,247
Santos Ltd. (Australia)	116,028	967,664
Singapore Petroleum Co., Ltd. (Singapore)	192,000	568,173
Sunoco, Inc.	42,100	2,618,199
Total SA (France)	30,479	2,000,087
Valero Energy Corp.	218,700	11,256,489

		178,800,967

Paper & Forest Products
Svenska Cellulosa AB (Sca) (Class B Stock) (Sweden)	12,400	568,547

Personal Products — 0.1%
Chattem, Inc.(a)	37,600	1,320,512
Oriflame Cosmetics SA (Sweden)	3,650	121,033
USANA Health Sciences, Inc.(a)(b)	12,900	575,211

		2,016,756

Pharmaceuticals — 4.1%
Abbott Laboratories	41,000	1,990,960
Altana AG (Germany)	4,760	263,348
AstraZeneca PLC (United Kingdom)	52,051	3,253,127
Daiichi Sankyo Co. Ltd. (Japan)	5,900	167,323
Eisai Co. Ltd. (Japan)	2,300	111,179
Eli Lilly & Co.	279,400	15,925,800

Forest Laboratories, Inc.(a)	56,400	2,854,404
GlaxoSmithKline PLC (United Kingdom)	136,998	3,647,534
Johnson & Johnson	454,798	29,534,583
King Pharmaceuticals, Inc. (a)	388,700	6,619,561
Kyowa Hakko Kogyo Co. Ltd. (Japan)	18,000	126,781
Mayne Pharma Ltd. (Australia)	227,215	726,484
Merck & Co., Inc. (b)	570,400	23,899,760
Novartis AG (Switzerland)	17,666	1,031,323
Pfizer, Inc.	956,665	27,131,019
Roche Holding AG-Genusshein (Switzerland)	10,161	1,756,814
Sanofi-Aventis (France)	25,950	2,310,001
Santen Pharmaceutical Co. Ltd. (Japan)	7,600	193,016
Takeda Pharmaceutical Co. Ltd. (Japan)	9,900	617,676
Tanabe Seiyaku Co. Ltd. (Japan)	24,000	300,698
Wyeth	476,600	24,230,344

		146,691,735

Real Estate Investment Trusts — 0.2%
American Home Mortgage Investment Corp. (b)	113,900	3,971,693
Ashford Hospitality Trust, Inc.	33,900	404,427
Corio NV (Netherlands)	962	70,081
FelCor Lodging Trust, Inc.	33,400	669,670
Hospitality Properties Trust	7,700	363,440
iStar Financial, Inc.	6,500	271,050
KKR Financial Corp.	30,800	755,832
Mirvac Group (Australia)	129,263	456,651
Newcastle Investment Corp.	21,700	594,797
Parkway Properties, Inc.	5,100	237,099

		7,794,740

Real Estate Management & Development — 0.2%
British Land Co. PLC (United Kingdom)	9,655	246,577
Immofinanz Immobilien Anlagen AG (Austria)(a)	20,519	247,182
Jones Lang Lasalle, Inc.(b)	37,100	3,171,309
Land Securities Group PLC (United Kingdom)	2,350	86,592
Leopalace21 Corp. (Japan)	32,700	1,193,118
Sumitomo Realty & Development Co., Ltd. (Japan)	11,000	323,132
Swire Pacific Ltd. (Hong Kong)	29,000	303,004
Tokyo Tatemono Co., Ltd. (Japan)	37,000	415,966
Wharf Holdings Ltd. (Hong Kong)	28,000	95,961

		6,082,841

Road & Rail — 0.3%
Burlington Northern Santa Fe Corp.	93,300	6,851,951
East Japan Railway Co. (Japan)	8	55,941
Nippon Express Co., Ltd. (Japan)	51,000	273,295
Ryder System, Inc.	19,500	1,007,760
Seino Holdings Co. Ltd. (Japan)	12,000	141,105
Swift Transportation Co., Inc. (a)	53,200	1,261,904
Toll Holdings Ltd. (Australia)	50,665	581,137

		10,173,093

Semiconductors & Semiconductor Equipment — 1.8%
Advantest Corp. (Japan)	17,500	868,148
Analog Devices, Inc.	149,400	4,390,866
Applied Materials, Inc. (b)	783,800	13,896,774
ASM Pacific Technology Ltd. (Hong Kong)	6,500	34,124
ATMI, Inc. (a)	64,300	1,869,201
Elpida Memory, Inc. (Japan) (a)	8,600	390,231
Intel Corp. (b)	437,200	8,993,204
MEMC Electronic Materials, Inc. (a)	49,800	1,824,174
Sumco Corp. (Japan)	14,700	1,088,889
Texas Instruments, Inc.	710,100	23,610,825
Tokyo Electron Ltd. (Japan)	16,300	1,204,648
Xilinx, Inc. (b)	220,600	4,842,170

		63,013,254

Software — 1.7%
BMC Software, Inc. (a) (b)	71,100	1,935,342
Cadence Design Systems, Inc. (a)	290,000	4,918,400
Informatica Corp. (a)	67,500	917,325
Intuit, Inc. (a)	195,400	6,270,386
Microsoft Corp.	1,221,700	33,389,061
MicroStrategy, Inc. (Class A Stock) (a) (b)	87,100	8,869,393
SAP AG (Germany)	2,245	445,521
Synopsys, Inc. (a)	197,700	3,898,644

		60,644,072

Specialty Retail — 1.4%
Aoyama Trading Co., Ltd. (Japan)	2,200	70,214
Autobacs Seven Co., Ltd. (Japan)	1,900	71,416
Best Buy Co., Inc.	224,200	12,008,152
Gymboree Corp. (a)	35,200	1,484,736
Home Depot, Inc.	282,050	10,229,954
Lowe’s Cos., Inc.	668,800	18,766,527
Nobia AB (Sweden)	3,693	123,467
Office Depot, Inc. (a)	116,600	4,629,020
Rent-A-Center, Inc. (a)	18,400	538,936
Sherwin-Williams Co. (The)	11,500	641,470
USS Co., Ltd. (Japan)	3,190	204,970

		48,768,862

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc. (a)	394,500	13,570,801
Fossil, Inc. (a) (b)	30,700	661,278
Gunze Ltd. (Japan)	49,000	277,096
Jones Apparel Group, Inc.	140,200	4,548,088
Liz Claiborne, Inc.	103,200	4,077,432
Puma AG Rudolf Dassler Sport (Germany)(a)	1,547	527,201
Swatch Group AG (Switzerland)	4,940	191,603

		23,853,499

Thrifts & Mortgage Finance — 0.7%
Countrywide Financial Corp.	193,800	6,790,752

FirstFed Financial Corp. (a) (b)	10,300	584,216
Freddie Mac	2,900	192,357
MGIC Investment Corp. (b)	175,800	10,542,726
PMI Group, Inc. (The)	71,800	3,145,558
Radian Group, Inc. (b)	56,900	3,414,000
Washington Mutual, Inc.	41,300	1,795,311

		26,464,920

Tobacco — 0.9%
Altria Group, Inc.	267,000	20,438,850
British American Tobacco PLC (United Kingdom)	32,134	868,795
Imperial Tobacco Group PLC (United Kingdom)	28,488	949,440
Reynolds American, Inc. (b)	180,000	11,154,600
Swedish Match AB (Sweden)	39,000	634,642

		34,046,327

Trading Companies & Distributors — 0.1%
H&E Equipment Services, Inc. (a)	25,700	626,823
Itochu Corp. (Japan)	115,000	890,794
Marubeni Corp. (Japan)	166,000	826,311
Mitsubishi Corp. (Japan)	26,000	488,635
Mitsui & Co., Ltd. (Japan)	60,000	762,921
Sumitomo Corp. (Japan)	94,000	1,172,164

		4,767,648

Transportation Infrastructure
Hopewell Holdings (Hong Kong)	57,000	162,425
Kamigumi Co., Ltd. (Japan)	18,000	140,343
Macquarie Airports Management Ltd. (Australia)	532,922	1,219,365

		1,522,133

Water Utilities
Sociedad General de Aguas de Barcelona SA (Spain)	7,812	253,694

Wireless Telecommunication Services — 0.3%
Alltel Corp.	134,200	7,448,100
KDDI Corp. (Japan)	15	93,460
Mobistar SA (Belgium)	1,430	118,410
NTT DoCoMo, Inc. (Japan)	150	231,111
Vodafone Group PLC (United Kingdom)	1,336,762	3,059,768

		10,950,849

TOTAL COMMON STOCK (cost $2,038,358,828)		2,329,929,771

PREFERRED STOCKS
Automobiles
Porsche AG (Germany)	588	608,572

TOTAL PREFERRED STOCKS (cost $566,243)		608,572

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value
LONG-TERM BONDS — 25.4%
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc., (h)
Notes, 144A
4.75%	08/15/10	Baa2	$2,150	2,094,235
5.20%	08/15/15	Baa2	1,060	1,014,204
Boeing Capital Corp., (b)
Sr. Notes
6.10%	03/01/11	A2	925	958,130
Goodrich Corp., (h)
Notes, 144A
6.80%	07/01/36	Baa3	1,018	1,075,913
Lockheed Martin Corp., (h)
Notes, 144A
6.15%	09/01/36	Baa1	120	125,748
Northrop Grumman Corp.,
Gtd. Notes
7.125%	02/15/11	Baa2	3,500	3,747,653
Raytheon Co.,
Notes
4.50%	11/15/07	Baa2	177	175,420
Sr. Notes
5.50%	11/15/12	Baa2	595	600,156
6.55%	03/15/10	Baa2	870	904,747
Sr. Unsec. Notes
8.30%	03/01/10	Baa2	530	579,058

				11,275,264

Airlines
Continental Airlines, Inc.,
Pass-thru Certs.
6.648%	09/15/17	Baa3	400	407,474
Southwest Airlines Co.,
Notes
6.50%	03/01/12	Baa1	1,005	1,054,374

				1,461,848

Asset Backed Securities — 1.0%
American Express Credit Account Master Trust, (g) (h)
Ser. 2004-4, Class C, 144A
5.80%	03/15/12	Baa2	1,170	1,177,130
Ser. 2004-C, Class C, 144A
5.83%	02/15/12	Baa2	735	736,427
Amortizing Residential Collateral Trust, (g)
2002-BC7 M2
6.68%	10/25/32	AA+(f)	219	218,871
2002-BC9 M1
6.43%	12/25/32	Aa2	2,498	2,500,372
Bank of America Credit Card Trust, (g)
Series 2006-C5, Class C5
5.73%	01/15/16	Baa2	3,209	3,210,916

Bank One Issuance Trust,
Ser. 2003-C1, Class C1
4.54%	09/15/10	Baa2	1,820	1,800,398
Centex Home Equity, (g)
Ser. 2005-A, Class M2
5.83%	01/25/35	Aa2	1,790	1,799,908
Chase Issuance Trust,
Ser. 2005-A4, Class A4
4.23%	01/15/13	Aaa	3,200	3,121,650
Citibank Credit Card Insurance Trust,
Ser. 2006-C1, Class-C1
5.73%	02/20/15	Baa2	1,350	1,354,421
Credit-Based Asset Servicing and Securitization,
Ser. 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,400	1,390,958
Equity One ABS, Inc.,
Ser. 2004-3, Class M1
5.70%	07/25/34	Aa2	1,280	1,273,828
First Franklin Mortgage Loan Trust, (g)
Ser. 2005-FFH1, Class M2
5.85%	06/25/36	Aa2	1,450	1,462,640
Home Equity Asset Trust, (g)
Ser. 2005-7, Class 2A4
5.71%	01/25/36	Aaa	1,100	1,105,115
Household Home Equity Loan Trust, (g)
Ser. 2005-2, Class M2
5.82%	01/20/35	Aa1	817	819,800
Household Mortgage Loan Trust, (g)
Ser. 2004-HC1, Class M
5.83%	02/20/34	Aa2	157	156,721
MBNA Master Credit Card Trust,
Ser. 1999-J, Class A
7.00%	02/15/12	Aaa	1,830	1,931,555
Morgan Stanley ABS Capital I, (g)
Ser. 2004-NC3, Class M2
6.43%	03/25/34	A2	1,460	1,470,697
Morgan Stanley Dean Witter Capital I, (g)
Ser. 2002-HE1, Class M1
5.93%	07/25/32	Aa2	1,750	1,767,523
Ser. 2002-NC2, Class M2
7.655%	04/25/32	A(f)	868	889,874
Ser. 2002-NC4, Class M1
6.18%	09/25/32	Aaa	1,432	1,463,683
Prestige Auto Receivables Trust, (h)
Ser. 2004-1, Class A2, 144A
3.69%	06/15/11	Aaa	588	582,261
Saxon Asset Securities Trust, (g)
Ser. 2005-2, Class M2
5.77%	10/25/35	Aa2	1,170	1,177,501
Securitized Asset Backed Receivables LLC, (g)
Ser. 2004-OP1, Class M1
5.84%	02/25/34	Aa2	1,400	1,403,422
Ser. 2006-FR3, Class A3
5.576%	05/25/36	Aaa	1,100	1,101,562
SVO VOI Mortgage Corp.,
Ser. 2005-AA, Class A
5.25%	02/20/21	Aaa	798	795,525

WFS Financial Owner Trust,
Ser. 2004-4, Class D
3.58%	05/17/12	A3	658	647,135

				35,359,893

Automotive — 0.1%
Auburn Hills Trust,
Debs.
12.375%	05/01/20	Baa1	510	755,827
DaimlerChrysler NA Holding Corp.,
Gtd. Notes
8.50%	01/18/31	Baa1	279	331,566
Equus Cayman Finance Ltd., (h)
Notes, 144A (Cayman Islands)
5.50%	09/12/08	Baa3	315	313,738
Hyundai Motor Manufacturing LLC, (h)
Gtd. Notes, 144A
5.30%	12/19/08	Baa3	500	495,666
Johnson Controls, Inc.,
Sr. Notes
5.50%	01/15/16	Baa1	310	302,934

				2,199,731

Banking — 0.6%
Banco Bradesco (Cayman Islands),
Notes,
8.75%	10/24/13	A2	550	622,875
Bank of America Corp.,
Sub. Notes
5.75%	08/15/16	Aa3	1,775	1,805,557
Bank One Corp.,
Sub. Notes
7.875%	08/01/10	A1	2,250	2,453,103
Barclays Bank PLC, (g) (h)
Notes, 144A
5.926%	12/15/49	Aa3	1,900	1,899,601
Citigroup, Inc.,
Sub. Notes
5.625%	08/27/12	Aa2	2,800	2,850,951
5.00%	09/15/14	Aa2	454	442,321
6.125%	08/25/36	Aa2	570	586,243
First Union National Bank,
Sub. Notes
7.80%	08/18/10	Aa3	2,100	2,282,259
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	250	241,816
HSBC Finance Corp.,
Notes
5.00%	06/30/15	Aa3	310	299,645
Sr. Notes (b)
5.70%	06/01/11	Aa3	440	447,856
Icici Bank Ltd., (h)
Notes, 144A
5.75%	11/16/10	Baa2	1,070	1,067,252

JPMorgan Chase & Co.,
Sr. Notes
5.25%	05/30/07	Aa3	210	209,904
Sub. Notes
4.60%	01/17/11	Aa3	720	703,999
6.50%	01/15/09	A1	1,100	1,126,693
Capital XVIII, Series R
6.95%	08/17/36	A2	690	732,904
Mizuho Finance Ltd. (Cayman Islands), (h)
Bank Gtd. Notes, 144A
5.79%	04/15/14	A2	815	823,806
MUFG Capital Finance 1 Ltd.,
Gtd. Notes
6.346%	07/29/49	Baa2	800	803,980
Santander Central Hispano Issuances,
Bank Gtd. Notes
7.625%	09/14/10	A1	695	754,049
Washington Mutual Bank,
Sub. Notes
5.65%	08/15/14	A3	290	290,570
Wells Fargo Bank,
Sub. Notes
4.75%	02/09/15	Aa1	585	560,505
6.45%	02/01/11	Aa1	65	68,261

				21,074,150

Brokerage — 0.3%
Bear Stearns Co., Inc. (The),
Unsec. Notes
5.30%	10/30/15	A1	515	506,945
Goldman Sachs Group Inc. (The),
Sr. Notes
5.35%	01/15/16	Aa3	2,170	2,129,944
Sub. Notes
6.45%	05/01/36	A1	1,615	1,648,093
Lehman Brothers Holdings, Inc.,
Notes
6.625%	01/18/12	A1	1,670	1,771,035
Merrill Lynch & Co., Inc.,
Notes
4.79%	08/04/10	Aa3	295	290,493
5.45%	07/15/14	Aa3	160	160,232
Notes, Ser. MTN.
4.25%	02/08/10	Aa3	1,170	1,136,463
5.00%	01/15/15	Aa3	460	446,016
5.77%	07/25/11	Aa3	520	530,422
Morgan Stanley,
Notes
5.30%	03/01/13	Aa3	845	843,700
5.375%	10/15/15	Aa3	395	390,027
Sub. Notes
4.75%	04/01/14	A1	1,170	1,112,647

				10,966,017

Building Materials & Construction — 0.1%
American Standard, Inc.,
Gtd. Notes
7.625%	02/15/10	Baa3	770	812,492
CRH America, Inc.,
Gtd. Notes
6.00%	09/30/16	Baa1	380	380,533
Hanson PLC,
Notes
6.125%	08/15/16	Baa1	340	342,270
Sr. Unsub. Notes
7.875%	09/27/10	Baa1	1,000	1,076,838
Lafarge SA,
Notes
6.15%	07/15/11	Baa2	910	929,537
The Ryland Group, Inc.,
Sr. Notes
5.375%	06/01/08	Baa3	440	436,575

				3,978,245

Cable — 0.2%
AT&T Broadband LLC
9.455%	11/15/22	Baa2	255	329,961
Comcast Corp.,
Gtd. Notes
6.45%	03/15/37	Baa2	645	645,312
Sr. Unsec. Notes
6.50%	11/15/35	Baa2	450	453,134
Cox Communications, Inc.,
Notes, Class A
6.75%	03/15/11	Baa3	950	989,416
7.875%	08/15/09	Baa3	1,275	1,351,953
CSC Holdings, Inc.,
Sr. Notes
7.875%	12/15/07	B2	1,970	1,999,549

				5,769,325

Capital Goods— 0.3%
Caterpillar Financial Services Corp., MTN
5.50%	03/15/16	A2	825	831,262
Caterpillar, Inc.,
Debs.
7.25%	09/15/09	A2	700	741,130
Cameron International Corp.,
Sr. Notes
2.65%	04/15/07	Baa1	330	325,035
ERAC USA Finance Co., (h)
Gtd. Notes, 144A
7.35%	06/15/08	Baa1	1,950	2,011,248
Fedex Corp., Gtd.
Notes
7.25%	02/15/11	Baa2	400	429,195

Notes
2.65%	04/01/07	Baa2	1,600	1,578,390
Honeywell International, Inc.,
Sr. Unsec. Notes
5.70%	03/15/36	A2	470	471,990
Sr. Unsub. Notes
6.125%	11/01/11	A2	1,095	1,139,214
Tyco International Group SA (Bermuda),
Gtd. Notes
6.00%	11/15/13	Baa3	1,265	1,309,059
United Technologies Corp.,
Debs.
8.875%	11/15/19	A2	460	598,959
Notes
6.35%	03/01/11	A2	825	861,901
Waste Management, Inc.,
Gtd. Notes
7.75%	05/15/32	Baa3	220	263,787

				10,561,170

Chemicals — 0.2%
Dow Chemical Co. (The),
Debs.
5.97%	01/15/09	A3	390	395,888
Sr. Notes
6.125%	02/11/11	A3	685	706,260
Huntsman International LLC,
Gtd. Notes
9.875%	03/01/09	B2	1,083	1,129,028
ICI Wilmington, Inc.,
Gtd. Notes
5.625%	12/01/13	Baa3	720	709,603
IMC Global, Inc.,
Gtd. Notes, Ser. B
11.25%	06/01/11	Ba3	1,750	1,848,438
Lubrizol Corp.,
Sr. Notes
4.625%	10/01/09	Baa3	860	843,653
Lyondell Chemical Co.,
Gtd. Notes
9.50%	12/15/08	Ba3	1,272	1,308,570
Monsanto Co.,
Sr. Unsec. Notes, Ser. 1
5.50%	07/30/35	Baa1	500	471,083
Union Carbide Corp.,
Debs.
7.50%	06/01/25	Ba2	460	491,870

				7,904,393

Collateralized Mortgage Obligations — 0.3%
Banc of America Mortgage Securities, (g)
Ser. 2005-A, Class 2A1
4.459%	02/25/35	Aaa	1,231	1,207,420
Ser. 2005-B, Class 2A1
4.3899%	03/25/35	Aaa	1,226	1,200,855

Bank of America Alternative Loan Trust,
Ser. 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	4,629	4,638,504
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	1,914	1,872,942
Master Alternative Loan Trust,
Ser. 2004-4, Class 4A1
5.00%	04/25/19	Aaa	617	602,329
Structured Adjustable Rate Mortgage Loan, (g)
Ser. 2004-1, Class 4A3
4.17%	02/25/34	Aaa	1,232	1,215,002
Washington Mutual Mortgage,
Pass-Through Certificates, Ser. 2005-1, Class 3A
5.00%	03/25/20	AAA(f)	687	680,737
Washington Mutual, Inc., (g)
Ser. 2002-AR15, Class A5
4.38%	12/25/32	Aaa	625	617,083

				12,034,872

Commercial Mortgage Backed Securities — 3.0%
Banc of America Commercial Mortgage, Inc.,(g)
Ser. 2003-2, Class A3
4.873%	03/11/41	AAA(f)	2,500	2,459,334
Ser. 2004-2, Class A4
4.153%	11/10/38	Aaa	2,800	2,682,075
Ser. 2005-1 , Class ASB
5.018%	11/10/42	AAA(f)	900	893,919
Ser. 2006-2, Class A4 (g)
5.93%	05/10/45	AAA(f)	2,300	2,381,377
Bear Stearns Commercial Mortgage Securities, (g)
Ser. 2004-T16, Class A-6
4.75%	02/13/46	AAA(f)	4,500	4,336,879
Ser. 2005-T18, Class AAB
4.823%	02/13/42	Aaa	1,775	1,731,162
Ser. 2005-T20, Class AAB
5.287%	10/12/42	Aaa	2,400	2,392,196
Citigroup Commercial Mortgage Trust,
Ser. 2006-C4 Class A3
5.911%	03/15/49	Aaa	1,775	1,830,388
Commercial Mortgage Pass-Through Certificate, (h)
Ser. 2004-LB2A, Class X2, 144A
0.98%	03/10/39	AAA(f)	12,788	375,880
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4
4.835%	07/15/36	Aaa	880	863,471
Ser. 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,400	1,342,367
CS Mortgage Capital Certificates Corp.,
Ser. 2006-C1, Class A4
5.609%	02/15/39	AAA(f)	2,700	2,741,590
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B
7.62%	06/10/33	AAA(f)	2,710	2,914,278
General Electric Capital Commercial Mortgage Corp., (g)
Ser. 2004-C2, Class X2
0.609%	03/10/40	Aaa	24,329	490,758

Greenwich Capital Commercial Funding Corp.,
Ser. 2003-C1, Class A4
4.111%	07/05/35	Aaa	7,700	7,222,376
Ser. 2003-C2, Class A3
4.533%	01/05/36	Aaa	2,750	2,679,850
GS Mortgage Securities Corp. II,
Ser. 2006-GG6, Class AAB
5.587%	04/10/38	AAA(f)	6,650	6,743,892
JPMorgan Chase Commercial Mortgage Securites Corp.,
Ser. 2004-C2, Class A3 (g)
5.381%	05/15/41	Aaa	5,100	5,083,308
Ser. 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa	6,350	6,155,449
Ser. 2005-LDP4, Class A4
4.918%	10/15/42	Aaa	2,500	2,423,960
Ser. 2006-CB16, Class ASB (g)
5.523%	05/12/45	Aaa	3,900	3,946,087
Ser. 2006-LDP6, Class X2 (g)
0.09%	04/15/43	Aaa	149,768	907,966
Ser. 2006-LDP8, Class ASB (g)
5.37%	05/15/45	Aaa	3,700	3,708,658
JPMorgan Commercial Mortgage Finance Corp.,
Ser. 2000-C10, Class A2
7.371%	08/15/32	Aaa	7,828	8,288,244
Ser. 2003-CB6, Class A2
5.255%	07/12/37	Aaa	2,100	2,099,154
JPMorgan Chase,
Ser. 2005-CB13, Class A4
5.294%	01/12/43	Aaa	2,340	2,339,776
Ser. 2005-LDP5, Class A4
5.345%	12/15/44	Aaa	5,000	4,975,609
KeyCorp,
Ser. 2000-C1, Class A2
7.727%	05/17/32	Aaa	8,760	9,341,236
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C8, Class A3
4.83%	11/15/27	Aaa	1,460	1,435,530
Ser. 2004-C6, Class A5 (g)
4.826%	08/15/29	AAA(f)	3,910	3,832,752
Ser. 2006-C3 A4
5.661%	03/15/39	Aaa	4,580	4,687,466
Merrill Lynch Mortgage Trust,
Ser. 2004-KEY2, Class A3
4.615%	08/12/39	Aaa	2,000	1,935,332
Merrill Lynch/Countrywide Commercial Mortgage(g),
Ser. 2006-2 A4
6.105%	06/12/46	Aaa	1,795	1,877,106
PNC Mortgage Acceptance Corp.,
Ser. 1999-CM1, Class A1B
7.33%	12/10/32	AAA(f)	1,961	2,059,911

				109,179,336

Consumer Products
Whirlpool Corp.,
Notes
6.125%	06/15/11	Baa2	965	982,397

Consumer Services
Western Union Co.,
Notes

5.93%	10/01/16	A3	585	589,815

Electric — 0.6%
Appalachian Power Co.,
Sr. Notes, Ser. J
4.40%	06/01/10	Baa2	620	598,650
Arizona Public Service Co.,
Unsec. Notes
6.25%	08/01/16	Baa2	1,490	1,514,652
Boston Edison Co.,
Debs.
4.875%	04/15/14	A1	565	550,819
Carolina Power & Light Co.,
First Mtge.
5.25%	12/15/15	A3	525	516,211
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2
5.70%	03/15/13	Baa2	740	746,599
Mtge. Bonds, Ser. K2
6.95%	03/15/33	Baa2	590	655,738
Con Edison Co. of New York,
Sr. Unsec. Notes
5.375%	12/15/15	A1	730	726,904
Consumers Energy Co., (b)
First Mtge. Bonds, Ser. B
5.375%	04/15/13	Baa2	325	321,860
Dominion Resources, Inc.,
Sr. Notes, Ser. D
5.125%	12/15/09	Baa2	970	963,670
Duke Capital LLC,
Sr. Notes
4.331%	11/16/06	Baa2	700	698,841
6.25%	02/15/13	Baa2	235	241,472
8.00%	10/01/19	Baa2	107	124,318
El Paso Electric Co.,
Sr. Unsec. Notes
6.00%	05/15/35	Baa3	670	655,082
Empresa Nacional de Electricidad S.A. (Chile),
Bonds, Ser. B
8.50%	04/01/09	Ba1	1,070	1,139,211
Notes
8.625%	08/01/15	Ba1	360	416,930
Energy East Corp.,
Notes
6.75%	09/15/33	Baa2	630	659,279
Exelon Corp.,
Notes
4.90%	06/15/15	Baa2	155	146,241
FirstEnergy Corp.,
Notes, Ser. C
7.375%	11/15/31	Baa3	735	849,767

Florida Power & Light Co.,
First Mtge.
5.95%	10/01/33	Aa3	295	304,436
Indiana Michigan Power Co.,
Sr. Notes
5.05%	11/15/14	Baa2	460	441,252
National Rural Utilities Cooperative Finance Corp.,
Notes, Ser. C, MTN
7.25%	03/01/12	A2	185	202,222
Nevada Power Co., (h)
Mtge. Bonds, 144A
6.50%	05/15/18	Ba1	1,080	1,122,504
NiSource Finance Corp.,
Gtd. Notes
5.25%	09/15/17	Baa3	245	228,598
5.45%	09/15/20	Baa3	350	325,715
Ohio Edison Co.,
Sr. Unsec. Notes
6.40%	07/15/16	Baa2	775	814,390
Oncor Electric Delivery Co.,
Debs.
7.00%	09/01/22	Baa2	475	514,759
Sec. Notes
6.375%	01/15/15	Baa2	345	356,190
7.25%	01/15/33	Baa2	250	283,583
Pacific Gas & Electric Co.,
Unsec. Notes
6.05%	03/01/34	Baa1	1,550	1,559,009
Pepco Holdings, Inc.,
Notes
5.50%	08/15/07	Baa3	565	564,869
PPL Electric Utilities Corp.,
Sec. Notes
6.25%	08/15/09	A3	1,500	1,540,209
Southern California Edison Co.,
First Mtge.
4.65%	04/01/15	A3	470	444,616
5.625%	02/01/36	A3	355	344,508
Xcel Energy, Inc.,
Sr. Notes
3.40%	07/01/08	Baa1	605	584,922
6.50%	07/01/36	Baa1	445	469,494
7.00%	12/01/10	Baa1	190	201,394

				21,828,914

Energy - Integrated — 0.1%
ConocoPhillips Holding Co.,
Sr. Notes
6.95%	04/15/29	A1	375	432,474
ConocoPhillips Co.,
Notes
8.75%	05/25/10	A1	1,505	1,680,710
Marathon Oil Corp.,
Notes
6.125%	03/15/12	Baa1	310	321,200
TNK-BP Finance SA, (h)
Gtd. Notes, 144A
7.50%	07/18/16	Baa2	450	470,122

				2,904,506

Energy - Other — 0.1%
Anadarko Finance Co.,
Gtd. Notes, Ser. B
7.50%	05/01/31	Baa2	5	5,717
Anadarko Petroleum Corp., (b)
Sr. Unsec. Notes
5.95%	09/15/16	Baa2	905	915,813
Devon Financing Corp. ULC,
Gtd. Notes
7.875%	09/30/31	Baa2	225	274,216
Encana Corp.,
Bonds
6.50%	08/15/34	Baa2	290	301,207
Halliburton Co.,
Sr. Unsec. Notes
5.50%	10/15/10	Baa1	150	150,911
Occidental Petroleum Corp.,
Sr. Notes
6.75%	01/15/12	A3	735	785,482
Talisman Energy, Inc.,
Notes
5.125%	05/15/15	Baa2	170	162,817
Valero Energy Corp.,
Sr. Unsec. Notes
7.50%	04/15/32	Baa3	145	167,969
Weatherford International Ltd.,
Gtd. Notes
6.50%	08/01/36	Baa1	575	586,424
Woodside Finance Ltd., (h)
Gtd. Notes, 144A
5.00%	11/15/13	Baa1	1,315	1,273,247
XTO Energy Inc.,
Sr. Unsec. Notes
5.65%	04/01/16	Baa2	325	322,412

				4,946,215

Foods — 0.5%
Archer-Daniels-Midland Co.,
Debs.
8.125%	06/01/12	A2	300	340,831
Bottling Group LLC,
Sr. Unsec. Notes
5.50%	04/01/16	A3	385	387,544
Bunge Ltd. Finance Corp.,
Notes
5.35%	04/15/14	Baa2	1,040	996,080
Cadbury Schweppes US Finance, (h)
Gtd. Notes, 144A
3.875%	10/01/08	Baa2	810	787,867
Cargill, Inc., (h)
Notes, 144A
3.625%	03/04/09	A2	1,875	1,809,561

ConAgra Foods, Inc.,
Notes
7.875%	09/15/10	Baa2	430	467,667
General Mills, Inc.,
Notes
5.125%	02/15/07	Baa1	350	349,572
Heinz Co., (h)
Notes, 144A
6.428%	12/01/08	Baa2	1,290	1,316,626
Kellogg Co.,
Notes, Ser. B
6.60%	04/01/11	A3	1,875	1,972,816
Kraft Foods, Inc.,
Notes
4.625%	11/01/06	A3	2,700	2,697,947
5.25%	06/01/07	A3	300	299,499
Sr. Unsec. Notes
5.625%	11/01/11	A3	850	858,793
Kroger Co. (The),
Gtd. Notes
6.75%	04/15/12	Baa2	45	47,302
6.80%	04/01/11	Baa2	670	700,728
Sr. Notes
7.00%	05/01/18	Baa2	565	598,550
Safeway, Inc.,
Sr. Unsec. Notes
7.25%	02/01/31	Baa2	135	144,511
Tricon Global Restaurants,
Sr. Notes
8.875%	04/15/11	Baa2	180	203,527
Tyson Foods, Inc.,
Notes
8.25%	10/01/11	Ba2	95	102,116
Sr. Notes
7.25%	10/01/06	Ba2	405	405,010
Sr. Unsec. Notes
6.60%	04/01/16	Ba1	735	756,796
Whitman Corp.,
Notes
6.375%	05/01/09	Baa1	1,530	1,564,124

				16,807,467

Gaming — 0.1%
Harrah’s Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3	625	615,525
5.75%	10/01/17	Baa3	265	242,358
Notes
6.50%	06/01/16	Baa3	45	44,113
Mandalay Resorts Group,
Sr. Sub. Notes
9.375%	02/15/10	B1	10	10,688
Station Casinos Inc.,
6.625%	03/15/18	Ba3	1,500	1,353,749

				2,266,433

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories,
Notes
5.875%	05/15/16	A1	1,965	2,035,638
Amerisourcebergen Corp.,
Gtd. Notes
5.625%	09/15/12	Ba1	915	899,399
Baxter International, Inc.,
Sr. Unsec. Notes
5.196%	02/16/08	Baa1	860	856,928
5.90%	09/01/16	Baa1	720	739,459
Boston Scientific Corp.,
Sr. Notes
6.40%	06/15/16	Baa3	2,075	2,092,608
Bristol-Myers Squibb Co.,
Notes
5.75%	10/01/11	A2	555	565,341
Cardinal Health, Inc.,
Notes, 144A (h)
5.80%	10/15/16	Baa2	190	189,567
Unsub. Notes
5.85%	12/15/17	Baa2	1,305	1,302,748
Genentech, Inc.,
Sr. Notes
4.75%	07/15/15	A1	890	854,711
Laboratory Corp. of America Holdings,
Sr. Unsec. Notes
5.625%	12/15/15	Baa3	730	724,510
Merck & Co., Inc.,
Debs.
5.95%	12/01/28	Aa3	165	167,735
Pharmacia Corp.,
Debs.
6.60%	12/01/28	Aaa	185	210,863
Schering-Plough Corp., (g)
Sr. Notes
5.55%	12/01/13	Baa1	1,580	1,585,143
Teva Pharmaceutical Finance LLC,
Gtd. Notes
6.15%	02/01/36	Baa2	1,295	1,246,290
Ventas Realty LP,
Sr. Notes
6.625%	10/15/14	Ba2	2,410	2,416,024
Wyeth,
Unsub. Notes
5.50%	03/15/13	Baa1	910	914,192
5.50%	02/01/14	Baa1	255	255,483
6.45%	02/01/24	Baa1	130	138,263

				17,194,902

Healthcare Insurance — 0.2%
Aetna Inc.,
Sr. Unsub. Notes
5.75%	06/15/11	A3	390	396,330

Anthem, Inc.,
Notes
3.50%	09/01/07	Baa1	1,560	1,531,280
Coventry Health Care, Inc.,
Sr. Notes
6.125%	01/15/15	Ba1	990	982,421
United Health Group, Inc.,
Sr. Unsec. Notes
5.25%	03/15/11	A2	1,350	1,347,841
5.375%	03/15/16	A2	770	761,840
5.80%	03/15/36	A2	330	324,047
Wellpoint, Inc.,
Notes
5.00% (b)	12/15/14	Baa1	860	831,311
5.95%	12/15/34	Baa1	635	623,024

				6,798,094

Insurance — 0.2%
Allstate Corp.(The),
Sr. Notes
5.55%	05/09/35	A1	145	136,835
5.95%	04/01/36	A1	540	539,610
American International Group, Inc.,
Notes
4.25%	05/15/13	Aa2	1,080	1,014,136
Sr. Notes
5.05%	10/01/15	Aa2	180	175,422
AXA SA (France),
Sub. Notes
8.60%	12/15/30	A3	155	197,887
Liberty Mutual Group, Inc., (h)
Bonds, 144A
7.00%	03/15/34	Baa3	850	849,952
Marsh & Mclennan Cos., Inc.,
Sr. Unsec. Notes
5.15%	09/15/10	Baa2	265	261,089
MetLife, Inc.,
Sr. Notes
6.125%	12/01/11	A2	335	347,564
5.70%	06/15/35	A2	1,020	991,142
6.375%	06/15/34	A2	400	423,950
St. Paul Travelers Cos., Inc. (The)(b)
Sr. Unsec. Notes
6.75%	06/20/36	A3	685	738,007
W.R. Berkley Corp.,
Sr. Notes
5.60%	05/15/15	Baa2	555	544,941
6.15%	08/15/19	Baa2	460	460,004
XL Capital Ltd.,
Sr. Notes
5.25%	09/15/14	A3	85	82,746

				6,763,285

Lodging — 0.1%
Carnival Corp.,
Gtd. Notes
3.75%	11/15/07	A3	2,205	2,165,103
P&O Princess,
Notes
7.30%	06/01/07	A3	260	262,790

				2,427,893

Media & Entertainment — 0.2%
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes
7.30%	10/15/06	Baa2	660	660,307
CBS Corp.,
Gtd. Notes
7.875%	07/30/30	Baa3	320	349,424
Chancellor Media Corp.,
Gtd. Notes
8.00%	11/01/08	Baa3	575	601,219
Clear Channel Communications, Inc.,
Sr. Notes
4.40%	05/15/11	Baa3	235	218,691
Knight Ridder, Inc.,
Debs.
6.875%	03/15/29	Ba1	70	66,810
News America, Inc.,
Gtd. Notes
7.625%	11/30/28	Baa2	1,050	1,158,007
Time Warner, Inc.,
Gtd. Notes
6.75%	04/15/11	Baa2	640	669,364
9.15%	02/01/23	Baa2	505	627,418
Time Warner, Inc.,
Debs.
7.25%	10/15/17	Baa2	790	852,722
Viacom Inc., (h)
Sr. Notes, 144A
6.25%	04/30/16	Baa3	650	644,297
6.875%	04/30/36	Baa3	680	672,240
Walt Disney Co.,
Notes
5.375%	06/01/07	A3	225	225,147

				6,745,646

Metals — 0.1%
Alcan Inc.,
Notes
4.50%	05/15/13	Baa1	115	108,392
5.00%	06/01/15	Baa1	600	572,353
Noranda Inc.,
Notes
6.20%	06/15/35	Baa2	220	212,659
Southern Copper Corp.,
Sr. Notes
7.50%	07/27/35	Baa2	955	999,516
United States Steel Corp.,
Sr. Notes
10.75%	08/01/08	Ba1	770	832,563

Vale Overseas Ltd.,
Gtd. Notes
8.25%	01/17/34	Baa3	510	578,850

				3,304,333

Municipals
Illinois St., Taxable Pension, GO
5.10%	06/01/33	Aa3	975	934,167

Non Captive Finance — 0.4%
Berkshire Hathaway Finance corp.,
Gtd. Notes
4.75%	05/15/12	Aaa	830	811,923
Capital One Bank Corp.,
Sub. Notes
6.50%	06/13/13	Baa1	20	20,918
Capital One Financial Corp.,
Notes
5.50%	06/01/15	Baa1	265	259,856
Sr. Notes, MTN
5.70%	09/15/11	Baa1	600	604,227
Sub. Notes
6.15%	09/01/16	Baa2	160	161,898
CIT Group Funding Co. (Canada),
Gtd. Notes
5.20%	06/01/15	A2	680	662,727
CIT Group, Inc.,
Sr. Notes
4.25%	02/01/10	A2	400	387,810
5.50%	11/30/07	A2	990	992,715
General Electric Capital Corp.,
Notes
5.50%	04/28/11	Aaa	2,895	2,934,635
Notes, MTN
4.875%	10/21/10	Aaa	1,070	1,060,326
Notes, Ser. A, MTN
6.125%	02/22/11	Aaa	5	5,188
6.75%	03/15/32	Aaa	850	971,584
Household Finance Corp.,
Notes
4.75%	05/15/09	Aa3	370	366,646
4.75%	07/15/13	Aa3	150	144,878
6.375%	10/15/11	Aa3	790	825,733
International Lease Finance Corp.,
Unsub. Notes
3.50%	04/01/09	A1	580	556,194
Residential Capital Corp.,
Gtd. Notes
6.00%	02/22/11	Baa3	1,630	1,628,012
Sr. Unsec. Notes
6.375%	06/30/10	Baa3	480	485,653

				12,880,923

Paper
Plum Creek Timberlands,
Gtd. Notes
5.875%	11/15/15	Baa3	690	682,532
Weyerhaeuser Co.,
Debs.
7.375%	03/15/32	Baa2	390	403,992

				1,086,524

Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes
4.00%	10/15/09	Baa3	1,680	1,609,736
Duke Energy Field Services LLC,
Notes
7.875%	08/16/10	Baa2	1,760	1,904,982
Enterprise Products Operating LP,
Gtd. Notes Ser. B,
6.875%	03/01/33	Baa3	140	144,060
Sr. Notes Ser. B,
4.00%	10/15/07	Baa3	780	768,139
Kinder Morgan Finance Co. ULC,
Gtd. Notes
5.70%	01/05/16	Baa2	735	678,490
Oneok, Inc.,
Sr. Unsec. Notes
5.51%	02/16/08	Baa2	1,290	1,290,493
Oneok Partners LP,
Notes
6.65%	10/01/36	Baa2	605	609,240
Sempra Energy,
Sr. Notes
4.621%	05/17/07	Baa1	630	626,946
Sr. Unsec. Notes
6.00%	02/01/13	Baa1	90	92,209

				7,724,295

Railroads — 0.1%
Burlington Northern Santa Fe Corp.,
Debs.
6.70%	08/01/28	Baa1	670	733,493
Norfolk Southern Corp.,
Sr. Notes
7.80%	05/15/27	Baa1	18	22,180
Sr. Unsec. Notes
5.64%	05/17/29	Baa1	477	464,121
Union Pacific Corp.,
Notes
3.625%	06/01/10	Baa2	1,375	1,301,443
6.625%	02/01/08	Baa2	1,390	1,412,804
6.65%	01/15/11	Baa2	750	787,919

				4,721,960

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partners LP,
Gtd. Notes
5.75%	04/01/12	Baa3	1,295	1,302,859
ERP Operating LP,
Notes
5.125%	03/15/16	Baa1	345	333,272
Mack-Cali Realty LP,
Notes
7.25%	03/15/09	Baa2	1,270	1,317,885
Post Apartment Homes LP,
Notes
6.30%	06/01/13	Baa3	660	678,266
Sr. Notes
5.45%	06/01/12	Baa3	435	425,783
Simon Property Group LP,
Unsec. Notes
5.75%	05/01/12	Baa1	1,500	1,521,539

				5,579,604

Retailers — 0.1%
Gap, Inc.,
Notes
6.90%	09/15/07	Baa3	1,230	1,242,188
Home Depot, Inc.,
Sr. Unsec. Notes
5.40%	03/01/16	Aa3	1,370	1,360,959
May Department Stores Co. (The),
Gtd. Notes
8.50%	06/01/19	Baa1	225	265,106
Notes
6.65%	07/15/24	Baa1	145	145,131
Wal-Mart Stores, Inc.,
Bonds
5.25%	09/01/35	Aa2	1,370	1,281,234

				4,294,618

Structured Notes — 0.1%
Trains HY-1 2006, (b) (h)
Sec. Notes, 144A
7.548%	05/01/16	B1	3,000	3,001,350

Technology — 0.2%
Electronic Data Systems Corp.,
Notes
7.45%	10/15/29	Ba1	120	131,684
Equifax, Inc.,
Notes
4.95%	11/01/07	Baa1	320	317,477
Freescale Simiconductor, Inc.,
Sr. Notes
6.875%	07/15/11	Ba1	1,600	1,684,000
International Business Machines Corp.,
Debs.
5.875%	11/29/32	A1	1,150	1,177,087
Jabil Circuit, Inc.,
Sr. Notes
5.875%	07/15/10	Baa3	1,230	1,241,086

Motorola, Inc.,
Notes
4.608%	11/01/11	Baa2	99	110,478
Sr. Notes
8.00%	11/16/07	Baa2	950	942,706
Oracle Corp. and Ozark Holding Inc.,
Notes
5.00%	01/15/11	A3	980	970,638
Seagate Technology HDD Holdings,
Gtd. Notes
8.00%	05/15/09	BB+(f)	1,225	1,274,000
Xerox Corp., (b)
Sr. Unsec. Notes
6.40%	03/15/16	Ba1	999	994,005

				8,843,161

Telecommunications — 0.7%
ALLTEL Ohio LP, (h)
Gtd. Notes, 144A
8.00%	08/15/10	A2	323	350,744
America Movil SA de CV,
Unsec. Notes
6.375%	03/01/35	A3	580	554,308
AT&T Corp.,
Sr. Notes
8.00%	11/15/31	A2	615	751,687
AT&T, Inc.,
Notes,
4.125% (b)	09/15/09	A2	1,070	1,036,166
5.30%	11/15/10	A2	1,260	1,256,292
AT&T Wireless Services, Inc.,
Notes
8.125%	05/01/12	Baa1	640	720,371
Sr. Notes
8.75%	03/01/31	Baa1	879	1,123,714
BellSouth Corp.,
Notes
4.20%	09/15/09	A2	1,175	1,139,598
British Telecom PLC (United Kingdom),
Bonds
7.00%	05/23/07	Baa1	1,265	1,275,335
8.875%	12/15/30	Baa1	210	280,155
Cingular Wireless LLC,
Sr. Notes
7.125%	12/15/31	Baa1	505	552,729
Deutsche Telekom International Finance BV (Netherlands), (g)
Gtd. Notes
8.25%	06/15/30	A3	295	360,399
Embarq Corp.,
Notes
7.082%	06/01/16	Baa3	350	357,035
7.995%	06/01/36	Baa3	1,100	1,164,793
France Telecom SA (France),
Notes
8.50%	03/01/31	A3	385	502,326

Koninklijke (Royal) KPN NV (Netherlands),
Sr. Unsub. Notes
8.00%	10/01/10	Baa2	530	572,600
Nextel Communications, Inc.,
Sr. Notes, Ser. F
5.95%	03/15/14	Baa3	1,160	1,134,564
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	Baa3	295	298,971
8.75%	03/15/32	Baa3	230	280,485
Telecomunicaciones de Puerto Rico, Inc.,
Gtd. Notes
6.80%	05/15/09	Baa1	3,065	3,140,554
Telecom Italia Capital SA,
Gtd. Notes
5.25%	11/15/13	Baa2	320	303,002
6.375%	11/15/33	Baa2	395	369,410
7.20%	07/18/36	Baa2	1,630	1,675,305
Telefonica Emisiones SAU,
Gtd. Notes
6.421%	06/20/16	Baa1	580	596,720
7.045%	06/20/36	Baa1	1,420	1,498,564
TELUS Corp.,
Notes
8.00%	06/01/11	Baa2	1,255	1,383,392
US Cellular Corp.,
Sr. Notes
6.70%	12/15/33	Baa3	470	454,776
Verizon Global Funding Corp.,
Notes
7.75%	12/01/30	A3	105	120,365
Sr. Notes
5.85%	09/15/35	A3	625	588,849
Vodafone Group PLC (United Kingdom),
Sr. Notes
7.75%	02/15/10	A3	800	857,835

				24,701,044

Tobacco
Altria Group, Inc.,
Debs.
7.75%	01/15/27	Baa2	292	353,557
Notes
7.65%	07/01/08	Baa2	590	612,313

				965,870

Foreign Government Bonds — 0.4%
Korea Development Bank (Korea),
Notes
4.75%	07/20/09	A3	1,180	1,162,988
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	12/15/15	Baa1	1,480	1,445,960
8.625%	12/01/23	Baa1	350	420,875

Petrobras International Finance Co. (Cayman Islands),
Bonds
8.375%	12/10/18	Baa2	935	1,089,275
Quebec Province (Canada),
Sr. Usub. Notes.
5.75%	02/15/09	Aa3	500	508,352
Unsec. Notes(b)
4.60%	05/26/15	Aa3	735	706,392
Republic of Italy (Italy),
Notes
5.375%	06/15/33	AA-(f)	800	797,570
Republic of Malaysia (Malaysia),
Bonds
7.50%	07/15/11	A3	300	326,738
Republic of South Africa (South Africa),
Notes
6.50%	06/02/14	Baa1	475	498,750
Russian Government International Bond (Russia), (h)
Unsub. Notes, 144A
11.00%	07/24/18	Baa2	735	1,055,644
The Export-Import Bank of Korea (Korea), (h)
Notes, 144A
4.125%	02/10/09	A3	860	837,546
United Mexican States Global Bond (Mexico),
Notes
5.625%	01/15/17	Baa1	1,644	1,624,271
7.50%	01/14/12	Baa1	1,290	1,415,775
8.125%	12/30/19	Baa1	816	979,200
Notes, MTN
6.75%	09/27/34	Baa1	1,070	1,135,805

				14,005,141

Mortgage Backed Securities — 8.7%
Federal Home Loan Mortgage Corp.,
4.50%	02/01/19-07/01/20(e)		7,619	7,348,224
5.00%	TBA 30 YR		6,000	5,767,500
5.00%	07/01/18-05/01/34(e)		12,999	12,713,884
5.252%	12/01/35(e)		4,259	4,211,762
5.50%	TBA 30 YR		8,000	7,882,496
5.50%	12/01/33-06/01/34(e)		11,362	11,228,282
6.00%	TBA 30 YR		5,000	5,021,875
6.00%	03/01/32-12/01/33(e)		4,034	4,070,976
6.50%	12/01/14(e)		526	537,311
7.00%	1/01/31-11/01/33(e)		5,388	5,547,616
Federal National Mortgage Assn.,
4.00%	06/01/19(e)		2,319	2,194,837
4.50%	11/01/18-01/01/35(e)		16,074	15,408,661
4.968%	07/01/33(e)		1,097	1,094,539
5.00%	TBA 15 YR		7,500	7,366,410
5.00%	TBA 30 YR		29,000	27,867,201
5.00%	10/01/18-07/01/35(e)		40,916	39,514,514
5.50%	TBA 15 YR		7,500	7,492,965
5.50%	TBA 30 YR		8,500	8,372,500
5.50%	3/01/16-10/01/35(e)		53,914	53,297,117

6.00%	TBA 30 YR	11,000	11,048,125
6.00%	4/01/13-02/01/35(e)	21,938	22,099,305
6.50%	TBA 30 YR	15,000	15,262,500
6.50%	07/01/17-10/01/34(e)	5,288	5,397,682
7.00%	08/01/11-07/01/32(e)	1,763	1,817,080
7.50%	06/01/12-05/01/32(e)	1,373	1,412,831
Government National Mortgage Assn.,
5.50%	TBA 30 YR	5,500	5,462,188
5.50%	11/15/32-7/15/35(e)	10,465	10,403,303
6.00%	02/15/33-06/20/34(e)	3,028	3,066,724
6.50%	10/15/23-07/15/35(e)	7,772	7,980,903
8.00%	01/15/24-04/15/25(e)	284	300,376

			311,189,687

U.S. Government Agency Obligations — 2.4%
Federal Farm Credit Bank,
5.125%	08/25/16	1,020	1,033,212
5.375%	07/18/11	3,980	4,050,577
Federal Home Loan Bank,
4.50%	05/13/11	160	156,901
5.00%	09/18/09	11,790	11,821,502
5.125%	08/08/08	6,280	6,292,905
5.375%	08/19/11	6,755	6,877,401
5.60%	01/03/08	11,400	11,411,935
5.625%	06/13/16	2,090	2,154,537
Federal Home Loan Mortgage Corp.,
4.75%	01/18/11	325	323,034
4.90%	11/03/08	7,840	7,803,419
5.25%	07/18/11	4,300	4,360,355
5.40%	02/28/11	8,150	8,150,905
5.50%	07/18/16	145	150,615
5.75%	06/27/16(b)	2,330	2,428,114
Federal National Mortgage Assn.,
4.25%	07/27/07	4,021	3,990,272
4.50%	02/15/11	6,210	6,119,303
5.00%	09/15/08(b)	7,895	7,897,479
5.25%	09/15/16(b)	305	310,949
5.375%	08/15/09	1,025	1,037,415
Tennessee Valley Authority,
5.88%	04/01/36	990	1,096,571

			87,467,401

U.S. Government Treasury Obligations — 2.8%
United States Treasury Bonds,
4.50%	02/15/36(b)	1,870	1,791,840
6.00%	02/15/26	2,215	2,534,272
6.875%	08/15/25	545	680,952
8.125%	08/15/21	3,995	5,382,639
8.75%	08/15/20	620	865,239
8.875%	02/15/19	715	987,147
9.00%	11/15/18	987	1,370,233
9.125%	05/15/18	730	1,013,617

United States Treasury Inflation Index Securities,
0.875%	04/15/10	3,808	3,608,159
1.625%	01/15/15	2,627	2,498,565
1.875%	07/15/13-07/15/15	7,094	6,885,074
2.00%	01/15/14-01/15/26	10,129	9,874,322
2.375%	04/15/11-01/15/25	4,957	5,014,819
2.50%	07/15/16	1,209	1,233,266
3.00%	07/15/12	3,440	3,569,516
3.375%	01/15/12-04/15/32	1,576	1,800,808
3.50%	01/15/11	1,584	1,659,282
3.625%	01/15/08-04/15/28	4,809	5,398,417
3.875%	01/15/09-04/15/29	14,280	15,391,581
United States Treasury Notes,
4.00%	06/15/09	680	669,375
4.875%	05/15/09-08/15/16(b)	17,106	17,398,253
5.00%	07/31/08	25	25,117
United States Treasury Strips, I/O,
Zero	5/15/18	1,248	719,209
Zero	2/15/19	11,340	6,283,913
Zero	5/15/19(b)	6,005	3,271,956

			99,927,571

TOTAL LONG-TERM BONDS (cost $919,460,878)			912,647,460

TOTAL LONG-TERM INVESTMENTS (cost $2,958,385,949)			3,243,185,803

SHORT-TERM INVESTMENTS — 22.1%
U.S. Government Obligation — 0.1%
United States Treasury Bill (i)
4.89%	12/14/06	3,000	2,971,323

		Shares
Affiliated Money Market Mutual Fund — 22.0%
Dryden Money Market Core
Investment Fund – Dryden
Short-Term Bond Series(d)		16,298,556	163,148,545
Dryden Core Investment Fund –
Taxable Money Market Series (cost $627,635,224; includes $344,375,038 of cash collateral received for securities on loan)(c)(d)		627,635,224	627,635,224

TOTAL SHORT-TERM INVESTMENTS (cost $793,675,790)			793,755,092

TOTAL INVESTMENTS — 112.3% (cost $3,752,061,739)			4,036,940,895
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (12.3%)			(441,719,359)

TOTAL NET ASSETS — 100.0%			$3,595,221,536

The following abbreviations are used in portfolio descriptions:

G.O.—General Obligations

I/O—Interest Only

MTN—Medium Term Note

TBA—Securities purchased on a forward commitment basis

(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $326,528,876; cash collateral of $344,375,038 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Dryden Short-Term Bond Series.
(e)	Securities segregated as collateral for TBAs.
(f)	Standard & Poor’s rating.
(g)	Indicates a variable rate security
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Security segregated as collateral for futures contracts.
(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, forward foreign currency contracts, and interest rate swap agreements as follows:

Open futures contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at September 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
251	2-Yr. U.S. T-Notes	Dec. 06	$51,329,500	$51,311,214	$18,286
558	5-Yr. U.S. T-Notes	Dec. 06	58,877,719	58,598,719	279,000
368	U.S. Long Bond	Dec. 06	41,365,500	40,889,774	475,726
113	S&P 500 Index	Dec. 06	38,007,550	37,052,700	954,850

					1,727,862

Short Positions:
29	5-Yr. U.S. T-Notes	Dec. 06	3,059,953	3,043,588	(16,365)
72	10-Yr. U.S. T-Notes	Dec. 06	7,780,500	7,777,040	(3,460)

					(19,825)

					$1,708,037

Open forward foreign currency exchange contracts outstanding at September 30, 2006:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Purchased:
Singapore Dollar expiring 10/02/06	$296,100	$295,923	$(177)

Sold:
Australian Dollar expiring 10/03/2006	393,750	391,257	2,493
Danish Krone expiring 10/02/06	212,335	212,080	255
Euro Dollar expiring 10/02/06	357,078	356,323	755
Japanese Yen expiring 10/02/06	229,034	227,725	1,309
Norwegian Krone expiring 10/02/06	109,369	108,786	583
New Zealand Dollar expiring 10/02/06	126,338	125,991	347

	1,427,904	1,422,162	5,742

			$5,565

Interest rate swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services, Inc.(a)	10/03/2011	$4,700	5.09%	3 month LIBOR	$2,704

(a)	The Portfolio pays the fixed rate and receives the floating rate.

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 100.7%
Asset Backed Securities 3.9%
Small Business Administration Participation Certificates,
Series 1996-20J, Class 1	7.20%	10/01/16	$5,123	$5,318,020
Series 1997-20A, Class 1	7.15%	01/01/17	4,311	4,480,065
Series 1997-20G, Class 1	6.85%	07/01/17	1,376	1,424,463
Series 1998-20I, Class 1	6.00%	09/01/18	2,863	2,923,380

				14,145,928

Collateralized Mortgage Obligations 6.6%
Federal Home Loan Mortgage Corp.,
Series 2496, Class PM	5.50%	09/15/17	2,819	2,802,058
Series 2501, Class MC	5.50%	09/15/17	2,000	2,011,690
Series 2513, Class HC	5.00%	10/15/17	2,339	2,281,253
Series 2518, Class PV	5.50%	06/15/19	1,920	1,889,737
Federal National Mortgage Association,
Series 1993-29, Class PH	6.50%	01/25/23	305	304,829
Series 2002-18, Class PC	5.50%	04/25/17	5,000	5,046,070
Series 2002-57, Class ND	5.50%	09/25/17	2,600	2,609,833
Series 2002-94, Class HQ	4.50%	01/25/18	6,419	6,079,338
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A-3(a)	4.17%	02/25/34	708	698,626

				23,723,434

Commercial Mortgage Backed Securities 5.9%
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class A5	4.857%	07/10/43	1,750	1,692,229
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2000-WF1, Class A1	7.64%	02/15/32	796	812,080
Series 2004-T16, Class A5	4.60%	02/13/46	4,200	4,043,258
Series 2005-PWR8, Class A4	4.674%	06/11/41	1,750	1,671,879
CS First Boston Mortgage Securities Corp.,
Series 2005-C3, Class A4	4.686%	07/15/37	1,750	1,671,257
First Union National Bank Commercial Mortgage Trust,
Series 2000-C1, Class A1	7.739%	05/17/32	468	474,645
Series 2000-C2, Class A1	6.94%	10/15/32	482	482,876
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A3	4.608%	01/10/40	6,800	6,569,975
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class ASB	5.66%	05/12/39	1,500	1,537,173
Morgan Stanley Capital I,
Series 2005-T19, Class AAB	4.852%	06/12/47	1,375	1,346,327
Morgan Stanley Dean Witter I,
Series 2001-TOP1, Class A2	6.32%	02/15/33	989	992,980

				21,294,679

Foreign Government Bonds 2.3%
Australian Government Bond, Series 415	6.25%	04/15/15	AUD	1,045	815,994
Deutsche Bundesrepublik,
Series 04	3.75%	01/04/15	EUR	775	987,754
Series 05	4.00%	01/04/37	EUR	310	399,917
Japanese Government Bond, Series 22	2.50%	03/20/36	JPY	41,350	355,573
New Zealand Government Bond, Series 415	6.00%	04/15/15	NZD	1,240	824,050
Sweden Government Bond, Series 1041	6.75%	05/05/14	SEK	28,485	4,682,747

					8,066,035

Mortgage Backed Securities 46.1%
Federal Home Loan Mortgage Corp.	5.00%	06/01/33-05/01/34		11,707	11,287,620
Federal Home Loan Mortgage Corp.	5.00%	TBA		5,500	5,286,875
Federal Home Loan Mortgage Corp.	6.00%	09/01/34		735	739,504
Federal Home Loan Mortgage Corp.	6.00%	TBA		3,000	3,013,125
Federal Home Loan Mortgage Corp.	6.50%	06/01/08-09/01/32		1,238	1,258,287
Federal Home Loan Mortgage Corp.	7.00%	08/01/11-10/01/32		1,530	1,549,995
Federal National Mortgage Association(a)	4.041%	08/01/33		4,052	3,911,355
Federal National Mortgage Association(a)	4.253%	04/01/34		2,467	2,428,632
Federal National Mortgage Association(a)	4.439%	06/01/34		2,352	2,323,122
Federal National Mortgage Association(a)	4.876%	10/01/34		3,056	3,018,581
Federal National Mortgage Association(a)	4.989%	06/01/36		4,952	4,903,012
Federal National Mortgage Association	5.00%	07/01/18-03/01/34		15,636	15,288,425
Federal National Mortgage Association	5.00%	TBA		16,500	16,206,102
Federal National Mortgage Association	5.00%	TBA		4,000	3,843,752
Federal National Mortgage Association	5.50%	01/01/17-11/01/35		44,944	44,343,879
Federal National Mortgage Association	6.00%	11/01/14-01/01/36		9,595	9,653,248
Federal National Mortgage Association	6.00%	TBA		5,500	5,524,062
Federal National Mortgage Association(a)	6.276%	03/01/11		1,274	1,320,430
Federal National Mortgage Association	6.50%	11/01/09-10/01/32		5,324	5,437,806
Federal National Mortgage Association	7.00%	02/01/12-01/01/36		4,517	4,642,571
Federal National Mortgage Association	7.00%	TBA		2,000	2,052,500
Federal National Mortgage Association	7.50%	12/01/06-10/01/12		397	406,683
Federal National Mortgage Association	8.00%	03/01/22-05/01/26		68	72,279
Federal National Mortgage Association	9.00%	02/01/25-04/01/25		280	304,169
Government National Mortgage Association	5.00%	07/15/33-04/15/34		4,725	4,598,868
Government National Mortgage Association	5.00%	TBA		3,000	2,913,750
Government National Mortgage Association	5.50%	TBA		4,500	4,469,063
Government National Mortgage Association	6.50%	07/15/32-08/15/32		1,082	1,111,745
Government National Mortgage Association	7.00%	03/15/23-08/15/28		2,442	2,522,241
Government National Mortgage Association	7.50%	12/15/25-02/15/26		494	515,124
Government National Mortgage Association	8.50%	09/15/24-04/15/25		562	606,180

					165,552,985

Municipal Bonds 1.0%
New Jersey Economic Development Authority State
Pension Funding, Series B	Zero	02/15/12		4,609	3,511,090

U.S. Government Agency Obligations 25.0%
Federal Farm Credit Bank	5.375%	07/18/11		6,485	6,599,999
Federal Home Loan Bank	4.75%	08/13/10		1,255	1,245,881
Federal Home Loan Bank	5.125%	08/08/08		450	450,925
Federal Home Loan Bank	5.375%	08/19/11		3,580	3,644,870

Federal Home Loan Bank	5.625%	06/13/16	1,170	1,206,128
Federal Home Loan Bank(a)	9.148%	02/20/07	2,000	1,985,280
Federal Home Loan Mortgage Corp.	3.875%	06/15/08	25,810	25,343,613
Federal Home Loan Mortgage Corp.	4.75%	01/18/11	645	641,099
Federal Home Loan Mortgage Corp.	5.50%	07/18/16	2,500	2,596,813
Federal Home Loan Mortgage Corp.(c)	5.75%	06/27/16	1,305	1,359,952
Federal National Mortgage Association	4.50%	02/15/11	10,115	9,967,270
Federal National Mortgage Association(c)	5.00%	09/15/08	570	570,179
Federal National Mortgage Association(c)	5.25%	09/15/16	5,135	5,235,153
Federal National Mortgage Association	5.30%	02/22/11	16,310	16,252,279
FICO Strip Principal	Zero	05/11/18	4,000	2,232,020
Tennessee Valley Authority, Series B	4.375%	06/15/15	9,850	9,437,551
Tennessee Valley Authority, Series B	5.88%	04/01/36	1,090	1,207,335

				89,976,347

U.S. Government Treasury Securities 9.9%
United States Treasury Bonds(c)	4.50%	02/15/36	4,685	4,489,181
United States Treasury Bonds(b)	8.125%	05/15/21	840	1,128,881
United States Treasury Inflated Index Notes	2.375%	04/15/11	3,064	3,067,534
United States Treasury Inflated Index Notes	3.875%	01/15/09	17,055	17,544,757
United States Treasury Notes(b)	4.125%	08/15/10	1,417	1,393,697
United States Treasury Notes(c)	4.875%	04/30/08-08/15/16	2,297	2,340,288
United States Treasury Notes	5.00%	07/31/08	15	15,070
United States Treasury Strip Principal(c)	Zero	05/15/19-08/15/20	10,920	5,696,905

				35,676,313

TOTAL LONG-TERM INVESTMENTS (cost $363,419,037)				361,946,811

	Shares
SHORT-TERM INVESTMENTS 15.8%
Affiliated Money Market Mutual Funds
Dryden Core Investment Fund — Dryden Core Short Term Bond Series (cost $22,173,263)(e)	2,216,590	22,188,069
Dryden Core Investment Fund — Taxable Money Market Series (cost $34,690,008; includes $16,636,974 of cash collateral received for securities on loan)(d)(e)	34,690,008	34,690,008

TOTAL SHORT-TERM INVESTMENTS (cost $56,863,271)		56,878,077

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 116.5% (cost $420,282,308)		418,824,888

	Interest Rate	Maturity Date	Principal Amount (000)
SECURITIES SOLD SHORT (5.5)%
Mortgage Backed Securities
Federal Home Loan Mortgage Corp.	5.50%	TBA	$18,000	(17,730,000)
Federal Home Loan Mortgage Corp.	7.00%	TBA	2,000	(2,053,750)

TOTAL SECURITIES SOLD SHORT (proceeds received $19,737,422)				(19,783,750)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 111.0% (cost $400,544,886)				399,041,138
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(f) (11.0%)				(39,573,637)

TOTAL NET ASSETS 100.0%				$359,467,501

The following abbreviations are used in portfolio descriptions:

AUD	—	Australian Dollar
EUR	—	Euro
FICO	—	Financing Corporation
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
TBA	—	To be announced security

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2006.

(b)	Security segregated as collateral for futures contracts.

(c)	All or portion of security is on loan. The aggregate market value of such securities is $16,289,958; cash collateral of $16,636,974 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Dryden Short-Term Bond Series.

(f)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward foreign currency contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at September 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
120	U.S. Treasury 2 Yr. Notes	Dec. 06	$24,540,000	$24,478,380	$61,620
67	U.S. Treasury Bond	Dec. 06	7,531,218	7,203,375	327,843

					389,463

Short Positions:
58	U.S. Treasury 5 Yr. Notes	Dec. 06	6,119,906	6,087,175	(32,731)
3	U.S. Treasury 10 Yr. Notes	Dec. 06	324,187	321,465	(2,722)

					(35,453)

					$354,010

Open forward foreign currency exchange contracts outstanding at September 30, 2006:

Sales Contracts:	Contracts to Deliver		Receivable at Statement Date	Value at September 30, 2006	Unrealized Appreciation
Australian Dollar expiring 10/20/06	AUD	1,127,354	$851,311	$839,843	$11,468
Euros
expiring 10/25/06	EUR	784,007	1,005,676	995,604	10,072
expiring 10/25/06	EUR	324,865	414,742	412,544	2,198
Japanese Yen expiring 10/25/06	JPY	41,177,959	355,047	349,954	5,093
New Zealand Dollar expiring 10/20/06	NZD	1,280,926	848,806	835,155	13,651
Swedish Krona expiring 10/24/06	SEK	33,989,406	4,695,188	4,646,871	48,317

					$90,799

Interest rate swap agreement outstanding at September 30, 2006:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services	10/03/11	$4,140	5.09%	3 month LIBOR	$2,382

(1)	The Portfolio pays a fixed rate and receives a floating rate.

High Yield Bond Portfolio
Schedule of Investments	September 30, 2006 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS - 93.2%
CORPORATE BONDS - 90.4%

Aerospace & Defense 2.5%
BE Aerospace, Inc., Sr. Sub Notes, Ser. B(b)	B3	8.875%	05/01/11	$3,485	$3,624,400
Bombardier, Inc., Notes (Canada)(j)	Ba2	6.30%	05/01/14	1,000	897,500
DRS Technologies, Inc., Gtd. Notes	B1	6.625%	02/01/16	4,600	4,519,500
DRS Technologies, Inc., Gtd. Notes(b)	B3	7.625%	02/01/18	3,050	3,095,750
Esterline Technologies Corp., Sr. Sub. Notes	Ba3	7.75%	06/15/13	4,500	4,545,000
K&F Acquisition, Inc., Gtd. Notes	Caa1	7.75%	11/15/14	2,750	2,756,875
K&F Industry, Inc., Bank Loan(f)(h)	B2	7.897%	11/18/12	2,102	2,104,327
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	11,050	11,381,500
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	2,000	1,910,000
Sequa Corp., Sr. Notes	B2	9.00%	08/01/09	575	610,219
Sequa Corp., Sr. Notes, Ser. B	B2	8.875%	04/01/08	3,475	3,614,000
Standard Aero Holdings, Inc., Gtd. Notes	Caa1	8.25%	09/01/14	2,050	1,978,250

					41,037,321

Airlines - 0.6%
AMR Corp., MTN	CCC+(g)	10.40%	03/10/11	1,000	955,000
AMR Corp., MTN	CCC+(g)	10.40%	03/15/11	1,000	955,000
AMR Corp., MTN	NR	10.55%	03/12/21	1,425	1,261,125
Calair Capital Corp., Gtd. Notes	Caa1	8.125%	04/01/08	1,978	1,945,858
Continental Airlines, Inc., Pass-thru Certs.,
Ser. 98-1, Class B(b)	Ba2	6.748%	09/15/18	1,575	1,536,061
Ser.99-2, Class B	Ba2	7.566%	03/15/20	485	483,413
Ser. D, Class D(b)	B3	7.568%	12/01/06	2,850	2,849,999

					9,986,456

Automotive - 6.2%
ArvinMeritor, Inc., Notes(b)	Ba3	8.75%	03/01/12	1,310	1,254,325
Ford Motor Credit Co., Notes	B1	7.875%	06/15/10	26,380	25,690,902
Ford Motor Credit Co., Sr. Notes(b)	B1	9.875%	08/10/11	6,500	6,726,278
General Motors Acceptance Corp., Notes(b)	Ba1	6.75%	12/01/14	7,790	7,605,026
General Motors Acceptance Corp., Notes(b)	Ba1	6.875%	09/15/11	8,750	8,703,643
General Motors Acceptance Corp., Notes	Ba1	6.875%	08/28/12	17,700	17,519,495
General Motors Corp., Notes	Caa1	7.20%	01/15/11	11,155	10,276,544
General Motors Nova Scotia Finance Co.,
Gtd. Notes (Canada) (b)	Caa1	6.85%	10/15/08	4,100	3,987,250
Lear Corp., Gtd. Notes, Ser. B(b)	B3	8.11%	05/15/09	5,525	5,331,625
TRW Automotive, Inc., Sr. Notes	Ba3	9.375%	02/15/13	5,185	5,522,025
TRW Automotive, Inc., Sr. Sub. Notes(b)	B1	11.00%	02/15/13	975	1,062,750
Visteon Corp., Sr. Notes(b)	Caa1	7.00%	03/10/14	2,245	2,009,275
Visteon Corp., Sr. Notes(b)	Caa1	8.25%	08/01/10	6,905	6,732,375

					102,421,513

Banking - 0.4%
Halyk Savings Bank of Kazakhstan, Notes (Kazakhstan)(cost $1,324,818; purchased 10/22/04)(j)(1)	Baa1	8.125%	10/07/09	1,305		1,353,938
Kazkommerts International BV, Gtd. Notes (Netherlands)(j)	Baa1	7.00%	11/03/09	1,685		1,691,319
Kazkommerts International BV, Gtd. Notes (Netherlands)(j)	Baa1	8.50%	04/16/13	3,360		3,536,399

						6,581,656

Building Materials & Construction - 1.3%
Beazer Homes USA, Inc., Gtd. Notes	Ba1	8.625%	05/15/11	1,820		1,835,925
D.R. Horton, Inc., Gtd. Notes	Baa3	8.00%	02/01/09	500		523,225
Goodman Global Holdings, Inc., Sr. Notes, Ser. B(h)	B1	8.329%	06/15/12	2,659		2,695,561
K Hovnanian Enterprises, Inc., Gtd. Notes	Ba1	6.25%	01/15/15	2,525		2,237,781
KB Home, Notes	Ba1	6.375%	08/15/11	700		676,324
KB Home, Sr. Sub. Notes	Ba2	8.625%	12/15/08	2,800		2,869,636
KB Home, Sr. Sub. Notes	Ba2	9.50%	02/15/11	250		256,250
Nortek, Inc., Sr. Sub. Notes	B3	8.50%	09/01/14	6,725		6,355,125
Toll Corp., Sr. Sub. Notes(b)	Ba2	8.25%	02/01/11	4,150		4,191,500

						21,641,327

Cable - 4.2%
Cablevision Systems Corp., Sr. Notes, Ser. B(b)	B3	8.00%	04/15/12	875		885,938
Callahan Nordrhein-Westfalen, Sr. Disc. Notes (Germany)(c)(f)	NR	16.00%	07/15/10	7,000		70
Charter Communications Holdings I LLC, Bonds	Caa2	11.00%	10/01/15	215		194,084
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	10.00%	05/15/14	2,517		1,717,853
Charter Communications Holdings I LLC, Gtd. Notes	Caa3	11.125%	01/15/14	1,515		1,064,288
Charter Communications Holdings I LLC, Gtd. Notes	Caa3	11.75%	05/15/14	3,150		2,244,375
Charter Communications Holdings I LLC, Gtd. Notes	Caa3	13.50%	01/15/14	1,000		767,500
Charter Communications Holdings I LLC, Sec’d. Notes(b)	Caa2	11.00%	10/01/15	8,928		8,124,479
Charter Communications Holdings II LLC, Gtd. Notes	NR	10.25%	10/01/13	4,145		4,218,731
Charter Communications Holdings II LLC, Sr. Notes(b)	Caa2	10.25%	09/15/10	3,725		3,799,500
Charter Communications Holdings II LLC, Sr. Notes(b)	Caa2	10.25%	09/15/10	1,000		1,015,000
Charter Communications Holdings LLC, Bank Loan(f)(h)	B2	8.125%	04/28/13	8,500		8,533,574
Charter Communications Operating LLC, Sr. Notes(j)	B3	8.375%	04/30/14	4,440		4,512,149
Comcast Cable Communications Holdings, Inc., Gtd Notes	Baa2	8.375%	03/15/13	100	(i)	114
CSC Holdings, Inc., Debs.	B2	7.625%	07/15/18	3,800		3,890,250
CSC Holdings, Inc., Debs.	B2	7.875%	02/15/18	800		830,000
CSC Holdings, Inc., Debs., Ser. B	B2	8.125%	08/15/09	5,450		5,647,562

CSC Holdings, Inc., Sr. Notes(b)	B2	7.875%		12/15/07	3,775	3,831,625
CSC Holdings, Inc., Sr. Notes, Ser. B	B2	7.625%		04/01/11	350	359,188
CSC Holdings, Inc., Sr. Notes, Ser. B(b)	B2	8.125%		07/15/09	2,410	2,494,350
Mediacom Broadband LLC, Sr. Notes(j)	B3	8.50%		10/15/15	1,975	1,962,656
Mediacom LLC, Sr. Notes	B3	9.50%		01/15/13	875	894,688
Rogers Cable, Inc., Sr. Notes (Canada) (b)	Ba2	6.75%		03/15/15	800	808,000
UPC Broadbank Holdings BV, Bank Loan(f)(h)	B1	7.472%		03/31/13	2,500	2,493,973
UPC Broadbank Holdings BV, Bank Loan(f)(h)	B1	7.472%		12/31/13	2,500	2,493,973
Videotron Ltee, Gtd. Notes (Canada)	Ba2	6.375%		12/15/15	3,450	3,268,875
Videotron Ltee, Gtd. Notes (Canada)(b)	Ba2	6.875%		01/15/14	4,570	4,501,450

						70,554,245

Capital Goods - 5.3%
ALH Finance LLC, Sr. Sub. Notes(b)	B3	8.50%		01/15/13	1,400	1,368,500
Allied Waste of North America, Inc., Sec’d Notes, Ser. B(b)	B2	5.75%		02/15/11	5,320	5,100,550
Allied Waste of North America, Inc., Sr. Notes(b)	B2	7.25%		03/15/15	900	893,250
Allied Waste of North America, Inc., Sr. Notes	B2	7.875%		04/15/13	675	690,188
Allied Waste of North America, Inc., Sr. Notes, Ser. B	B2	8.50%		12/01/08	8,200	8,589,499
Aramark Services, Inc. Notes	B2	5.00%		06/01/12	3,425	2,802,681
Ashtead Capital, Inc., Notes(b)(j)	B3	9.00%		08/15/16	3,270	3,400,800
Avis Budget Car Rental LLC, Sr. Notes(b)(j)	Ba3	7.625%		05/15/14	1,835	1,779,950
Blount, Inc., Sr. Sub Notes(b)	B2	8.875%		08/01/12	7,825	7,805,438
Case New Holland, Inc., Gtd. Notes	Ba3	9.25%		08/01/11	3,360	3,561,600
Columbus Mckinnon Corp., Sr. Sub. Notes(b)	B2	8.875%		11/01/13	3,870	3,957,075
Hertz Corp., Sr. Notes(b)(j)	B1	8.875%		01/01/14	9,275	9,715,562
Holt Group, Inc., Gtd. Notes(c)(f)	NR	9.75%		01/15/06	800	8
Invensys PLC, Sr. Notes (United Kingdom)(j)	B2	9.875%		03/15/11	1,218	1,315,440
Johnsondiversey Holdings, Inc., Disc. Notes, Zero coupon (until 5/15/07)(b)	Caa1	10.67	%(k)	05/15/13	2,615	2,261,975
Johnsondiversey, Inc., Gtd. Notes, Ser. B(b)	B3	9.625%		05/15/12	1,550	1,557,750
Manitowoc Co., Inc., Gtd. Notes	B2	10.50%		08/01/12	6,120	6,579,000
RBS Global, Inc. and Rexnord Corp., Gtd. Notes(b)(j)	B3	9.50%		08/01/14	2,850	2,892,750
Stena AB, Sr. Notes (Sweden)(b)	Ba3	7.50%		11/01/13	5,175	5,084,438
Stena AB, Sr. Notes (Sweden)	Ba3	9.625%		12/01/12	3,375	3,628,125
Terex Corp., Gtd. Notes	B1	7.375%		01/15/14	2,790	2,803,950
Terex Corp., Gtd. Notes	B1	9.25%		07/15/11	2,825	2,976,844
Trism, Inc., Gtd. Notes(c)(f)	NR	12.00%		02/15/05	1,305	13
United Rentals North America, Inc., Gtd. Notes	B1	6.50%		02/15/12	1,800	1,737,000
United Rentals North America, Inc., Sr. Sub. Notes(b)	B3	7.75%		11/15/13	3,150	3,102,750
Valmont Industries, Inc., Gtd. Notes	Ba3	6.875%		05/01/14	4,920	4,833,900

						88,439,036

Chemicals - 4.8%
BCI Finance Corp., Sec’d. Notes(h)(j)	B3	11.197%		07/15/10	3,690	3,763,800
Equistar Chemicals LP, Gtd. Notes	B1	10.125%		09/01/08	5,420	5,738,425
Equistar Chemicals LP, Sr. Notes	B1	10.625%		05/01/11	2,185	2,343,413
Hexion U.S. Finance Corp., Sec’d. Notes	B3	9.00%		07/15/14	1,600	1,632,000
Huntsman International LLC, Gtd. Notes	B2	9.875%		03/01/09	5,459	5,691,008
Huntsman International LLC, Gtd. Notes	B3	10.125%		07/01/09	835	847,525
Huntsman International LLC, Gtd. Notes	Ba3	11.625%		10/15/10	5,301	5,857,605
IMC Global, Inc., Debs. (b)	B2	6.875%		07/15/07	2,500	2,506,250
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	10.875%		06/01/08	2,943	3,137,974
IMC Global, Inc., Gtd. Notes, Ser. B	Ba3	11.25%		06/01/11	10,599	11,195,193

Ineos Group Holdings PLC, Notes (United Kingdom) (b)(j)	B2	8.50%	02/15/16	1,450	1,381,125
Koppers, Inc., Gtd. Notes	B2	9.875%	10/15/13	5,417	5,863,902
Lyondell Chemical Co., Gtd. Notes	Ba2	9.50%	12/15/08	6,362	6,544,908
Lyondell Chemical Co., Gtd. Notes	Ba2	10.50%	06/01/13	4,050	4,455,000
Nalco Co., Sr. Notes	B1	7.75%	11/15/11	2,450	2,499,000
Nalco Co., Sr. Sub. Notes(b)	B3	8.875%	11/15/13	4,050	4,222,125
OM Group, Inc., Gtd. Notes(b)	B3	9.25%	12/15/11	2,140	2,225,600
Rhodia SA, Sr. Notes (France)(b)	B2	10.25%	06/01/10	1,602	1,794,240
Rhodia SA, Sr. Sub. Notes (France)(b)	B3	8.875%	06/01/11	4,338	4,478,985
Rockwood Specialties Group, Inc., Sr. Sub. Notes	B3	10.625%	05/15/11	2,633	2,817,310

					78,995,388

Consumer - 2.3%
Alderwoods Group, Inc., Gtd. Notes	B3	7.75%	09/15/12	950	1,023,625
Dycom Industries, Inc., Notes	Ba3	8.125%	10/15/15	3,625	3,661,250
Levi Strauss & Co., Sr. Notes	B3	8.875%	04/01/16	450	447,750
Levi Strauss & Co., Sr. Notes	B3	12.25%	12/15/12	4,870	5,430,050
Levi Strauss & Co., Sr. Unsub. Notes(b)(h)	B3	10.258%	04/01/12	950	978,500
Mac-Gray Corp., Sr. Notes	B2	7.625%	08/15/15	2,950	3,009,000
Playtex Products, Inc., Gtd. Notes(b)	Caa1	9.375%	06/01/11	6,160	6,437,200
Playtex Products, Inc., Sec’d Notes	Ba3	8.00%	03/01/11	315	326,813
Service Corp. International, Debs.	B1	7.875%	02/01/13	2,000	2,060,000
Service Corp. International, Sr. Notes(j)	B1	8.00%	06/15/17	2,100	2,010,750
Service Corp. International, Sr. Unsec’d. Notes	B1	6.50%	03/15/08	2,000	2,000,000
Simmons Bedding Co., Sr. Sub. Notes(b)	B3	7.875%	01/15/14	3,375	3,273,750
Stewart Enterprises, Inc., Sr. Notes	B1	6.25%	02/15/13	3,450	3,191,250
TDS Investor Corp., Sr. Sub. Notes(b)(j)	Caa1	11.875%	09/01/16	4,450	4,272,000

					38,121,938

Electric - 7.1%
AES Corp., Sec’d. Notes(j)	Ba3	8.75%	05/15/13	3,195	3,426,638
AES Corp., Sec’d. Notes(j)	Ba3	9.00%	05/15/15	1,625	1,750,938
AES Corp., Sr. Notes	B1	9.375%	09/15/10	9,200	9,935,999
AES Corp., Sr. Notes(b)	B1	9.50%	06/01/09	1,325	1,414,438
AES Eastern Energy LP, Pass-thru-Certs., Ser. 99-A	Ba1	9.00%	01/02/17	2,878	3,165,611
AES Eastern Energy LP, Pass-thru-Certs, Ser. 99-B	Ba1	9.67%	01/02/29	2,000	2,420,000
Aquila, Inc., Sr. Notes	B2	9.95%	02/01/11	204	223,759
CMS Energy Corp., Sr. Notes(b)	Ba3	7.50%	01/15/09	3,290	3,388,700
CMS Energy Corp., Sr. Notes(b)	Ba3	8.50%	04/15/11	1,310	1,414,800
CMS Energy Corp., Sr. Notes	Ba3	9.875%	10/15/07	4,725	4,908,094
Dynegy Holdings, Inc., Debs.	B2	7.125%	05/15/18	675	617,625
Dynegy Holdings, Inc., Debs.	B2	7.625%	10/15/26	1,425	1,300,313
Dynegy Holdings, Inc., Sr. Notes(b)	B2	6.875%	04/01/11	1,210	1,178,238
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	8.375%	05/01/16	5,875	5,977,812
Edison Mission Energy, Sr. Notes(b)	B1	7.73%	06/15/09	6,615	6,796,912
Edison Mission Energy, Sr. Notes(b)(j)	B1	7.75%	06/15/16	3,750	3,796,875
Empresa Nacional de Electricidad S.A., Notes (Chile)	Ba1	8.625%	08/01/15	4,700	5,443,248
Empresa Nacional de Electricidad S.A., Unsub. Notes (Chile)	Ba1	8.35%	08/01/13	4,415	4,953,589
Homer City Funding LLC, Gtd. Notes	Ba2	8.137%	10/01/19	1,495	1,580,963

Midwest Generation LLC, Pass-thru Certs., Ser. A(f)	Ba2	8.30%	07/02/09	4,160	4,243,617
Midwest Generation LLC, Pass-thru Certs., Ser. B	Ba2	8.56%	01/02/16	1,102	1,170,807
Midwest Generation LLC, Sr. Sec’d. Notes(f)	Ba2	8.75%	05/01/34	4,625	4,937,188
Mirant Americas Generation LLC, Sr. Notes	Caa1	8.30%	05/01/11	1,900	1,902,375
Mirant Corp., Sr. Notes(c)(f)(j)	NR	7.40%	07/15/04	1,825	18,250
Mirant North America LLC, Sr. Notes(b)	B2	7.375%	12/31/13	2,625	2,628,281
Mission Energy Holding Co., Sr. Sec’d. Notes	B2	13.50%	07/15/08	1,775	1,981,344
Nevada Power Co., Gen. Ref. Mtge. Notes, Ser. A	Ba1	8.25%	06/01/11	1,675	1,844,021
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	11,000	10,931,249
Orion Power Holdings, Inc., Sr. Notes	B2	12.00%	05/01/10	5,055	5,724,787
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B	Ba2	9.237%	07/02/17	1,684	1,865,458
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. C	Ba2	9.68%	07/02/26	250	293,750
Reliant Energy, Inc., Sec. Notes	B2	9.50%	07/15/13	4,015	4,165,563
Sierra Pacific Power Co., Gen. Ref. Mtge. Notes, Ser. A	Ba1	8.00%	06/01/08	1,505	1,556,886
Sierra Pacific Resources, Inc., Sr. Notes(b)	B1	8.625%	03/15/14	1,530	1,651,967
TECO Energy, Inc., Sr. Notes	Ba2	7.50%	06/15/10	3,800	3,990,000
TXU Corp., Sr. Notes, Ser. P(b)	Ba1	5.55%	11/15/14	1,200	1,133,734
TXU Corp., Sr. Notes, Ser. Q	Ba1	6.50%	11/15/24	2,825	2,676,535
UtiliCorp Finance, Gtd., Notes (Canada)(b)	B2	7.75%	06/15/11	1,990	2,089,500
York Power Funding Cayman Ltd., Gtd. Notes (Cayman Islands)(cost $539,993; purchased 7/31/98)(c)(f)(j)(l)	D(g)	12.00%	10/30/07	540	60,911

					118,560,775

Energy - Integrated - 0.2%
TNK-BP Finance SA, Gtd. Notes (Luxembourg)(j)	Baa2	7.50%	07/18/16	3,000	3,134,148

Energy - Other 3.6%
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.25%	01/15/18	2,650	2,457,875
Chesapeake Energy Corp., Gtd. Notes(b)	Ba2	6.50%	08/15/17	3,450	3,234,375
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.75%	01/15/15	3,054	3,115,080
Chesapeake Energy Corp., Sr. Notes	Ba2	6.375%	06/15/15	3,950	3,772,250
Chesapeake Energy Corp., Sr. Notes(b)	Ba2	7.00%	08/15/14	2,350	2,323,563
Chesapeake Energy Corp., Sr. Notes	Ba2	7.50%	06/15/14	1,000	1,011,250
Compton Petroleum Corp., Gtd. Notes (Canada)	B2	7.625%	12/01/13	2,100	2,026,500
Encore Acquisition Co., Sr. Sub. Notes	B1	6.00%	07/15/15	1,100	1,006,500
Encore Acquisition Co., Sr. Sub. Notes	B1	6.25%	04/15/14	2,400	2,244,000
Forest Oil Corp., Sr. Notes	B1	8.00%	06/15/08	440	451,550
Hanover Equipment Trust, Sec’d. Notes, Ser. A	Ba3	8.50%	09/01/08	2,053	2,078,663
Hanover Equipment Trust, Sec’d. Notes, Ser. B(b)	Ba3	8.75%	09/01/11	3,445	3,582,800
Houston Exploration Co., Sr. Sub. Notes	B2	7.00%	06/15/13	1,625	1,576,250
Kerr-McGee Corp., Sec’d. Notes	Ba2	6.95%	07/01/24	4,700	5,035,485
Magnum Hunter Resources, Inc., Gtd. Notes	B1	9.60%	03/15/12	341	360,608
Newfield Exploration Co., Sr. Sub. Notes(b)	Ba3	6.625%	09/01/14	675	660,656
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	4,200	4,084,500
Parker Drilling Co., Sr. Notes(b)	B2	9.625%	10/01/13	4,030	4,392,700
Petrohawk Energy Corp., Gtd. Notes(j)	B3	9.125%	07/15/13	3,625	3,643,125
Pioneer Natural Resource Co., Bonds	Ba1	6.875%	05/01/18	1,925	1,923,641
Pioneer Natural Resource Co., Sr. Notes	Ba1	5.875%	07/15/16	2,150	2,013,277

Plains Exploration & Production Co., Sr. Notes	Ba2	7.125%	06/15/14	1,380	1,442,100
Pogo Producing Co., Sr. Sub. Notes(b)	B1	6.875%	10/01/17	2,475	2,360,531
Pogo Producing Co., Sr. Sub. Notes(b)(j)	B1	7.875%	05/01/13	1,500	1,528,125
Pride International, Inc., Sr. Notes	Ba2	7.375%	07/15/14	2,000	2,060,000
Tesoro Corp., Sec’d. Notes(j)	Ba1	6.625%	11/01/15	1,175	1,130,938
Tesoro Corp., Sr. Notes(j)	Ba1	6.25%	11/01/12	400	385,500

					59,901,842

Foods - 2.5%
Ahold Finance USA, Inc. Gtd. Notes	Ba1	6.875%	05/01/29	2,600	2,405,000
Ahold Finance USA, Inc., Notes	Ba1	8.25%	07/15/10	1,120	1,198,400
Alberton’s LLC, Debs.	B1	7.45%	08/01/29	3,775	3,496,631
Alberton’s LLC, Debs.	B1	8.70%	05/01/30	2,050	2,067,009
Albertson’s LLC, Sr. Notes	B1	7.50%	02/15/11	1,900	1,935,741
Birds Eye Foods, Inc., Gtd. Notes	B3	11.875%	11/01/08	465	465,581
Carrols Corp., Gtd. Notes	Caa1	9.00%	01/15/13	500	510,000
Constellation Brands, Inc., Gtd. Notes	Ba2	7.25%	09/01/16	3,425	3,463,531
Dean Foods Co., Gtd. Notes	Ba2	7.00%	06/01/16	2,300	2,300,000
Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	1,830	1,919,213
Delhaize America, Inc., Gtd. Notes	Ba1	8.125%	04/15/11	3,400	3,649,178
Dole Food Co., Inc., Gtd. Notes	B3	7.25%	06/15/10	1,760	1,632,400
Dole Food Co., Inc., Sr. Notes	B3	8.625%	05/01/09	823	804,483
Domino’s, Inc., Sr. Sub. Notes	B2	8.25%	07/01/11	1,276	1,339,800
National Beef Packing Co., LLC, Sr. Notes	Caa1	10.50%	08/01/11	3,150	3,283,875
Pathmark Stores, Inc., Gtd. Notes	Caa1	8.75%	02/01/12	2,590	2,505,825
Pilgrim’s Pride Corp., Gtd. Notes	Ba3	9.625%	09/15/11	2,125	2,231,250
Smithfield Foods, Inc., Sr. Notes	Ba2	7.00%	08/01/11	1,965	1,979,738
Smithfield Foods, Inc., Sr. Notes, Ser. B(b)	Ba2	7.75%	05/15/13	140	144,200
Smithfield Foods, Inc., Sr. Notes, Ser. B	Ba2	8.00%	10/15/09	2,040	2,131,800
Stater Brothers Holdings, Inc., Sr. Notes(b)	B1	8.125%	06/15/12	2,140	2,150,700

					41,614,355

Foreign Agencies - 0.4%
Gazprom OAO, Notes (Russia)(j)	Baa1	9.625%	03/01/13	3,750	4,439,063
Gazprom OAO, Notes (Russia)	Baa1	10.50%	10/21/09	1,720	1,945,836

					6,384,899

Gaming - 5.2%
Aztar Corp., Sr. Sub. Notes(b)	Ba3	7.875%	06/15/14	5,800	6,249,499
Boyd Gaming Corp., Sr. Sub. Notes(b)	Ba3	6.75%	04/15/14	3,559	3,478,923
Boyd Gaming Corp., Sr. Sub. Notes	Ba3	8.75%	04/15/12	1,500	1,575,000
CCM Merger, Inc., Notes(b)(j)	B3	8.00%	08/01/13	7,740	7,430,399
Greektown Holdings LLC, Sr. Notes(j)	B3	10.75%	12/01/13	4,075	4,299,125
Isle of Capri Casinos, Inc., Gtd. Notes	B1	9.00%	03/15/12	2,530	2,640,688
Jacobs Entertainment, Inc., Sr. Notes(j)	B3	9.75%	06/15/14	950	940,500
Mandalay Resort Group, Sr. Notes	Ba2	9.50%	08/01/08	845	895,700
Mandalay Resort Group, Sr. Sub. Notes	B1	9.375%	02/15/10	581	620,944
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00%	10/01/09	6,565	6,482,937
MGM Mirage, Inc., Gtd. Notes	Ba2	6.625%	07/15/15	390	374,400
MGM Mirage, Inc., Gtd. Notes	Ba2	6.875%	04/01/16	5,150	4,969,750
MGM Mirage, Inc., Gtd. Notes	B1	8.375%	02/01/11	1,292	1,346,975
MGM Mirage, Inc., Gtd. Notes	B1	9.75%	06/01/07	9,051	9,265,960
MGM Mirage, Inc., Sr. Notes	Ba2	5.875%	02/27/14	1,250	1,157,813
Mohegan Tribal Gaming Authority, Sr. Notes	Baa2	6.125%	02/15/13	1,000	977,500

Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba2	6.375%	07/15/09	1,400	1,389,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba2	7.125%	08/15/14	1,000	995,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes(b)	Ba2	8.00%	04/01/12	2,845	2,944,575
Mohegan Tribal Gaming Authority, Sr. Sub. Notes(f)	Ba2	8.375%	07/01/11	400	416,000
Park Place Entertainment, Inc., Sr. Sub. Notes	Ba1	8.125%	05/15/11	3,230	3,407,650
Seneca Gaming Corp., Sr. Unsec’d. Notes, Ser. B	Ba2	7.25%	05/01/12	5,375	5,375,000
Station Casinos, Inc., Sr. Notes	Ba2	6.00%	04/01/12	5,270	5,085,550
Station Casinos, Inc., Sr. Sub. Notes(b)	Ba3	6.50%	02/01/14	1,500	1,404,375
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.625%	03/15/18	1,300	1,173,250
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.875%	03/01/16	3,155	2,957,813
Station Casinos, Inc., Sr. Unsec’d. Notes(b)	Ba2	7.75%	08/15/16	2,375	2,464,063
Trump Entertainment Resorts, Inc., Sec’d. Notes	Caa1	8.50%	06/01/15	5,095	4,872,094
Wynn Las Vegas LLC, 1st Mortgage Bond	B1	6.625%	12/01/14	1,490	1,445,300

					86,636,283

Health Care & Pharmaceutical - 7.0%
Accellent Inc., Gtd. Notes	Caa1	10.50%	12/01/13	16,563	17,225,519
Alliance Imaging, Inc., Sr. Sub. Notes(b)	B3	7.25%	12/15/12	3,775	3,529,625
Columbia/HCA Healthcare Corp., Debs.	Ba2	7.50%	12/15/23	600	465,241
Columbia/HCA Healthcare Corp., MTN	Ba2	8.70%	02/10/10	1,800	1,804,851
Columbia/HCA Healthcare Corp., MTN	Ba2	8.85%	01/01/07	259	260,414
Columbia/HCA Healthcare Corp., MTN	Ba2	9.00%	12/15/14	4,965	4,642,399
Concentra Operating Corp., Gtd. Notes	B3	9.125%	06/01/12	2,275	2,366,000
Concentra Operating Corp., Gtd. Notes	B3	9.50%	08/15/10	200	208,000
Coventry Health Care, Inc., Sr. Notes	Ba1	6.125%	01/15/15	1,000	992,344
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125%	02/15/12	2,675	2,795,375
Elan Finance PLC, Gtd. Notes (Ireland)(h)	B3	9.405%	11/15/11	1,020	1,030,200
Hanger Orthopedic Group, Inc., Sr. Notes(b)	Caa2	10.25%	06/01/14	3,500	3,552,500
HCA, Inc., Notes(b)	Ba2	5.25%	11/06/08	2,000	1,975,000
HCA, Inc., Notes	Ba2	6.25%	02/15/13	3,500	2,922,500
HCA, Inc., Notes	Ba2	8.75%	09/01/10	2,200	2,222,000
HCA, Inc., Sr. Unsec’d. Notes	Ba2	5.50%	12/01/09	5,000	5,006,250
HCA, Inc., Sr. Unsec’d. Notes	Ba2	6.375%	01/15/15	2,000	1,615,000
Healthsouth Corp., Sr. Notes(b)(j)	Caa1	10.75%	06/15/16	1,550	1,582,938
IASIS Healthcare LLC, Sr. Sub. Notes	B3	8.75%	06/15/14	2,675	2,588,063
Inverness Medical Innovations, Inc., Sr. Sub. Notes(b)(f)	Caa2	8.75%	02/15/12	4,505	4,437,425
Medco Health Solutions, Inc., Sr. Notes	Baa3	7.25%	08/15/13	455	493,849
MedQuest, Inc., Gtd. Notes, Ser. B	Caa1	11.875%	08/15/12	840	732,900
Omnicare, Inc., Sr. Sub. Notes	Ba2	6.125%	06/01/13	2,500	2,362,500
Omnicare, Inc., Sr. Sub. Notes	Ba2	6.875%	12/15/15	1,800	1,748,250
Res-Care, Inc., Sr. Notes	B1	7.75%	10/15/13	4,800	4,788,000
Select Medical Corp., Gtd. Notes	B2	7.625%	02/01/15	4,125	3,475,313
Senior Housing Properties Trust, Sr. Notes	Ba2	7.875%	04/15/15	1,300	1,339,000
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625%	01/15/12	3,730	4,005,088
Skilled Healthcare Group, Inc., Sr. Sub. Notes(j)	Caa1	11.00%	01/15/14	11,505	12,310,349
Tenet Healthcare Corp., Sr. Notes(b)	Caa1	9.25%	02/01/15	2,710	2,608,375
Vanguard Health Holdings Co. II, Sr. Sub. Notes(b)	Caa1	9.00%	10/01/14	2,990	2,900,300
Ventas Realty LP, Gtd. Notes	Ba2	7.125%	06/01/15	4,500	4,629,375
Ventas Realty LP, Gtd. Notes	Ba2	8.75%	05/01/09	2,000	2,127,500
Ventas Realty LP, Gtd. Notes	Ba2	9.00%	05/01/12	3,648	4,067,520

Ventas Realty LP, Sr. Notes(b)	Ba2	6.50%		06/01/16	1,000	993,750
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75%		02/01/15	7,005	7,250,175

						117,053,888

Lodging - 2.2%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50%		06/01/11	6,275	6,643,655
Felcor Lodging LP, Sr. Notes(h)	Ba3	9.570%		06/01/11	1,875	1,907,813
Gaylord Entertainment Co., Sr. Notes	B3	8.00%		11/15/13	2,000	2,035,000
Hilton Hotels Corp., Notes	Ba2	7.625%		12/01/12	1,050	1,116,938
Hilton Hotels Corp., Sr. Notes	Ba2	7.50%		12/15/17	450	479,813
Host Marriott LP, Gtd. Notes, Ser. I	Ba2	9.50%		01/15/07	4,850	4,892,438
Host Marriott LP, Sr. Notes	Ba2	6.75%		06/01/16	4,600	4,536,750
Host Marriott LP, Sr. Notes(b)	Ba2	7.125%		11/01/13	3,890	3,938,625
Host Marriott LP, Sr. Notes, Ser. M(b)	Ba2	7.00%		08/15/12	8,150	8,241,687
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	6.875%		12/01/13	1,300	1,295,636
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	8.75%		02/02/11	1,150	1,252,712

						36,341,067

Media & Entertainment - 7.6%
AMC Entertainment, Inc., Gtd Notes(b)	B3	11.00%		02/01/16	2,465	2,686,850
AMC Entertainment, Inc., Gtd. Notes, Ser. B	Ba3	8.625%		08/15/12	2,125	2,194,063
AMC Entertainment, Inc., Sr. Sub. Notes	B3	8.00%		03/01/14	675	634,500
Cinemark, Inc., Sr. Disc. Notes, Zero Coupon (until 03/15/09)	B3	9.75	%(k)	03/15/14	3,050	2,432,375
Dex Media East LLC, Gtd. Notes	B2	12.125%		11/15/12	7,298	8,146,392
Dex Media West LLC, Sr. Sub. Notes, Ser. B	B2	9.875%		08/15/13	7,725	8,342,999
Dex Media, Inc., Notes	B3	8.00%		11/15/13	2,825	2,803,813
DirecTV Holdings LLC, Gtd. Notes	Ba3	6.375%		06/15/15	2,777	2,610,380
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%		10/01/14	4,675	4,447,094
Echostar DBS Corp., Gtd. Notes(j)	Ba3	7.125%		02/01/16	4,225	4,082,406
Formula One Group, Inc., Bank Loan(f)	NR	7.24%		12/31/07	11,405	11,404,907
Gray Television, Inc., Gtd. Notes	B1	9.25%		12/15/11	4,605	4,817,981
Intelsat Bermuda Ltd., Gtd Notes (Bermuda)(j)	B2	9.25%		06/15/16	2,900	3,048,625
Intelsat Bermuda, Ltd., Sr. Notes (Bermuda)(j)	Caa1	11.25%		06/15/16	7,675	8,154,687
Intelsat Subsidiary Holding Co., Ltd., Sr. Notes (Bermuda)	B2	8.25%		01/15/13	7,610	7,705,124
Intrawest Corp., Sr. Notes (Canada)	B1	7.50%		10/15/13	4,625	4,966,094
Medianews Group, Inc., Sr. Sub. Notes	B2	6.375%		04/01/14	2,375	2,095,938
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875%		10/01/13	1,375	1,271,875
Morris Publishing Group LLC, Gtd. Notes	B1	7.00%		08/01/13	1,050	992,250
Nielsen Finance LLC, Sr. Notes(b)(j)	B3	10.00%		08/01/14	2,375	2,455,156
Primedia, Inc., Sr. Notes(h)	B2	8.875%		05/15/11	2,000	1,955,000
Primedia, Inc., Sr. Notes(h)	B2	10.78%		05/15/10	2,145	2,193,263
Quebecor Media, Inc. Sr. Notes (Canada)(b)	B2	7.75%		03/15/16	2,930	2,933,663
Quebecor World Capital Corp., Sr. Notes (Canada)(j)	Ba3	8.75%		03/15/16	415	399,438
R.H. Donnelley Finance Corp I., Gtd. Notes (cost $2,995,000; purchased 6/15/06)(j)(l)	B2	10.875%		12/15/12	2,995	3,294,500
R.H. Donnelley, Inc., Gtd. Notes	B2	10.875%		12/15/12	800	880,000
R.H. Donnelley Corp., Sr. Disc. Notes., Ser. A-1	B3	6.875%		01/15/13	1,300	1,186,250
R.H. Donnelley Corp., Sr. Disc. Notes., Ser. A-2(b)	B3	6.875%		01/15/13	7,700	7,026,249
R.H. Donnelly Corp., Sr. Notes, Series A-3(b)	B3	8.875%		01/15/16	1,310	1,313,275
Rainbow National Services LLC, Sr. Notes(j)	B2	8.75%		09/01/12	2,000	2,140,000
Rainbow National Services LLC, Sr. Sub. Debs.(j)	B3	10.375%		09/01/14	325	367,250

Sinclair Broadcast Group, Inc., Gtd. Notes	Ba3	8.00%	03/15/12	875	887,031
Sinclair Broadcast Group, Inc., Gtd. Notes(b)	Ba3	8.75%	12/15/11	2,500	2,606,250
Six Flags, Inc., Sr. Notes(b)	Caa1	9.625%	06/01/14	565	502,850
Universal City Florida Holding Co. I/II, Sr. Notes(b)	B3	8.375%	05/01/10	4,050	4,065,188
Vail Resorts, Inc., Sr. Sub. Notes	B1	6.75%	02/15/14	2,295	2,243,363
Vertis, Inc., Gtd. Notes, Ser. B(b)	Caa1	10.875%	06/15/09	900	904,500
Vertis, Inc., Sec’d. Notes	B1	9.75%	04/01/09	3,765	3,797,944
Warner Music Group Sr. Sub. Notes	B2	7.375%	04/15/14	1,250	1,218,750

					125,208,273

Metals - 4.3%
AK Steel Corp., Gtd. Notes	B2	7.75%	06/15/12	2,517	2,450,929
AK Steel Corp., Gtd. Notes(b)	B2	7.875%	02/15/09	712	709,330
Arch Western Finance LLC, Notes	B1	6.75%	07/01/13	3,635	3,489,600
Century Aluminum Co., Gtd. Notes	B1	7.50%	08/15/14	4,352	4,352,000
Chaparral Steel Co., Gtd. Notes	B2	10.00%	07/15/13	5,000	5,575,000
CSN Islands VII Corp., Gtd. Notes (Cayman Islands)(j)	BB(g)	10.75%	09/12/08	4,945	5,359,144
Earle M. Jorgensen Co., Sec’d. Notes	Ba3	9.75%	06/01/12	5,750	6,130,937
Gerdau AmeriSteel Corp., Sr. Notes	Ba3	10.375%	07/15/11	4,225	4,552,438
Indalex Holdings Corp., Sec’d. Notes(j)	Caa1	11.50%	02/01/14	2,300	2,438,000
Ispat Inland ULC, Sec’d. Notes (Canada)	Baa3	9.75%	04/01/14	3,164	3,563,455
Massey Energy Co., Sr. Notes	B2	6.625%	11/15/10	250	243,750
Metals USA, Inc., Sec’d Notes	B3	11.125%	12/01/15	6,575	7,199,624
Novelis, Inc., Sr. Notes (Canada)(j)	B3	8.25%	02/15/15	5,715	5,429,250
Peabody Energy Corp., Sr. Notes	Ba1	5.875%	04/15/16	1,450	1,330,375
PNA Group, Inc., Sr. Notes (cost $3,700,000; purchased 8/04/06) (f)(j)(l)	B3	10.75%	09/01/16	3,700	3,801,750
Ryerson Tull, Inc., Sr. Notes(b)	B3	8.25%	12/15/11	2,485	2,460,150
Southern Copper Corp., Sr. Notes	Baa2	7.50%	07/27/35	3,550	3,715,480
United States Steel Corp., Sr. Notes	Ba1	9.75%	05/15/10	2,200	2,348,500
United States Steel Corp., Sr. Notes	Ba1	10.75%	08/01/08	5,000	5,406,250

					70,555,962

Non Captive Finance - 0.1%
Residential Capital Corp., Sr. Unsec’d. Notes	Baa3	6.375%	06/30/10	2,330	2,357,443

Packaging - 2.9%
Berry Plastics Holding Corp., Sec’d Notes(j)	B2	8.875%	09/15/14	3,375	3,391,875
Berry Plastics Holding Corp., Sec’d Notes(b)(j)	B2	9.265%	09/15/14	2,025	2,035,125
Crown Americas LLC, Sr. Notes	B1	7.625%	11/15/13	8,000	8,100,000
Crown Cork & Seal PLC, Gtd. Notes (United Kingdom) (b)	B2	7.00%	12/15/06	1,850	1,850,000
Graham Packaging Co., Inc. Gtd. Notes(b)	Caa1	8.50%	10/15/12	3,600	3,564,000
Graham Packaging Co., Inc. Sub. Notes(b)	Caa1	9.875%	10/15/14	3,925	3,856,313
Greif Brothers Corp., Gtd. Notes	Ba3	8.875%	08/01/12	8,925	9,326,624
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba2	7.75%	05/15/11	4,250	4,366,875
Owens-Brockway Glass Container, Inc., Sr. Sec’d. Notes	Ba2	8.75%	11/15/12	7,755	8,181,525
Silgan Holdings, Inc., Sr. Sub. Notes(b)	B1	6.75%	11/15/13	2,825	2,789,688

					47,462,025

Paper - 3.1%
Abitibi-Consolidated Co. of Canada, Gtd. Notes (Canada) (b)	B2	8.375%	04/01/15	900	819,000
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B2	5.25%	06/20/08	1,617	1,552,320
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B2	6.00%	06/20/13	2,270	1,844,375
Abitibi-Consolidated, Inc., Notes (Canada)	B2	7.75%	06/15/11	880	805,200
Abitibi-Consolidated, Inc., Notes (Canada) (b)	B2	8.55%	08/01/10	5,500	5,458,750
Ainsworth Lumber Co., Ltd., Gtd. Notes (Canada)(h)	B2	9.122%	10/01/10	1,100	907,500
Ainsworth Lumber Co., Ltd., Sr. Notes (Canada)	B2	6.75%	03/15/14	5,055	3,538,500
Bowater Canada Finance, Gtd. Notes (Canada)	B2	7.95%	11/15/11	2,150	2,053,250
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13	4,725	4,606,875
Catalyst Paper Corp., Gtd. Notes, Ser. D (Canada)	B2	8.625%	06/15/11	5,220	5,128,650
Catalyst Paper Corp., Sr. Notes (Canada)	B2	7.375%	03/01/14	1,000	920,000
Cellu Tissue Holdings, Inc., Sr. Sec’d Notes	B2	9.75%	03/15/10	4,000	3,930,000
Domtar, Inc., Notes (Canada)	B2	7.875%	10/15/11	650	646,750
Georgia-Pacific Corp., Debs. (b)	B2	7.375%	12/01/25	1,000	945,000
Graphic Packaging International Corp., Sr. Notes(b)	B2	8.50%	08/15/11	2,505	2,561,363
Graphic Packaging International Corp., Sr. Sub. Notes(b)	B3	9.50%	08/15/13	3,550	3,629,875
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75%	11/15/13	2,670	2,216,100
Norampac, Inc., Sr. Notes (Canada)	B1	6.75%	06/01/13	3,075	2,905,875
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	8.375%	07/01/12	1,340	1,286,400
Stone Container Finance, Gtd. Notes	B2	7.375%	07/15/14	2,025	1,842,750
Tembec Industries, Inc., Gtd. Notes (Canada)	Ca	7.75%	03/15/12	3,870	1,954,350
Verso Paper Holdings LLC, Sec’d Notes(j)	B2	9.125%	08/01/14	1,500	1,509,375
Verso Paper Holdings LLC, Sec’d Notes(j)	B2	9.235%	08/01/14	430	434,300

					51,496,558

Pipelines & Others - 4.2%
AmeriGas Partners LP, Sr. Notes	B1	7.125%	05/20/16	3,600	3,546,000
ANR Pipeline Co., Notes	Ba1	8.875%	03/15/10	50	52,433
El Paso Corp., Sr. Notes(b)	B2	7.00%	05/15/11	8,505	8,558,155
El Paso Production Holding Co., Gtd. Notes	B1	7.75%	06/01/13	12,265	12,540,962
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75%	05/01/14	1,175	1,148,563
Inergy LP, Sr. Notes	B1	6.875%	12/15/14	3,000	2,872,500
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%	3/01/16	1,050	1,086,750
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125	06/15/14	1,975	2,014,500
Southern Natural Gas Co., Unsub. Notes	Ba1	8.875%	03/15/10	2,900	3,041,129
Targa Resources, Inc., Gtd. Notes(j)	B3	8.50%	11/01/13	1,475	1,471,313
Tennessee Gas Pipeline Co., Debs.	Ba1	7.00%	03/15/27	3,530	3,544,787
Tennessee Gas Pipeline Co., Debs.	Ba1	7.00%	10/15/28	2,125	2,116,424
Tennessee Gas Pipeline Co., Debs.	Ba1	7.625%	04/01/37	4,615	4,876,011
Williams Cos., Inc., Debs., Ser. A(b)	Ba2	7.50%	01/15/31	2,075	2,049,063
Williams Cos., Inc., Notes(b)	Ba2	7.125%	09/01/11	4,475	4,586,875
Williams Cos., Inc., Notes	Ba2	7.75%	06/15/31	1,925	1,925,000
Williams Cos., Inc., Notes	Ba2	7.875%	09/01/21	4,955	5,177,974
Williams Cos., Inc., Sr. Notes	Ba2	7.625%	07/15/19	525	546,000
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	8.125%	03/15/12	7,445	7,947,537

					69,101,976

Railroads - 0.2%
Kansas City Southern Railway, Gtd. Notes	B3	7.50%	06/15/09	2,750	2,750,000

Retailers - 2.2%
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00%	03/15/14	1,100	1,086,250
Couche-Tard Finance Corp., Sr. Sub. Notes	Ba2	7.50%	12/15/13	2,475	2,512,125
GSC Holdings Corp., Gtd. Notes(b)	B1	8.00%	10/01/12	1,195	1,230,850
GSC Holdings Corp., Gtd. Notes(h)	B1	9.383%	10/01/11	4,450	4,628,000
Jean Coutu Group (PJC), Inc., Sr. Notes (Canada)	B3	7.625%	08/01/12	800	841,000
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes (Canada) (b)	Caa2	8.50%	08/01/14	2,835	2,728,688
Neiman Marcus Group, Inc., Gtd. Notes(b)	B3	10.375%	10/15/15	6,320	6,825,599
Pantry, Inc., Sr. Sub. Notes	B3	7.75%	02/15/14	3,025	3,032,563
Rite Aid Corp., Gtd. Notes(b)	B2	7.50%	01/15/15	2,300	2,179,250
Rite Aid Corp., Sec’d. Notes	B2	8.125%	05/01/10	5,595	5,608,987
Sonic Automotive, Inc., Sr. Sub. Notes, Ser. B	B1	8.625%	08/15/13	805	811,038
Stripes Acquisition LLC, Sr. Notes(j)	B3	10.625%	12/15/13	4,250	4,526,250

					36,010,600

Technology - 3.6%
Amkor Technology, Inc., Sr. Notes(b)	Caa1	7.125%	03/15/11	800	736,000
Ampex Corp., Sec’d. Notes(c)(f)	NR	12.00%	08/15/08	715	178,644
Avago Technologies, Sr. Notes (Singapore)(j)	B2	10.125%	12/01/13	5,260	5,575,600
Avago Technologies, Sr. Sub. Notes (Singapore)(b)(j)	Caa1	11.875%	12/01/15	1,360	1,492,600
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.25%	11/15/14	200	194,000
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.50%	05/15/13	1,990	1,970,100
Freescale Semiconductor, Inc., Sr. Notes	Ba1	7.125%	07/15/14	1,310	1,404,975
Iron Mountain, Inc., Gtd. Notes	B3	8.625%	04/01/13	5,225	5,342,563
Nortel Networks Corp., Gtd. Notes (Canada)	B3	4.25%	09/01/08	2,175	2,077,125
Nortel Networks, Ltd., Gtd. Notes (Canada)(b)(j)	B3	10.125%	07/15/13	1,200	1,266,000
Sanmina-SCI Corp., Gtd. Notes(b)	Ba3	6.75%	03/01/13	440	414,700
Sanmina-SCI Corp., Sr. Sub. Notes(b)	Ba3	8.125%	03/01/16	2,800	2,744,000
Seagate Technology, HDD Holdings, Gtd. Notes (Cayman Islands)	BB+(g)	8.00%	05/15/09	3,950	4,108,000
Sensata Technologies BV, Sr. Notes (Netherlands)(j)	B3	8.00%	05/01/14	6,500	6,321,250
Serena Software, Inc., Sr. Sub. Notes	Caa1	10.375%	03/15/16	5,840	6,117,400
Spansion Inc., Sr. Notes(b)(j)	B2	11.25%	01/15/16	5,300	5,551,750
STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba2	6.75%	11/15/11	1,810	1,737,600
Sungard Data Systems, Inc., Sr. Sub. Notes(b)	Caa1	10.25%	08/15/15	5,230	5,386,900
Sungard Data Systems, Inc., Sr. Unsec’d Notes(h)(j)	Caa1	9.973%	08/15/13	2,000	2,075,000
Unisys Corp., Sr. Notes	B2	6.875%	03/15/10	500	472,500
Unisys Corp., Sr. Notes	B2	8.00%	10/15/12	465	434,775
Xerox Corp., Gtd. Notes	Ba1	9.75%	01/15/09	590	638,675
Xerox Corp., Sr. Notes	Ba1	6.875%	08/15/11	1,350	1,390,500
Xerox Corp., Sr. Unsec’d. Notes(b)	Ba1	6.40%	03/15/16	1,525	1,517,375

					59,148,032

Telecommunications - 6.1%
American Cellular Corp., Sr. Notes, Ser. B	B3	10.00%	08/01/11	1,000	1,047,500

Centennial Communications Corp., Sr. Notes	B2	8.125%	02/01/14	2,875	2,831,875
Centennial Communications Corp., Sr. Notes	Caa1	10.00%	01/01/13	225	227,813
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.25%	07/15/13	1,275	1,303,688
Cincinnati Bell, Inc., Sr. Sub. Notes(b)	B2	8.375%	01/15/14	2,590	2,615,900
Citizens Communications Co., Notes	Ba2	9.25%	05/15/11	2,475	2,728,688
Citizens Communications Co., Sr. Notes	Ba2	6.25%	01/15/13	4,400	4,279,000
Citizens Communications Co., Sr. Notes	Ba2	9.00%	08/15/31	1,900	2,037,750
Dobson Cellular Systems, Inc., Sec’d. Notes(b)	Ba3	8.375%	11/01/11	1,400	1,454,250
Dobson Communications Corp., Sr. Notes(b)(h)	Caa2	9.624%	10/15/12	975	994,500
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(h)	B3	10.789%	05/01/13	3,350	3,425,375
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)	B3	12.50%	05/01/15	2,000	2,100,000
Level 3 Financing, Inc., Sr. Notes(b)	B2	12.25%	03/15/13	10,950	12,209,249
Nextel Partners, Inc., Sr. Notes	Ba3	8.125%	07/01/11	5,875	6,168,750
Nordic Telephone Co., Holdings ApS, Sr. Notes, (Denmark)(b)(j)	B2	8.875%	05/01/16	4,950	5,203,688
Qwest Communications International, Inc., Gtd. Notes, Ser. B	B2	7.50%	02/15/14	6,225	6,240,563
Qwest Corp., Debs.	Ba2	6.875%	09/15/33	1,030	939,875
Qwest Corp., Debs.	Ba2	7.50%	06/15/23	500	495,000
Qwest Corp., Notes	Ba2	8.875%	03/15/12	2,375	2,591,719
Qwest Corp., Sr. Notes(j)	Ba2	7.50%	10/01/14	3,900	4,026,750
Qwest Corp., Sr. Notes	Ba2	7.625%	06/15/15	10,825	11,230,937
Qwest Corp., Sr. Notes(b)	Ba2	7.875%	09/01/11	7,710	8,095,499
Rogers Wireless, Inc., Debs. (Canada)	Ba2	9.75%	06/01/16	425	533,375
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	6.375%	03/01/14	4,000	3,985,000
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	9.625%	05/01/11	1,300	1,469,000
Rogers Wireless, Inc., Sr. Sub. Notes (Canada)	B1	8.00%	12/15/12	425	451,563
Rural Cellular Corp., Sr. Notes	B3	9.875%	02/01/10	20	20,850
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%	02/15/14	2,075	2,183,938
UbiquiTel Operating Co., Sr. Notes	B3	9.875%	03/01/11	4,300	4,665,500
Windstream Corp., Sr. Notes(b)(j)	Ba3	8.625%	08/01/16	5,950	6,366,499

					101,924,094

Tobacco - 0.3%
Reynolds American, Inc., Sec’d Notes(j)	Ba3	6.50%	07/15/10	1,260	1,271,697
Reynolds American, Inc., Sec’d Notes(j)	Ba3	7.625%	06/01/16	3,400	3,526,850

					4,798,547

TOTAL CORPORATE BONDS (cost $1,483,147,924)					1,498,219,647

SOVEREIGN - 1.6%
Federal Republic of Argentina, Bonds(h)	B3	3.00%	04/30/13	4,589	3,444,326
Federal Republic of Argentina, Bonds(h)	B3	5.59%	08/03/12	2,685	2,478,574
Federal Republic of Brazil, Notes	Ba2	8.75%	02/04/25	3,350	3,989,850
Federal Republic of Brazil, Unsub. Notes	Ba2	10.00%	08/07/11	1,920	2,257,920
Federal Republic of Colombia, Notes(b)	Ba2	10.00%	01/23/12	3,352	3,906,756
Federal Republic of Peru, Bonds(b)	Ba3	8.375%	05/03/16	3,330	3,837,825
Federal Republic of Philippines, Bonds	B1	9.375%	01/18/17	5,015	5,917,700

TOTAL SOVEREIGN (cost $23,735,449)					25,832,951

	Shares
COMMON STOCKS - 0.5%
Cable - 0.1%
Adelphia Business Solutions, Inc.(a)(f)	25,755	424,958
Classic Communications, Inc.(a)(f)	6,000	60
Liberty Global, Inc.(a)	42,222	1,058,082
NTL, Inc.(a)	8,521	216,689

		1,699,789

Capital Goods
Trism, Inc.(a)(f)	82,628	83

Electric - 0.1%
Mirant Corp.(a)	61,702	1,685,082
York Research Corp.(a)(f)	4,155	4

		1,685,086

Food
Premium Standard Farms, Inc.(f)	17,260	328,803

Media & Entertainment - 0.1%
Liberty Media, Inc.(a)	41,633	1,071,633

Retail
Stage Stores, Inc.	67	1,966

Technology - 0.1%
Xerox Corp.(a)	137,561	2,140,449

Telecommunications - 0.1%
IMPSAT Fiber Networks, Inc. (Argentina)(a)	29,831	232,682
Netia SA (Poland)	238,168	355,923
TELUS Corp. (Canada)	16,866	943,990

		1,532,595

Utilities Gas & Electric
Kaiser Group Holdings, Inc.(a)	8,894	275,714

TOTAL COMMON STOCKS (cost $8,169,687)		8,736,118

PREFERRED STOCK S - 0.7%
Building Materials & Construction - 0.1%
New Millenium Homes LLC(a)(f)	3,000	894,000

Cable
Adelphia Communications Corp.,(a)(f)	5,000	1,250
PTV, Inc., Ser. A, 10.00%(a)	13	38

		1,288

Food
AmeriKing, Inc., 13.00%(a)(c)(f)		36,672	37

Media & Entertainment - 0.6%
Ion Media Networks, Inc., PIK, 14.25%		1,230	10,200,701

Telecommunications
World Access, Inc., 13.25%(a)(f)		1,434	1

TOTAL PREFERRED STOCKS (cost $12,656,293)			11,096,027

	Expiration Date	Units
WARRANTS(a)(f)
Cable
TVN Entertainment	8/21/11	9,347	5,421

Chemicals
Sterling Chemical Holdings, Inc.	8/15/08	560	1

Consumer
ICON Fitness Corp.	9/27/09	18,093	181

Media & Entertainment
XM Satellite Radio, Inc.(j)	3/15/10	5,005	5

Technology
Viasystems Group, Inc.	1/31/10	45,109	5

Telecommunications
Allegiance Telecommunications, Inc.	2/03/08	3,800	4
GT Group Telecommunications, Inc. (Canada)(cost $0; purchased 1/27/00) (j)(l)	2/01/10	3,050	3
Price Communications Corp.	8/01/07	6,880	368,692
Verado Holdings, Inc., Ser. B	4/15/08	1,175	807
Versatel Telecommunications	5/15/08	2,000	2

			369,508

TOTAL WARRANTS (cost $4,213,592)			375,121

TOTAL LONG-TERM INVESTMENTS (cost $1,531,922,945)			1,544,259,864

		Shares
SHORT-TERM INVESTMENTS - 21.1%
AFFILIATED MUTUAL FUNDS(e)
Dryden Core Investment Fund - Short-Term Bond Series		5,640,076	56,457,160
Dryden Core Investment Fund - Taxable Money Market Series (cost $292,575,475 includes $275,077,355 of cash collateral received for securities on loan)(d)		292,575,475	292,575,475

TOTAL SHORT-TERM INVESTMENTS (cost $349,008,662)			349,032,635

TOTAL INVESTMENTS(m) - 114.3% (cost $1,880,931,607)	1,893,292,499

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(n) – (14.3%)	(236,327,232)

NET ASSETS - 100.0%	$1,656,965,267

See Notes to Financial Statements.

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $267,695,418; cash collateral of $275,077,355 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Short-Term Bond Series and the Dryden Core Investment Fund – Taxable Money Market Series.
(f)	Indicates a security that has been deemed illiquid.
(g)	Standard & Poor’s rating.
(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2006.
(i)	Amount is actual; not rounded to thousands.
(j)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(k)	Interest rate reflected represents the rate that would be in effect from the date the bond steps up from zero to an interest paying bond.
(l)	Indicates a restricted security; the aggregate cost of such securities is $8,559,811. The aggregate value of $8,511,102 is approximately 0.5% of net assets.
(m)	As of September 30, 2006 nine securities representing $1,564,184 and 0.1% of the Net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(n)	Liabilities in excess of other assets include credit default swaps as follows:

Credit default swap agreements outstanding at September 30, 2006:

Counterparty(1)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services	09/20/09	$2,000	4.65%	General Motors Corp., 7.125%, 07/15/13	$5,743
Morgan Stanley Capital Services	09/20/10	2,500	4.20	Lear Corp., 8.11%, 05/15/08	(42,829)

					$(37,086)

(1)	Portfolio pays the floating rate and receives the fixed rate.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%

COMMON STOCKS
Aerospace & Defense — 4.9%
Honeywell International, Inc.	194,300	$7,946,870
United Technologies Corp.	89,300	5,657,155

		13,604,025

Beverages— 2.0%
PepsiCo, Inc.	83,400	5,442,684

Biotechnology— 2.7%
Gilead Sciences, Inc.(a)	109,500	7,522,650

Building Products— 2.4%
American Standard Companies, Inc.	156,600	6,572,502

Capital Markets— 7.0%
Bank of New York Co., Inc. (The)	203,600	7,178,936
Merrill Lynch & Co., Inc.	65,600	5,131,232
UBS AG	117,600	6,974,856

		19,285,024

Chemicals— 2.8%
E.I. du Pont de Nemours & Co.	179,400	7,685,496

Commercial Services & Supplies— 2.7%
Waste Management, Inc.	201,300	7,383,684

Communications Equipment— 7.1%
Cisco Systems, Inc.(a)	275,100	6,327,300
Motorola, Inc.	289,600	7,240,000
QUALCOMM, Inc.	163,700	5,950,495

		19,517,795

Computers & Peripherals— 3.0%
Apple Computer, Inc.(a)	107,000	8,242,210

Diversified Financial Services—3.7%
Intercontinentalexchange, Inc.(a)	51,900	3,896,133
NYSE Group, Inc.(a)	82,100	6,136,975

		10,033,108

Food & Staples Retailing— 5.0%
Kroger Co. (The)	301,200	6,969,768
Wal-Mart Stores, Inc.	135,900	6,702,588

		13,672,356

Food Products— 5.8%
Cadbury Schweppes PLC, ADR (United Kingdom)	172,700	7,386,379
ConAgra Foods, Inc.	348,600	8,533,728

		15,920,107

Health Care Providers & Services— 2.3%
WellPoint, Inc.(a)	80,500	6,202,525

Independent Power Producers & Energy Traders— 2.5%
NRG Energy, Inc.(a)	150,000	6,795,000

Insurance— 7.1%
American International Group, Inc.	194,800	12,907,448
Axis Capital Holdings Ltd.	196,800	6,826,992

		19,734,440

Internet Software & Services— 2.6%
Google, Inc. (Class A Stock)(a)	17,800	7,153,820

Media— 2.3%
Disney (Walt) Co.	205,400	6,348,914

Metals & Mining— 2.7%
Phelps Dodge Corp.	88,200	7,470,540

Multiline Retail— 2.4%
Federated Department Stores, Inc.	150,700	6,511,747

Multi-Utilities— 2.7%
Sempra Energy	147,300	7,401,825

Office Electronics— 2.5%
Xerox Corp.(a)	443,100	6,894,636

Oil, Gas & Consumable Fuels— 9.7%
Nexen, Inc.	139,500	7,457,670
Occidental Petroleum Corp.	109,100	5,248,801
Suncor Energy, Inc.	93,900	6,765,495
Valero Energy Corp.	142,800	7,349,916

		26,821,882

Pharmaceuticals— 5.2%
Novartis AG, ADR (Switzerland)	118,400	6,919,296
Roche Holding AG, ADR (Switzerland)	84,400	7,275,921

		14,195,217

Semiconductors & Semiconductor Equipment—1.4%
Marvell Technology Group, Ltd.(a)	192,000	3,719,040

Software— 2.7%
Adobe Systems, Inc.(a)	197,700	7,403,865

Wireless Telecommunication Services— 2.2%
Alltel Corp.	111,400	6,182,700

TOTAL LONG-TERM INVESTMENTS (cost $223,819,953)		267,717,792

SHORT-TERM INVESTMENTS— 2.8%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund – Taxable Money Market Series (cost $7,775,414)(b)	7,775,414	7,775,414

TOTAL INVESTMENTS— 100.2% (cost $231,595,367)		275,493,206
LIABILITIES IN EXCESS OF OTHER ASSETS— (0.2)%		(656,516)

NET ASSETS— 100.0%		$274,836,690

The following abbreviation is used in the portfolio descriptions:

ADR    American Depositary Receipt

(a)	Non –income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the Dryden Core Investment Fund — Taxable Money Market Series.

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS

Aerospace & Defense 3.9%
Boeing Co.	506,700	$39,953,295
United Technologies Corp.	622,400	39,429,040

		79,382,335

Beverages 2.8%
PepsiCo, Inc.	879,000	57,363,540

Biotechnology 6.8%
Amgen, Inc.(a)	423,800	30,314,414
Genentech, Inc.(a)	635,100	52,522,770
Gilead Sciences, Inc.(a)(b)	774,300	53,194,410

		136,031,594

Capital Markets 7.5%
Charles Schwab Corp. (The)	2,074,300	37,129,970
Goldman Sachs Group, Inc. (The)	171,500	29,012,655
Merrill Lynch & Co., Inc.(b)	389,400	30,458,868
UBS AG	909,600	53,948,376

		150,549,869

Chemicals 0.2%
Monsanto Co.	98,600	4,635,186

Communications Equipment 9.2%
Cisco Systems, Inc.(a)	2,020,100	46,462,300
Corning, Inc.(a)	1,148,200	28,027,562
Motorola, Inc.	1,826,700	45,667,500
Nokia Corp., ADR (Finland)	1,047,200	20,619,368
QUALCOMM, Inc.	1,063,200	38,647,320
Research In Motion Ltd. (a)(b)	54,900	5,636,034

		185,060,084

Computers & Peripherals 2.5%
Apple Computer, Inc.(a)	649,000	49,992,470

Consumer Finance 2.0%
American Express Co.	734,500	41,190,760

Diversified Financial Services 2.1%
KKR Private Equity Investors LLP, RDU, 144A (Netherlands) (cost $20,052,007; Purchased 5/3/06 – 5/5/06)(a)(e)(f)	804,900	17,104,125
NYSE Group Inc.(a)(b)	326,100	24,375,975

		41,480,100

Electronic Equipment & Instruments 1.0%
Agilent Technologies, Inc.(a)	644,400	21,065,436

Energy Equipment & Services 1.7%
Schlumberger Ltd.(b)	553,500	34,333,605

Food & Staples Retailing 1.9%
Whole Foods Market, Inc.	660,600	39,259,458

Health Care Equipment & Supplies 3.8%
Alcon, Inc.	429,200	49,143,400
St. Jude Medical, Inc.(a)	778,900	27,487,381

		76,630,781

Health Care Providers & Services 4.9%
Caremark Rx, Inc.	557,000	31,565,190
UnitedHealth Group, Inc.	486,600	23,940,720
WellPoint, Inc.(a)	558,700	43,047,835

		98,553,745

Hotels, Restaurants & Leisure 2.4%
Chipotle Mexican Grill, Inc. (Class “A” Stock)(a)(b)	76,900	3,819,623
Marriott International, Inc. (Class “A” Stock)	761,200	29,412,768
Starbucks Corp.(a)(b)	455,700	15,516,585

		48,748,976

Household Products 2.1%
Procter & Gamble Co. (The)	674,157	41,784,251

Industrial Conglomerates 2.0%
General Electric Co.	1,170,900	41,332,770

Insurance 2.1%
American International Group, Inc.	634,300	42,028,718

Internet Software & Services 3.3%
Google, Inc. (Class “A” Stock)(a)	163,800	65,831,219

Media 3.5%
News Corp. (Class “A” Stock)	1,047,500	20,583,375
Walt Disney Co. (The)	1,608,500	49,718,735

		70,302,110

Multiline Retail 4.7%
Federated Department Stores, Inc.	1,087,300	46,982,233
Kohl’s Corp.(a)	240,100	15,587,292
Target Corp.	582,700	32,194,175

		94,763,700

Oil, Gas & Consumable Fuels 2.2%
Occidental Petroleum Corp.	559,600	26,922,356
Suncor Energy, Inc.	236,600	17,047,030

		43,969,386

Pharmaceuticals 9.7%
Abbott Laboratories	608,300	29,539,048
Novartis AG, ADR (Switzerland)	915,500	53,501,820
Pfizer, Inc.	353,600	10,028,096
Roche Holdings Group, ADR (Switzerland)	644,300	55,543,557
Sanofi-Aventis (France)	277,700	24,720,128
Wyeth	433,600	22,044,224

		195,376,873

Semiconductors & Semiconductor Equipment 4.7%
Broadcom Corp. (Class “A” Stock)(a)(b)	1,032,600	31,329,084
Marvell Technology Group, Ltd.(a)	1,934,600	37,473,202
Texas Instruments, Inc.	750,000	24,937,500

		93,739,786

Software 7.7%
Adobe Systems, Inc.(a)(b)	1,595,800	59,762,710
Electronic Arts, Inc.(a)(b)	688,000	38,307,840
Microsoft Corp.	1,150,900	31,454,097
SAP AG, ADR (Germany)(b)	517,300	25,606,350

		155,130,997

Specialty Retail 1.1%
Lowe’s Cos., Inc. (The)	347,700	9,756,462
Williams-Sonoma, Inc.(b)	385,500	12,486,345

		22,242,807

Textiles, Apparel & Luxury Goods 3.1%
Coach, Inc.(a)	1,064,800	36,629,120
NIKE, Inc. (Class “B” Stock)	291,500	25,541,230

		62,170,350

Wireless Telecommunication Services 1.1%
NII Holdings, Inc.(a)	363,500	22,595,160

TOTAL LONG TERM INVESTMENTS (cost $1,572,726,138)		2,015,546,066

SHORT-TERM INVESTMENT 8.9%
Affiliated Money Market Mutual Fund

Dryden Core Investment Fund - Taxable Money Market Series (cost $178,778,604; includes $170,675,301 of cash collateral received for securities on loan)(c)(d)	178,778,604	178,778,604

TOTAL INVESTMENTS 108.9% (cost $1,751,504,742)		2,194,324,670
LIABILITIES IN EXCESS OF OTHER ASSETS (8.9%)		(179,863,623)

NET ASSETS 100.0%		$2,014,461,047

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

RDU - Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $165,724,293; cash collateral of $170,675,301 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(f)	Indicates a restricted security. The aggregate cost of the security is $20,052,007. The aggregate market value of $17,104,125 represents 0.8% of net assets.

Money Market Portfolio

Schedule of Investments

September 30, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit - 18.3%
Bank of New York, Inc.	4.550%	10/27/06	$10,000	$10,000,000
Barclays Bank PLC	5.275	04/05/07	30,000	29,996,700
BNP Paribas	4.760	10/25/06	20,000	20,000,000
HBOS Treasury Services PLC	5.315	04/27/07	15,000	15,000,000
M&I Marshall & Ilsley Bank	5.538	10/02/06	15,000	15,000,009
Nordea Bank AB	5.700	06/28/07	14,000	14,000,000
Suntrust Banks, Inc.(a)	5.280	02/09/07	20,000	19,999,297
Toronto Dominion Bank NY	5.410	10/30/06	1,000	1,000,061
Toronto Dominion Bank NY	5.405	02/20/07	20,000	20,000,384
Unicredito Italiano NY	5.425	02/28/07	50,000	50,000,000
Wells Fargo Bank NA	4.880	02/01/07	10,000	10,000,000
Wells Fargo Bank NA	5.240	04/11/07	20,000	20,000,000

				224,996,451

Commercial Paper - 51.0%
Amsterdam Funding Corp. 144A(c)(e)	5.280	10/05/06	20,000	19,988,267
Amsterdam Funding Corp. 144A(c)(e)	5.270	10/16/06	20,000	19,956,083
Bank of America Corp.(e)	5.250	12/22/06	28,000	27,665,167
Bank of America Corp.(e)	5.252	12/29/06	20,000	19,740,318
Barton Capital Corp. 144A(c)(e)	5.270	10/13/06	406	405,287
Barton Capital Corp. 144A(c)(e)	5.240	02/09/07	1,500	1,471,398
BASF AG 144A(c)(e)	5.350	11/02/06	25,000	24,881,111
Caisse Nationale Des Caisses D’Epargne 144A(c)(e)	5.230	02/02/07	38,000	37,320,972
Caisse Nationale Des Caisses D’Epargne 144A(c)(e)	5.280	02/22/07	25,000	24,472,000
Cargill Global Fund PLC 144A(c)(e)	5.260	10/20/06	50,000	49,861,194
Citigroup Funding, Inc.(e)	5.270	11/29/06	40,000	39,654,522
Citigroup Funding, Inc.(e)	5.250	12/04/06	10,000	9,906,667
DaimlerChrysler Rev Auto(e)	5.270	11/02/06	40,000	39,812,622
Dexia Delaware LLC(e)	5.300	11/21/06	1,100	1,091,741
Falcon Asset Securitization Corp. 144A(c)(e)	5.270	11/15/06	18,641	18,518,202
Falcon Asset Securitization Corp. 144A(c)(e)	5.270	10/27/06	39,029	38,880,451
Irish Life & Permanent PLC 144A(c)(e)	5.270	12/18/06	20,000	19,771,633
Long Lane Master Trust IV 144A(c)(e)	5.280	10/26/06	14,000	13,948,667
Northern Rock PLC(e)	5.330	11/03/06	37,400	37,217,270
Nyala Funding LLC 144A(c)(e)	5.400	10/16/06	12,000	11,973,000
Park Granada LLC 144A(c)(e)	5.280	10/26/06	19,727	19,654,600
PB Finance Delaware, Inc. 144A(c)(e)	5.280	11/15/06	20,713	20,576,294
Preferred Receivable Funding 144A(c)(e)	5.270	10/16/06	21,305	21,258,218
Sanofi-Aventis 144A(c)(e)	5.270	10/25/06	24,000	23,915,680
Sheffield Receivables Corp. 144A(c)(e)	5.270	10/23/06	35,500	35,385,670
Tulip Funding Corp. 144A(c)(e)	5.290	10/02/06	31,768	31,763,332
Tulip Funding Corp. 144A(c)(e)	5.280	10/03/06	10,000	9,997,067
UBS Finance Delaware LLC(e)	5.370	10/26/06	7,700	7,671,285

				626,758,718

Other Corporate Obligations - 33.9%
American Express Credit Corp. M.T.N.(a)	5.430	10/05/07	27,000	27,005,639
BMW US Capital LLC 144A(a)(c)	5.302	10/05/07	10,000	10,000,000
Caja Ahorro Monte Madrid(a)	5.369	10/19/07	13,000	13,000,000
General Electric Capital Corp.(a)	5.455	07/09/07	11,750	11,750,000
General Electric Capital Corp. M.T.N.(a)	5.430	10/17/07	21,000	21,000,000
Genworth Life Insurance Co.(a)(b)	5.410	10/24/07	11,000	11,000,000
Goldman Sachs & Co., Inc. M.T.N.	5.467	03/30/07	43,000	43,022,998
HSBC Finance Corp. M.T.N.	5.486	05/10/07	20,000	20,004,585
HSBC USA, Inc. M.T.N.(a)	5.310	10/15/07	30,000	30,000,000
Irish Life & Permanent PLC M.T.N. 144A (a)(c)	5.370	10/19/07	25,000	24,998,806
JPMorgan Chase & Co. M.T.N.(a)	5.300	10/02/07	13,000	13,000,000
Merrill Lynch & Co., Inc. M.T.N.(a)	5.580	07/11/07	34,000	34,005,221
Metropolitan Life Insurance Co.(a)(b)	5.400	10/02/06	10,000	10,000,000
Metropolitan Life Insurance Co.(a)(b)	5.559	02/01/07	9,000	9,000,000
Metropolitan Life Insurance Co.(a)(b)	5.383	10/01/07	5,000	5,000,000
Metropolitan Life Insurance Co. of Connecticut(a)(b)	5.390	07/08/07	6,000	6,000,000
Morgan Stanley, Inc. M.T.N.(a)	5.350	10/03/07	31,000	31,000,000
Nationwide Building Society 144A(a)(c)	5.425	10/26/07	15,000	15,006,937
Nordea Bank AB 144A(a)(c)	5.340	10/11/07	20,000	20,000,000
Pacific Life Insurance Co.(a)(b)	5.510	07/13/07	7,000	7,000,000
Royal Bank of Canada M.T.N.(a)	5.360	10/09/07	5,000	5,000,000
Skandinaviska Enskilda Banken AB 144A(a)(c)	5.330	10/16/07	36,000	36,000,000
Westpac Banking Corp. M.T.N.(a)	5.430	10/11/07	13,000	12,999,926

				415,794,112

TOTAL INVESTMENTS - 103.2% (amortized cost $1,267,549,281)(d)				1,267,549,281
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2%)				(38,958,569)

TOTAL NET ASSETS - 100.0%				$1,228,590,712

The following abbreviation is used in portfolio descriptions:

M.T.N. Medium Term Notes

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2006.
(b)	Indicates an illiquid security.
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	Federal income tax basis is the same as for financial reporting purposes.
(e)	Rate quoted represents yield-to-maturity as of purchase date.

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS
Aluminum 1.7%
Aluminum Corp. of China Ltd., ADR (China)(b)	68,400	$4,358,448
Century Aluminum Co.(a)(b)	431,600	14,523,340

		18,881,788

Coal 2.5%
Alpha Natural Resources, Inc.(a)(b)	422,800	6,663,328
CONSOL Energy, Inc.	647,600	20,548,348

		27,211,676

Copper 8.1%
First Quantum Minerals Ltd. (Canada)	424,900	19,858,443
Freeport-McMoRan Copper & Gold, Inc. (Class B)	450,200	23,977,652
Peru Copper, Inc. (Canada)(a)	849,800	3,444,056
Phelps Dodge Corp.	392,500	33,244,750
Southern Copper Corp.(b)	91,700	8,482,250

		89,007,151

Diversified Exploration & Production 8.1%
Anadarko Petroleum Corp.	342,800	15,024,924
Apache Corp.	88,900	5,618,480
Canadian Natural Resources Ltd.	134,300	6,121,394
Denbury Resources, Inc.(a)	382,300	11,048,470
Endeavour International Corp.(a)(b)	744,100	1,994,188
McMoRan Exploration Co.(a)(b)	393,500	6,980,690
Newfield Exploration Co.(a)	221,900	8,552,026
Plains Exploration & Production Co.(a)(b)	270,900	11,624,319
Talisman Energy, Inc.	605,300	9,914,814
Warren Resources, Inc.(a)(b)	995,600	12,126,408

		89,005,713

Diversified Metals & Mining 1.2%
African Rainbow Minerals Ltd. (South Africa)(a)	552,800	4,865,279
FNX Mining Co., Inc. (Canada)(a)	336,900	3,767,614
FNX Mining Co., Inc., 144A (Canada)(a)(h)	56,300	629,613
Northern Dynasty Minerals Ltd.(a)(b)	671,000	4,435,310

		13,697,816

Diversified Resources 1.1%
Evergreen Solar, Inc.(a)(b)	134,600	1,117,180
SXR Uranium One, Inc. (Canada)(a)(b)	1,417,180	10,561,494

		11,678,674

Drillers 7.3%
ENSCO International, Inc.	397,700	17,431,191
GlobalSantaFe Corp.	336,900	16,841,631
Noble Corp.	252,200	16,186,196
Transocean, Inc.(a)(b)	417,100	30,544,233

		81,003,251

Energy Services 17.2%
Cameron International Corp.(a)	333,000	16,087,230
CARBO Ceramics, Inc.(b)	143,500	5,170,305
Complete Production Services(a)	71,000	1,401,540
Grant Prideco, Inc.(a)	363,900	13,839,117
Halliburton Co.	938,800	26,708,860
Hornbeck Offshore Services, Inc.(a)	176,100	5,899,350
Hydril Co.(a)	88,200	4,944,492
National-Oilwell Varco, Inc.(a)	531,700	31,131,036
Schlumberger Ltd.(b)	275,400	17,083,062
SEACOR Holdings, Inc.(a)(b)	152,200	12,556,500
Smith International, Inc.(b)	358,800	13,921,440
Superior Energy Services(a)	458,800	12,048,088
Tenaris SA, ADR (Luxembourg)	320,000	11,321,600
Tidewater, Inc.	114,000	5,037,660
Universal Compression Holdings, Inc.(a)(b)	236,800	12,656,960

		189,807,240

Gold 14.2%
AXMIN, Inc. (Canada)(a)	2,370,600	1,972,407
Barrick Gold Corp.	618,994	19,015,495
Cia de Minas Buenaventura SA, ADR (Peru)	563,500	15,214,500
Crystallex International Corp.(a)(b)	2,200,100	6,270,285
Eldorado Gold Corp.(Canada)(a)	2,115,100	9,177,575
European Goldfields, Ltd.(Canada)(a)	2,521,900	8,212,674
Gabriel Resources Ltd. (Canada)(a)	1,834,900	7,502,119
Glamis Gold Ltd.(a)	480,200	18,934,286
Gold Fields Ltd., ADR (South Africa)(b)	559,200	9,976,128

Gold Reserve, Inc.(a)	131,900	538,103
Harmony Gold Mining Co. Ltd., ADR (South Africa)(a)(b)	787,200	10,178,496
Highland Gold Mining, Ltd. (United Kingdom)(a)	974,300	3,165,029
IAMGOLD Corp. (Canada)	1,063,700	8,993,035
Lihir Gold Ltd., ADR (Papua New Guinea)(a)(b)	373,000	15,613,780
Nevsun Resources, Ltd. (Canada)(a)	911,800	2,512,497
Newcrest Mining, Ltd. (Australia)	1,024,000	17,171,732
Orezone Resources, Inc. (Canada)(a)	1,032,100	1,542,033

		155,990,174

Integrated Oil/Domestic 5.0%
Hess Corp.(b)	346,800	14,364,456
Marathon Oil Corp.(b)	263,200	20,240,080
Occidental Petroleum Corp.	437,200	21,033,692

		55,638,228

Integrated Oil/International 3.4%
Petroleo Brasileiro SA, ADR (Brazil)	210,800	17,671,364
Sasol Ltd., ADR (South Africa)(b)	588,900	19,368,921

		37,040,285

Iron & Steel 1.9%
Cleveland-Cliffs, Inc.(b)	215,300	8,205,083
MMX Mineracao e Metalicos SA (Brazil)(a)	35,000	13,119,165

		21,324,248

Mineral Sands 6.2%
OPTI Canada, Inc. (Canada)(a)	1,680,148	26,906,418
Suncor Energy, Inc.	501,400	36,125,870
UTS Energy Corp. (Canada)(a)	1,647,900	5,676,059

		68,708,347

Natural Gas Production 9.2%
BPI Energy Holdings, Inc. (Physical)(cost $4,109,547; purchased 12/15/05)(a)(f)(g)	2,800,000	2,072,000
CNX Gas Corp. (a)	89,800	2,080,666
Compton Petroleum Corp. (Canada)(a)	568,500	5,671,013
Duvernay Oil Corp. (Canada)(a)	152,800	4,619,201
Gasco Energy, Inc.(a)(b)	919,300	2,482,110
Goodrich Petroleum Corp.(a)(b)	184,800	5,566,176
Range Resources Corp.	684,550	17,278,042
Southwestern Energy Co.(a)(b)	754,700	22,542,889
Trident Resources Corp. (Canada) (cost $4,402,178; purchased 12/4/03)(a)(f)(g)	412,657	18,459,271
Ultra Petroleum Corp.(a)	234,400	11,276,984
XTO Energy, Inc.	213,300	8,986,329

		101,034,681

Oil & Gas Refining & Marketing 3.0%
Frontier Oil Corp.	386,000	10,259,880
Valero Energy Corp.	434,500	22,363,715

		32,623,595

Oil & Gas Storage & Transportation 0.7%
Cheniere Energy, Inc.(a)(b)	242,900	7,216,559

Other Basic Metals 3.5%
Anhui Conch Cement Co. Ltd. (Class H) (China)	3,626,000	7,176,926
Cameco Corp. (Canada)	529,000	19,276,377
Railpower Technologies Corp.(Canada)(a)	105,500	168,007
Railpower Technologies Corp., 144A (Canada)(a)(h)	232,300	369,934
USD Palladium Linked Bank Note 7/13/07 (cost $7,000,000; purchased 6/30/03)(a)(f)(g)	38,088	11,678,696

		38,669,940

Paper Products 1.0%
Plum Creek Timber Co., Inc. (REIT)	313,000	10,654,520

Platinum 1.6%
Impala Platinum Holdings Ltd., ADR (South Africa)(b)	417,200	17,253,223

Silver 2.3%
Apex Silver Mines Ltd.(a)(b)	448,700	7,475,342
Coeur d’Alene Mines Corp.(a)(b)	2,059,000	9,697,890
Pan American Silver Corp. (USD)(a)	361,900	7,071,526
Pan American Silver Corp. (Canada)(a)	84,172	1,636,374

TOTAL COMMON STOCKS (cost $817,014,186)		25,881,132

		1,092,328,241

WARRANTS(a)	Units
Natural Gas Production
BPI Industries, Inc., expiring 12/31/06 (cost $131,255; purchased 12/15/05)(f)(g)	600,000	4

Silver
Pan American Silver Corp. (Canada), expiring 2/20/08	49,786	452,094

		452,098

TOTAL WARRANTS (cost $271,075)
TOTAL LONG-TERM INVESTMENTS (cost $817,285,261)		1,092,780,339

SHORT-TERM INVESTMENTS 19.7%	Shares
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $ 216,520,339; includes $210,310,707 of cash collateral received for securities on loan)(c)(d)	216,520,339	216,520,339

TOTAL INVESTMENTS(e) 118.9% (cost $1,033,805,600)		1,309,300,678
LIABILTIES IN EXCESS OF OTHER ASSETS (18.9%)		(208,005,268)

NET ASSETS - 100.0%		$1,101,295,410

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

USD—United States Dollar – denominated

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $198,585,002; cash collateral of $210,310,707 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral for securities of loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	As of September 30, 2006, 4 securities representing $32,209,971 and 2.9% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates illiquid securities.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $15,642,980. The aggregate value of $32,209,971 is approximately 2.9% of the net assets.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 95.2%

COMMON STOCK

Australia 1.5%
Allco Finance Group Ltd.	95,600	$758,108
AWB Ltd.	271,500	661,682
BlueScope Steel Ltd.	251,400	1,214,149
Commonwealth Bank of Australia	81,200	2,768,717
CSR Ltd.	173,200	384,677
Macquarie Bank Ltd.	51,700	2,664,492
Quantas Airways Ltd.	515,500	1,502,232
Santos Ltd.	82,000	683,873
Smorgon Steel Group Ltd.	936,900	1,162,624
Telstra Corp. Ltd.	445,700	1,232,390

		13,032,944

Austria 0.6%
Boehler-Uddeholm AG	23,200	1,305,020
Erste Bank der Oesterreichischen Sparkassen AG	29,052	1,808,820
Raiffeisen International Bank-Holding AG	11,800	1,256,895
Voestalpine AG	16,900	697,979

		5,068,714

Belgium 0.3%
Fortis	74,100	3,007,749

Bermuda 0.4%
Tyco International Ltd.	126,800	3,549,132

Brazil 0.6%
Banco Itau Holding Financeira, ADR	45,100	1,353,000
Cia de Concessoes Rodoviarias	75,600	730,166
Gol Linhas Aereas Inteligentes SA, ADR	31,600	1,085,460
Localiza Rent A Car SA	18,000	373,362
Natura Cosmeticos SA	85,100	1,045,012
Petroleo Brasilerio SA, ADR	12,600	942,984

		5,529,984

Canada 0.9%
Cameco Corp.	49,700	1,811,032
Manulife Financial Corp.	103,300	3,327,041
Shoppers Drug Mart Corp.	23,500	959,973
Suncor Energy, Inc.	25,600	1,836,604

		7,934,650

Chile 0.1%
Cencosud SA, ADR,144A	30,200	1,171,588

China 0.7%
China Life Insurance Co.	1,464,000	2,863,863
Ctrip.com International Ltd., ADR	18,100	813,595
Focus Media Holding Ltd., ADR(a)	16,000	926,720
Foxconn International Holdings Ltd.(a)	407,000	1,253,811

		5,857,989

Colombia 0.1%
BanColombia SA, ADR	33,500	958,100

Denmark 0.2%
Danske Bank A/S	36,600	1,439,450

Finland 0.4%
Perlos Oyj	73,300	402,466
Rautaruukki Oyj	53,600	1,539,469
Stora Enso Oyj (Class R Stock)	82,900	1,257,255

		3,199,190

France 6.4%
Arkema(a)	530	25,008
BNP Paribas SA	81,360	8,753,877
Capgemini SA	29,700	1,575,368
Cie Generale D’OptiqueEssilor International SA	21,600	2,211,740
Ciments Francais	5,200	824,894
CNP Assurances	10,300	999,163
Compagnie Generale des Etablissements Michelin (Class B Stock)	24,600	1,803,021
Credit Agricole SA	58,900	2,587,205
Eurazeo	13,945	1,605,617
Groupe Danone	39,200	5,502,644
Iliad SA	9,400	675,847
L’Oreal SA	65,700	6,673,223
LVMH Moet Hennessy Louis Vuitton SA	37,700	3,884,208
Natexis Banques Populaires	5,700	1,578,575
Peugeot SA	26,000	1,466,149
Rallye SA	13,400	633,799
Renault SA	11,800	1,353,407
Schneider Electric SA	8,900	992,576
Societe Generale	5,300	843,446
Total SA	21,200	1,391,182
Total SA, ADR	83,300	5,492,802
Valeo SA	30,700	1,095,080
Vinci SA	21,800	2,427,106
Vivendi Universal SA	31,700	1,142,810

		55,538,747

Germany 2.7%
BASF AG	39,300	3,155,522
Bayer AG	21,600	1,098,338
Bijou Brigitte AG	2,060	532,887
Celesio AG	22,800	1,188,846
DaimlerChrysler AG	24,800	1,242,500
Deutsche Bank AG	21,900	2,650,127

Deutsche Telekom AG	57,400	912,012
E.ON AG	29,700	3,529,231
MAN AG	29,500	2,492,468
Salzgitter AG	1,400	131,725
SAP AG	8,950	1,776,131
Solarworld AG	9,400	517,673
ThyssenKrupp AG	60,200	2,029,797
TUI AG	45,600	941,363
Volkswagen AG	10,200	872,150

		23,070,770

Greece 0.7%
Coca Cola Hellenic Bottling Co., SA, ADR(b)	50,700	1,741,038
EFG Eurobank Ergasias	34,540	1,058,174
Motor Oil Hellas Corinth Refineries SA	31,000	786,193
National Bank of Greece SA, ADR(b)	242,300	2,110,433

		5,695,838

Hong Kong 0.9%
Chaoda Modern Agriculture	1,203,600	736,931
CITIC International Financial Holdings Ltd.	1,621,000	932,153
Citic Pacific Ltd.	324,500	999,660
Esprit Holdings Ltd.	218,500	1,992,700
Hopson Devolpment Holdings Ltd.	218,000	439,881
Li & Fung Ltd.	985,600	2,449,246

		7,550,571

India 0.8%
HDFC Bank Ltd., ADR	41,800	2,551,890
Infosys Technologies Ltd., ADR(b)	94,400	4,505,712

		7,057,602

Ireland 0.6%
Anglo Irish Bank Corp. PLC (Great Britain)	900	14,791
Anglo Irish Bank Corp. PLC (Ireland)	128,800	2,115,063
Iaws Group	29,300	543,934
Irish Life & Permanent PLC	86,900	2,181,839

		4,855,627

Israel 0.2%
Teva Pharmaceutical Industries Ltd., ADR	61,000	2,079,490

Italy 1.6%
Azimut Holdings SpA	42,100	480,466
Banche Popolari Unite Scpa	33,200	893,349
Benetton Group SpA	77,900	1,340,464
ENI SpA	121,400	3,597,619
IFIL - Investments SpA	14,400	97,326
Luxottica Group SpA	128,000	3,770,481
Saipem SpA	110,300	2,397,309
Sanpaolo IMI SpA	53,700	1,133,773

		13,710,787

Japan 10.3%
Aeon Mall Co. Ltd.	23,500	1,241,397
Alpine Electronics, Inc.	41,600	583,192
Alps Electric Co. Ltd.	49,700	519,194
Asahi Breweries Ltd.	89,400	1,303,253
Asahi Kasei Corp.	226,100	1,447,040
Capcom Co. Ltd.	93,200	1,353,915
Chiyoda Corp.	45,000	880,000
Cosmo Oil Co. Ltd.	303,300	1,250,430
Daiwa Securities Group, Inc.	89,400	1,042,905
Denki Kagaku Kogyo K K	224,900	871,993
Denso Corp.	101,800	3,576,466
Fuji Heavy Industries Ltd.	101,000	574,578
Hitachi Ltd.	202,900	1,183,476
Hokkaido Electric Power Co., Inc.	53,200	1,290,311
Hokuetsu Paper Mills Ltd.	102,900	624,587
Honda Motor Co. Ltd.	95,400	3,206,248
Honeys Co. Ltd.	14,200	724,876
Hosiden Corp.	51,900	604,127
Hoya Corp.	53,700	2,022,984
JS Group Corp.	26,600	556,207
Kaken Pharmaceutical Co. Ltd.	129,500	881,422
Kansai Electric Power Co., Inc. (The)	126,000	2,906,667
Keyence Corp.	9,050	2,083,894
KK Davinci Advisors(a)	629	601,710
Komatsu Ltd.	112,000	1,934,222
Kurabo Industries Ltd.	173,100	470,392
Kyowa Hakko Kogyo Co. Ltd.	118,000	831,120
Kyushu Electric Power Co., Inc.	30,700	725,105
Marubeni Corp.	191,700	954,240
MISUMI Group, Inc.	29,800	510,857
Mitsubishi UFJ Financial Group, Inc.	434	5,584,593
Mori Seiki Co. Ltd.	24,300	463,886
Nippon Oil Corp.	284,200	2,093,156
Nippon Paper Group, Inc.	300	1,086,984
Nippon Telegraph and Telephone Corp.	500	2,455,026
Nissan Motor Co. Ltd.	200,100	2,241,120
Nomura Holdings, Inc.	109,900	1,935,170
NSK Ltd.	110,400	931,799
NTT DoCoMo, Inc.	1,600	2,465,185
Oji Paper Co., Ltd.	185,000	1,013,291
Okasan Holdings, Inc.	63,100	556,615
ORIX Corp.	21,900	6,053,206
Osaka Gas Co. Ltd.	439,300	1,532,204
Promise Co., Ltd.	5,100	202,921
Rengo Co. Ltd.	118,900	791,157
Ricoh Co. Ltd.	95,600	1,901,884
Ryohin Kiekaku Co. Ltd.	8,500	600,847
Santen Pharmaceutical Co. Ltd.	26,700	678,095
Sharp Corp.	121,000	2,074,286
Sumitomo Corp.	83,000	1,034,997
Takefuji Corp.	19,000	871,788
Tanabe Seiyaku Co. Ltd.	143,600	1,799,179
Tohoku Electric Power Co., Inc.	38,900	851,272
Toppan Printing Co. Ltd.	85,000	942,646

Toyota Motor Corp.	58,800	3,195,733
Toyota Motor Corp., ADR	59,828	6,515,270
Yamada Denki Co. Ltd.	11,900	1,192,770
Yokohama Rubber Co. Ltd. (The)	174,300	836,640

		88,658,528

Mexico 1.1%
America Movil—Ser. L, ADR	80,618	3,173,931
America Movil SA de CV	1,500,100	2,960,903
Wal-Mart de Mexico SA de CV	934,300	3,178,354

		9,313,188

Netherlands 1.8%
ABN AMRO Holding NV	22,700	662,051
Aegon NV	108,800	2,040,492
Heineken NV, ADR	83,076	1,897,946
ING Groep NV	81,100	3,567,491
Qiagen NV(a)	65,800	1,037,968
Royal Dutch Shell PLC, ADR	31,500	2,082,150
Royal KPN NV	154,700	1,973,449
TomTom NV(a)	44,400	1,867,524

		15,129,071

New Zealand 0.1%
Fisher & Paykel Appliances Holdings Ltd.	319,700	753,409

Norway 0.3%
Norsk Hydro ASA	70,500	1,574,384
Statoil ASA	45,200	1,068,259

		2,642,643

Portugal 0.1%
Energias de Portugal SA	231,100	1,002,222

Singapore 0.7%
CapitaLand Ltd.	1,130,000	3,592,949
MobileOne Ltd.	433,700	576,173
Neptune Orient Lines Ltd.	432,800	553,177
Singapore Airlines Ltd.	128,000	1,176,641

		5,898,940

South Africa 0.1%
Naspers Ltd.	21,800	334,749
Sasol Ltd.	20,800	683,653

		1,018,402

South Korea 0.2%
Samsung Electronics Co. Ltd., GDR	5,300	1,860,300

Spain 1.3%
Banco Bilbao Vizcaya Argentaria SA	83,800	1,939,298

Banco Santander Central Hispano SA	146,800	2,321,294
Inditex SA	80,600	3,757,062
Repsol YPF SA	93,200	2,773,746

		10,791,400

Sweden 0.9%
Electrolux AB, Ser. B	68,800	1,117,226
Husqvarna AB (Class B Stock)(a)	68,800	809,754
Modern Times Group (Class B Stock)(a)	12,500	646,480
Nordea Bank AB	244,700	3,205,611
Telefonaktiebolaget LM Ericsson (Class B Stock)	669,000	2,318,812

		8,097,883

Switzerland 4.8%
Baloise Holding AG	24,000	2,354,992
Credit Suisse Group	68,700	3,974,925
EFG International(a)	35,000	1,150,386
Georg Fischer AG(a)	2,500	1,171,578
Kuehne & Nagel International AG	24,300	1,680,955
Nobel Biocare Holding AG	4,100	1,009,057
Rieter Holding AG	2,200	947,419
Roche Holdings AG	44,100	7,624,791
SGS SA	1,560	1,570,667
Swisscom AG	2,900	965,352
Syngenta AG	8,200	1,236,771
UBS AG	128,360	7,678,298
UBS AG - NEW	140,842	8,353,339
Verwalt & Privat-Bank AG	2,578	614,374
Zurich Financial Services AG	5,900	1,449,698

		41,782,602

Taiwan 0.6%
High Tech Computer Corp. GDR	17,100	1,810,360
Himax Technologies, Inc., ADR(a)	59,100	337,461
HON HAI Precision Industry Co. Ltd., GDR	268,540	3,303,042

		5,450,863

United Kingdom 11.2%
Alliance & Leicester PLC	76,000	1,545,358
AstraZeneca PLC	116,800	7,299,862
Aviva PLC	144,700	2,121,367
Barclays PLC	299,200	3,775,783
BG Group PLC	391,100	4,752,456
BP PLC	317,700	3,461,990
Bradford & Bingley PLC	178,100	1,577,287
BT Group PLC	756,400	3,795,525
Cairn Energy PLC(a)	38,200	1,333,914
Carphone Warehouse Group PLC	166,300	956,687
CSR PLC(a)	52,800	833,388
DSG International PLC	566,000	2,320,845
GKN PLC	263,300	1,416,108
GlaxoSmithKline PLC	37,400	995,765
Hanson PLC	70,700	1,023,918

HBOS PLC	469,700	9,295,678
House of Fraser PLC	379,200	1,038,364
Imperial Chemical Industries PLC	225,200	1,675,012
Interserve PLC	174,800	1,178,228
Legal & General Group PLC	359,600	959,445
Lloyds TSB Group PLC	346,200	3,497,068
Man Group PLC	257,700	2,161,613
Northern Foods PLC	211,500	356,401
Northern Rock PLC	128,300	2,805,789
Northumbrian Water Group PLC	225,900	1,175,836
Old Mutual PLC	319,100	1,000,754
Reckitt Benckiser PLC	119,500	4,953,716
Rolls-Royce Group PLC	518,300	4,396,074
Rotork PLC	46,600	670,089
Royal & Sun Alliance Insurance Group PLC	300,200	837,496
Royal Bank of Scotland Group PLC (The)	57,300	1,972,976
Royal Dutch Shell PLC (Class B Stock)	195,600	6,639,756
Standard Chartered PLC	99,100	2,538,314
Tate & Lyle PLC	71,300	960,519
Taylor Woodrow PLC	148,300	985,029
Tesco PLC	786,000	5,297,982
Tomkins PLC	113,100	501,347
Tullow Oil PLC	82,500	582,346
Vedanta Resources Ltd.	55,300	1,204,177
Viridain Group PLC	46,100	924,434
Vodafone Group PLC	537,775	1,230,935

		96,049,631

United States 42.0%
Abbott Laboratories	53,245	2,585,577
Air Products & Chemicals, Inc.	5,161	342,536
Alltel Corp.	24,100	1,337,550
Altria Group, Inc.	23,600	1,806,580
American Express Co.	35,900	2,013,272
American International Group, Inc.	45,900	3,041,334
Ameriprise Financial, Inc.	40,200	1,885,380
Amylin Pharmaceuticals, Inc.(a)(b)	69,351	3,056,299
Anheuser-Busch Cos., Inc.	64,700	3,073,897
Archer-Daniels-Midland Co.	87,278	3,306,091
AT&T, Inc.(b)	91,400	2,975,984
Avon Products, Inc.	72,300	2,216,718
Baker Hughes, Inc.	69,600	4,746,720
Bank of America Corp.	114,800	6,149,836
Boston Scientific Corp.(a)	75,300	1,113,687
Bowater, Inc.	34,100	701,437
Bristol-Myers Squibb Co.	41,200	1,026,704
Burlington Northern Santa Fe Corp.	94,740	6,957,706
Campbell Soup Co.	38,100	1,390,650
Caterpillar, Inc.	59,374	3,906,809
CB Richard Ellis Group, Inc.(a)	10,592	260,563
CBS Corp., (Class B Stock)(b)	36,600	1,031,022
Charles Schwab Corp. (The)	35,300	631,870
ChevronTexaco Corp.	79,700	5,169,342
Cisco Systems, Inc.(a)	230,736	5,306,928
Citigroup, Inc.	68,700	3,412,329
Coca-Cola Co. (The)	77,000	3,440,360

Comcast Corp. (Class A Stock)(a)(b)	301,761	11,119,892
Comcast Corp. (Special Class A Stock)(a)	13,300	489,573
Dow Chemical Co. (The)	28,900	1,126,522
Dow Jones & Co., Inc.(b)	36,900	1,237,626
Duke Energy Corp.	94,700	2,859,940
E.I. du Pont de Nemours & Co.	59,100	2,531,844
Entergy Corp.	35,300	2,761,519
Exxon Mobil Corp.(b)	78,300	5,253,930
Fannie Mae	33,800	1,889,758
FedEx Corp.	72,454	7,874,301
Fifth Third Bancorp	70,900	2,699,872
Genentech, Inc.(a)	115,170	9,524,559
General Dynamics Corp.	85,774	6,147,423
General Electric Co.	189,300	6,682,290
General Mills, Inc.	31,300	1,771,580
General Motors Corp.(b)	48,900	1,626,414
Genworth Financial, Inc.	85,410	2,990,204
Genzyme Corp.(a)	41,021	2,767,687
Goldman Sachs Group, Inc.	49,275	8,335,852
H&R Block, Inc.	36,700	797,858
Halliburton Co.	22,752	647,294
Hartford Financial Services Group, Inc.	27,700	2,402,975
Home Depot, Inc. (The)	71,400	2,589,678
Honeywell International, Inc.	85,000	3,476,500
Intel Corp.	132,700	2,729,639
International Business Machines Corp.	39,200	3,212,048
International Paper Co.	91,600	3,172,108
JPMorgan Chase & Co.	146,800	6,893,728
Johnson & Johnson	53,100	3,448,314
KB Home	46,405	2,032,539
Las Vegas Sands Corp.(a)	57,541	3,932,927
Lehman Brothers Holdings, Inc.(b)	92,040	6,798,074
Lennar Corp. (Class A Stock)	66,220	2,996,455
Liberty Media Holding Corp.—Interactive (Class A Stock)(a)	92,000	1,874,960
Liberty Media Holding Corp.—Capital (Class A Stock)(a)	19,780	1,653,015
Lincoln National Corp.	27,800	1,725,824
Lockheed Martin Corp.	46,872	4,033,804
Lowe’s Cos., Inc.(b)	177,308	4,975,262
Marsh & McLennan Cos., Inc.	154,800	4,357,620
Mellon Financial Corp.	74,200	2,901,220
Merck & Co., Inc.	99,600	4,173,240
Merrill Lynch & Co., Inc.	33,500	2,620,370
Microsoft Corp.	161,700	4,419,261
Monsanto Co.	69,643	3,273,917
Morgan Stanley	46,000	3,353,860
Motorola, Inc.	92,603	2,315,075
Murphy Oil Corp.	51,600	2,453,580
New York Times Co. (The)(Class A Stock)(b)	67,600	1,553,448
Newell Rubbermaid, Inc.	86,500	2,449,680
NiSource, Inc.	126,100	2,741,414
Nordstrom, Inc.	106,497	4,504,823
Nucor Corp.	24,000	1,187,760
Peabody Energy Corp.	51,145	1,881,113
PepsiCo, Inc.	14,897	972,178
Pfizer, Inc.	135,900	3,854,124
Praxair, Inc.	91,780	5,429,705
Procter & Gamble Co. (The)	136,019	8,430,458

Progressive Corp. (The)	77,164	1,893,605
Qwest Communications International, Inc.(a)(b)	171,400	1,494,608
RadioShack Corp.	67,800	1,308,540
Raytheon Co.	49,100	2,357,291
Schering-Plough Corp.	96,500	2,131,685
Schlumberger Ltd.	65,760	4,079,093
Sprint Nextel Corp.(b)	142,300	2,440,445
St. Joe Co. (The)(b)	49,051	2,691,428
St. Paul Travelers Cos., Inc. (The)	50,200	2,353,878
Starbucks Corp.(a)(b)	83,311	2,836,740
State Street Corp.	41,000	2,558,400
Station Casinos, Inc.	17,212	995,370
Target Corp.	50,828	2,808,247
Texas Instruments, Inc.	51,774	1,721,486
Time Warner Cos., Inc.	191,500	3,491,045
U.S. Bancorp	110,200	3,660,844
Union Pacific Corp.	97,444	8,575,072
United Technologies Corp.	53,075	3,362,301
UnitedHealth Group, Inc.	234,247	11,524,951
Verizon Communications, Inc.	68,600	2,547,118
Viacom, Inc. (Class B Stock)(a)	34,400	1,278,992
Walgreen Co.	11,644	516,877
Wal-Mart Stores, Inc.	50,000	2,466,000
Walt Disney Co.(b)	67,100	2,074,061
Waste Management, Inc.	82,600	3,029,768
Wells Fargo & Co.	125,405	4,537,153
Wyeth	46,900	2,384,396
Wynn Resorts Ltd.(a)(b)	78,188	5,317,566

		361,280,775

Total long-term investments (cost $733,179,329)		820,038,779

SHORT-TERM INVESTMENT 9.1%
Affiliated Money Market Mutual Fund

Dryden Core Investment Fund - Taxable Money Market Series (includes $49,852,610 of cash collateral received for securities on loan)(Note 4)(c)(d) (cost $78,422,234)	78,422,234	78,422,234

Total Investments 104.3% (cost $811,601,563)		898,461,013
Liabilities in excess of other assets (4.3%)		(36,814,089)

Net Assets 100.0%		$861,646,924

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A Securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $48,060,044; cash collateral of $49,852,610 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of Portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2006 were as follows:

Commercial Banks	9.4%
Affiliated Money Market Mutual Fund (including 5.8% of collateral received for securities on loan)	9.1
Capital Markets	7.3
Oil, Gas & Consumable Fuels	6.9
Pharmaceuticals	4.9
Insurance	4.5
Media	3.1
Diversified Financial Services	2.9
Aerospace & Defense	2.8
Automobiles	2.6
Chemicals	2.6
Specialty Retail	2.3
Diversified Telecommunication Services	2.1
Biotechnology	1.8
Road & Rail	1.8
Food & Staples Retailing	1.7
Food Products	1.7
Hotels, Restaurants & Leisure	1.7
Electric Utilities	1.6
Household Durables	1.6
Household Products	1.6
Wireless Telecommunication Services	1.6
Communications Equipment	1.5
Health Care Providers & Services	1.5
Beverages	1.4
Energy Equipment & Services	1.4
Industrial Conglomerates	1.4
Electronic Equipment & Instruments	1.3
Machinery	1.3
Metals & Mining	1.2
Personal Products	1.2
Textiles, Apparel & Luxury Goods	1.2
Auto Components	1.1
Consumer Finance	1.1
Multiline Retail	1.0
Real Estate Management & Development	1.0
Air Freight & Logistics	0.9
Paper & Forest Products	0.9
Semiconductors & Semiconductor Equipment	0.9
Software	0.9
IT Services	0.7
Multi-Utilities	0.7
Thrifts & Mortgage Finance	0.7
Commercial Services & Supplies	0.6
Computers & Peripherals	0.6
Trading Companies & Distributors	0.6
Construction & Engineering	0.5
Health Care Equipment & Supplies	0.5
Airlines	0.4
Marine	0.3
Construction Materials	0.2
Electrical Equipment	0.2

Gas Utilities	0.2
Internet & Catalog Retail	0.2
Office Electronics	0.2
Tobacco	0.2
Building Products	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Internet Software & Services	0.1
Life Sciences Tools & Services	0.1
Transportation Infrastructure	0.1
Water Utilities	0.1

104.3
Liabilities in excess of other assets	(4.3)

100.0%

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS

Aerospace & Defense 2.0%
AAR Corp.(a)	48,870	$1,165,061
Applied Signal Technology, Inc.	15,770	234,027
Armor Holdings, Inc.(a)(b)	40,249	2,307,475
Ceradyne, Inc.(a)(b)	35,820	1,471,844
Cubic Corp.	20,643	404,190
Curtiss-Wright Corp.(b)	58,555	1,777,144
EDO Corp.	21,180	484,598
Esterline Technologies Corp.(a)	33,979	1,147,131
GenCorp, Inc.(a)(b)	74,007	950,250
Moog, Inc.(Class “A” Stock)(a)	55,736	1,931,810
Teledyne Technologies, Inc.(a)	45,920	1,818,432
Triumph Group, Inc.(b)	21,532	911,880

		14,603,842

Air Freight & Logistics 0.6%
EGL, Inc.(a)	42,270	1,540,319
Forward Air Corp.	41,665	1,378,695
HUB Group, Inc.(a)	55,627	1,267,183

		4,186,197

Airlines 0.4%
Frontier Airlines, Inc.(a)(b)	48,760	402,270
Mesa Air Group, Inc.(a)	48,346	375,165
SkyWest, Inc.	85,193	2,088,932

		2,866,367

Auto Components 0.4%
Drew Industries, Inc.(a)	24,704	624,023
LKQ Corp.(a)	59,832	1,314,509
Standard Motor Products, Inc.	15,834	189,850
Superior Industries International, Inc.(b)	30,480	511,759

		2,640,141

Automobiles 0.3%
Coachmen Industries, Inc.	20,827	225,140
Fleetwood Enterprises, Inc.(a)	85,259	573,793
Monaco Coach Corp.	35,605	396,640
Winnebago Industries, Inc.(b)	41,785	1,311,213

		2,506,786

Beverages 0.4%
Hansen Natural Corp.(a)(b)	81,172	2,636,467

Biotechnology 0.2%
ArQule, Inc.(a)	37,452	157,673
Regeneron Pharmaceuticals, Inc.(a)	76,023	1,192,801
Savient Pharmaceuticals, Inc.(a)	50,289	327,381

		1,677,855

Building Products 1.1%
Apogee Enterprises, Inc.	37,519	570,664
ElkCorp.	27,337	742,200
Griffon Corp.(a)	34,876	832,490
Lennox International, Inc.	80,237	1,837,428
NCI Building Systems, Inc.(a)	27,449	1,596,708
Simpson Manufacturing Co., Inc.(b)	48,779	1,318,496
Universal Forest Products, Inc.	25,177	1,234,932

		8,132,918

Capital Markets 0.8%
Investment Technology Group, Inc.(a)	57,860	2,589,236
LaBranche & Co., Inc.(a)(b)	70,439	730,452
Piper Jaffray Cos., Inc.(a)(b)	27,700	1,679,174
SWS Group, Inc.	21,351	531,426
Tradestation Group, Inc.(a)(b)	33,982	512,109

		6,042,397

Chemicals 1.4%
A. Schulman, Inc.	34,596	813,352
Arch Chemicals, Inc.	32,164	915,066
Georgia Gulf Corp.	45,621	1,250,928
H.B. Fuller Co.	79,457	1,862,473
MacDermid, Inc.	33,315	1,086,735
Material Sciences Corp.(a)	17,178	171,093
OM Group, Inc.(a)	39,097	1,717,922
Omnova Solutions, Inc.(a)	55,424	231,672
Penford Corp.	11,880	179,863
PolyOne Corp.(a)	123,646	1,029,971
Quaker Chemical Corp.	13,085	254,503
Tronox, Inc. (Class “B” Stock)	54,982	702,120
Wellman, Inc.	43,565	173,824

		10,389,522

Commercial Banks 6.0%
Boston Private Financial Holdings, Inc.	48,542	1,353,351
Central Pacific Financial Corp.	40,685	1,488,257
Chittenden Corp.	61,379	1,760,964
Community Bank System, Inc.	39,792	881,791
East West Bancorp, Inc.	81,355	3,222,473
First BanCorp/Puerto Rico(b)	107,728	1,191,472
First Commonwealth Financial Corp.	83,591	1,089,191

First Indiana Corp.	17,331	450,779
First Midwest Bancorp, Inc.	66,614	2,524,004
First Republic Bank	35,225	1,499,176
Glacier Bancorp, Inc.	43,261	1,478,228
Hanmi Financial Corp.	54,722	1,072,551
Independent Bank Corp.	27,334	663,670
Irwin Financial Corp.	24,980	488,609
Nara Bancorp, Inc.	27,704	506,706
PrivateBancorp, Inc.	23,774	1,086,947
Prosperity Bancshares, Inc.	34,500	1,174,380
Provident Bankshares Corp.	43,736	1,620,419
Republic Bancorp, Inc.	99,467	1,325,895
South Financial Group, Inc. (The)	100,181	2,607,711
Sterling Bancorp	24,946	490,438
Sterling Bancshares, Inc.	61,037	1,235,999
Sterling Financial Corp.	49,264	1,597,632
Susquehanna Bancshares, Inc.	69,096	1,688,706
UCBH Holdings, Inc.	126,024	2,200,379
Umpqua Holdings Corp.	77,152	2,206,547
United Bankshares, Inc.	49,181	1,830,517
Whitney Holding Corp.	87,777	3,139,783
Wilshire Bancorp, Inc.	20,546	391,196
Wintrust Financial Corp.	34,205	1,715,381

		43,983,152

Commercial Services & Supplies 3.7%
ABM Industries, Inc.	58,036	1,088,755
Administaff, Inc.	32,548	1,096,868
Angelica Corp.	12,647	215,125
Bowne & Co., Inc.	39,785	568,130
Brady Corp.	70,657	2,484,299
CDI Corp.	17,317	358,635
Central Parking Corp.	21,790	359,535
Coinstar, Inc.(a)	36,924	1,062,673
Consolidated Graphics, Inc.(a)	15,584	937,689
G&K Services, Inc. (Class “A” Stock)	28,385	1,034,066
Healthcare Services Group, Inc.	36,373	915,145
Heidrick & Struggles International, Inc.(a)	23,285	838,260
John H. Harland Co.	34,986	1,275,240
Labor Ready, Inc.(a)	70,357	1,120,787
Mobile Mini, Inc.(a)	47,264	1,342,770
NCO Group, Inc.(a)	43,214	1,133,071
On Assignment, Inc.(a)	34,912	342,487
School Specialty, Inc.(a)(b)	26,156	923,045
Spherion Corp.(a)	75,382	538,981
Standard Register Co. (The)	16,543	218,368
Tetra Tech, Inc.(a)	76,823	1,338,257
United Stationers, Inc.(a)	40,889	1,901,747
Viad Corp.	28,861	1,021,968
Volt Information Sciences, Inc.(a)	11,443	406,799
Waste Connections, Inc.(a)(b)	60,838	2,306,369
Watson Wyatt Worldwide, Inc.	56,580	2,315,253

		27,144,322

Communications Equipment 1.1%
Bel Fuse, Inc. (Class “B” Stock)	15,767	505,963
Black Box Corp.	23,602	918,590
Blue Coat Systems, Inc.(a)	19,233	346,386
C-COR.net Corp.(a)	63,961	548,785
Comtech Telecommunications Corp.(a)	30,393	1,017,557
Digi International, Inc.(a)	33,080	446,580
Ditech Communications Corp.(a)	43,477	335,208
Harmonic, Inc.(a)	99,376	730,414
Inter-Tel, Inc.	28,343	612,209
NETGEAR, Inc.(a)	44,523	916,729
Network Equipment Technologies, Inc.(a)	33,503	138,032
PC-Tel, Inc.(a)	29,553	310,307
Symmetricom, Inc.(a)	61,245	494,247
Tollgrade Communications, Inc.(a)	18,273	163,543
ViaSat, Inc.(a)	32,423	813,169

		8,297,719

Computers & Peripherals 0.9%
Adaptec, Inc.(a)	154,689	682,178
Avid Technology, Inc.(a)(b)	56,469	2,056,602
Hutchinson Technology, Inc.(a)(b)	34,279	720,887
Komag, Inc.(a)(b)	41,152	1,315,219
Neoware, Inc.(a)	26,372	358,395
Novatel Wireless, Inc.(a)(b)	39,516	380,539
Synaptics, Inc.(a)(b)	33,360	812,983

		6,326,803

Construction & Engineering 1.1%
EMCOR Group, Inc.(a)	42,094	2,308,435
Insituform Technologies, Inc. (Class “A” Stock)(a)	36,298	881,315
Shaw Group, Inc. (The)(a)(b)	107,215	2,534,563
URS Corp.(a)	69,272	2,693,988

		8,418,301

Construction Materials 0.4%
Headwaters, Inc.(a)(b)	56,406	1,317,080
Texas Industries, Inc.	31,919	1,661,703

		2,978,783

Consumer Finance 0.4%
Cash America International, Inc.	39,475	1,542,683
Rewards Network, Inc.(a)	35,427	172,529
World Acceptance Corp.(a)	24,717	1,087,054

		2,802,266

Containers & Packaging 0.6%
AptarGroup, Inc.	46,519	2,366,887
Caraustar Industries, Inc.(a)	37,389	297,990
Chesapeake Corp.	26,461	378,657
Myers Industries, Inc.	35,915	610,555
Rock-Tenn Co. (Class “A” Stock)	42,680	845,064

		4,499,153

Distributors 0.3%
Audiovox Corp.(a)	24,174	336,502
Building Materials Holding Corp.(b)	38,652	1,005,725
Keystone Automotive Industries Inc.(a)	21,662	823,589

		2,165,816

Diversified Consumer Services 0.3%
CPI Corp.	6,990	339,295
Pre-Paid Legal Services, Inc.(b)	12,611	500,278
Universal Technical Institute, Inc.(a)	30,817	551,317
Vertrue, Inc.(a)	12,920	508,014

		1,898,904

Diversified Financial Services 0.3%
Financial Federal Corp.	36,255	971,634
Portfolio Recovery Associates, Inc.(a)(b)	21,233	931,492

		1,903,126

Diversified Telecommunication Services 0.3%
Commonwealth Telephone Enterprises, Inc.	28,050	1,156,501
General Communication, Inc. (Class “A” Stock)(a)	60,028	743,747

		1,900,248

Electrical Equipment 1.5%
Acuity Brands, Inc.	58,420	2,652,267
Baldor Electric Co.	38,721	1,193,768
Belden, Inc.	57,955	2,215,620
C&D Technologies, Inc.	34,117	242,231
Magnetek, Inc.(a)	38,789	134,210
Regal Beloit Corp.	41,200	1,792,200
Smith (A.O.) Corp.	30,302	1,194,808
Vicor Corp.	26,277	303,237
Woodward Governor Co.	39,243	1,316,210

		11,044,551

Electrical Utilities 1.1%
ALLETE, Inc.	40,432	1,756,770
Central Vermont Public Services Corp.	13,417	296,650
Cleco Corp.(b)	75,504	1,905,721
El Paso Electric Co.(a)	64,572	1,442,538
Green Mountain Power Corp.	7,036	234,791
UIL Holdings Corp.	32,843	1,231,613
Unisource Energy Corp.	46,878	1,562,444

		8,430,527

Electronic Equipment & Instruments 4.9%
Aeroflex, Inc.(a)	100,288	1,030,961
Agilysys, Inc.	40,707	571,526
Anixter International, Inc.(b)	44,926	2,536,971
Bell Microproducts, Inc. (Class “B” Stock)(a)	40,528	210,340
Benchmark Electronics, Inc.(a)(b)	86,062	2,313,346
Brightpoint, Inc.(a)	67,210	955,726
Checkpoint Systems, Inc.(a)	52,303	863,523
Cognex Corp.	60,344	1,524,289
Coherent, Inc.(a)	41,685	1,444,802
CTS Corp.	47,837	659,194
Daktronics, Inc.	42,156	872,208
Electro Scientific Industries, Inc.(a)	38,765	798,559
FLIR Systems, Inc.(a)(b)	91,555	2,486,633
Gerber Scientific, Inc.(a)	30,453	456,186
Global Imaging Systems, Inc.(a)	69,179	1,526,781
Insight Enterprises, Inc.(a)	64,495	1,329,242
Itron, Inc.(a)(b)	34,022	1,898,428
Keithley Instruments, Inc.	18,719	238,667
Littelfuse, Inc.(a)	29,834	1,035,240
Lojack Corp.(a)	24,274	475,528
Mercury Computer Systems, Inc.(a)	27,925	330,911
Methode Electronics, Inc. (Class “A” Stock)	49,710	472,742
MTS Systems Corp.	24,299	785,830
Park Electrochemical Corp.	26,960	854,093
Paxar Corp.(a)	54,860	1,096,103
Photo Dynamics, Inc.(a)	22,694	301,149
Planar Systems, Inc.(a)	22,707	257,724
Radisys Corp.(a)	28,526	606,178
Rogers Corp.(a)	23,367	1,442,912
Scansource, Inc.(a)	34,345	1,041,684
Technitrol, Inc.	54,130	1,615,781
Trimble Navigation, Ltd.(a)	73,567	3,463,535
X-Rite, Inc.	38,092	409,108

		35,905,900

Energy Equipment & Services 4.1%
Atwood Oceanics, Inc.(a)	36,050	1,621,169

Bristow Group, Inc.(a)(b)	31,214	1,073,762
CARBO Ceramics, Inc.(b)	26,973	971,837
Dril-Quip, Inc.(a)	15,719	1,063,862
Hydril Co.(a)	26,848	1,505,099
Input/Output, Inc.(a)(b)	93,172	925,198
Lone Star Technologies, Inc.(a)	41,255	1,995,917
Lufkin Industries, Inc.	19,872	1,051,626
Maverick Tube Corp.(a)	49,322	3,197,544
NS Group, Inc.(a)	30,291	1,955,284
Oceaneering International, Inc.(a)	72,260	2,225,608
SEACOR Holdings, Inc.(a)(b)	28,801	2,376,082
Tetra Technologies, Inc.(a)	95,804	2,314,625
Unit Corp.(a)	61,763	2,839,245
Veritas DGC, Inc.(a)(b)	47,835	3,148,500
W-H Energy Services, Inc.(a)	40,014	1,659,381

		29,924,739

Exchange Traded Fund 0.3%
iShares S&P SmallCap 600 Index	37,344	2,288,814

Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.	67,202	1,496,589
Great Atlantic & Pacific Tea Co., Inc.	25,985	625,719
Longs Drug Stores Corp.	38,097	1,752,842
Nash-Finch Co.	17,763	417,963
Performance Food Group Co.(a)(b)	46,418	1,303,882
United Natural Foods, Inc.(a)(b)	56,295	1,744,582

		7,341,577

Food Products 1.9%
American Italian Pasta Co. (Class “A” Stock)(a)(b)	24,535	190,882
Corn Products International, Inc.	98,057	3,190,774
Delta & Pine Land Co.	47,878	1,939,059
Flowers Foods, Inc.	69,487	1,867,811
Hain Celestial Group, Inc.(a)	51,337	1,312,174
J&J Snack Foods Corp.	18,199	565,989
Lance, Inc.	41,061	904,163
Peet’s Coffee & Tea, Inc.(a)	18,467	461,860
Ralcorp Holdings, Inc.(a)	35,576	1,715,830
Sanderson Farms, Inc.(b)	21,138	684,026
TreeHouse Foods, Inc.(a)	41,667	985,425

		13,817,993

Gas Utilities 3.3%
Atmos Energy Corp.	108,887	3,108,724
Cascade Natural Gas Corp.	15,309	399,412
Energen Corp.	96,668	4,047,490
Laclede Group, Inc. (The)	28,468	913,253
New Jersey Resources Corp.	37,491	1,848,306
Northwest Natural Gas Co.	36,740	1,443,147
Piedmont Natural Gas Co., Inc.(b)	100,505	2,543,782
South Jersey Industries, Inc.	38,998	1,166,430
Southern Union Co.	134,498	3,552,092
Southwest Gas Corp.	54,492	1,815,673
UGI Corp.	140,822	3,443,098

		24,281,407

Health Care Equipment & Supplies 5.6%
American Medical Systems Holdings, Inc.(a)	93,225	1,718,137
Analogic Corp.	18,648	957,015
ArthroCare Corp.(a)(b)	35,258	1,652,190
Biolase Technology, Inc.(a)(b)	31,442	196,513
Biosite, Inc.(a)(b)	23,200	1,072,536
CONMED Corp.(a)	37,167	784,595
Cooper Companies, Inc. (The)	59,983	3,209,091
Cyberonics, Inc.(a)(b)	28,839	505,548
Datascope Corp.	16,896	565,509
DJ Orthopedics, Inc.(a)	30,642	1,272,562
Haemonetics Corp.(a)	36,019	1,685,689
Hologic, Inc.(a)(b)	70,285	3,058,803
ICU Medical, Inc.(a)	19,285	877,082
IDEXX Laboratories, Inc.(a)	41,626	3,793,793
Immucor, Inc.(a)	90,158	2,020,441
Integra LifeSciences Holdings Corp.(a)	26,862	1,006,788
Intermagnetics General Corp.(a)	52,501	1,420,152
Invacare Corp.	42,500	999,600
Kensey Nash Corp.(a)	15,411	451,080
Mentor Corp.	55,431	2,793,168
Meridian Bioscience, Inc.	28,979	681,296
Merit Medical Systems, Inc.(a)	36,452	495,018
Osteotech, Inc.(a)	23,033	94,205
Palomar Medical Technologies, Inc.(a)(b)	23,542	993,472
PolyMedica Corp.(b)	30,892	1,322,487
Possis Medical, Inc.(a)	22,889	225,457
ResMed, Inc.(a)(b)	188	7,567
Respironics, Inc.(a)	96,944	3,743,008
SurModics, Inc.(a)(b)	21,291	747,740
Theragenics Corp.(a)	42,873	123,474
Viasys Healthcare, Inc.(a)	43,379	1,181,644
Vital Signs, Inc.	10,435	590,725
Wilson Greatbatch Technologies, Inc.(a)	29,139	659,124

		40,905,509

Health Care Providers & Services 3.5%
Amedisys, Inc.(a)(b)	21,493	852,627
AMERIGROUP Corp.(a)	69,337	2,048,908
AmSurg Corp.(a)	39,779	885,481
Centene Corp.(a)(b)	57,584	946,681
Chemed Corp.	35,007	1,129,326
Cross Country Healthcare, Inc.(a)	29,046	493,782
CryoLife, Inc.(a)	29,743	191,842
Genesis Healthcare Corp.(a)	26,235	1,249,573
Gentiva Health Services, Inc.(a)	36,164	594,536
Healthways, Inc.(a)	46,162	2,058,825
Hooper Holmes, Inc.	88,746	299,074
inVentiv Health, Inc.(a)	39,111	1,252,725

LCA-Vision, Inc.	27,908	1,152,879
Matria Healthcare, Inc.(a)(b)	28,275	785,762
Odyssey Healthcare, Inc.(a)(b)	45,794	649,359
Owens & Minor, Inc.	53,571	1,761,950
Pediatrix Medical Group, Inc.(a)	64,699	2,950,275
RehabCare Group, Inc.(a)	22,848	299,309
Sierra Health Services, Inc.(a)	75,003	2,838,115
Sunrise Senior Living, Inc.(a)	59,806	1,786,405
United Surgical Partners International, Inc.(a)	59,480	1,476,888

		25,704,322

Health Care Technology 0.7%
Cerner Corp.(a)(b)	86,065	3,907,350
Dendrite International, Inc.(a)	58,306	570,233
Per-Se Technologies, Inc.(a)	44,260	1,008,243

		5,485,826

Hotels, Restaurants & Leisure 3.7%
Aztar Corp.(a)(b)	48,662	2,579,572
Bally Total Fitness Holding Corp.(a)(b)	143	216
CEC Entertainment, Inc.(a)	44,398	1,398,981
IHOP Corp.	21,204	982,805
Jack in the Box, Inc.(a)	47,275	2,466,809
Landry’s Restaurants, Inc.(b)	22,697	684,315
Lone Star Steakhouse & Saloon, Inc.	24,678	685,308
Marcus Corp.	28,537	655,495
Multimedia Games, Inc.(a)(b)	36,587	332,210
O’Charleys, Inc.(a)	30,843	585,092
P.F. Chang’s China Bistro, Inc.(a)(b)	35,413	1,229,185
Panera Bread Co. (Class “A” Stock)(a)(b)	41,970	2,444,753
Papa John’s International, Inc.(a)(b)	31,963	1,154,184
Pinnacle Entertainment, Inc.(a)	64,048	1,801,030
RARE Hospitality International, Inc.(a)	45,394	1,387,241
Red Robin Gourmet Burgers, Inc.(a)(b)	22,106	1,019,308
Ryan’s Restaurant Group, Inc.(a)	56,460	896,020
Shuffle Master, Inc.(a)(b)	46,640	1,259,746
Sonic Corp.(a)	113,906	2,575,414
Steak n Shake Co. (The)(a)	37,476	632,970
Triarc Co., Inc. (Class “B” Stock)	82,561	1,248,322
WMS Industries, Inc.(a)	31,146	909,775

		26,928,751

Household Durables 1.7%
Bassett Furniture Industries, Inc.	15,671	254,497
Champion Enterprises, Inc.(a)	101,942	703,400
Ethan Allen Interiors, Inc.(b)	44,065	1,527,293
Interface, Inc.(a)	63,495	817,816
La-Z-Boy, Inc.(b)	68,762	959,918
Lenox Group, Inc.(a)	18,740	113,377
Libbey, Inc.	18,959	212,151
M/I Homes, Inc.	16,137	570,443
Meritage Home Corp.(a)	29,307	1,219,464
National Presto Industries, Inc.	6,306	348,533
NVR, Inc.(a)(b)	6,586	3,523,509

Russ Berrie & Co., Inc.(a)	15,267	232,669
Skyline Corp.	9,081	346,985
Standard Pacific Corp.	86,057	2,022,340

		12,852,395

Household Products 0.2%
Spectrum Brands, Inc.(a)(b)	50,466	425,933
WD-40 Co.	22,548	804,287

		1,230,220

Industrial Conglomerates 0.1%
Standex International Corp.	16,494	459,853
Tredegar Industries, Inc.	37,221	623,079

		1,082,932

Insurance 2.9%
Delphi Financial Group, Inc.	57,202	2,281,216
Hilb, Rogal & Hamilton Co.	47,556	2,028,263
Infinity Property & Casualty Corp.	27,069	1,113,348
LandAmerica Financial Group, Inc.	22,783	1,498,894
Philadelphia Consolidated Holding Corp.(a)	76,086	3,026,701
Presidential Life Corp.	28,689	641,773
ProAssurance Corp.(a)	44,308	2,183,498
RLI Corp.	27,396	1,391,443
Safety Insurance Group, Inc.	19,038	926,389
SCPIE Holdings, Inc.(a)	13,368	314,683
Selective Insurance Group, Inc.	38,972	2,050,317
Stewart Information Services Corp.	24,338	846,232
United Fire & Casualty Co.	28,030	877,339
Zenith National Insurance Corp.	49,323	1,967,494

		21,147,590

Internet & Catalog Retail 0.1%
PetMed Express, Inc.(a)	32,182	335,980
Stamps.com, Inc.(a)	26,930	513,286

		849,266

Internet Software & Services 1.2%
Bankrate, Inc.(a)(b)	15,238	404,721
Digital Insight Corp.(a)	45,216	1,325,733
InfoSpace, Inc.(a)	41,738	769,649
j2 Global Communications, Inc.(a)(b)	66,237	1,799,659
MIVA, Inc.(a)	37,900	125,070
United Online, Inc.	86,612	1,054,934
WebEx Communications, Inc.(a)(b)	56,700	2,212,435
Websense, Inc.(a)(b)	62,953	1,360,414

		9,052,615

IT Services 1.9%
CACI International, Inc. (Class “A” Stock)(a)	40,744	2,241,327
Carreker Corp.(a)	26,906	165,203

Ciber, Inc.(a)	72,546	480,980
eFunds Corp.(a)	62,120	1,502,062
Gevity HR, Inc.	35,399	806,389
Global Payments, Inc.	90,428	3,979,737
Keane, Inc.(a)	59,072	851,228
ManTech International Corp. (Class “A” Stock)(a)	24,137	796,762
MAXIMUS, Inc.	28,752	750,427
Startek, Inc.	15,011	187,187
Sykes Enterprises, Inc.(a)	39,123	796,153
TALX Corp.	42,745	1,048,107

		13,605,562

Leisure Equipment & Products 1.2%
Arctic Cat, Inc.	16,668	276,689
JAKKS Pacific, Inc.(a)	36,687	654,129
K2, Inc.(a)	62,770	736,292
Marinemax, Inc.(a)(b)	24,969	635,461
Nautilus Group, Inc. (The)(b)	43,726	601,233
Polaris Industries, Inc.(b)	54,049	2,224,116
Pool Corp.(b)	69,173	2,663,160
RC2 Corp.(a)	27,875	934,649
Sturm Ruger & Co., Inc.(a)	29,017	224,592

		8,950,321

Life Sciences Tools & Services 0.6%
Cambrex Corp.	35,790	741,211
Dionex Corp.(a)	26,683	1,359,232
Enzo Biochem, Inc.(a)(b)	36,503	444,972
Kendle International, Inc.(a)	16,262	520,709
PAREXEL International Corp.(a)	36,027	1,192,133
Pharmanet Development Group, Inc.(a)(b)	24,717	480,251

		4,738,508

Machinery 4.0%
Albany International Corp. (Class “A” Stock)	38,795	1,234,457
Astec Industries, Inc.(a)	25,072	633,068
ASV, Inc.(a)(b)	27,394	408,445
Barnes Group, Inc.	52,486	921,654
Briggs & Stratton Corp.(b)	68,345	1,882,905
CLARCOR, Inc.	69,332	2,113,933
Enpro Industries, Inc.(a)	28,208	847,932
Gardner Denver, Inc.(a)	70,028	2,316,526
IDEX Corp.	71,339	3,071,144
JLG Industries, Inc.	141,753	2,808,127
Kaydon Corp.	37,615	1,392,507
Lindsay Manufacturing Co.	15,381	442,204
Lydall, Inc.(a)	21,581	192,071
Manitowoc Co., Inc.(b)	82,156	3,679,768
Masco Tech, Inc.(a)	64,600	0
Mueller Industries, Inc.	49,335	1,735,112
Robbins & Myers, Inc.	22,238	687,599
Toro Co.	54,672	2,305,518
Valmont Industries, Inc.	22,840	1,193,390

Wabash National Corp.	41,580	569,230
Watts Water Technologies, Inc. (Class “A” Stock)	33,555	1,065,707
Wolverine Tube, Inc.(a)(b)	20,080	60,842

		29,562,139

Marine 0.3%
Kirby Corp.(a)	70,735	2,216,128

Media 0.7%
4Kids Entertainment, Inc.(a)	17,450	287,925
ADVO, Inc.	42,391	1,186,100
Arbitron, Inc.	39,020	1,444,130
Live Nation, Inc.(a)	87,321	1,783,095
Radio One, Inc. (Class “D” Stock)(a)	102,687	641,794

		5,343,044

Metals & Mining 2.3%
Aleris International, Inc.(a)	41,874	2,116,312
AMCOL International Corp.	29,212	727,671
Brush Engineered Materials, Inc.(a)	26,429	657,289
Carpenter Technology Corp.	34,078	3,663,726
Castle (A.M.) & Co.	16,799	450,885
Century Aluminum Co.(a)(b)	30,689	1,032,685
Chaparral Steel Co.(a)	61,674	2,100,616
Cleveland-Cliffs, Inc.(b)	55,538	2,116,553
Quanex Corp.	49,331	1,497,196
RTI International Metals, Inc.(a)	30,446	1,326,837
Ryerson Tull, Inc.(b)	34,872	763,348
Steel Technologies, Inc.	15,291	300,162

		16,753,280

Multiline Retail 0.2%
Fred’s, Inc.	53,309	672,759
Tuesday Morning Corp.(b)	39,711	551,189

		1,223,948

Multi-Utilities 0.3%
Avista Corp.	65,429	1,549,359
CH Energy Group, Inc.	18,071	930,114

		2,479,473

Oil, Gas & Consumable Fuels 3.7%
Cabot Oil & Gas Corp. (Class “A” Stock)	64,378	3,085,638
Cimarex Energy Co.	110,361	3,883,604
Frontier Oil Corp.	149,461	3,972,673
Helix Energy Solutions Group, Inc.(a)(b)	122,090	4,077,805
Massey Energy Corp.	107,063	2,241,899
Penn Virginia Corp.	24,940	1,581,445
Petroleum Development Corp.(a)	21,415	854,244
St. Mary Land & Exploration Co.	73,138	2,684,896

Stone Energy Corp.(a)	37,056	1,500,027
Swift Energy Co.(a)	39,008	1,631,315
World Fuel Services Corp.	37,750	1,526,988

		27,040,534

Paper & Forest Products 0.4%
Buckeye Technologies, Inc.(a)	50,508	429,318
Deltic Timber Corp.	13,554	645,984
Neenah Paper, Inc.	19,702	674,399
Pope & Talbot, Inc.	21,742	125,017
Schweitzer-Mauduit International, Inc.	20,570	390,419
Wausau-Mosinee Paper Corp.	59,860	808,109

		3,073,246

Personal Products 0.5%
NBTY, Inc.(a)	75,258	2,202,802
Playtex Products, Inc.(a)	74,702	1,001,007
USANA Health Sciences, Inc.(a)(b)	12,163	542,348

		3,746,157

Pharmaceuticals 0.8%
Alpharma, Inc. (Class “A” Stock)	56,984	1,332,856
Bradley Pharmaceuticals, Inc.(a)(b)	23,058	367,083
CNS, Inc.	18,657	526,687
Connetics Corp.(a)	45,877	500,059
MGI Pharma, Inc.(a)(b)	104,612	1,800,373
Noven Pharmaceuticals, Inc.(a)	31,726	765,231
Sciele Pharma, Inc.(a)	39,411	742,503

		6,034,792

Real Estate Investment Trusts (REITs) 3.9%
Acadia Realty Trust	42,377	1,080,614
Colonial Properties Trust(b)	61,257	2,928,697
EastGroup Properties, Inc.	31,284	1,559,820
Entertainment Properties Trust	35,340	1,742,969
Essex Property Trust, Inc.(b)	30,870	3,747,618
Glenborough Realty Trust, Inc.	43,008	1,106,596
Kilroy Realty Corp.	43,240	3,257,702
Lexington Corporate Properties Trust(b)	70,721	1,497,871
LTC Properties, Inc.	27,382	664,014
MID-AMERICA Apartment Comm	32,066	1,963,081
National Retail Properties, Inc.	77,472	1,673,395
New Century Financial Corp.(b)	60,669	2,384,898
Parkway Properties, Inc.	19,015	884,007
PS Business Parks, Inc.	21,358	1,287,887
Senior Housing Properties Trust	85,221	1,818,616
Sovran Self Storage, Inc.	24,146	1,341,310

		28,939,095

Road & Rail 1.5%
Arkansas Best Corp.	33,548	1,443,570
Heartland Express, Inc.	78,717	1,234,283
Kansas City Southern Industries, Inc.(a)	100,908	2,755,797
Knight Transportation, Inc.	76,667	1,299,506
Landstar System, Inc.	76,820	3,280,214
Old Dominion Freight Line, Inc.(a)	37,273	1,119,308

		11,132,678

Semiconductors & Semiconductor Equipment 3.2%
Actel Corp.(a)	34,724	539,958
Advanced Energy Industries, Inc.(a)	47,119	802,908
ATMI, Inc.(a)	48,634	1,413,790
Axcelis Technologies, Inc.(a)	135,029	953,305
Brooks Automation, Inc.(a)	100,399	1,310,207
Cabot Microelectronics Corp.(a)	32,500	936,650
Cohu, Inc.	30,124	537,111
Cymer, Inc.(a)(b)	52,446	2,302,904
Diodes, Inc.(a)	26,269	1,134,033
DSP Group, Inc.(a)	39,191	895,514
Exar Corp.(a)	47,994	637,840
FEI Co.(a)	33,729	712,019
Kopin Corp.(a)	90,528	303,269
Kulicke & Soffa Industries, Inc.(a)	76,066	672,423
Microsemi Corp.(a)	94,862	1,788,149
Pericom Semiconductor Corp.(a)	35,063	341,864
Phototronics, Inc.(a)	55,588	785,458
Rudolph Technologies, Inc.(a)	33,030	605,440
Skyworks Solutions, Inc.(a)	214,730	1,114,449
Standard Microsystems Corp.(a)	29,435	836,543
Supertex, Inc.(a)	18,257	709,650
Ultratech Stepper, Inc.(a)	31,456	418,994
Varian Semiconductor Equipment Associates, Inc.(a)	73,425	2,694,697
Veeco Instruments, Inc.(a)	40,951	825,163

		23,272,338

Software 4.0%
Altiris, Inc.(a)	31,808	670,831
ANSYS, Inc.(a)	51,149	2,259,763
Captaris, Inc.(a)	37,470	219,574
Catapult Communications Corp.(a)	14,043	117,399
Epicor Software Corp.(a)	73,770	967,125
EPIQ Systems, Inc.(a)	19,111	281,123
FactSet Research Systems, Inc.	50,134	2,435,008
FileNet Corp.(a)	56,703	1,974,965
Hyperion Solution Corp.(a)	76,756	2,646,548
Internet Security Systems, Inc.(a)(b)	51,465	1,428,668
JDA Software Group, Inc.(a)	38,891	599,699
Kronos, Inc.(a)	42,478	1,448,075
Manhattan Associates, Inc.(a)	36,180	873,385
Mapinfo Corp.(a)	28,445	364,949
MICROS Systems, Inc.(a)	51,854	2,536,699

MRO Software, Inc.(a)	30,029	770,844
Napster, Inc.(a)	59,761	255,179
Open Solutions, Inc.(a)	27,575	794,436
Phoenix Technologies, Ltd.(a)	33,862	145,607
Progress Software Corp.(a)	54,766	1,423,916
Quality Systems, Inc.	22,482	872,077
Radiant Systems, Inc.(a)	34,356	415,020
Secure Computing Corp.(a)	85,587	541,766
Sonic Solutions(a)	34,557	526,649
SPSS, Inc.(a)	26,266	654,811
Take -Two Interactive Software, Inc.(a)(b)	96,667	1,378,471
THQ, Inc.(a)(b)	85,781	2,502,232

		29,104,819

Specialty Retail 4.3%
Aaron Rents, Inc.	64,777	1,488,575
Cato Corp. (The) (Class “A” Stock)	41,981	919,804
Children’s Place Retail Stores, Inc. (The)(a)	31,128	1,993,126
Christopher & Banks Corp.	49,877	1,470,374
Cost Plus, Inc.(a)(b)	29,427	352,241
Dress Barn, Inc.(a)	60,796	1,326,569
Finish Line, Inc. (The) (Class “A” Stock)	56,391	711,654
Genesco, Inc.(a)	30,444	1,049,405
Group 1 Automotive, Inc.	32,100	1,601,790
Guitar Center, Inc.(a)	39,064	1,745,380
Gymboree Corp. (The)(a)(b)	42,611	1,797,332
Hancock Fabrics, Inc.(a)	25,473	73,108
Haverty Furniture Cos., Inc.(b)	30,198	481,658
Hibbett Sporting Goods, Inc.(a)	42,736	1,118,828
Hot Topic, Inc.(a)	58,831	655,377
Jo-Ann Stores, Inc.(a)(b)	32,393	541,611
Jos. A. Bank Clothiers, Inc.(a)(b)	24,034	720,059
Men’s Wearhouse, Inc. (The)	70,856	2,636,551
Midas, Inc.(a)	15,999	330,859
Pep Boys-Manny, Moe & Jack	72,399	930,327
Select Comfort Corp.(a)(b)	71,623	1,567,111
Sonic Automotive, Inc.	40,036	924,431
Stage Stores, Inc.	35,551	1,043,066
Stein Mart, Inc.	36,036	548,108
Tractor Supply Co.(a)(b)	45,883	2,214,314
Tween Brands Inc.(a)	43,783	1,646,241
Zale Corp.(a)	64,282	1,783,183

		31,671,082

Textiles, Apparel & Luxury Goods 2.2%
Ashworth, Inc.(a)	19,358	132,602
Brown Shoe Co., Inc.	38,125	1,366,400
Crocs, Inc.(a)	44,600	1,514,170
Deckers Outdoor Corp.(a)	14,531	687,607
Fossil, Inc.(a)(b)	60,190	1,296,493
Kellwood Co.(b)	34,265	987,860
K-Swiss, Inc.	35,354	1,062,741
Oxford Industries, Inc.	20,268	869,700
Phillips-Van Heusen Corp.	73,896	3,086,636
Quiksilver, Inc.(a)	160,495	1,950,014

Skechers USA, Inc., (Class “A” Stock)(a)	33,075	777,593
Stride Rite Corp.	48,545	677,688
Wolverine World Wide, Inc.	73,918	2,092,619

		16,502,123

Thrifts & Mortgage Finance 2.2%
Anchor BanCorp Wisconsin, Inc.	24,246	692,466
Bank Mutual Corp.	80,172	972,486
BankAtlantic Bancorp, Inc. (Class “A” Stock)	61,332	872,141
BankUnited Financial Corp. (Class “A” Stock)	42,551	1,109,305
Brookline Bancorp, Inc.	82,148	1,129,535
Dime Community Bancshares	36,708	540,709
Downey Financial Corp.	26,055	1,733,699
Fidelity Bankshares, Inc.	29,069	1,133,982
FirstFed Financial Corp.(a)(b)	22,199	1,259,127
Flagstar Bancorp, Inc.	51,637	751,318
Franklin Bank Corp.(a)	31,214	620,534
Fremont General Corp.	90,335	1,263,787
Harbor Florida Bancshares, Inc.	26,376	1,168,721
MAF Bancorp, Inc.	37,416	1,544,907
TrustCo Bank Corp.(b)	100,100	1,085,084

		15,877,801

Tobacco 0.1%
Alliance One International, Inc.	116,171	476,301

Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	50,635	1,235,494
Kaman Corp. (Class “A” Stock)	32,023	576,734
Lawson Products, Inc.	5,903	247,454
Watsco, Inc.	32,668	1,503,055

		3,562,737

Water Utilites 0.1%
American States Water Co.	22,670	867,128

TOTAL LONG-TERM INVESTMENTS (cost $513,889,543)		732,449,253

SHORT-TERM INVESTMENTS 18.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series
(includes $135,247,623 of cash collateral received for securities on loan)(c)(d)	135,247,623	135,247,623

	Principal Amount (000)
U.S. Government Obligation
U.S. Treasury Bill(e)(f) 4.77%, 12/14/06	$300	297,132

TOTAL SHORT-TERM INVESTMENTS (cost $135,544,681)		135,544,755

TOTAL INVESTMENTS 118.1% (cost $649,434,224)		867,994,008

LIABILITIES IN EXCESS OF OTHER ASSETS(g) (18.1%)		(133,330,127)

NET ASSETS 100.0%		$734,663,881

The following abbreviation is used in the portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $128,712,294; cash collateral of $135,247,623 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Liabilities in excess of other assets includes net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at September 30, 2006	Value at Trade Date	Unrealized Appreciation
Long Positions:
5	Russell 2000	Dec. 06	$1,830,250	$1,813,550	$16,700

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.4%
Affiliated Mutual Funds
American Skandia Trust-Marsico Capital Growth Portfolio	1,622,278	$30,758,388
The Prudential Series Fund —
Jennison Portfolio (Class I)	1,546,090	31,354,702
Money Market Portfolio	348,011	3,480,109
Natural Resources Portfolio (Class I)	96,406	3,888,043
SP Large Cap Value Portfolio	4,997,752	61,422,375
SP LSV International Value Portfolio	2,260,743	23,466,510
SP Small Cap Growth Portfolio (a)	1,087,680	7,592,007
SP Small Cap Value Portfolio	372,558	4,742,658
SP William Blair International Growth Portfolio (Class I)	3,169,718	23,772,886

TOTAL LONG-TERM INVESTMENTS (cost $164,610,596)		190,477,678

SHORT-TERM INVESTMENT 0.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $1,054,626)	1,054,626	1,054,626

TOTAL INVESTMENTS 100.0% (cost $165,665,222)(b)		191,532,304
LIABILITIES IN EXCESS OF OTHER ASSETS		(4,503)

NET ASSETS 100.0%		$191,527,801

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying funds in which the Portfolio invests.

SP AIM CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.3%

COMMON STOCKS

Aerospace — 2.1%
Northrop Grumman Corp.	5,782	$393,581
United Technologies Corp.	5,600	354,760

		748,341

Automobiles — 1.0%
Renault SA (France) *	3,098	355,327

Beverages — 1.3%
Heineken NV (Netherlands)	10,111	462,464

Biotechnology — 1.9%
Amgen, Inc. *	9,493	679,034

Broadcast & Cable/Satellite TV — 0.5%
Clear Channel Communications, Inc.	5,843	168,570

Commercial Banks — 1.2%
Barclays PLC (United Kingdom)	33,694	425,205

Communication Equipment — 1.0%
Corning, Inc. *	15,096	368,493

Computer Services & Software — 7.3%
Cisco Systems, Inc. *	29,700	683,100
EMC Corp. *	32,829	393,291
Microsoft Corp.	29,408	803,721
Symantec Corp. *	33,095	704,262

		2,584,374

Computers — 1.2%
International Business Machines Corp.	5,420	444,115

Computers & Peripherals — 0.8%
Seagate Technology, Inc. (Cayman Islands) *	12,594	290,795

Consumer Products & Services — 3.6%
Avon Products, Inc.	17,072	523,427
Estee Lauder Cos., Inc. (Class A Stock)	18,814	758,769

		1,282,196

Diversified Manufacturing Operations — 3.9%
General Electric Co.	16,500	582,450
Tyco International Ltd.	28,934	809,863

		1,392,313

Electronic Components — 2.0%
Koninklijke (Royal) Philips Electronics NV (Netherlands) *	20,601	722,828

Electronics — 0.9%
Analog Devices, Inc.	10,283	302,217

Entertainment & Leisure — 1.0%
Nintendo Co. Ltd. (Japan)	1,700	350,290

Financial Services — 3.6%
Citigroup, Inc.	6,900	342,723
Moody’s Corp.	2,150	140,567
Morgan Stanley	5,139	374,685
UBS AG (Switzerland)	7,000	418,729

		1,276,704

Food & Beverage — 9.0%
Cadbury Schweppes PLC (United Kingdom)	80,479	856,641
Coca-Cola Co.	12,840	573,691
General Mills, Inc.	7,099	401,803
Kroger Co. (The) *	17,474	404,348
Sysco Corp.	11,833	395,814
Unilever NV (Netherlands)	23,631	581,329

		3,213,626

Industrial Conglomerates — 1.0%
3M Co.	4,816	358,407

Insurance — 6.7%
Berkshire Hathaway, Inc. (Class A Stock) *	9	862,200
Chubb Corp. (The)	7,234	375,879
Genworth Financial, Inc. (Class A Stock)	10,100	353,601
Marsh & McLennan Cos., Inc.	10,800	304,020
XL Capital Ltd. (Class A Stock)	7,100	487,770

		2,383,470

Iron / Steel — 1.1%
Tenaris SA, ADR (Luxembourg)	10,975	388,295

Machinery — 1.1%
Dover Corp.	8,519	404,141

Media — 3.2%
Gannett Co., Inc.	4,367	248,177
McGraw-Hill Cos., Inc.	5,075	294,502
News Corp. (Class A Stock)	29,900	587,535

		1,130,214

Office Equipment — 1.9%
Xerox Corp. *	43,712	680,159

Oil, Gas & Consumable Fuels — 5.5%
Exxon Mobil Corp.	13,382	897,932
Schlumberger Ltd.	5,460	338,684
Smith International, Inc.	8,153	316,336
Total SA (France) (Class B Stock)	6,356	417,092

		1,970,044

Pharmaceuticals — 8.3%
Bristol-Myers Squibb Co.	22,500	560,700
Forest Laboratories, Inc. *	9,627	487,222
GlaxoSmithKline PLC, ADR (United Kingdom)	12,526	666,759
Merck & Co., Inc.	8,643	362,142
Pfizer, Inc.	13,700	388,532

1

SP AIM CORE EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
Teva Pharmaceutical Industries Ltd., ADR (Israel)	14,272	$486,533

		2,951,888

Railroads — 1.4%
Union Pacific Corp.	5,750	506,000

Retail — 2.6%
Gap, Inc. (The)	18,279	346,387
Wal-Mart Stores, Inc.	11,765	580,250

		926,637

Software — 1.0%
Automatic Data Processing, Inc.	7,700	364,518

Telecommunications — 3.5%
AT&T, Inc.	24,657	802,832
Nokia Corp., ADR (Finland) *	23,268	458,147

		1,260,979

Telecommunications Wireless — 1.1%
SK Telecom Co. Ltd., ADR (South Korea)	16,000	378,080

Transportation — 0.4%
United Parcel Service, Inc. (Class B Stock)	2,112	151,937

Utilities - Electrical Utilities — 1.5%
FPL Group, Inc.	11,624	523,080

Waste Management — 1.7%
Waste Management, Inc.	16,800	616,224

Total Long-Term Investments (cost $26,166,993)		30,060,965

SHORT-TERM INVESTMENT — 15.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $5,565,216)(w)	5,565,216	5,565,216

Total Investments — 99.9% (cost $31,732,209)		35,626,181
Other assets in excess of liabilities — 0.1%		18,644

Net Assets — 100.0%		$35,644,825

The following abbreviations are used in portfolio descriptions:

ADR    American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.5%
Affiliated Mutual Funds
American Skandia Trust-Marsico Capital Growth Portfolio	7,462,924	$141,497,036
The Prudential Series Fund —
Jennison Portfolio (Class I)	7,154,199	145,087,154
Money Market Portfolio	7,650,901	76,509,011
Natural Resources Portfolio (Class I)	517,997	20,890,826
SP Large Cap Value Portfolio	23,191,472	285,023,197
SP LSV International Value Portfolio	10,614,892	110,182,578
SP PIMCO High Yield Portfolio	2,708,158	27,406,563
SP PIMCO Total Return Portfolio	35,089,178	391,244,338
SP Small Cap Growth Portfolio(a)	4,867,264	33,973,505
SP Small Cap Value Portfolio	1,633,726	20,797,335
SP William Blair International Growth Portfolio (Class I)	14,553,196	109,148,966

TOTAL LONG-TERM INVESTMENTS (cost $1,248,628,866)		1,361,760,509

SHORT-TERM INVESTMENT 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $6,596,588)	6,596,588	6,596,588

TOTAL INVESTMENTS 100.0% (cost $1,255,225,454)(b)		1,368,357,097

LIABILITIES IN EXCESS OF OTHER ASSETS		(32,973)

NET ASSETS 100.0%		$1,368,324,124

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the Manager of the Portfolio, also serves as manager of the underlying funds in which the Portfolio invests.

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.5%
Affiliated Mutual Funds
American Skandia Trust-Marsico Capital Growth Portfolio	2,268,246	$43,005,937
The Prudential Series Fund—
Jennison Portfolio (Class I)	2,201,412	44,644,626
Money Market Portfolio	5,624,042	56,242,140
Natural Resources Portfolio (Class I)	159,387	6,428,080
SP Large Cap Value Portfolio	7,083,760	87,059,407
SP LSV International Value Portfolio	3,210,794	33,328,039
SP PIMCO High Yield Portfolio	1,878,390	19,009,305
SP PIMCO Total Return Portfolio	25,485,443	284,162,690
SP Small Cap Growth Portfolio (a)	1,571,601	10,969,774
SP Small Cap Value Portfolio	493,270	6,279,322
SP William Blair International Growth Portfolio (Class I)	4,641,871	34,814,030

TOTAL LONG-TERM INVESTMENTS (cost $592,934,590)		625,943,350

SHORT-TERM INVESTMENTS 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $3,187,245)	3,187,245	3,187,245

TOTAL INVESTMENTS 100.0% (cost $596,121,835)(b)		629,130,595

LIABILITIES IN EXCESS OF OTHER ASSETS		(11,817)

NET ASSETS 100.0%		$629,118,778

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the Manager of the Portfolio, also serves as manager of the underlying funds in which the Portfolio invests.

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS

Automobile Manufacturers — 0.2%
Carmax, Inc. *	18,500	$771,635

Beverages — 0.8%
Heineken Holding NV (Netherlands)	65,450	2,571,988

Business Services — 1.5%
Iron Mountain, Inc. *(a)	104,900	4,504,406

Computers — 1.3%
Dell, Inc. *	87,200	1,991,648
Hewlett-Packard Co.	54,700	2,006,943

		3,998,591

Construction — 0.2%
Hunter Douglas NV (Netherlands)	10,453	733,000

Consumer Services — 0.4%
Apollo Group, Inc. (Class A Stock) *	22,500	1,107,900

Containers & Packaging — 2.0%
Sealed Air Corp.	114,500	6,196,740

Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	41,000	1,257,060

Diversified Manufacturing Operations — 4.3%
Tyco International Ltd.	474,152	13,271,515

Diversified Metals — 0.4%
BHP Billiton PLC (United Kingdom)	39,200	676,710
Rio Tinto PLC (United Kingdom)	14,900	704,980

		1,381,690

Entertainment & Leisure — 1.9%
Harley-Davidson, Inc.	96,500	6,055,375

Financial—Bank & Trust — 3.0%
HSBC Holdings PLC (United Kingdom)	510,812	9,320,270

Financial Services — 15.2%
American Express Co.	258,000	14,468,640
Ameriprise Financial, Inc.	72,160	3,384,304
Commerce Bancorp, Inc. (a)	57,200	2,099,812
Golden West Financial Corp.	135,300	10,451,925
H&R Block, Inc.	152,300	3,311,002
Moody’s Corp.	65,500	4,282,390
State Street Corp.	9,700	605,280
Wells Fargo & Co.	242,600	8,777,268

		47,380,621

Foods — 1.9%
Diageo PLC, ADR (United Kingdom)	54,100	3,843,264
Hershey Co. (a)	38,100	2,036,445

		5,879,709

Healthcare Providers & Services — 1.0%
Cardinal Health, Inc.	46,600	3,063,484

Household Products — 1.2%
Procter & Gamble Co.	57,800	3,582,444

Insurance — 14.7%
American International Group, Inc.	210,500	13,947,730
AON Corp.	60,900	2,062,683
Berkshire Hathaway, Inc. (Class A Stock) *	107	10,250,600
Chubb Corp. (The)	16,900	878,124
Loews Corp.	168,500	6,386,150
Markel Corp. *	700	287,462
Principal Financial Group, Inc.	18,900	1,025,892
Progressive Corp.	295,800	7,258,932
Sun Life Financial, Inc. (Canada)	11,800	484,626
Transatlantic Holdings, Inc.	50,175	3,031,072

		45,613,271

Internet Services — 0.3%
Expedia, Inc. *	21,050	330,064
IAC/InterActive Corp. *	21,050	605,398

		935,462

Internet Software & Services — 0.6%
Amazon.com, Inc. *(a)	56,600	1,817,992

Investment Firms — 7.2%
Citigroup, Inc.	135,100	6,710,417
JPMorgan Chase & Co.	289,016	13,572,191
Morgan Stanley	30,400	2,216,464

		22,499,072

Materials — 0.7%
Martin Marietta Materials, Inc.	27,100	2,293,202

Media — 6.9%
Comcast Corp. (Special Class A Stock) *(a)	273,900	10,082,259
Gannett Co., Inc.	14,000	795,620
Lagardere SCA (France)	37,700	2,720,140
Liberty Media Corp.—Capital (Class A Stock) *	10,125	846,146
Liberty Media Corp.—Interactive (Class A Stock) *	50,925	1,037,852
News Corp. (Class A Stock)	265,600	5,219,040
WPP Group PLC, ADR (United Kingdom)	13,200	814,836

		21,515,893

Mining — 0.7%
Vulcan Materials Co. (a)	27,000	2,112,750

Oil, Gas & Consumable Fuels — 11.1%
ConocoPhillips	205,740	12,247,702
Devon Energy Corp.	108,000	6,820,200
EOG Resources, Inc. (a)	92,400	6,010,620
Occidental Petroleum Corp.	145,200	6,985,572

1

SP DAVIS VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Transocean, Inc. (Cayman Islands) *	34,500	$2,526,435

		34,590,529

Pharmaceuticals — 1.4%
Caremark Rx, Inc.	75,500	4,278,585

Retail & Merchandising — 6.5%
Bed Bath & Beyond, Inc. *	47,500	1,817,350
Costco Wholesale Corp. (a)	237,800	11,813,904
Wal-Mart Stores, Inc.	134,700	6,643,404

		20,274,658

Software — 3.1%
Dun & Bradstreet Corp. *	35,800	2,684,642
Microsoft Corp.	252,300	6,895,359

		9,580,001

Specialty Retail — 0.5%
Lowe’s Co., Inc.	54,300	1,523,658

Telecommunications Wireless — 2.4%
Nokia Corp. (Class A Stock), ADR (Finland)	38,300	754,127
NTL, Inc.	62,517	1,589,807
SK Telecom Co. Ltd., ADR (South Korea)	67,000	1,583,210
Sprint Nextel Corp. (a)	204,300	3,503,745

		7,430,889

Tobacco — 4.5%
Altria Group, Inc.	181,100	13,863,205

Transportation — 1.2%
Cosco Pacific Ltd. (Hong Kong)	469,200	938,322
Kuehne & Nagel International AG (Switzerland)	17,145	1,186,007
United Parcel Service, Inc. (Class B Stock)	21,300	1,532,322

		3,656,651

Transportation/Shipping — 0.5%
China Merchants Holdings International Co. Ltd. (Hong Kong)	572,594	1,679,420

TOTAL LONG-TERM INVESTMENTS (cost $224,562,035)		304,741,666

SHORT-TERM INVESTMENT — 11.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $35,756,073; includes $30,008,517 of cash collateral for securities on loan) (b)(w)	35,756,073	35,756,073

Total Investments — 109.5% (cost $260,318,108)		340,497,739
Liabilities in excess of other assets — (9.5)%		(29,616,608)

Net Assets — 100.0%		$310,881,131

The following abbreviation is used in portfolio descriptions:

ADR    American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $28,937,954; cash collateral of $30,008,517 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.5%
Affiliated Mutual Funds
American Skandia Trust-Marsico Capital Growth Portfolio	9,007,166	$170,775,870
The Prudential Series Fund —
Jennison Portfolio (Class I)	8,571,368	173,827,335
Money Market Portfolio	2,066,070	20,660,700
Natural Resources Portfolio (Class I)	616,890	24,879,164
SP Large Cap Value Portfolio	27,891,644	342,788,307
SP LSV International Value Portfolio	12,583,600	130,617,773
SP PIMCO High Yield Portfolio	1,206,985	12,214,688
SP PIMCO Total Return Portfolio	13,889,906	154,872,456
SP Small Cap Growth Portfolio (a)	5,327,808	37,188,102
SP Small Cap Value Portfolio	2,168,181	27,600,938
SP William Blair International Growth Portfolio (Class I)	17,615,601	132,117,006

TOTAL LONG-TERM INVESTMENTS (cost $1,094,337,249)		1,227,542,339

SHORT-TERM INVESTMENT 0.5%
Affiliated Money Market Mutual Fund	6,133,194	6,133,194

Dryden Core Investment Fund - Taxable Money Market Series (cost $6,133,194)
TOTAL INVESTMENTS 100.0% (cost $1,100,470,443)(b)		1,233,675,533

LIABILITIES IN EXCESS OF OTHER ASSETS		(36,984)

NET ASSETS 100.0%		$1,233,638,549

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying funds in which the Portfolio invests.

SP LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%

COMMON STOCKS

Aerospace/Defense — 1.5%
Goodrich Corp.	22,000	$891,440
Lockheed Martin Corp.	65,200	5,611,112
Northrop Grumman Corp.	55,300	3,764,271
Raytheon Co.	66,100	3,173,461

		13,440,284

Auto Components — 0.6%
Johnson Controls, Inc.	50,300	3,608,522
Magna International, Inc. (Class A Stock)	21,800	1,592,054

		5,200,576

Automotive Parts — 0.2%
Advance Auto Parts, Inc. *	12,300	405,162
Paccar, Inc.	28,350	1,616,517

		2,021,679

Banks — 2.2%
Fannie Mae	240,700	13,457,537
First Tennessee National Corporation	48,700	1,851,087
KeyCorp	123,200	4,612,608

		19,921,232

Beverages — 0.5%
Coca-Cola Co.	22,400	1,000,832
Coca-Cola Enterprises, Inc. (a)	147,500	3,072,425

		4,073,257

Chemicals — 1.8%
Dow Chemical Co.	185,800	7,242,484
Eastman Chemical Co.	94,800	5,121,096
Praxair, Inc.	21,000	1,242,360
Rohm & Haas Co.	45,700	2,163,895

		15,769,835

Commercial Banks — 4.5%
Bank of America Corp.	605,345	32,428,332
Marshall & Ilsley Corp.	90,500	4,360,290
North Fork Bancorp, Inc.	52,000	1,489,280
UnionBanCal Corp.	27,700	1,686,930
Zions Bancorp	5,100	407,031

		40,371,863

Commercial Services & Supplies — 0.3%
Avis Budget Group	23,460	429,083
PHH Corp. *	3,110	85,214
Waste Management, Inc.	71,900	2,637,292

		3,151,589

Communication Equipment — 0.2%
QUALCOMM, Inc.	43,100	1,566,685

Computers & Peripherals — 0.3%
Hewlett-Packard Co.	31,600	1,159,404
Sun Microsystems, Inc.	281,500	1,399,055

		2,558,459

Construction — 0.2%
D.R. Horton, Inc.	37,000	886,150
Toll Brothers, Inc. *	44,100	1,238,328

		2,124,478

Consumer Finance — 0.1%
American Express Co.	8,900	499,112

Consumer Products & Services — 3.0%
Procter & Gamble Co.	214,100	13,269,918
UST, Inc. (a)	242,400	13,290,792

		26,560,710

Containers & Packaging — 0.1%
Smurfit-Stone Container Corp.	6,000	67,200
Temple-Inland, Inc.	10,700	429,070

		496,270

Diversified Financial Services — 9.5%
AmSouth Bancorp	21,700	630,168
BB & T Corp.	4,800	210,144
Capital One Financial Corp.	3,200	251,712
CIT Group, Inc.	108,200	5,261,766
Citigroup, Inc.	482,300	23,955,841
Countrywide Credit Industries, Inc. (a)	122,200	4,281,888
Goldman Sachs Group, Inc.	12,100	2,046,957
JPMorgan Chase & Co.	126,300	5,931,048
Merrill Lynch & Co., Inc.	35,600	2,784,632
Morgan Stanley Dean Witter & Co.	164,600	12,000,986
State Street Corp.	46,000	2,870,400
TCF Financial Corp.	58,900	1,548,481
U.S. Bancorp	347,100	11,530,662
Wells Fargo & Co.	340,800	12,330,144

		85,634,829

Diversified Financials — 0.2%
Franklin Resources, Inc.	14,300	1,512,225

Diversified Manufacturing Operations
Textron, Inc.	4,000	350,000

Diversified Telecommunication Services — 3.8%
AT&T, Inc. (a)	403,700	13,144,472
BellSouth Corp.	3,500	149,625
Cisco Systems, Inc. *	48,600	1,117,800
Corning, Inc. *(a)	91,800	2,240,838
Motorola, Inc.	60,500	1,512,500
Sprint Nextel Corp. (a)	200,700	3,442,005
Verizon Communications, Inc.	337,800	12,542,514

		34,149,754

Electric - Integrated — 0.2%
Sierra Pacific Resources *	139,300	1,997,562

Electric Utilities — 6.0%
American Electric Power Co., Inc.	133,000	4,837,210
CMS Energy Corp. *(a)	175,100	2,528,444
Consolidated Edison, Inc. (a)	41,900	1,935,780
Edison International	105,600	4,397,184

1

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Exelon Corp.	92,700	$5,612,058
FPL Group, Inc. (a)	189,700	8,536,500
General Electric Co.	518,500	18,303,050
Ingersoll-Rand Co. Ltd. (Class A Stock)	42,200	1,602,756
Northeast Utilities	77,600	1,805,752
Pinnacle West Capital Corp.	17,100	770,355
Wisconsin Energy Corp.	26,100	1,125,954
Xcel Energy, Inc.	105,800	2,184,770

		53,639,813

Electronics — 0.2%
Fisher Scientific International, Inc. *(a)	23,100	1,807,344

Energy Equipment & Services — 0.1%
Weatherford International Ltd. (a)	32,300	1,347,556

Exchange Traded Fund — 0.3%
iShares Russell 1000 Value Index Fund	31,770	2,448,832

Financial - Bank & Trust — 3.2%
Comerica, Inc.	79,100	4,502,372
PNC Financial Services Group, Inc.	38,000	2,752,720
Regions Financial Corp.	33,200	1,221,428
Sovereign Bancorp, Inc.	167,285	3,598,300
Wachovia Corp. (a)	107,400	5,992,920
Washington Mutual, Inc.	243,100	10,567,557

		28,635,297

Financial - Brokerage
MGIC Investment Corp.	6,000	359,820

Financial Services — 2.0%
Freddie Mac	264,400	17,537,652
TD Ameritrade Holding Corp.	900	16,965

		17,554,617

Food & Staples Retailing — 0.5%
Safeway, Inc.	74,800	2,270,180
Sysco Corp. (a)	14,800	495,060
Wal-Mart Stores, Inc.	37,200	1,834,704

		4,599,944

Food Products — 0.9%
Kellogg Co.	4,200	207,984
Kraft Foods, Inc. (Class A Stock) (a)	71,000	2,531,860
Sara Lee Corp.	93,400	1,500,938
Unilever PLC, ADR (United Kingdom)	148,140	3,675,353

		7,916,135

Healthcare Equipment & Supplies
McKesson Corp.	800	42,176

Healthcare Providers & Services — 2.8%
Aetna, Inc.	117,900	4,662,945
HCA, Inc.	77,600	3,871,464
Tenet Healthcare Corp. *(a)	362,800	2,953,192
UnitedHealth Group, Inc.	171,100	8,418,120
WellPoint, Inc. *	68,400	5,270,220

		25,175,941

Healthcare Services — 0.6%
Laboratory Corp. of America Holdings *(a)	68,000	4,458,760
Quest Diagnostics, Inc.	14,100	862,356

		5,321,116

Healthcare Supplies — 0.5%
Amgen, Inc. *(a)	37,400	2,675,222
Baxter International, Inc.	7,100	322,766
Zimmer Holdings, Inc. *	22,200	1,498,500

		4,496,488

Hotels & Motels
Starwood Hotels & Resorts Worldwide, Inc.	1,400	80,066

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp. (Panama) (a)	28,600	1,345,058
Harrah’s Entertainment, Inc.	53,727	3,569,085
Hilton Hotels Corp.	10,700	297,995
McDonald’s Corp.	27,400	1,071,888
Wyndham Worldwide Corp.	46,920	1,312,352
Yum! Brands, Inc.	39,900	2,076,795

		9,673,173

Household Durables — 1.4%
Centex Corp (a)	44,500	2,341,590
Fortune Brands, Inc.	6,100	458,171
Lennar Corp. (Class A Stock)	187,300	8,475,325
Lennar Corp. (Class B Stock)	16,200	680,724
Mohawk Industries, Inc. *(a)	6,700	498,815

		12,454,625

Industrial Conglomerates — 2.4%
3M Co.	105,000	7,814,100
Eaton Corp.	38,200	2,630,070
Tyco International Ltd.	413,500	11,573,865

		22,018,035

Insurance — 8.0%
Allstate Corp. (The)	58,800	3,688,524
AMBAC Financial Group, Inc.	40,700	3,367,925
American International Group, Inc.	89,600	5,936,896
Assurant, Inc. (a)	55,100	2,942,891
Chubb Corp. (The)	61,700	3,205,932
CIGNA Corp.	13,100	1,523,792
Genworth Financial, Inc. (Class A Stock)	248,600	8,703,486
Hanover Insurance Group, Inc. (The)	48,000	2,142,240
Hartford Financial Services Group, Inc.	95,100	8,249,925
Lincoln National Corp.	39,500	2,452,160
MBIA, Inc. (a)	88,500	5,437,440
MetLife, Inc. (a)	129,700	7,351,396

2

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d.)
Protective Life Corp.	23,700	$1,084,275
St. Paul Travelers Cos., Inc. (The)	181,900	8,529,291
UnumProvident Corp. (a)	245,700	4,764,123
W.R. Berkely Corp. (a)	7,000	247,730
XL Capital Ltd. (Class A Stock)	31,300	2,150,310

		71,778,336

Internet Services — 0.1%
eBay, Inc. (a)	16,500	467,940

IT Consulting & Services — 0.2%
International Business Machines Corp.	21,000	1,720,740

IT Services — 1.3%
Electronic Data Systems Corp.	482,400	11,828,448

Leisure Equipment & Products
Mattel, Inc.	5,800	114,260

Machinery — 0.4%
Deere & Co.	11,500	964,965
SPX Corp.	54,400	2,907,136

		3,872,101

Machinery & Equipment — 0.1%
Rockwell Automation, Inc.	13,900	807,590

Malls
Taubman Centers, Inc.	3,400	151,028

Media — 2.1%
CBS Corp. (Class B Stock) (a)	156,500	4,408,605
Clear Channel Communications, Inc.	6,100	175,985
Comcast Corp. (Class A Stock) *	27,400	1,009,690
E.W. Scripps Co. (Class A Stock)	20,100	963,393
EchoStar Communications Corp. (Class A Stock)	5,600	183,344
Gannett Co., Inc.	78,100	4,438,423
News Corp. (Class A Stock) (a)	132,400	2,601,660
Time Warner, Inc.	124,900	2,276,927
Viacom, Inc. (Class B Stock) *	71,100	2,643,498

		18,701,525

Medical Supplies & Equipment — 0.1%
Johnson & Johnson	12,000	779,280

Metals & Mining — 1.1%
Alcoa, Inc.	286,200	8,025,048
United States Steel Corp. (a)	39,900	2,301,432

		10,326,480

Miscellaneous Manufacturers — 0.1%
Honeywell International, Inc.	11,400	466,260

Multi-Line Retail — 0.3%
Abercrombie & Fitch Co., (Class A Stock) (a)	20,000	1,389,600
Kohl’s Corp. *	10,700	694,644
Target Corp.	11,700	646,425

		2,730,669

Multi-Utilities — 0.3%
Dynegy, Inc. (Class A Stock) *	33,600	186,144
Public Service Enterprise Group, Inc.	21,200	1,297,228
SCANA Corp.	35,900	1,445,693

		2,929,065

Networking Products — 0.1%
Juniper Networks, Inc. *	55,700	962,496

Office Equipment — 0.4%
Staples, Inc.	153,200	3,727,356

Oil & Gas — 1.1%
Apache Corp.	74,700	4,721,040
Occidental Petroleum Corp.	110,700	5,325,777

		10,046,817

Oil & Gas Equipment & Services — 0.1%
Schlumberger Ltd. (Netherlands)	9,700	601,691

Oil, Gas & Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	95,900	4,203,297
BJ Services Co.	4,800	144,624
ChevronTexaco Corp.	266,100	17,259,246
ConocoPhillips	443,101	26,377,803
Devon Energy Corp.	198,700	12,547,905
Ecnana Corp.	34,000	1,587,460
El Paso Corp.	184,400	2,515,216
EOG Resources, Inc. (a)	13,000	845,650
Exxon Mobil Corp.	362,500	24,323,750
Halliburton Co.	36,800	1,046,960
Marathon Oil Corp.	44,400	3,414,360
Nabors Industries Ltd. (Bermuda) *(a)	12,800	380,800
Noble Corp. (Cayman Islands)	5,000	320,900
Tesoro Corp.	45,300	2,626,494
Valero Energy Corp.	37,700	1,940,419
XTO Energy, Inc.	16,500	695,145

		100,230,029

Paper & Forest Products — 0.5%
Weyerhaeuser Co. (a)	75,700	4,657,821

Pharmaceuticals — 4.9%
Abbott Laboratories	73,700	3,578,872
Bristol-Meyers Squibb Co.	84,200	2,098,264
Merck & Co., Inc.	204,500	8,568,550
Pfizer, Inc.	603,200	17,106,752
Schering-Plough Corp.	116,400	2,571,276
Sepracor, Inc. (a)	26,100	1,264,284
Wyeth	177,900	9,044,436

		44,232,434

Real Estate Investment Trusts — 2.2%
Apartment Investment & Management Co. (Class A Stock)	27,100	1,474,511

3

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
Cresent Real Estate Equities Co.	31,800	$693,558
Hospitality Properties Trust	30,200	1,425,440
Host Marriott Corp.	172,300	3,950,839
Kilroy Realty Corp.	12,100	911,614
Mack-Cali Realty Corp. (a)	23,100	1,196,580
New Century Financial Corp. (a)	51,800	2,036,258
Plum Creek Timber Co.	44,900	1,528,396
ProLogis	87,500	4,992,750
Realty Income Corp.	19,200	474,432
Simon Property Group, Inc.	12,800	1,159,936

		19,844,314

Real Estate Management & Development — 0.1%
Realogy Corp.	56,850	1,289,358

Retail — 0.9%
Borders Group, Inc. (a)	160,100	3,266,040
Federated Department Stores, Inc. (a)	104,400	4,511,124

		7,777,164

Retail & Merchandising — 0.1%
Best Buy Co., Inc.	6,900	369,564
SUPERVALU, Inc.	12,000	355,800

		725,364

Savings & Loan
New York Community Bancorp.	8,000	131,040

Semi-conductors — 0.1%
Broadcom Corp., (Class A Stock) *	15,400	467,236
Xilinx, Inc.	32,000	702,400

		1,169,636

Software — 2.7%
BMC Software, Inc. *(a)	180,900	4,924,098
CA, Inc.	363,515	8,611,670
Microsoft Corp.	353,900	9,672,087
Oracle Corp. *	77,900	1,381,946

		24,589,801

Specialty Retail — 1.2%
Home Depot, Inc.	230,800	8,371,116
JC Penney Co., Inc.	39,000	2,667,210

		11,038,326

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc. *	31,300	1,076,720
Jones Apparel Group, Inc.	78,900	2,559,516

		3,636,236

Tobacco — 3.8%
Altria Group, Inc.	429,600	32,885,880
Imperial Tobacco Group ADR (United Kingdom)	22,700	1,521,581

		34,407,461

Transportation — 0.9%
CSX Corp.	73,200	2,403,156
FedEx Corp.	10,800	1,173,744
Norfolk Southern Corp.	106,300	4,682,515

		8,259,415

Utilities — 0.9%
Duke Energy Corp.	160,200	4,838,040
Illinois Tool Works, Inc.	19,800	889,020
TXU Corp.	44,200	2,763,384

		8,490,444

Total Long-Term Investments (cost $777,566,393)		871,462,302

SHORT-TERM INVESTMENT — 13.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $124,905,095; includes $104,541,943 of cash collateral for securities on loan) (b)(w)	124,905,095	124,905,095

Total Investments — 110.7% (cost $902,471,488)		996,367,397
Liabilities in excess of other assets(x) — (10.7)%		(96,552,100)

Net Assets — 100.0%		$899,815,297

The following abbreviations are used in portfolio descriptions:

ADR American	Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $100,388,533; cash collateral of $104,541,943 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

4

Cash of $5,000,000 has been segregated with the custodian to cover requirements for open future contracts at September 30, 2006.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation
Long Positions:
63	S & P 500	Dec 06	$20,883,712	$21,190,050	$306,338

SP LSV INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS

Australia — 4.2%
AWB Ltd.	796,900	$1,942,152
Bluescope Steel Ltd.	667,300	3,222,759
Commonwealth Bank of Australia	178,500	6,086,406
CSR Ltd.	648,300	1,439,872
Qantas Airways Ltd.	1,009,600	2,942,102
Santos Ltd.	184,300	1,537,047
Telestra Corp. Ltd.	1,033,800	2,858,525

		20,028,863

Austria — 0.9%
Boehler-Uddeholm AG *	37,200	2,092,533
voestalpine AG	60,800	2,511,071

		4,603,604

Belgium — 1.5%
Dexia	64,800	1,678,731
Fortis	135,200	5,487,823

		7,166,554

Denmark — 0.6%
Danske Bank SA	72,900	2,867,101

Finland — 1.2%
Rautaruukki Oyj	99,900	2,869,270
Stora Enso Oyj	178,900	2,713,184

		5,582,454

France — 8.9%
Arkema *	1,130	53,318
BNP Paribas SA	82,800	8,908,814
Ciments Francais SA *	10,300	1,633,925
CNP Assurances	20,000	1,940,122
Compagnie Generale des Establissements Michelin (Class B Stock)	64,300	4,712,773
Credit Agricole SA	160,100	7,032,455
Natexis Banques Populaires *	7,000	1,938,601
PSA Peugeot Citroen SA	51,800	2,921,021
Renault SA *	27,000	3,096,778
Schneider Electric SA	24,100	2,687,761
Societe Generale	17,000	2,705,393
Total SA	45,200	2,966,105
Valeo SA	58,100	2,072,448

		42,669,514

Germany — 6.8%
Altana AG	50,200	2,772,869
BASF AG	83,100	6,654,449
Bayer AG	43,100	2,197,055
Deutsche Bank AG *	43,700	5,273,192
Deutsche Telekom AG	131,300	2,087,853
MAN AG *	49,700	4,206,107
Salzgitter AG *	2,900	272,529
ThyssenKrup AG	119,900	4,039,694
TUI AG	90,200	1,862,081
Volkswagen AG	38,000	3,237,139

		32,602,968

Hong Kong — 1.5%
Chaoda Modern Agriculture Holdings Ltd. *	2,593,000	1,587,622
CITIC International Financial Holding Ltd.	3,229,000	1,856,831
Citic Pacific Ltd.	609,000	1,876,095
Orient Overseas International Ltd. *	435,392	1,771,601
Solomon Systech International Ltd.	1,347,000	235,144

		7,327,293

Ireland — 0.7%
Irish Life & Permanent PLC	134,200	3,362,615

Italy — 3.8%
Banche Popolari Unite SpA	66,200	1,781,316
Banco Ambrosiano Veneto SpA	339,900	2,236,950
Banco Popolare di Verona e Novara	94,000	2,597,304
Benetton Group SpA	142,000	2,443,464
Eni SpA	212,100	6,285,461
IFIL - Investments SpA	28,800	194,651
San Paolo - IMI SpA	134,800	2,846,046

		18,385,192

Japan — 23.3%
Alpine Electronics, Inc.	115,300	1,616,396
ALPS Electric Co. Ltd.	131,800	1,376,857
Asahi Breweries Ltd.	204,800	2,985,529
Asahi Kasei Corp.	314,000	2,009,600
Capcom Co. Ltd.	153,800	2,234,250
Cosmo Oil Co. Ltd.	382,000	1,574,891
Denki Kagaku Kogyo Kabushiki Kiasha	557,000	2,159,628
Fuji Heavy Industries Ltd.	617,100	3,510,613
Hitachi Ltd.	423,000	2,467,276
Hokkaido Electric Power Co., Inc.	105,800	2,566,070
Hokuetsu Paper Mills Ltd.	229,000	1,389,994
Honda Motor Co. Ltd.	190,200	6,392,330
Hosiden Corp.	102,900	1,197,778
JS Group Corp.	53,200	1,112,415
Kaken Pharmaceutical Co. Ltd.	258,000	1,756,038
Kansai Electric Power Co., Inc. (The)	226,500	5,225,079
Kurabo Industries Ltd.	391,000	1,062,527
Kyowa Hakko Kogyo Co. Ltd.	235,000	1,655,196
Kyushu Electric Power Co., Inc.	73,200	1,728,914
Marubeni Corp.	320,600	1,595,876
Mitsubishi Chemical Holdings Corp.	322,000	2,017,185
New Oji Paper Co. Ltd.	339,000	1,856,787
Nihon Kohden Corp.	84,000	1,486,222
Nippon Oil Corp.	622,000	4,581,079
Nippon Telegraph and Telephone Corp.	1,000	4,910,053
Nippon Unipac Group, Inc.	700	2,536,296
Nipro Corp.	65,000	1,185,820
Nissan Motor Co. Ltd.	398,500	4,463,200
Nomura Holdings, Inc.	234,700	4,132,707

1

SP LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
NSK Ltd.	256,000	$2,160,694
NTT DoCoMo, Inc.	3,100	4,776,296
Okasan Holdings, Inc.	119,900	1,057,658
Ono Pharmaceutical Co. Ltd.	39,200	1,745,541
Osaka Gas Co. Ltd.	610,000	2,127,577
Promise Co. Ltd.	9,800	389,926
Rengo Co. Ltd.	223,000	1,483,835
Ricoh Co. Ltd.	152,000	3,023,915
Santen Pharmaceutical Co. Ltd.	53,200	1,351,111
Sanyo Electric Credit Co. Ltd.	60,000	1,064,127
Sumitomo Corp.	143,000	1,783,187
Takefuji Corp.	39,100	1,794,049
Tanabe Seiyaku Co. Ltd.	286,000	3,583,323
Tohoku Electric Power Co., Inc.	77,500	1,695,979
Tokyo Electric Power Co., Inc.	114,400	3,292,783
Toppan Printing Co. Ltd.	163,000	1,807,661
Toyota Motor Corp.	110,300	5,994,718

		111,918,986

Netherlands — 5.0%
ABN AMRO Holding NV	102,400	2,986,520
Aegon NV	156,000	2,925,705
ING Groep NV, ADR	166,800	7,337,330
Koninklijke (Royal) KPN NV	268,600	3,426,429
Oce NV	150,900	2,422,483
Royal Dutch Shell (Class A Stock)	154,600	5,091,188

		24,189,655

Norway — 0.7%
Norsk Hydro ASA	160,500	3,584,236

Portugal — 0.5%
EDP Energias de Portugal SA *	588,700	2,553,041

Singapore — 1.2%
MobileOne Ltd. *	1,256,000	1,668,604
Neptune Orient Lines Ltd.	862,000	1,101,753
Singapore Airlines Ltd.	337,000	3,097,875

		5,868,232

Spain — 4.5%
Banco Bilbao Vizcaya Argentaria SA	121,300	2,807,123
Banco Santander Central Hispano SA	506,100	8,002,773
Endesa SA	141,600	6,024,118
Repsol YPF SA	156,200	4,648,704

		21,482,718

Sweden — 2.7%
Electrolux AB, Series B	152,500	2,476,409
Husqvarna AB (Class B Stock) *	108,700	1,279,365
Nordea Bank AB	488,400	6,398,122
SSAB Svenskt Stal AB, Series B	150,600	2,671,616

		12,825,512

Switzerland — 6.4%
Baloise Holding	44,700	4,386,173
Ciba Specialty Chemicals AG	5,600	338,118
Credit Suisse Group *	130,800	7,567,980
Georg Fischer AG *	4,900	2,296,293
Rieter Holdings AG	4,400	1,894,838
Swisscom AG	10,700	3,561,818
Syngenta AG *	17,100	2,579,120
UBS AG	47,800	2,859,323
Verwaltungs und Privat Bank AG *	7,900	1,882,682
Zurich Financial Services AG *	13,900	3,415,390

		30,781,735

United Kingdom — 23.6%
Alliance & Leicester PLC	125,900	2,560,007
Alliance Boots PLC	125,270	1,817,751
Anglo American PLC	85,200	3,562,164
AstraZeneca PLC	51,000	3,187,440
Aviva PLC	292,000	4,280,852
Barclays PLC	519,300	6,553,356
BP PLC	995,200	10,844,734
Bradford & Bingley PLC	354,800	3,142,175
BT Group PLC	1,614,300	8,100,365
Dairy Crest Group PLC	103,400	1,138,370
DSG International PLC	975,600	4,000,382
GKN PLC *	522,300	2,809,090
GlaxoSmithKline PLC	59,500	1,584,171
Hanson PLC	140,800	2,039,147
HBOS PLC	364,700	7,217,658
Imperial Chemical Industries PLC	278,600	2,072,195
Interserve PLC	339,100	2,285,682
Legal & General PLC	1,077,800	2,875,667
Lloyds TSB Group PLC	689,500	6,964,842
Northern Foods PLC	417,900	704,207
Northumbrian Water Group PLC	450,000	2,342,302
Old Mutual PLC *	591,800	1,855,989
Royal & Sun Alliance Insurance Group PLC	1,445,800	4,033,481
Royal Bank of Scotland Group PLC	211,600	7,285,896
Royal Dutch Shell PLC (Class B Stock)	263,100	8,931,085
Tate & Lyle PLC	168,200	2,265,908
Taylor Woodrow PLC	276,500	1,836,551
Tomkins PLC	322,800	1,430,899
TT Electronics PLC *	327,500	1,206,456
Viridian Group PLC	91,890	1,842,652
Vodafone Group PLC	1,341,200	3,069,926

		113,841,400

TOTAL LONG-TERM INVESTMENTS (cost $394,395,991)		471,641,673

2

SP LSV INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $1,457,725) (w)	1,457,725	$1,457,725

Total Investments — 98.3% (cost $395,853,716)		473,099,398
Other assets in excess of liabilities — 1.7%		8,054,482

Net Assets — 100.0%		$481,153,880

The following abbreviations are used in portfolio descriptions:

ADR    American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

3

SP INTERNATIONAL VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investment and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2006 were as follows:

Industry
Financial - Bank & Trust	24.2%
Oil, Gas & Consumable Fuels	10.7
Telecommunications	6.1
Automobile Manufacturers	6.0
Insurance	6.0
Utilities	4.6
Chemicals	4.1
Pharmaceuticals	3.7
Metals & Mining	3.1
Electronic Components	2.5
Automotive Parts	2.1
Financial Services	1.8
Machinery	1.3
Building Materials	1.2
Airlines	1.2
Paper & Forest Products	1.2
Office Equipment	1.1
Diversified	1.0
Telecom - Cellular	1.0
Diversified Operations	0.9
Diversified Financial Services	0.9
Foods	0.8
Insurance - Property Insurance	0.8
Retail & Merchandising	0.8
Clothing & Apparel	0.7
Beverages	0.6
Oil & Gas	0.6
Transportation	0.6
Electrical Equipment	0.6
Medical Supplies & Equipment	0.6
Iron / Steel	0.6
Commercial Banks	0.5
Paper & Related Products	0.5
Steel Producers/Products	0.5
Consumer Products & Services	0.5
Software	0.5
Agriculture	0.4
Entertainment & Leisure	0.4
Forest Products & Paper	0.4
Construction	0.4
Retail	0.4
Commercial Services	0.4
Distribution/Wholesale	0.4
Electric	0.4
Business Services	0.3
Farming & Agriculture	0.3
Affiliated Money Market Mutual Fund	0.3
Consumer Products	0.3

98.3%
Other assets in excess of liabilities	1.7

100.0%

4

SP MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%

COMMON STOCKS

Advertising — 1.0%
Monster Worldwide, Inc. *	38,000	$1,375,220

Automobile Manufacturers — 1.0%
Thor Industries, Inc.	30,600	1,259,802

Biotechnology — 1.4%
Applera Corp./Applied Biosystems Group	57,000	1,887,270

Building & Construction — 1.0%
Martin Marietta Materials, Inc.	15,000	1,269,300

Commercial Services — 4.4%
Alliance Data Systems Corp. *	17,900	987,901
Corporate Executive Board Co. (The)	18,100	1,627,371
Laureate Education, Inc. *	29,000	1,387,940
Pharmaceutical Product Development, Inc.	52,000	1,855,880

		5,859,092

Commercial Services & Supplies — 2.0%
Corrections Corp. of America *	61,000	2,638,250

Computer Hardware — 8.9%
Apple Computer, Inc. *	74,000	5,700,220
Brocade Communications Systems, Inc. *	198,000	1,397,880
Cognizant Technology Solutions Corp. (Class A Stock) *	46,700	3,458,602
Sandisk Corp. *(a)	23,500	1,258,190

		11,814,892

Computer Services & Software — 7.6%
BEA Systems, Inc. *	256,900	3,904,880
BMC Software, Inc. *(a)	71,300	1,940,786
Red Hat, Inc. *	70,000	1,475,600
Synopsys, Inc. *	144,000	2,839,680

		10,160,946

Distribution/Wholesale — 1.1%
WESCO International, Inc. *	24,100	1,398,523

Drugs & Healthcare — 0.3%
ARAMARK Corp. (Class B Stock)	10,700	351,602

Electronic Components — 2.3%
Amphenol Corp. (Class A Stock)	4,400	272,492
Garmin Ltd. *(a)	57,000	2,780,460

		3,052,952

Financial Services — 8.8%
Chicago Mercantile Exchange Holdings, Inc. (a)	3,450	1,649,962
Jefferies Group, Inc.	110,000	3,135,000
Nasdaq Stock Market, Inc. *(a)	84,000	2,540,160
Nuveen Investments, Inc. (Class A Stock)	7,900	404,717
T. Rowe Price Group, Inc.	20,000	957,000
TD Ameritrade Holding Corp. *	162,700	3,066,895

		11,753,734

Food — 1.0%
Whole Foods Market, Inc.	22,000	1,307,460

Healthcare Equipment & Supplies — 3.8%
Dentsply International, Inc. *	80,825	2,433,641
Intuitive Surgical, Inc. *(a)	25,200	2,657,340

		5,090,981

Healthcare Services — 5.3%
Caremark Rx, Inc.	8,500	481,695
Davita, Inc. *	47,000	2,719,890
Laboratory Corp. of America Holdings *	38,200	2,504,774
WellCare Health Plans, Inc. *(a)	24,600	1,393,098

		7,099,457

Hotels, Restaurants & Leisure — 0.2%
International Game Technology	7,100	294,650

Insurance — 1.6%
Assurant, Inc. (a)	40,200	2,147,082

Internet Services — 3.4%
Electronic Data Systems Corp.	98,000	2,402,960
ValueClick, Inc. *	117,000	2,169,180

		4,572,140

Internet Software & Services — 3.1%
Akamai Technologies, Inc. *	82,000	4,099,180

Machinery — 3.6%
JLG Industries, Inc.	165,600	3,280,536
Rockwell Automation, Inc.	26,200	1,522,220

		4,802,756

Manufacturing — 1.2%
Harsco Corp.	19,600	1,521,940

Medical Supplies & Equipment — 0.5%
Fisher Scientific International, Inc. *(a)	7,600	594,624

Metals & Mining — 1.7%
Titanium Metals Corp. *	39,200	990,976
United States Steel Corp. (a)	21,500	1,240,120

		2,231,096

Miscellaneous Manufacturing — 1.5%
Trinity Industries, Inc.	63,500	2,042,795

Oil, Gas & Consumable Fuels — 5.9%
BJ Services Co.	92,200	2,777,986
FMC Technologies, Inc. *	21,400	1,149,180
Helmerich & Payne, Inc.	10,400	239,512
Oceaneering International, Inc. *	73,400	2,260,720
Range Resources Corp.	58,500	1,476,540

		7,903,938

1

	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals — 4.1%
Forest Laboratories, Inc. *	80,075	$4,052,596
OSI Pharmaceuticals, Inc. *(a)	38,800	1,456,164

		5,508,760

Real Estate Investment Trusts — 1.0%
Archstone-Smith Trust *	25,000	1,361,000

Retail & Merchandising — 7.5%
Ann Taylor Stores Corp. *(a)	65,500	2,741,830
Best Buy Co., Inc.	7,950	425,802
Circuit City Stores, Inc.	66,000	1,657,260
Gamestop Corp. *	14,000	647,920
Nordstrom, Inc.	60,500	2,559,150
Office Depot, Inc. *(a)	49,000	1,945,300

		9,977,262

Semiconductors — 8.2%
Advanced Mirco Devices, Inc. *	80,000	1,988,000
Atmel Corp. *	300,000	1,812,000
MEMC Electronic Materials, Inc. *(a)	92,500	3,388,275
National Semiconductor Corp.	58,300	1,371,799
NVIDIA Corp. *(a)	33,700	997,183
Tektronix, Inc.	47,000	1,359,710

		10,916,967

Telecommunications — 4.4%
American Tower Corp. (Class A Stock) *	61,500	2,244,750
NII Holdings, Inc. *(a)	57,200	3,555,552

		5,800,302

Transportation — 2.0%
Expeditors International Washington, Inc.	60,600	2,701,548

Total Long-Term Investments (cost $125,014,707)		132,795,521

SHORT-TERM INVESTMENT — 23.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $30,701,472; includes $26,056,299 of cash collateral for securities on loan) (b)(w)	30,701,472	30,701,472

Total Investments — 122.9% (cost $155,716,179)		163,496,993
Liabilities in excess of other assets — (22.9)%		(30,430,698)

Net Assets — 100.0%		$133,066,295

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $25,099,742; cash collateral of $26,056,299 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.8%

BANK NOTES (c) — 4.4%

Charter Communications Term B		8.13%	04/25/13	$1,000	$1,005,266
CSC Holdings, Inc.		6.99%	02/24/13	5	4,982
Goodyear Tire & Rubber Co.		7.95%	04/01/10	1,500	1,499,688
Headwaters, Inc. (g)		7.50%	04/30/11	674	673,587
Healthsouth Corp. (g)		8.52%	02/02/13	1,247	1,252,677
Healthsouth Corp. Term (g)		8.58%	02/02/13	3	3,140
Hertz Corp.		5.39%	12/21/12	111	111,893
Hertz Corp.		7.58%	12/21/12	253	254,670
Hertz Corp.		7.61%	12/21/12	38	38,013
Hertz Corp.		7.70%	12/21/12	252	250,759
Hertz Corp.		7.73%	12/21/12	253	254,670
Hertz Corp. Term B		7.70%	12/21/12	92	93,126
Koch Forest Products, Inc.		8.39%	12/23/13	1,000	1,010,229
Nordic Telephone (European Currency Unit)(g)		5.536%	11/30/13	500	640,093
Nordic Telephone (European Currency Unit)(g)		6.036%	11/30/14	500	642,813
Reliant Energy (g)		7.71%	04/30/10	135	135,512
Roundy’s, Inc.		8.29%	11/01/11	3	2,524
Roundy’s, Inc. (g)		8.39%	11/01/11	493	497,271
Roundy’s, Inc. (g)		8.44%	11/01/11	500	504,844
Sigmakalon (European Currency Unit)(g)		5.49%	06/30/12	985	1,248,158
Vnu-Nielse Finance LLC - Term B		8.19%	08/08/13	2,000	1,995,000

Total Bank Notes (cost $11,953,571)					12,118,915

CORPORATE BONDS — 90.3%
Advertising — 0.4%
R.H. Donnelley Corp., Sr. Disc. Notes	B3	6.875%	01/15/13	175	159,688
R.H. Donnelley Corp., Sr. Notes	B3	8.875%	01/15/16	1,000	1,002,500

					1,162,188

Aerospace & Defense — 1.3%
Armor Holdings, Inc., Sr. Sub. Notes	B1	8.25%	08/15/13	1,000	1,035,000
DRS Technologies, Inc., Gtd. Notes	B3	7.625%	02/01/18	1,000	1,015,000
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	630	648,900
L-3 Communications Corp., Sr. Sub. Notes	Ba3	6.375%	10/15/15	975	948,187

					3,647,087

Airlines — 0.6%
Delta Air Lines, Inc., Pass-Through Certs., Series 00-1 (i)	BB(d)	7.379%	05/18/10	317	317,235
Delta Air Lines, Inc., Pass-Through Certs., Series 00-1 (i)	BB(d)	7.57%	11/18/10	800	801,000
United AirLines, Inc., Pass-Through Certs., Series 01-1 (g)	Ba2	6.201%	09/01/08	396	395,517
United AirLines, Inc., Pass-Through Certs., Series 01-1 (g)	Ba2	6.602%	09/01/13	233	233,557
US Airways Group, Inc., 1993 A Pass-Through Cert. (g)	D(d)	9.63%	09/01/24	95	340

					1,747,649

Apparel — 0.7%
Quiksilver, Inc., Gtd. Notes	Ba3	6.875%	04/15/15	1,875	1,776,563

Automotive — 2.8%
Arvin Capital I, Gtd. Notes	B1	9.50%	02/01/27	750	761,250
ArvinMeritor, Inc., Notes	Ba3	8.75%	03/01/12	1,890	1,809,675
Cooper-Standard Automotive, Inc., Gtd. Notes	B3	7.00%	12/15/12	1,250	1,078,125
General Motors Corp., Debs.	Caa1	8.25%	07/15/23	900	779,625
Tenneco Automotive, Inc., Gtd. Notes	B3	8.625%	11/15/14	555	548,062
Tenneco Automotive, Inc., Sec’d. Notes	Ba3	10.25%	07/15/13	875	949,375
TRW Automotive, Inc., Sr. Notes	Ba3	9.375%	02/15/13	1,565	1,666,725

					7,592,837

Automotive Parts — 0.4%
Goodyear Tire & Rubber Co., Sr. Notes (g)	B2	9.00%	07/01/15	1,000	1,015,000

1

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Cable — 5.3%
CanWest Media, Inc., Gtd. Notes (Canada)	B2	8.00%	09/15/12	$950	$938,125
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	Caa1	8.75%	11/15/13	2,370	2,384,812
Charter Communications Operating LLC, Sr. Notes, 144A	B3	8.375%	04/30/14	1,415	1,437,994
Charter Communications Operating LLC, Sr. Notes. 144A	B3	8.00%	04/30/12	350	352,625
CSC Holdings, Inc., Sr. Notes	B2	8.125%	07/15/09	800	828,000
CSC Holdings, Inc., Sr. Notes, Series B	B2	7.625%	04/01/11	2,675	2,745,219
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	975	927,469
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	1,985	1,918,006
Echostar DBS Corp., Sr. Notes, 144A (g)	Ba3	7.00%	10/01/13	275	269,453
Echostar DBS Corp., Sr. Notes	Ba3	6.375%	10/01/11	775	754,656
Rogers Cable, Inc., Sec’d. Notes (Canada)	Ba2	6.75%	03/15/15	2,065	2,085,650

					14,642,009

Capital Goods - Others — 0.1%
Dresser-Rand Group, Inc., Gtd. Notes (Canada)	B1	7.375%	11/01/14	396	389,070

Chemicals — 2.4%
Equistar Chemicals LP, Notes	B1	8.75%	02/15/09	400	414,000
Ineos Group Holdings, PLC., Sr. Sub. Notes, 144A (United Kingdom)	B2	8.50%	02/15/16	1,250	1,190,625
Lyondell Chemical Co., Gtd. Notes	B1	8.00%	09/15/14	350	354,375
Lyondell Chemical Co., Gtd. Notes	B1	8.25%	09/15/16	325	329,875
Nalco Co., Sr. Notes	B3	7.75%	11/15/11	500	510,000
Nalco Co., Sr. Sub. Notes	B3	8.875%	11/15/13	850	886,125
PQ Corp., Co. Gtd. Notes	B3	7.50%	02/15/13	1,000	950,000
Rockwood Specialties Group, Inc., Sub. Notes	B3	7.50%	11/15/14	2,075	2,043,875

					6,678,875

Containers — 1.6%
Greif, Inc., Co. Gtd. Notes	Ba3	8.875%	08/01/12	500	522,500
Jefferson Smurfit Corp. US, Co. Gtd. Notes	B2	7.50%	06/01/13	800	738,000
Jefferson Smurfit Corp. US, Co. Gtd. Notes	B2	8.25%	10/01/12	475	454,812
Owens-Brockway Glass Container, Inc., Gtd. Notes	B3	6.75%	12/01/14	1,275	1,211,250
Owens-Brockway Glass Container, Inc., Sec’d. Notes	B2	8.75%	11/15/12	150	158,250
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	8.375%	07/01/12	500	480,000
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	9.75%	02/01/11	859	884,770

					4,449,582

Containers & Packaging — 0.6%
Crown Americas Inc., Gtd. Notes	B1	7.625%	11/15/15	350	354,375
Crown Americas Inc., Sr. Notes	B1	7.75%	11/15/15	1,125	1,139,063

					1,493,438

Distribution/Wholesale — 1.6%
Buhrmann US, Inc., Sr. Sub. Notes	B2	8.25%	07/01/14	1,500	1,481,250
VWR International, Inc., Sr. Notes	B3	6.875%	04/15/12	1,300	1,293,500
VWR International, Inc., Sr. Sub. Notes	Caa1	8.00%	04/15/14	1,500	1,513,125

					4,287,875

Diversified Operations — 0.4%
Invensys PLC, Sr. Notes, 144A (United Kingdom)	B2	9.875%	03/15/11	455	491,400
Trinity Industries, Inc., Sr. Unsub. Notes	Ba1	6.50%	03/15/14	700	684,250

					1,175,650

Electronic Components — 0.6%
Celestica, Inc., Sr. Sub. Notes (Canada)	B2	7.625%	07/01/13	600	595,500
Solectron Corp., Gtd. Notes	B3	8.00%	03/15/16	950	940,500

					1,536,000

2

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Financials — 10.9%
AES Ironwood LLC, Sec’d. Notes, Series A	B1	8.857%	11/30/25	$1,422	$1,571,272
AES Red Oak LLC, Sec’d. Notes	B1	8.54%	11/30/19	987	1,051,097
BCP Crystal US Holdings Corp., Sr. Sub. Notes	B3	9.625%	06/15/14	1,500	1,627,500
Chukchansi Economic Development Authority, Sr. Notes, 144A	B2	8.00%	11/15/13	1,000	1,026,250
El Paso Performance Linked Trust, Notes	B2	7.75%	07/15/11	700	719,250
Ford Motor Co., Notes	B3	7.45%	07/16/31	1,000	772,500
Ford Motor Credit Co., Bonds	B1	7.375%	02/01/11	6,115	5,869,348
Ford Motor Credit Co., Notes	B1	7.875%	06/15/10	2,185	2,127,923
Ford Motor Credit Co., Sr. Notes	B1	7.25%	10/25/11	1,175	1,108,114
General Motors Acceptance Corp., Bonds	Ba1	6.00%	04/01/11	990	949,604
General Motors Acceptance Corp., Bonds	Ba1	8.00%	11/01/31	825	862,604
General Motors Acceptance Corp., Notes	Ba1	6.875%	08/28/12	1,275	1,261,998
General Motors Acceptance Corp., Notes	Ba1	7.00%	02/01/12	1,600	1,594,730
General Motors Acceptance Corp., Notes	Ba1	7.25%	03/02/11	1,350	1,357,718
JET Equipment Trust, 144A (i)	NR	7.63%	02/15/15	70	57,827
JET Equipment Trust, 144A (g)(i)	NR	10.00%	12/15/13	245	236,169
JSG Funding PLC, Sr. Notes (Ireland)	B3	9.625%	10/01/12	3,175	3,349,625
KRATON Polymers LLC, Gtd. Notes	B3	8.125%	01/15/14	1,875	1,814,063
RSHB Capital NA, Notes	A3	7.175%	05/16/13	1,000	1,040,000
TNK-BP Finance SA, Gtd. Notes (Russia)	Baa2	7.50%	07/18/16	400	417,886
Universal City Florida Holding Co. I/II, Sr. Notes (c)	B3	10.239%	05/01/10	50	51,375
Universal City Florida Holding Co. I/II, Sr. Notes	B3	8.375%	05/01/10	950	953,563

					29,820,416

Food & Beverage — 1.0%
Delhaize America, Inc., Gtd. Notes	Ba1	9.00%	04/15/31	1,555	1,821,510
Ingles Markets, Inc., Gtd. Notes	B3	8.875%	12/01/11	975	1,016,437

					2,837,947

Foods — 0.4%
Albertson’s, Inc., Debs.	B1	7.45%	08/01/29	700	648,382
American Stores Co., Bonds	B2	8.00%	06/01/26	400	405,532

					1,053,914

Forest & Paper Products — 3.8%
Abitibi-Consolidated Co. of Canada, Gtd. Notes (Canada)	B2	8.375%	04/01/15	1,200	1,092,000
Abitibi-Consolidated, Inc., Notes (Canada)	B2	8.55%	08/01/10	1,100	1,091,750
Bowater Canada Finance, Gtd. Notes (Canada)	B2	7.95%	11/15/11	1,125	1,074,375
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13	1,000	975,000
Georgia-Pacific Corp., Debs.	B2	7.375%	12/01/25	3,625	3,425,625
Georgia-Pacific Corp., Notes	B2	7.75%	11/15/29	300	288,000
Georgia-Pacific Corp., Sr. Notes	B2	8.00%	01/15/24	800	788,000
Smurfit Capital Funding PLC, Debs. (Ireland)	B1	7.50%	11/20/25	700	654,500
Verso Paper Holdings LLC, Sec’d. Notes	B2	9.125%	08/01/14	975	981,094

					10,370,344

Gaming — 4.8%
Boyd Gaming Corp., Sr. Sub. Notes	Ba3	7.125%	02/01/16	600	580,500
Choctaw Resort Development Enterprise, Sr. Notes	Ba2	7.25%	11/15/19	1,000	995,000
Mandalay Resort Group, Sr. Sub. Debs.	B1	7.625%	07/15/13	755	745,562
MGM Mirage, Inc., Gtd. Notes	Ba2	6.625%	07/15/15	1,825	1,752,000
MGM Mirage, Inc., Gtd. Notes	Ba2	6.875%	04/01/16	250	241,250
MGM Mirage, Inc., Gtd. Notes	B1	8.375%	02/01/11	600	625,530
Mirage Resorts, Inc., Debs.	Ba2	7.25%	08/01/17	500	488,750
Seneca Gaming Corp., Sr. Unsec’d. Notes	Ba2	7.25%	05/01/12	500	500,000
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.50%	02/01/14	975	912,844
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.625%	03/15/18	600	541,500
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.875%	03/01/16	800	750,000
Station Casinos, Inc., Sr. Unsec’d. Notes	Ba2	7.75%	08/15/16	1,250	1,296,875
Wynn Las Vegas LLC, 1st Mortgage	B1	6.625%	12/01/14	3,900	3,783,000

					13,212,811

3

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Healthcare Services — 0.2%
Service Corp. International, Sr. Notes, 144A (g)	B1	7.375%	10/01/14		$300	$301,875
Service Corp. International, Sr. Notes, 144A (g)	B1	7.625%	10/01/18		275	276,719

						578,594

Hospitals/Hospital Management — 5.3%
DaVita, Inc., Sr. Sub. Notes	B3	7.25%	03/15/15		1,805	1,773,413
Extendicare Health Services, Inc., Gtd. Notes	Ba3	9.50%	07/01/10		1,000	1,048,750
Fresenius Medical Care Capital Trust, Gtd. Notes	B1	7.875%	06/15/11		1,925	1,975,531
Fresenius Medical Care Capital Trust II, Gtd. Notes	B1	7.875%	02/01/08		500	508,750
HCA, Inc., Notes	Ba2	6.75%	07/15/13		1,725	1,459,781
HCA, Inc., Debs.	Ba2	7.19%	11/15/15		200	166,518
HCA, Inc., Notes	Ba2	7.69%	06/15/25		681	531,610
HCA, Inc., Sr. Notes	Ba2	6.95%	05/01/12		1,400	1,226,750
HCA, Inc., Notes	Ba2	6.25%	02/15/13		275	229,625
Rotech Healthcare, Inc., Gtd. Notes	Caa3	9.50%	04/01/12		2,775	1,900,875
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	7.375%	02/01/13		1,900	1,712,375
Triad Hospitals, Inc., Sr. Sub. Notes	B2	7.00%	11/15/13		2,050	1,991,062

						14,525,040

Machinery & Equipment — 0.4%
Chart Industries, Inc./Pre First Reserve Fund X LP, Sr. Sub. Notes, 144A	B3	9.125%	10/15/15		1,000	1,035,000

Manufacturing — 0.8%
Dresser, Inc., Gtd. Notes	B3	9.375%	04/15/11		2,190	2,296,762

Media — 1.6%
DirecTV Holdings Co., Sr. Notes	Ba3	8.375%	03/15/13		1,500	1,554,375
Lighthouse International Co. SA, Gtd. Notes, 144A (Luxembourg)	B2	8.00%	04/30/14	EUR	1,220	1,670,788
Unity Media GmbH, Sr. Notes, 144A (Germany)	Caa2	10.375%	02/15/15		450	414,000
UPC Holding BV, Sec’d. Notes (Netherlands)	B3	7.75%	01/15/14	EUR	675	821,699

						4,460,862

Metals & Mining — 1.0%
Novelis, Inc., Sr. Notes, 144A (Canada)	B3	7.25%	02/15/15		850	807,500
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%	03/15/13		2,000	1,970,000

						2,777,500

Office Equipment — 0.8%
Xerox Capital Trust I, Gtd. Notes	Ba2	8.00%	02/01/27		1,300	1,326,000
Xerox Corp., Debs.	Ba1	7.20%	04/01/16		150	157,500
Xerox Corp., Sr. Unsec’d. Notes	Ba1	6.40%	03/15/16		450	447,750
Xerox Corp., Sr. Unsec’d. Notes	Ba1	6.75%	02/01/17		300	304,500

						2,235,750

Oil & Gas Exploration/Production — 9.2%
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.75%	01/15/15		500	510,000
Chesapeake Energy Corp., Sr. Notes	Ba2	6.375%	06/15/15		625	596,875
Chesapeake Energy Corp., Sr. Notes	Ba2	7.00%	08/15/14		800	791,000
Chesapeake Energy Corp., Sr. Notes	Ba2	7.50%	06/15/14		1,175	1,188,219
El Paso Corp., Sr. Notes	B2	7.75%	01/15/32		400	410,000
El Paso Corp., Sr. Notes	B2	7.80%	08/01/31		925	948,125
El Paso Corp., Sr. Notes	B2	8.05%	10/15/30		1,535	1,596,400
El Paso Production Holding Co., Gtd. Notes	B1	7.75%	06/01/13		5,710	5,838,475
Hanover Compressor Co., Sr. Notes	B2	9.00%	06/01/14		1,200	1,272,000
Hanover Equipment Trust, Sec’d. Notes	Ba3	8.50%	09/01/08		320	324,000

4

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas Exploration/Production (cont’d)
Naftogaz UKrainy, Bonds	Ba2	8.125%	09/30/09	$1,000	$968,066
Pogo Producing Co., Sr. Sub. Notes	B1	7.875%	05/01/13	800	815,000
Roseton/Danskammer, Gtd. Notes	Ba3	7.67%	11/08/16	675	688,500
Roseton/Danskammer, Pass-Through Certs.	Ba3	7.27%	11/08/10	2,200	2,233,000
Semgroup LP, Sr. Notes, 144A	B1	8.75%	11/15/15	450	453,937
Williams Cos., Inc., Notes	Ba2	7.875%	09/01/21	4,800	5,016,000
Williams Cos., Inc., Debs.	Ba2	7.50%	01/15/31	1,500	1,481,250

					25,130,847

Personell Services — 0.4%
Corrections Corp. of America, Gtd. Notes	Ba3	6.75%	01/31/14	1,000	1,000,000

Printing & Publishing — 0.9%
Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes	B2	9.875%	08/15/13	2,397	2,588,760

Real Estate Investment Trusts — 1.7%
Forest City Enterprises, Inc., Sr. Notes	Ba3	7.625%	06/01/15	1,000	1,020,000
Host Marriott LP, Gtd. Notes	Ba2	6.75%	06/01/16	500	493,125
Host Marriott LP, Sr. Notes	Ba2	7.00%	08/15/12	800	809,000
Host Marriott LP, Sr. Notes	Ba2	7.125%	11/01/13	875	885,938
Ventas Realty LP, Sr. Notes	Ba2	6.75%	04/01/17	1,325	1,333,281

					4,541,344

Retail — 2.9%
Amerigas Partners LP/AmeriGas Eagle Finance Corp., Sr. Notes	B1	7.125%	05/20/16	1,025	1,009,625
Amerigas Partners LP, Sr. Unsec’d. Notes (g)	B1	7.25%	05/20/15	1,850	1,843,062
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Notes	Ba3	6.75%	05/01/14	1,825	1,783,938
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes	B2	8.75%	06/15/12	1,400	1,456,000
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	1,825	1,761,125

					7,853,750

Retail & Merchandising — 0.3%
Bon-Ton Department Stores, Inc., Gtd. Notes	B3	10.25%	03/15/14	800	778,000

Semi-Conductors — 0.3%
Sensata Technologies BV, Sr. Notes (Netherlands)	Caa1	8.00%	05/01/14	725	705,063

Technology — 0.9%
Sanmina-SCI Corp., Sr. Sub. Notes	Ba3	8.125%	03/01/16	550	539,000
Sungard Data Systems, Inc. Gtd. Notes	Caa1	9.125%	08/15/13	1,750	1,811,250

					2,350,250

Telecommunications — 12.0%
American Cellular Corp., Sr. Notes	B3	10.00%	08/01/11	875	916,563
Cincinnati Bell, Inc., Sr. Sub. Notes	B2	8.375%	01/15/14	2,200	2,222,000
Citizens Communications Co., Sr. Notes	Ba2	9.00%	08/15/31	1,025	1,099,312
Hawaiian Telecom Communications, Inc., Gtd. Notes	B3	9.75%	05/01/13	1,300	1,335,750
Insight Midwest LP/ Insight Capital, Inc., Sr. Notes	B2	9.75%	10/01/09	1,300	1,322,750
Intelsat Bermuda Ltd., Gtd. Notes (Bermuda)	B2	9.25%	06/15/16	1,075	1,130,094
Intelsat Corp., Gtd. Notes (Bermuda)	B2	9.00%	06/15/16	500	515,000
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.625%	01/15/15	1,525	1,559,312
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)(c)	B2	10.484%	01/15/12	800	811,000
Intelsat Subsidiary Holding Co. Ltd., Sr. Notes (Bermuda)	B2	8.25%	01/15/13	325	329,063
Intelsat Subsidiary Holding Co. Ltd., Sr. Notes (Bermuda)	B2	8.625%	01/15/15	75	76,688
Mobile Telesystems Finance SA, Gtd. Notes (Luxembourg)	Ba3	8.375%	10/14/10	500	516,900

5

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d)
Mobile Telesystems Finance SA, Gtd. Notes, 144A (Luxembourg)	Ba3	8.00%	01/28/12	$350	$355,250
Nordic Telephone Co. Holdings,. Sr. Notes, 144A (Denmark)	B2	8.875%	05/01/16	800	841,000
Nortel Networks Ltd., 144A (Canada)	B3	10.75%	07/15/16	275	294,250
Nortel Networks Ltd., Co. Gtd. Notes, 144A (United Kingdom)	B3	10.125%	07/15/13	500	527,500
Northwestern Bell Telephone, Debs.	Ba2	7.75%	05/01/30	750	731,250
Qwest Capital Funding, Inc., Gtd. Notes	B3	7.90%	08/15/10	500	513,750
Qwest Communications International, Inc., Gtd. Notes	B2	7.25%	02/15/11	1,500	1,500,000
Qwest Communications International, Inc., Gtd. Notes	B2	7.50%	02/15/14	7,130	7,147,825
Qwest Corp., Debs.	Ba2	7.50%	06/15/23	500	495,000
Qwest Corp., Notes	Ba2	8.875%	03/15/12	2,350	2,564,437
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	7.50%	03/15/15	1,585	1,691,987
Rural Cellular Corp., Sr. Notes	B3	9.875%	02/01/10	1,450	1,511,625
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%	02/15/14	1,350	1,420,875
Time Warner Telecom Holdings, Inc., Sec’d. Notes (c)	B2	9.405%	02/15/11	200	204,000
Wind Acquisition Finance SA, Gtd. Notes, 144A (Luxembourg)	B2	10.75%	12/01/15	600	662,250
Windstream Corp., Sr. Notes	Ba3	8.625%	08/01/16	650	695,500

					32,990,931

Telecommunications - Cellular — 0.5%
Nextel Communications, Sr. Notes	Baa3	7.375%	08/01/15	1,350	1,392,848

Tobacco — 0.7%
Reynolds American, Inc., Sec’d. Notes, 144A	Ba3	7.625%	06/01/16	675	700,183
Reynolds American, Inc., Sec’d. Notes, 144A	Ba3	7.75%	06/01/18	1,065	1,111,985

					1,812,168

Transportation — 1.2%
Hertz Corp., Sr. Notes, 144A	B1	8.875%	01/01/14	1,575	1,649,812
Horizon Lines LLC, Gtd. Notes	B3	9.00%	11/01/12	1,671	1,721,130

					3,370,942

Utilities — 7.7%
AES Corp., Sec’d. Notes, 144A	Ba3	8.75%	05/15/13	1,900	2,037,750
CMS Energy Corp., Sr. Notes	Ba3	2.875%	12/01/24	1,500	1,732,500
CMS Energy Corp., Sr. Notes	Ba3	6.30%	02/01/12	700	693,000
CMS Energy Corp., Sr. Unsec’d. Notes	Ba3	6.875%	12/15/15	1,000	1,010,000
Homer City Funding LLC, Gtd. Notes	Ba2	8.734%	10/01/26	1,475	1,633,673
Midwest Generation LLC, Pass-Through Certs.	Ba2	8.56%	01/02/16	1,106	1,175,242
Midwest Generation LLC, Sec’d. Notes	Ba2	8.75%	05/01/34	1,000	1,067,500
MSW Energy Holdings II LLC/ MSW Energy Finance Co. II, Inc., Gtd. Notes	Ba3	7.375%	09/01/10	500	500,000
Nevada Power Corp., Bonds	Ba1	6.50%	05/15/18	1,000	1,039,356
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14	725	719,563
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	2,800	2,782,500
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	1,000	1,065,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certs.	Ba2	9.237%	07/02/17	371	410,743
Reliant Energy, Inc., Sec’d. Notes	B2	6.75%	12/15/14	2,075	1,973,844
Sierra Pacific Resources, Sr. Notes	B1	8.625%	03/15/14	1,300	1,403,632
South Point Energy Center LLC/Broad River Energy LlLC/Rockgen Energy LLC, Gtd. Notes, 144A (i)	D(d)	8.40%	05/30/12	1,030	1,004,313
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	Ba2	7.00%	06/30/21	806	790,025

					21,038,641

Waste Management — 1.8%
Allied Waste North America, Gtd. Notes	B2	7.125%	05/15/16	650	641,063

6

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Waste Management (cont’d)
Allied Waste North America, Sr. Notes	B2	7.25%	03/15/15	$2,500	$2,481,250
Allied Waste North America, Sr. Notes	B2	7.875%	04/15/13	1,725	1,763,812

					4,886,125

Total Corporate Bonds (cost $246,826,450)					247,238,432

	Shares	Value
PREFERRED STOCK — 0.1%

Oil & Gas Exploration/Production — 0.1%
Chesapeake Energy Corp., 4.5%, CVT (cost $399,676)	4,000	372,000

COMMON STOCK

Financial Services
Aircraft Statutory Trust (cost $0) (g)	850,554	85

Total Long-Term Investments (cost $259,179,697)		259,729,432

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 4.5%

COMMERCIAL PAPER — 3.5%
Barclays US Funding	A1+(d)	5.275%	11/21/06	$1,900	1,885,619
DNB Nor Bank ASA	A1(d)	5.275%	11/13/06	1,400	1,390,982
Societe Generale	A1+(d)	5.245%	01/08/07	3,200	3,154,441
Societe Generale	A1+(d)	5.266%	12/21/06	3,300	3,261,647

Total Commercial Paper (cost $9,690,292)					9,692,689

	Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND — 0.9%
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,399,795) (w)	2,399,795	2,399,795

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (k)(n)— 0.1%
U.S. Treasury Bills	4.71%	12/14/06	$20	19,809
U.S. Treasury Bills	4.74%	12/14/06	50	49,522
U.S. Treasury Bills	4.76%	12/14/06	40	39,618
U.S. Treasury Bills	4.78%	12/14/06	60	59,426
U.S. Treasury Bills	4.81%	12/14/06	155	153,518

7

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Total U.S. Treasury Obligations (cost $321,764)				321,893

Total Short-Term Investments (cost $12,411,851)				12,414,377

Total Investments, Before Outstanding Options Written—99.3% (cost $271,591,548)				272,143,809

			Contracts	Value
OUTSTANDING OPTIONS WRITTEN

Call Option
U.S. Treasury Note Futures, Expiring 11/27/06 @ $109			2,040	(57,375)

Put Option
U.S. Treasury Note Futures, Expiring 11/27/06 @ $105			1,850	(5,781)

Total Outstanding Options Written (premium received $(40,986))				(63,156)

Total Investments, Net of Outstanding Options Written—99.3% (cost $271,550,562)				272,080,653
Other assets in excess of liabilities(u) — 0.7%				1,889,971

Net Assets — 100.0%				$273,970,624

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
NR	Not Rated by Moodys or Standard & Poor’s
EUR	Euro

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(u)	Other assets in excess of liabilities include unrealized appreciation on futures contracts, forward foreign currency contracts, interest rate and credit default swap agreements as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Sale Contracts	Value at Settlement Date	Current Value	Unrealized Appreciation
EUR 3,651,000, expiring 10/31/06	$4,648,907	$4,638,238	$10,669

Securities or a portion thereof with an aggregate market value of $297,132 have been segregated with the custodian to cover margin requirements for future contracts open at September 30, 2006.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation
Long Positions:
35	90 Day Euro Dollar	Dec 07	$8,309,875	$8,330,875	$21,000
26	90 Day Euro Dollar	Mar 08	6,176,725	6,190,275	13,550
9	90 Day Euro Dollar	Jun 08	2,139,525	2,142,450	2,925
11	90 Day Euro Dollar	Sep 08	2,609,050	2,617,725	8,675
11	90 Day Euro Dollar	Dec 08	2,607,912	2,616,625	8,713
2	90 Day Euro Dollar	Jun 09	473,750	475,425	1,675
20	10 Year U.S. Treasury Notes	Dec 06	2,138,750	2,161,250	22,500

					$79,038

Interest rate swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Depreciation
UBS AG(1)	12/19/08	300,000	5.00%	3 month LIBOR	$—
Duetsche Bank(1)	12/19/08	7,100,000	5.00%	3 month LIBOR	(2,464)
Goldman Sachs(1)	12/19/08	1,300,000	5.00%	3 month LIBOR	(687)
Lehman Brothers(2)	12/20/16	1,100,000	5.00%	3 month LIBOR	(6,423)

					$(9,574)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Bank of America(1)	03/20/07	2,000,000	2.20%	Abitibi-Consolidated, Inc., 8.55%, due 08/01/10	9,147
Merrill Lynch International(1)	06/20/07	800,000	0.95%	AES Corp., 8.75%, due 06/15/08	2,814
Merrill Lynch International(1)	06/20/07	400,000	0.95%	AES Corp., 8.75%, due 06/15/08	1,408
Bank of America(1)	03/20/07	2,000,000	2.35%	ArvinMeritor, Inc., 8.75%, 03/01/12	5,623
Morgan Stanley Capital Services, Inc.(1)	09/20/07	500,000	2.45%	Bombardier, Inc., 6.75%, due 05/01/12	7,124
Bank of America(2)	12/20/11	10,000,000	3.25%	Dow Jones CDX IG4 Index	(93,966)
Duetsche Bank(2)	12/20/11	7,000,000	3.25%	Dow Jones CDX IG4 Index	3,976
Barclays Capital PLC(1)	10/20/11	2,000,000	1.48%	Federal Republic of Brazil, 12.25%, 03/06/30	11,837
JPMorgan Chase Bank, N.A.(1)	06/20/07	2,000,000	3.40%	Ford Motor Credit Co., 7.00%, due 10/01/13	27,880
JPMorgan Chase Bank, N.A.(1)	09/20/07	1,000,000	2.20%	Ford Motor Credit Co., 7.00%, due 10/01/13	3,410
Morgan Stanley Capital Services, Inc.(1)	04/20/11	1,500,000	1.05%	JSC “GAZPROM”, 9.125%, due 04/25/07	11,402
JPMorgan Chase Bank, N.A.(1)	03/20/07	2,000,000	7.80%	Lear Corp., Series B, 8.11%, due 05/15/09	57,247

					$47,902

(1)	Portfolio receives the fixed rate and pays the counterparty the notional amount in the event that the underlying bond defaults.
(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

8

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 117.5%

ASSET-BACKED SECURITIES — 3.0%

Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1 (c)	Aaa	5.605%	09/25/34	$3,150	$3,148,818
Citibank Credit Card Issuance Trust, Series 2003-A4, Class A4 (c)	Aaa	5.484%	03/20/09	8,300	8,303,831
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1, 144A	AAA(d)	5.49%	04/25/36	3,259	3,260,298
Honda Auto Receivables Owner Trust, Series 2006-1, Class A2	Aaa	5.10%	09/18/08	15,400	15,384,277
Nissan Auto Receivables Owner Trust, Series 2006-B Class A2	Aaa	5.18%	11/15/11	15,300	15,288,240

Total Asset-Backed Securities (cost $45,415,097)					45,385,464

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%

Argent Securities Inc., Series 2005-W3, Class A2A (c)	Aaa	5.43%	11/25/35	2,357	2,357,311
Banc of America Mortgage Securities, Series 2004-2, Class 5A1	Aaa	6.50%	10/25/31	283	288,232
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 (c)	Aaa	5.622%	02/25/33	530	528,073
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 (c)	Aaa	5.395%	05/25/35	4,078	4,069,288
Brazos Student Loan Finance Corp., Series 1998-A, Class A2 (c)	Aaa	5.98%	06/01/23	84	84,304
Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class Moa1, 144A (c)	Aaa	5.51%	03/15/20	12,400	12,401,704
Conseco Finance Securitizations Corp., Series 2001-4, Class A3	Baa2	6.09%	09/01/33	834	834,463
Federal National Mortgage Assoc., Series 2001-29, Class Z	Aaa	6.50%	07/25/31	330	337,134
Fremont Home Loan Trust, Series 2005-E, Class 2A1 (c)	Aaa	5.42%	01/25/36	5,768	5,772,930
Government Lease Trust, Series 1999-C1A, Class B2, 144A	AAA(d)	4.00%	05/18/11	1,500	1,435,185
Government National Mortgage Assoc., Series 2000-14, Class F (c)	Aaa	5.98%	02/16/30	25	25,575
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 (c)	Aaa	4.54%	10/25/35	6,620	6,528,790
Indymac ARM Trust, Series 2001-H2, Class A1 (c)	Aaa	6.41%	01/25/32	8	8,077
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%	09/25/33	2,772	2,717,445
Mellon Residential Funding Corp., Series 1999-TBC2, Class A3 (c)	AAA(d)	5.921%	07/25/29	28	28,322
Quest Trust, Series 2004-X2, Class A1, 144A (c)	Aaa	5.89%	06/25/34	539	540,545
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa	6.50%	03/25/32	671	673,505
Washington Mutual, Inc., Series 2003-R1, Class A1 (c)	Aaa	5.60%	12/25/27	12,981	12,975,592
Washington Mutual, Inc., Series 2002-AR2, Class A (c)	Aaa	5.427%	02/27/34	1,218	1,238,305
Washington Mutual, Inc., Series 2003-AR1, Class 2A, Pass Through Certificates (c)	Aaa	5.377%	02/25/33	176	175,227
Washington Mutual, Inc., Series 2005-AR13, Class A1A1 (c)	Aaa	5.62%	10/25/45	5,969	6,007,273

Total Collateralized Mortgage Obligations (cost $59,109,779)					59,027,280

1

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS — 16.8%
Airlines
United AirLines, Inc., Pass Thru Certificates (cost $84,331; purchased 12/28/2001)(g)	NR	9.21%	01/21/17		$118	$10,604

Automobile Manufacturers — 1.0%
DaimlerChrysler NA Holding Corp., Co. Gtd. Notes (c)	Baa1	5.64%	03/07/07		11,300	11,302,328
DaimlerChrysler NA Holding Corp., Co. Gtd. Notes (c)	Baa1	5.82%	03/13/09		3,500	3,501,655

						14,803,983

Diversified — 1.4%
General Electric Co., Unsec`d. Notes (c)	Aaa	5.43%	12/09/08		6,832	6,835,477
Siemens Financieringsmat, Notes, 144A (Netherlands)(c)	Aa3	5.466%	08/14/09		14,700	14,689,975

						21,525,452

Diversified Financial Services — 0.3%
Preferred Term Securities Ltd., Sr. Notes, 144A (cost $4,007,532; purchased 12/09/2005)(g)(c)	Aaa	6.39%	12/23/31		4,000	4,020,000

Environmental Services — 0.2%
Waste Management, Inc., Notes	Baa3	7.00%	10/15/06		2,775	2,776,143

Financial - Bank & Trust — 5.8%
Goldman Sachs Group, Inc., Notes (c)	Aa3	5.477%	12/22/08		15,300	15,314,306
HSBC Bank USA NA, Sr. Notes (c)	Aa2	5.46%	09/21/07		2,300	2,302,438
Norddeutsche Landesbank, Pfandbriefe (Germany)	Aaa	0.45%	01/19/09	JPY	2,456,000	20,687,972
Rabobank Nederland Series, 144A (Netherlands)(c)	Aaa	5.527%	01/15/09		6,700	6,700,315
Resona Bank Ltd., Notes, 144A	Baa1	5.85%	09/29/49		4,000	3,910,564
Royal Bank of Scotland Group PLC, Sr. Notes, 144A (United Kingdom)(c)	Aa1	5.39%	12/21/07		23,000	23,016,491
Santander US Debt SA Unipersonal, Gtd. Notes, 144A (c)	Aa3	5.54%	02/06/09		15,500	15,513,252

						87,445,338

Financial Services — 4.2%
Citigroup, Inc., Unsec’d. Notes (c)	Aa1	5.525%	01/30/09		2,700	2,700,751
Ford Motor Credit Co., Notes	Ba3	7.00%	10/01/13		3,700	3,433,001
General Electric Capital Corp., Sr. Unsec’d. Notes (Japan)	Aaa	1.40%	11/02/06	JPY	469,000	3,973,566
Morgan Stanley, Sr. Notes (c)	Aa3	5.55%	02/09/09		15,400	15,417,879
Morgan Stanley, Sr. Notes, 144A (cost $29,800,000; purchased 07/06/2004)(g)	Aa3	5.572%	10/30/06		29,800	29,800,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	7.375%	12/15/14		300	324,300
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	02/01/22		500	600,500
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%	10/13/10		2,000	2,239,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.25%	03/30/18		1,700	2,097,800
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)	Baa1	5.265%	06/15/11		2,322	2,286,713

						62,873,510

Gaming — 0.6%
Mandalay Resort Group, Sr. Sub. Notes	Ba3	10.25%	08/01/07		4,200	4,336,500
Park Place Entertainment Corp., Sr. Sub. Notes	Ba1	9.375%	02/15/07		5,215	5,267,150

						9,603,650

Insurance — 0.5%
ASIF III Jersey Ltd., Sec’d. Notes (Japan)	Aa2	0.95%	07/15/09	JPY	875,000	7,400,874

Oil, Gas & Consumable Fuels — 0.6%
El Paso Corp., Sr. Notes	Caa1	7.00%	05/15/11		200	201,250
El Paso Corp., Sr. Notes	Caa1	7.80%	08/01/31		1,050	1,076,250
El Paso Corp., Sr. Unsec’d. Notes	B2	7.625%	08/16/07		100	101,250
Transocean, Inc., Notes	Baa1	5.40%	09/05/08		7,800	7,800,125

						9,178,875

Paper & Forest Products — 0.2%
Georgia-Pacific Corp., Notes	Ba2	7.75%	11/15/29		3,000	2,880,000

Telecom—Integrated/Services — 0.5%
BellSouth Corp., Sr. Unsec’d. Notes	A2	5.572%	08/15/08		7,200	7,201,383

2

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Telecommunications — 1.2%
Nippon Telegraph & Telephone Corp., Notes (Japan)	Aa2	2.50%	07/25/07	JPY	667,000	$5,732,914
Qwest Corp., Notes, 144A	Ba3	8.875%	03/15/12		1,650	1,800,563
Qwest Corp., Sr. Notes	Ba3	7.625%	06/15/15		7,000	7,262,500
Verizon Global Funding Corp., Bonds	A3	5.85%	09/15/35		2,500	2,355,397

						17,151,374

Tobacco — 0.3%
Reynolds American, Inc., 144A	Ba2	7.625%	06/01/16		4,000	4,149,236

Total Corporate Bonds (cost $250,304,633)						251,020,422

FOREIGN GOVERNMENT BONDS — 1.6%
Develpment Bank of Japan (Japan)	AA-(d)	2.875%	12/20/06	JPY	50,000	425,690
Federal Republic of Brazil (Brazil)	Ba3	7.125%	01/20/37		200	204,200
Federal Republic of Brazil (Brazil)	Ba3	7.875%	03/07/15		75	82,200
Federal Republic of France (France)	Aaa	4.00%	12/31/49	EUR	1,400	1,815,699
Federal Republic of Germany (Germany)	Aaa	5.625%	01/04/28	EUR	1,500	2,363,640
Federal Republic of Italy (Italy)	Aa2	0.375%	10/10/06	JPY	100,000	846,582
Federal Republic of Panama (Panama)	Ba1	8.875%	09/30/27		750	928,125
Federal Republic of Peru (Peru)	Ba3	9.125%	01/15/08		400	418,000
Japan Bank International Corp. (Japan)	Aaa	0.35%	03/19/08	JPY	350,000	2,955,247
Russian Federation (Russia)	Baa3	5.00%	03/31/30		10	11,161
United Kingdom Treasury Stock (United Kingdom)	Aaa	4.25%	03/07/11	GBP	5,900	10,839,401
United Kingdom Treasury Stock (United Kingdom)	Aaa	5.75%	12/07/09	GBP	1,700	3,271,789

Total Foreign Government Bonds (cost $24,137,070)						24,161,734

MUNICIPAL BONDS — 1.2%
City & County of Honolulu HI, Series 1115, 144A (c)	NR	5.99%	07/01/23		1,538	1,723,784
Georgia State Road & Tollway Authority	Aaa	5.00%	03/01/21		700	737,632
Golden State Tobacco Securitization Corp., Series A1	Baa3	6.25%	06/01/33		2,500	2,753,350
Golden State Tobacco Settlement Revenue Bonds	Baa3	6.75%	06/01/39		2,000	2,264,720
Massachusetts Water Resources Authority, Series 1080, 144A (c)	Aaa	6.00%	08/01/32		1,250	1,345,925
Pierce County School District No. 3, 144A (c)	Aaa	5.99%	12/01/23		1,500	1,667,940
Salt River Project Agricultural Improvement & Power District, 144A (c)	AA(d)	5.49%	01/01/32		1,000	1,036,700
Tobacco Settlement Financing Corp.	A1	5.50%	06/01/15		2,000	2,121,320
Tobacco Settlement Financing Corp.	Baa3	6.125%	06/01/32		1,205	1,282,445
Tobacco Settlement Financing Corp.	Baa3	6.25%	06/01/42		400	425,920
Tobacco Settlement Financing Corp.	Baa3	6.375%	06/01/32		2,000	2,193,400

Total Municipal Bonds (cost $15,989,889)						17,553,136

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 71.0%
Federal Home Loan Mortgage Corp.	4.00%	09/01/18	765	725,402
Federal Home Loan Mortgage Corp.	4.50%	11/01/35	949	886,789
Federal Home Loan Mortgage Corp.	5.00%	09/01/35-01/01/36	58,121	55,928,995
Federal Home Loan Mortgage Corp.	5.00%	TBA	500	480,781
Federal National Mortgage Assoc.	4.00%	07/01/18-03/01/20	83,079	78,642,262

3

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (Continued)

Federal National Mortgage Assoc.	4.50%	08/01/33-06/01/36	$61,613		$57,575,893
Federal National Mortgage Assoc.	5.00%	12/01/18-10/12/36	8,050		7,751,690
Federal National Mortgage Assoc.	5.00%	TBA	230,000		231,006,250
Federal National Mortgage Assoc.	5.38%	05/01/36	105		105,365
Federal National Mortgage Assoc.	5.50%	09/01/32-09/01/35	391,335		386,056,713
Federal National Mortgage Assoc.	6.00%	04/01/16-01/01/23	2,122		2,153,466
Federal National Mortgage Assoc.	6.174%	12/01/36	2,414		2,430,428
Federal National Mortgage Assoc.	6.50%	TBA	100,000		101,812,500
Government National Mortgage Assoc.	4.50%	09/15/33	44		41,849
Government National Mortgage Assoc.	4.75%	08/20/24-08/20/27	201		202,628
Government National Mortgage Assoc.	5.375%	04/20/25-05/20/25	63		64,223
Government National Mortgage Assoc.	6.00%	TBA	136,000		137,615,000
Government National Mortgage Assoc.	9.00%	07/15/30	1		1,515
Government National Mortgage Assoc.	9.00%	08/15/30	—	(r)	997

Total U.S. Government Mortgage Backed Obligations (cost $1,071,955,664)					1,063,482,746

U.S. TREASURY OBLIGATIONS — 20.0%

U.S. Treasury Bonds	3.375%	01/15/07	46,700		59,462,709
U.S. Treasury Bonds	3.625%	01/15/08	25,400		32,250,815
U.S. Treasury Bonds	4.50%	02/28/11	13,050		13,001,063
U.S. Treasury Bonds	5.50%	08/15/28	11,600		12,640,381
U.S. Treasury Bonds	6.125%	08/15/29	19,000		22,397,732
U.S. Treasury Inflationary Bonds, TIPS	1.625%	01/15/15	1,300		1,317,825
U.S. Treasury Inflationary Bonds, TIPS	2.00%	01/15/26	5,700		5,605,014
U.S. Treasury Inflationary Bonds, TIPS	2.375%	04/15/11	5,100		5,234,342
U.S. Treasury Notes	3.25%	01/15/09	4,300		4,170,329
U.S. Treasury Notes	3.375%	02/15/08	660		647,548
U.S. Treasury Notes	3.50%	02/15/10	3,200		3,090,125
U.S. Treasury Notes	3.625%	01/15/10	5,200		5,045,830
U.S. Treasury Notes	3.75%	05/15/08	1,100		1,082,855
U.S. Treasury Notes	3.875%	09/15/10	3,880		3,780,726
U.S. Treasury Notes	4.00%	04/15/10	1,700		1,667,261
U.S. Treasury Notes	4.25%	10/15/10-11/15/14	18,090		17,655,130
U.S. Treasury Notes	4.50%	11/15/15	6,600		6,536,059
U.S. Treasury Notes	4.75%	03/31/11	41,200		41,452,680
U.S. Treasury Notes	4.875%	07/31/11-08/15/16	17,100		17,313,002
U.S. Treasury Notes	5.125%	06/30/11-05/15/16	16,600		17,004,547
U.S. Treasury Notes	6.50%	11/15/26	1,500		1,817,462
U.S. Treasury Notes	6.625%	02/15/27	5,500		6,763,284
U.S. Treasury Notes	8.125%	08/15/19	7,800		10,286,250
U.S. Treasury Notes	8.875%	08/15/17	5,100		6,890,182
U.S. Treasury Strips	Zero	02/15/22	7,000		3,321,395

Total U.S. Treasury Obligations (cost $300,061,880)					300,434,546

4

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Expiration Date	Shares	Value
WARRANTS*

United Mexican State, Series E (Mexico) (cost $0) *	06/01/2007	1,000,000	$19,750

Total Long-Term Investments (cost $1,766,974,012)			1,761,085,078

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SHORT-TERM INVESTMENTS — 20.0%

FOREIGN TREASURY OBLIGATIONS (n)— 14.0%

Dutch Discount Treasury Bill	3.016%	10/31/06	EUR	34,500	43,643,740
Dutch Discount Treasury Bill	3.12%	11/30/06	EUR	51,000	64,346,103
French Discount Treasury Bill	2.85%	10/12/06	EUR	69,330	87,842,088
French Discount Treasury Bill	3.122%	11/30/06	EUR	1,400	1,766,222
French Discount Treasury Bill	3.244%	02/01/07	EUR	10,000	12,541,814

Total Foreign Treasury Obligations (cost $210,714,365)					210,139,967

REPURCHASE AGREEMENTS — 3.0%
U.S. Treasury Repurchase Agreement, repurchase price $45,018,938, due 10/02/06 (cost $45,000,000); (The value of the collateral including accrued interest was $45,921,436. The collateral consist of U.S. Treasury Notes)	5.05%	10/02/06		$45,000	45,000,000

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (n)— 1.1%
Time Warner, Inc.	A2	5.39%	01/25/07	7,900	7,762,211
Total Fina Elf Capital	A1+	5.36%	10/02/06	7,800	7,797,677

Total Commercial Paper (cost $15,559,289)					15,559,888

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 1.0%
Countrywide Bank NA	5.34%	10/18/06	15,400	15,400,061

U.S. TREASURY OBLIGATIONS (n)— 0.5%
U.S. Treasury Bills (k)	4.81%	12/14/06	6,510	6,447,771
U.S. Treasury Bills (k)	4.87%	11/30/06	120	119,082
U.S. Treasury Bills	4.96%	11/30/06	500	496,177

Total U.S. TREASURY OBLIGATIONS (cost $7,059,572)				7,063,030

	Contracts/ Notional Amounts	Value
OUTSTANDING OPTIONS PURCHASED — 0.3%

Call Options — 0.3%
Eurodollar Futures, expiring 09/17/2007 , Strike Price $95.00	88,000,000	78,100
Swap Option on 3 Month LIBOR, expiring 10/18/2006 @ 4.50%	90,100,000	1

5

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Contracts/ Notional Amounts	Value
OUTSTANDING OPTIONS PURCHASED (Continued)

Call Options (cont’d)
Swap Option on 3 Month LIBOR, expiring 12/20/2007 @ 5.00%	82,100,000	$595,241
Swap Option on 3 Month LIBOR, expiring 06/15/2007 @ 5.00%	72,100,000	358,449
Swap Option on 3 Month LIBOR, expiring 10/25/2006 @ 5.13%	54,100,000	84,775
Swap Option on 3 Month LIBOR, expiring 07/02/2007 @ 5.37%	132,100,000	1,309,375
Swap Option on 3 Month LIBOR, expiring 04/27/2009 @ 5.75%	9,800,000	962,419
Swap Option on 3 Month LIBOR, expiring 05/02/2008 @ 5.75%	7,800,000	697,187

		4,085,547

Put Options
5 Year U.S. Treasury Note Futures, expiring 11/21/2006 , Strike Price $102.50	84,400,000	13,187
Eurodollar Futures, expiring 12/18/2006 , Strike Price $94.13	2,272,000,000	14,200
Eurodollar Futures, expiring 12/17/2007 , Strike Price $91.75	798,000	4,988
Eurodollar Futures, expiring 12/17/2007 , Strike Price $91.25	720,000,000	4,500
Eurodollar Futures, expiring 06/18/2007 , Strike Price $91.25	707,000,000	4,419
Eurodollar Futures, expiring 09/17/2007 , Strike Price $90.25	645,000,000	4,031
Eurodollar Futures, expiring 12/18/2006 , Strike Price $91.75	220,000,000	1,375
Eurodollar Futures, expiring 12/18/2006 , Strike Price $92.00	417,000,000	2,606
Eurodollar Futures, expiring 09/17/2007 , Strike Price $90.50	1,614,000,000	10,088
Swap Option on 3 Month LIBOR, expiring 04/27/2009 @ 6.00%	13,100,000	345,552
Swap Option on 3 Month LIBOR, expiring 05/02/2008 @ 6.00%	4,500,000	62,509

		467,455

Total Outstanding Options Purchased (cost $4,194,224)		4,553,002

	Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Dryden Core Investment Fund - Taxable Money Market Series (w)	1,492,917	1,492,917

Total Short-Term Investments (cost $299,420,367)		299,208,865

Total Investments, Before Outstanding Options Written and Securities Sold Short—137.5% (cost $2,066,394,379)		2,060,293,943

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SECURITY SOLD SHORT — (19.5)%

Short Sales — (19.5)%
Federal National Mortgage Assoc.	5.50%	TBA	$13,200	(13,191,750)
Federal National Mortgage Assoc.	5.50%	TBA	166,600	(164,101,000)
U.S. Treasury Bonds	9.00%	11/15/18	950	(1,318,867)
U.S. Treasury Notes	3.625%	05/15/13	1,800	(1,700,719)
U.S. Treasury Notes	4.00%	02/15/14	6,600	(6,346,052)
U.S. Treasury Notes	4.375%	08/15/12	81,700	(80,847,869)
U.S. Treasury Notes	4.75%	05/15/14	24,200	(24,405,143)

Total Security Sold Short (proceeds received $290,856,083)				(291,911,400)

	Contracts/ Notional Amounts	Value
OUTSTANDING OPTIONS WRITTEN — (0.2)%

Call Options — (0.2)%
Swap Option on 3 Month LIBOR, expiring 07/20/2007 @ 5.50%	43,300,000	(1,271,072)
Swap Option on 3 Month LIBOR, expiring 12/20/2007 @ 4.56%	38,700,000	(604,786)
Swap Option on 3 Month LIBOR, expiring 06/15/2007 @ 4.85%	20,600,000	(389,773)

6

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Contracts/ Notional Amounts	Value
Swap Option on 3 Month LIBOR, expiring 10/18/2006 @ 4.56%	38,700,000	$—
Swap Option on 3 Month LIBOR, expiring 10/25/2006 @ 5.21%	23,300,000	(157,764)

Total Outstanding Options Written (premium received $1,856,867)		(2,423,395)

Total Investments, Net of Outstanding Options Written and Securities Sold Short—117.9% (cost $1,773,681,429)		1,765,959,148
Liabilities in excess of other assets(x) — (17.9)%		(267,999,323)

Net Assets — 100.0%		$1,497,959,825

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
NR	Not Rated by Moodys or Standard & Poor’s
TBA	Securities Purchased on a Forward Commitment Basis
TIPS	Treasury Inflation Protected Securities
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

7

Securities or a portion thereof with an aggregate market value of $6,566,853 have been segregated with the custodian to cover margin requirements for future contracts open at September 30, 2006.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2006	Unrealized Appreciation (Depreciation)
Long Positions:
3,154	90 Day Euro Dollar	Dec 06	$330,769,140	$332,845,562	$2,076,422
1,219	90 Day Euro Dollar	Jun 07	288,679,551	289,466,788	787,237
2,461	90 Day Euro Dollar	Sep 07	584,180,062	585,256,562	1,076,500
1,709	90 Day Euro Dollar	Dec 07	405,949,950	406,784,725	834,775
1,608	90 Day Euro Dollar	Mar 08	381,396,450	382,844,700	1,448,250
15	90 Day Euro Dollar	Dec 08	3,554,625	3,568,125	13,500
236	90 Day Sterling	Jun 07	52,322,384	52,350,914	28,530
295	90 Day Sterling	Sep 07	65,417,252	65,473,165	55,913
510	90 Day Sterling	Dec 07	113,027,861	113,238,640	210,779
66	30 Year U.S. Treasury Notes	Dec 06	7,283,204	7,418,813	135,609

					$6,667,515
Short Positions:
906	10 Year U.S. Treasury Notes	Dec 06	97,773,969	97,904,625	(130,656)

					$6,536,859

Forward foreign currency exchange contracts outstanding at September 30, 2006:

Sale Contracts	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
EUR 149,830,000, expiring 10/31/06	$190,782,152	$190,344,335	$437,817
GBP 9,530,000, expiring 10/19/06	18,051,079	17,848,314	202,765

			$640,582

Interest rate swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
UBS AG(1)	12/20/16		$177,000,000	5.00%	3 month LIBOR	$495,228
Banc of America, N.A.(1)	06/15/35		$5,300,000	6.00%	3 month LIBOR	41,808
Barclays Capital(2)	06/18/34	GBP	400,000	5.00%	6 month LIBOR	(31,917)
UBS AG(1)	10/15/10	EUR	1,400,000	2.1455%	FRC -Excluding Tobacco - Non-Revised Consumer Price Index	14,481
Merrill Lynch & Co.(2)	12/15/15	JPY	820,000,000	2.00%	6 month LIBOR	(146,218)
Barclays Capital(2)	12/15/15	JPY	340,000,000	2.00%	6 month LIBOR	(59,635)
Barclays Capital(1)	09/15/10	GBP	8,000,000	5.00%	6 month LIBOR	(58,511)
Goldman Sachs(2)	06/12/36	GBP	11,600,000	4.25%	6 month LIBOR	669,155
Goldman Sachs(2)	12/20/16		$30,000,000	5.00%	3 month LIBOR	—
JPMorgan Chase Bank(1)	12/20/11		$9,200,000	5.00%	3 month LIBOR	57,028
Morgan Stanley & Co.(1)	12/20/11		$7,000,000	5.00%	3 month LIBOR	43,391
Morgan Stanley & Co.(1)	12/20/36		$13,100,000	5.00%	3 month LIBOR	759,835
UBS AG(1)	12/20/08		$110,000,000	5.00%	3 month LIBOR	373,848
Merrill Lynch & Co.(1)	12/20/11		$25,700,000	5.00%	3 month LIBOR	250,789
Barclays Capital(1)	06/15/09	GBP	8,100,000	5.00%	6 month LIBOR	29,903

						$2,439,185

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2006:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/08	2,700,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	$(9,945)
Morgan Stanley & Co.(1)	12/20/08	300,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(1,144)
Merrill Lynch & Co.(1)	12/20/08	800,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	(912)
UBS AG(1)	11/25/32	5,500,000	2.35%	Asset Backed Funding Certificate, 8.82%, due 11/25/32(3)	(52,450)
UBS AG(1)	12/20/08	3,200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(10,501)
Barclays Bank PLC(1)	06/28/46	4,000,000	1.40%	Camber 6A, 6.838%, due 07/12/43	(29,866)
Barclays Bank PLC(1)	06/28/46	2,000,000	3.30%	Camber 6A, 8.758%, due 07/12/43	(17,261)
Bear Stearns International Ltd.(1)	12/20/08	400,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(8,183)
Bear Sterns International Ltd.(1)	12/20/08	100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(2,441)
UBS AG(1)	12/20/08	800,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(6,214)
Bear Stearns International Ltd.(1)	12/20/08	800,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(2,422)
Lehman Brothers, Inc.(1)	12/20/08	700,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(2,426)
Lehman Brothers, Inc.(1)	12/22/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(401)
Morgan Stanley & Co.(1)	12/20/08	800,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 07/15/09	(3,999)
Bear Stearns International Ltd.(1)	12/20/08	800,000	0.24%	Deere & Co., 7.85%, due 03/15/07	(2,942)
Merrill Lynch & Co.(1)	12/20/08	1,600,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(7,488)
Goldman Sachs(1)	07/25/45	4,500,000	0.54%	Dow Jones CDX IG4 Index	(4,362)
First Boston(1)	07/25/45	25,000,000	0.54%	Dow Jones CDX IG4 Index	(23,723)
Merrill Lynch & Co.(1)	07/25/45	9,000,000	0.54%	Dow Jones CDX IG4 Index	(14,165)
Banc of America Securities LLC(1)	12/20/08	1,700,000	0.13%	E.I. DuPont de Nemours & Co., 6.50%, due 10/15/09	(3,132)
Banc of America Securities LLC(1)	12/20/08	200,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(420)
Citigroup(1)	12/20/08	2,200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(9,985)
Citigroup(1)	12/20/08	300,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(1,001)
Barclays Bank PLC(1)	12/20/08	2,300,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(6,456)
Barclays Bank PLC(1)	12/20/08	300,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(617)
Morgan Stanley & Co.(1)	12/20/08	1,600,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(5,193)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(559)
Morgan Stanley & Co.(1)	12/20/08	800,000	0.22%	Emerson Electric Co., 7.125%%, due 08/15/10	(2,769)
Barclays Bank PLC(1)	06/20/07	16,300,000	0.27%	Federal Republic of Brazil, 12.25%, 03/06/30	(3,505)
Citigroup(1)	12/20/08	1,700,000	0.29%	FedEx Corp. 7.25%, due 02/15/11	(8,081)
Citigroup(1)	12/20/08	200,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(783)
Merrill Lynch & Co.(1)	12/20/08	600,000	0.22%	Gannett Co., Inc., 6.375%, due 08/10/09	(1,114)
Lehman Brothers, Inc.(1)	12/20/08	900,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(17,252)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,263)
Bear Stearns International Ltd.(1)	12/20/08	2,200,000	0.32%	Hewlett-Packard Co., 6.50%, due 07/12/12	(11,409)
Bear Stearns International Ltd.(1)	12/20/08	300,000	0.32%	Hewlett-Packard Co., 6.50%, due 07/12/12	(1,292)
Lehman Brothers, Inc.(1)	12/20/08	2,200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(2,412)
Lehman Brothers, Inc.(1)	12/20/08	300,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(1,077)
Merrill Lynch & Co.(1)	12/20/08	1,400,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(7,514)
Bear Stearns International Ltd.(1)	12/20/08	800,000	0.60%	International Paper Co., 6.75%, due 09/01/11	(7,432)
Lehman Brothers, Inc.(1)	12/20/08	2,100,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(4,527)
Lehman Brothers, Inc.(1)	12/20/08	300,000	0.11%	Johnson & Johnson, 6.48%, due 05/15/13	(724)
Lehman Brothers, Inc.(1)	12/20/08	900,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(8,734)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(1,038)
Merrill Lynch & Co.(2)	02/25/34	4,500,000	2.25%	Long Beach Mortgage Loan Trust 2004-1, 8.82% , due 02/25/34	10,463
Goldman Sachs(1)	02/25/34	4,500,000	2.00%	Long Beach Mortgage Loan Trust 2004-1, 8.82% , due 02/25/34(3)	(1,250)
Lehman Brothers, Inc.(1)	12/20/08	1,200,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(1,887)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(206)
Merrill Lynch & Co.(1)	12/20/08	1,200,000	0.85%	Motorola, Inc, 7.625%, due 11/15/10	(18,871)
Lehman Brothers, Inc.(1)	12/20/08	900,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(8,532)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(1,082)
Merrill Lynch & Co.(1)	12/20/08	800,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(2,950)
Lehman Brothers, Inc.(1)	06/20/09	6,600,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(46,813)
Lehman Brothers, Inc.(1)	12/20/08	1,200,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	3,924
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	91
UBS AG(1)	12/20/08	800,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	2,274
JPMorgan Chase Bank(1)	05/20/16	7,100,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	63,760
Morgan Stanley & Co.(1)	05/20/16	15,900,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	148,657
Lehman Brothers, Inc.(1)	09/20/08	3,000,000	2.47%	Republic of the Philippines, 8.25%, due 01/15/14	(99,545)
Lehman Brothers, Inc.(1)	10/20/10	2,500,000	2.11%	Republic of Turkey, 11.875%, due 01/15/30	(56,436)
Lehman Brothers, Inc.(1)	09/20/10	1,000,000	2.26%	Republic of Turkey, 11.875%, due 01/15/30	(20,397)
Morgan Stanley & Co.(1)	09/20/10	3,300,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(118,009)
Bear Stearns International Ltd.(1)	03/20/07	4,500,000	0.62%	Russian Federation, 2.25%, due 03/31/30	8,911
JPMorgan Chase Bank(2)	05/20/07	300,000	0.77%	Russian Federation, 2.25%, due 03/31/30	1,805
JPMorgan Chase Bank(2)	06/20/07	16,300,000	0.42%	Russian Federation, 5.00%, due 03/31/30	18,288
UBS AG(1)	12/20/08	800,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	(6,044)
Morgan Stanley & Co.(1)	12/20/08	800,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(5,378)
Citigroup(1)	12/20/08	3,600,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(7,791)
Bear Stearns International Ltd.(1)	12/20/08	1,500,000	0.15%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(3,569)
Barclays Bank PLC(1)	12/20/08	900,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(11,635)
Barclays Bank PLC(1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(748)
Lehman Brothers, Inc.(1)	12/20/08	1,100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(4,997)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(568)

					$(467,669)

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(3)	Variable rate, displayed rate is as of 9/30/06.

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 94.5%

COMMON STOCKS
Air Freight & Logistics 0.8%
UTI Worldwide, Inc.	57,200	$1,599,884

Biotechnology 1.4%
ImClone Systems, Inc.(a)(b)	101,700	2,880,144

Capital Markets 6.5%
Eaton Vance Corp.	174,500	5,036,070
Lazard, Ltd. (Class A Stock)(b)	48,500	1,939,030
Nuveen Investments, Inc. (Class A Stock)	55,100	2,822,773
TD Ameritrade Holdings Corp.	160,300	3,021,655

		12,819,528

Chemicals 4.4%
Ecolab, Inc.	65,700	2,813,274
Monsanto Co.	76,000	3,572,760
Nalco Holdings Co.(a)	127,600	2,363,152

		8,749,186

Commercial Services & Supplies 7.2%
Allied Waste Industries, Inc.(a)(b)	289,200	3,259,284
ChoicePoint, Inc.(a)	81,800	2,928,440
Iron Mountain, Inc.(a)	63,800	2,739,572
Paychex, Inc.	65,800	2,424,730
Stericycle, Inc.(a)	43,100	3,007,949

		14,359,975

Communications Equipment 3.2%
Avaya, Inc.(a)	251,100	2,872,584
Comverse Technology, Inc.(a)(b)	165,400	3,546,176

		6,418,760

Computers & Peripherals 0.5%
Avid Technology, Inc.(a)(b)	28,600	1,041,612

Consumer Finance 0.5%
Alliance Data Systems Corp.(a)	19,100	1,054,129

Diversified Consumer Services 1.8%
Apollo Group, Inc. (Class A Stock)(a)(b)	28,400	1,398,416
ServiceMaster Co. (The)	107,400	1,203,954
Weight Watchers International, Inc.	22,200	984,348

		3,586,718

Diversified Financial Services 1.0%
KKR Private Equity Investors LLP RDU- Physical, Private Placement, 144A (Netherlands) (cost $2,305,318; purchased 5/03/06 – 5/05/06)(a)(e)(f)	92,400	1,963,500

Electrical Equipment 1.6%
Ametek, Inc.	73,100	3,183,505

Electronic Equipment & Instruments 3.8%
Amphenol Corp. (Class A Stock)	55,000	3,406,150
Insight Enterprises, Inc.(a)	95,800	1,974,438
Tektronix, Inc.	77,500	2,242,075

		7,622,663

Energy Equipment & Services 4.6%
Cameron International Corp.(a)	40,000	1,932,400
Grant Prideco, Inc.(a)	27,300	1,038,219
National-Oilwell Varco, Inc.(a)	49,100	2,874,805
Pride International, Inc.(a)(b)	118,200	3,241,044

		9,086,468

Food Products 1.8%
ConAgra Foods, Inc.	147,500	3,610,800

Healthcare Equipment & Supplies 3.6%
DENTSPLY International, Inc.	98,800	2,974,868
ResMed, Inc.(a)(b)	40,400	1,626,100
Respironics, Inc.(a)	67,200	2,594,592

		7,195,560

Healthcare Providers & Services 8.4%
DaVita, Inc.(a)	77,300	4,473,351
Express Scripts, Inc.(a)	11,700	883,233
Medco Health Solutions, Inc.(a)	62,500	3,756,875
Omnicare, Inc.	84,900	3,658,341
Quest Diagnostics, Inc.	63,000	3,853,080

		16,624,880

Healthcare Technology 1.0%
Cerner Corp.(a)(b)	42,600	1,934,040

Hotels, Restaurants & Leisure 1.1%
Hilton Hotels Corp.	78,200	2,177,870

Insurance 0.9%
Axis Capital Holdings Ltd.	50,100	1,737,969

Internet & Catalog Retail 0.8%
GSI Commerce, Inc.(a)(b)	105,800	1,570,072

Internet Software & Services 2.8%
Digital River, Inc.(a)	48,300	2,469,096

Equinix, Inc.(a)(b)	52,700	3,167,270

		5,636,366

IT Services 1.0%
CheckFree Corp.(a)	49,300	2,037,076

Life Sciences, Tools & Services 1.5%
Invitrogen Corp.(a)(b)	46,300	2,935,883

Machinery 4.9%
Danaher Corp.	44,600	3,062,682
IDEX Corp.	59,700	2,570,085
ITT Corp.	48,400	2,481,468
Roper Industries, Inc.	35,800	1,601,692

		9,715,927

Media 2.7%
E.W. Scripps Co. (The)(Class A Stock)	42,000	2,013,060
Regal Entertainment Group (Class A Stock)(b)	166,900	3,307,958

		5,321,018

Metals & Mining 1.1%
Goldcorp, Inc.(b)	94,800	2,237,280

Oil, Gas & Consumable Fuels 2.2%
Noble Energy, Inc.	38,000	1,732,420
Southwestern Energy Co.(a)(b)	87,900	2,625,573

		4,357,993

Pharmaceuticals 2.1%
Endo Pharmaceuticals Holdings, Inc.(a)	71,200	2,317,560
Kos Pharmaceuticals, Inc.(a)(b)	36,300	1,793,946

		4,111,506

Real Estate Investment Trust (REIT) 0.9%
Host Hotels & Resorts, Inc.	74,800	1,715,164

Semiconductors & Semiconductor Equipment 5.1%
Broadcom Corp. (Class A Stock)(a)	55,550	1,685,387
Integrated Device Technology, Inc.(a)	226,200	3,632,772
Intersil Corp. (Class A Stock)(b)	96,800	2,376,440
Teradyne, Inc.(a)	180,800	2,379,328

		10,073,927

Software 7.9%
Adobe Systems, Inc.(a)	91,228	3,416,489
Amdocs Ltd.(a)(b)	117,200	4,641,120
Autodesk, Inc.(a)	58,300	2,027,674
BEA Systems, Inc.(a)	169,500	2,576,400
Citrix Systems, Inc.(a)	84,300	3,052,503

		15,714,186

Specialty Retail 1.8%
Ross Stores, Inc.	57,000	1,448,370
Urban Outfitters, Inc.(a)(b)	123,000	2,175,870

		3,624,240

Wireless Telecommunication Services 5.6%
American Tower Corp. (Class A Stock)(a)	131,700	4,807,050
NII Holdings, Inc.(a)(b)	102,800	6,390,048

		11,197,098

Total Long-Term Investments (cost $162,474,720)		187,894,927

SHORT-TERM INVESTMENT 25.8%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series(c)(d) (cost $51,197,670; includes $44,037,180 of cash collateral received for securities on loan)	51,197,670	51,197,670

Total Investments 120.3% (cost $213,672,390)		239,092,597
Liabilities in excess of Other Assets (20.3)%		(40,312,933)

Net Assets 100.0%		$198,779,664

The following abbreviations are used in the portfolio descriptions:

RDU – Restricted Depositary Unit

REIT– Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $42,511,382; cash collateral of $44,037,180 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(f)	Indicates a restricted security. The aggregate cost of the security is $2,305,318. The aggregate market value of $1,963,500 represents 1.0% of net assets.

SP SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%

COMMON STOCKS
Aerospace — 0.6%
ARGON ST, Inc.	37,500	$898,875

Agricultural Products & Services — 1.8%
Delta & Pine Land Co.	63,065	2,554,133

Apparel Manufacturers — 0.8%
Carter’s, Inc. (a)	44,745	1,180,821

Autos - Cars & Trucks — 0.5%
Modine Manufacturing Co.	30,500	742,065

Banking — 2.2%
Texas Capital Banshares, Inc. *	36,400	681,408
Wilshire Bancorp, Inc.	40,400	769,216
Wintrust Financial Corp.	33,800	1,695,070

		3,145,694

Biotechnology — 1.2%
Arena Pharmaceuticals, Inc. *(a)	50,525	605,289
Ariad Pharmaceuticals, Inc.	111,922	487,980
deCODE genetics, Inc. (a)	126,218	694,199

		1,787,468

Building Materials — 1.7%
Drew Industries, Inc.	21,300	538,038
Interline Brands, Inc. *	32,800	809,504
Texas Industries, Inc. (a)	20,140	1,048,488

		2,396,030

Chemicals — 1.6%
Cabot Microelectronics Corp. *(a)	26,900	775,258
Rockwood Holdings, Inc. *	38,600	771,228
Spartech Corp.	29,300	784,361

		2,330,847

Clothing & Apparel — 0.8%
Volcom, Inc. (a)	48,890	1,101,981

Commercial Services — 2.3%
Global Cash Access Holdings	50,360	759,932
Healthcare Services Group, Inc.	14,400	362,304
Healthspring, Inc. *(a)	21,500	413,875
Korn/Ferry International *	41,800	875,292
Navigant Consulting, Inc. *(a)	47,700	956,862

		3,368,265

Commercial Services & Supplies — 2.3%
Corrections Corp. of America *	37,912	1,639,694
H&E Equipment Services, Inc. *	17,900	436,581
Rollins, Inc.	61,700	1,302,487

		3,378,762

Computer Hardware — 0.5%
M-Systems Flash Disk Pioneers (Israel) *	18,350	738,404

Computer Services & Software — 6.4%
ANSYS, Inc. *(a)	41,015	1,812,043
Avid Technology, Inc. (a)	35,135	1,279,617
FactSet Research Systems, Inc.	43,688	2,121,926
Kanbay International, Inc.	29,900	614,744
RadiSys Corp. *	40,528	861,220
The9 Ltd., ADR (China) *(a)	43,200	924,480
Trident Microsystems, Inc. *(a)	71,305	1,658,554

		9,272,584

Conglomerates — 0.3%
Griffon Corp.	15,300	365,211

Construction — 0.3%
Winnebago Industries, Inc. (a)	12,200	382,836

Consulting — 0.6%
Watson Wyatt Worldwide, Inc. (Class A Stock)	21,300	871,596

Consumer Products & Services — 1.4%
Central Garden & Pet Co.	22,600	1,090,676
Ritchie Bros. Auctioneers, Inc. (Canada)	18,500	991,785

		2,082,461

Distribution/Wholesale — 2.2%
Houston Wire & Cable Co. (a)	29,800	560,240
MWI Veterinary Supply, Inc.	14,200	476,126
Pool Corp. (a)	24,984	961,884
ScanSource, Inc. *	40,400	1,225,332

		3,223,582

Diversified Manufacturing Operations — 2.3%
Actuant Corp. (Class A Stock)	47,943	2,401,944
CLARCOR, Inc.	31,600	963,484

		3,365,428

Electrical Equipment — 1.7%
Advanced Energy Industries, Inc. *	66,631	1,135,392
General Cable Corp. *	33,221	1,269,375

		2,404,767

Electronic Components — 1.9%
LoJack Corp. *	31,400	615,126
Methode Electronics, Inc.	41,200	391,812
Universal Electronics, Inc. *	93,799	1,782,181

		2,789,119

Electronic Equipment & Instruments — 0.1%
Cogent, Inc. *	10,710	147,048

Electronics — 2.2%
Coherent, Inc. (a)	52,910	1,833,860
Dolby Laboratories, Inc. (Class A Stock) *	68,615	1,362,008

		3,195,868

Entertainment — 0.7%
Vail Resorts, Inc. *	24,300	972,486

Entertainment & Leisure — 0.3%
RC2 Corp.	15,200	509,656

1

SP SMALL CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial - Brokerage — 0.5%
Cowen Group, Inc.	46,220	$730,738

Financial Services — 3.0%
Boston Private Financial Holdings, Inc.	36,995	1,031,420
Financial Federal Corp. (a)	32,700	876,360
Friedman, Billings, Ramsey Group, Inc.	90,090	723,423
Hilb Rogal & Hobbs Co.	19,200	818,880
ITLA Capital Corp.	9,400	505,344
W.P. Stewart & Co. Ltd.	36,300	452,298

		4,407,725

Food — 0.4%
Tootsie Roll Industries, Inc.	21,073	617,650

Gaming — 0.6%
Shuffle Master, Inc. *(a)	32,889	888,332

Health Services — 3.5%
Apria Healthcare Group, Inc. *(a)	24,500	483,630
Centene Corp. *	67,460	1,109,043
Computer Programs & Systems, Inc.	19,900	652,123
Eclipsys Corp. *	103,175	1,847,864
Horizon Health Corp. *	59,438	907,618

		5,000,278

Healthcare Providers & Services — 0.8%
Matria Healthcare, Inc. (a)	42,270	1,174,683

Healthcare-Products — 0.4%
LCA-Vision, Inc.	13,600	561,816

Household Products — 0.5%
ACCO Brands Corp.	32,900	732,354

Instruments—Controls — 0.4%
Photon Dynamics, Inc. *	43,131	572,348

Insurance — 2.3%
American Equity Investment Life Holding Co.	48,200	591,414
American Safety Insurance Holdings Ltd.	22,300	408,090
Amerisafe, Inc. *	36,600	358,680
Philadelphia Consolidated Holding Co. *	48,214	1,917,953

		3,276,137

Internet Services — 2.0%
eCollege.com, Inc. *(a)	35,875	573,642
Internet Capital Group, Inc. *	52,036	491,740
j2 Global Communications, Inc. (a)	52,800	1,434,576
Online Resources Corp. *	35,000	428,750

		2,928,708

Leisure — 0.7%
International Speedway Corp. (Class A Stock)	20,200	1,006,768

Machinery — 4.7%
Bucyrus International, Inc. (Class A Stock) (a)	70,092	2,973,303
IDEX Corp.	32,900	1,416,345
Middleby Corp. *	13,800	1,063,428
RBC Bearings, Inc.	24,700	596,505
Regal-Beloit Corp.	16,000	696,000

		6,745,581

Media — 1.8%
Entravision Communications Corp. (Class A Stock)	106,430	791,839
Journal Communications, Inc. (Class A Stock)	61,600	694,232
Meredith Corp.	24,200	1,193,786

		2,679,857

Medical Products — 8.5%
American Medical Systems Holdings, Inc. (a)	94,831	1,747,735
Arrow International, Inc.	40,700	1,294,667
DJ Orthopedics, Inc. *	17,322	719,383
ICU Medical, Inc. *	12,600	573,048
K-V Pharmaceutical Co. (Class A Stock) *	53,455	1,266,884
Landauer, Inc.	19,000	964,250
Respironics, Inc. *	47,799	1,845,519
STERIS Corp. *	39,600	952,776
Techne Corp. *	17,500	890,050
Thoratec Corp. *	50,624	790,241
Young Innovations, Inc.	34,300	1,233,428

		12,277,981

Medical Supplies & Equipment — 1.1%
Quality Systems, Inc. (a)	42,215	1,637,520

Metals & Mining — 2.0%
Aleris International, Inc.	35,198	1,778,907
NS Group, Inc. *(a)	18,005	1,162,223

		2,941,130

Mineral Resources — 0.5%
AMCOL International Corp.	28,400	707,444

Oil & Gas Equipment & Services — 2.8%
CARBO Ceramics, Inc. (a)	21,000	756,630
TETRA Technologies, Inc. *	134,108	3,240,049

		3,996,679

Oil & Gas Exploration/Production — 2.3%
Core Laboratories NV (Netherlands)	15,287	975,311
Hydril Co. *	10,400	583,024
Unit Corp. *	38,883	1,787,451

		3,345,786

Oil, Gas & Consumable Fuels — 1.4%
Berry Petroleum Co. (Class A Stock)	32,900	926,464
Horizon Offshore, Inc.	34,990	598,329

2

SP SMALL CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Oceaneering International, Inc. *	15,875	$488,950

		2,013,743

Publishing — 0.6%
Courier Corp.	23,200	861,648

Retail — 5.8%
Build-A-Bear Workshop, Inc. *(a)	44,256	1,007,709
Cash America International, Inc.	59,967	2,343,510
Genesco, Inc. *(a)	56,298	1,940,592
Red Robin Gourmet Burgers, Inc.	27,525	1,269,178
Ruby Tuesday, Inc.	29,600	834,424
Steak N Shake Co. (The) *	57,900	977,931

		8,373,344

Retail & Merchandising — 0.9%
Guitar Center, Inc. *(a)	10,800	482,544
MSC Industrial Direct, Inc. (Class A Stock)	20,500	835,170

		1,317,714

Road & Rail — 1.0%
Landstar System, Inc. *(a)	33,400	1,426,180

Semiconductors & Semiconductor Equipment — 3.0%
Intergrated Device Technology, Inc.	118,192	1,898,163
OYO Geospace Corp. *	29,368	1,666,634
Supertex, Inc. *(a)	19,570	760,686

		4,325,483

Software — 1.3%
Netsmart Technologies, Inc. *	53,490	701,789
Per-Se Technologies, Inc. *(a)	50,753	1,156,153

		1,857,942

Telecommunications — 1.5%
EMS Technologies, Inc. *	42,979	807,145
Ixia *	74,792	666,397
Plantronics, Inc. (a)	40,700	713,471

		2,187,013

Transportation Services — 2.6%
Bristow Group, Inc. *(a)	23,600	811,840
Forward Air Corp.	28,700	949,683
Heartland Express, Inc.	67,466	1,057,867
HUB Group, Inc. (Class A Stock)	40,400	920,312

		3,739,702

Waste Management — 2.3%
Stericycle, Inc. *	8,300	579,257
Waste Connections, Inc. *	71,193	2,698,927

		3,278,184

Total Long-Term Investments (cost $123,369,164)		138,816,455

SHORT-TERM INVESTMENTS — 28.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $41,100,202; includes $33,718,952 of cash collateral for securities on loan) (b)(w)	41,100,202	$41,100,202

Total Investments — 124.3% (cost $164,469,366)		179,916,657
Liabilities in excess of other assets — (24.3)%		(35,220,767)

Net Assets — 100.0%		$144,695,890

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $31,995,088; cash collateral of $33,718,952 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

3

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%

COMMON STOCKS
Advertising — 0.1%
Lamar Advertising Co. *	4,883	$260,801

Aerospace — 2.1%
Alliant Techsystems, Inc. *(a)	3,243	262,878
DRS Technologies, Inc. *(a)	50,410	2,201,405
Ducommun, Inc. *	16,622	310,166
Heico Corp. (Class A Stock)	59,600	1,731,380
MTC Technologies, Inc. *	27,582	663,071
Orbital Sciences Corp. *	107,200	2,012,144
Rockwell Collins, Inc.	5,159	282,920

		7,463,964

Agriculture/Heavy Equipment
Delta & Pine Land Co.	3,747	151,754

Airlines — 0.9%
AirTran Holdings, Inc. *(a)	235,539	2,336,547
SkyWest, Inc.	28,200	691,464

		3,028,011

Auto Components — 0.7%
Cooper Tire & Rubber Co. (a)	63,425	638,056
Sauer-Danfoss, Inc.	77,380	1,855,572

		2,493,628

Automobile Manufacturers — 0.6%
Wabash National Corp.	160,300	2,194,507

Automotive Parts — 0.6%
Autoliv, Inc.	3,466	191,011
Commercial Vehicle Group, Inc. *	43,499	837,791
Tenneco Automotive, Inc. *	51,370	1,201,544

		2,230,346

Beverages
Pepsi Bottling Group, Inc.	2,471	87,721

Building Materials — 0.5%
American Standard Cos., Inc. (a)	5,372	225,463
Comfort Systems USA, Inc. *	56,271	644,866
Trex Co., Inc. *(a)	2,905	70,185
Universal Forest Products, Inc.	15,231	747,080

		1,687,594

Building Products — 0.6%
Goodman Global, Inc. *	72,432	966,967
Patrick Industries, Inc. *	85,700	1,066,108
Texas Industries, Inc.	1,509	78,559

		2,111,634

Business Services — 0.7%
Efunds Corp. *	44,338	1,072,093
Filenet, Corp. *	21,607	752,572
Resources Connection, Inc. *	22,165	593,800
Unisys Corp. *	20,652	116,890

		2,535,355

Capital Markets — 0.2%
Investors Financial Services Corp.	20,200	870,216

Chemicals — 1.4%
Albemarle Corp.	23,681	1,286,589
American Vanguard Corp.	10,178	142,492
KMG Chemicals, Inc.	22,783	190,922
Minerals Technologies, Inc.	28,087	1,499,846
NuCo2, Inc. *	14,391	387,118
Penford Corp.	19,311	292,368
UAP Holding Corp.	51,776	1,106,453

		4,905,788

Clothing & Apparel — 0.5%
Gymboree Corp. *(a)	23,104	974,527
K-Swiss, Inc. (Class A Stock)	17,194	516,852
Kellwood Co. (a)	6,110	176,151

		1,667,530

Commercial Banks — 6.7%
Alabama National Bancorp	18,857	1,286,990
Alliance Bankshares Corp. *	14,589	245,095
Bancorp Bank (The) *	46,265	1,179,295
Banctrust Financial Group, Inc.	53,960	1,504,944
Cardinal Financial Corp.	46,494	509,574
Cascade Financial Corp.	59,123	969,026
Central Pacific Financial Corp. *	85,550	3,129,419
City National Corp.	15,860	1,063,572
Cullen Frost Bankers, Inc. (a)	29,100	1,682,562
First Security Group, Inc.	95,190	1,096,589
First State Bancorp	63,600	1,651,692
FNB Corp.	22,282	371,218
KeyCorp	14,173	530,637
Midwest Banc Holdings, Inc. (a)	96,259	2,350,645
Tompkins Trustco, Inc.	11,260	511,767
UCBH Holdings, Inc.	171,400	2,992,644
Umpqua Holdings Corp.	74,200	2,122,120

		23,197,789

Commercial Services — 0.5%
BearingPoint, Inc. *(a)	35,596	279,784
ITT Educational Services, Inc. *	7,858	520,985
MAXIMUS, Inc.	6,708	175,079
Providence Service Corp. *	27,674	763,526

		1,739,374

Commercial Services & Supplies — 2.0%
John H. Harland Co. (a)	31,200	1,137,240
Korn/Ferry International *	15,900	332,946
Labor Ready, Inc. *	87,200	1,389,096
United Stationers, Inc. *	28,800	1,339,488
Watson Wyatt & Co. Holdings	65,900	2,696,628

		6,895,398

Communication Equipment — 1.8%
Bel Fuse, Inc. (Class B Stock)	15,300	490,977
Black Box Corp.	37,000	1,440,040
Foundry Networks, Inc.	170,800	2,246,020

1

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communication Equipment (cont’d.)
Netgear, Inc.	95,800	$1,972,522

		6,149,559

Computer Hardware — 0.4%
Electronics For Imaging, Inc. *	17,639	403,580
Intergraph Corp. *	15,194	651,519
MTS Systems Corp.	9,887	319,746

		1,374,845

Computer Networking — 0.1%
Foundry Networks, Inc. *	36,579	481,014

Computer Services & Software — 1.0%
BISYS Group, Inc. (The) *(a)	34,419	373,790
Commvault Systems, Inc. *(a)	4,203	75,654
JDA Software Group, Inc. *	55,545	856,504
Kanbay International, Inc. *	21,577	443,623
Micros Systems, Inc. *	3,081	150,723
Parametric Technology Corp. *	71,937	1,256,020
Transactions Systems Architects, Inc. *	7,557	259,356

		3,415,670

Computers & Peripherals — 0.2%
Rimage Corp. *	25,000	560,500

Construction — 0.8%
Beazer Homes USA, Inc.	12,674	494,793
Builders FirstSource, Inc. *	9,869	150,305
Hovnanian Enterprises, Inc. (Class A Stock) *	15,158	444,736
Infrasource Services, Inc. *	37,968	666,338
Lennar Corp. (Class A Stock)	8,232	372,498
Modtech Holdings, Inc. *(a)	39,166	217,763
Ryland Group, Inc. (a)	10,325	446,143
WCI Communities, Inc. *(a)	6,857	119,586

		2,912,162

Consumer Products & Services — 1.3%
Clorox Co.	5,619	353,997
Elizabeth Arden, Inc. *	41,929	677,573
Fossil, Inc. *(a)	49,604	1,068,470
Newell Rubbermaid, Inc.	17,363	491,720
Playtex Products, Inc. *	102,137	1,368,636
Prestige Brands Holdings, Inc. *	51,589	574,701
Reynolds America, Inc.	1,116	69,159

		4,604,256

Containers & Packaging — 0.6%
AptarGroup, Inc.	32,500	1,653,600
Packaging Corp. of America	11,400	264,480

		1,918,080

Distribution/Wholesale — 0.2%
Watsco, Inc.	18,596	855,602

Diversified — 0.4%
Actuant Corp. (Class A Stock)	6,727	337,023
Carlisle Cos., Inc.	2,645	222,444
Lydall, Inc. *	33,283	296,219
Technology Investment Capital Corp.	36,284	530,835

		1,386,521

Diversified Consumer Services — 0.4%
Steiner Leisure Ltd. *	35,050	1,473,853

Diversified Financial Services — 0.9%
CIT Group, Inc.	9,151	445,013
E*Trade Financial Corp. *	3,200	76,544
Portfolio Recovery Associates, Inc. *(a)	57,300	2,513,751

		3,035,308

Diversified Machinery — 0.2%
Intermec, Inc. *	21,644	570,536

Drugs & Healthcare — 0.1%
IMS Health, Inc. (a)	13,524	360,279

Education
New Oriental Education and Technology Group (China) *	817	19,812

Electric Utilities — 0.4%
Entergy Corp.	10,001	782,378
MGE Energy, Inc.	15,765	510,471

		1,292,849

Electrical Equipment — 0.5%
Roper Industries, Inc. (a)	37,512	1,678,287

Electronic Components — 0.9%
Amphenol Corp.	7,223	447,320
Arrow Electronics, Inc. *	6,000	164,580
Avnet, Inc. *	5,900	115,758
CyberOptics Corp. *	18,307	241,652
EDO Corp.	23,435	536,193
GrafTech International Ltd. *	188,736	1,102,218
LoJack Corp. *	23,254	455,546
The Empire District Electric Co. (a)	1,873	41,918

		3,105,185

Electronic Equipment & Instruments — 1.0%
Mercury Computer Systems, Inc. *	70,043	830,010
Tech Data Corp. *(a)	23,400	854,802
Tektronix, Inc.	67,400	1,949,882

		3,634,694

Electronics — 0.3%
Belden CDT, Inc.	24,319	929,715

Energy Equipment & Services — 1.0%
Input Output, Inc. *(a)	55,500	551,115
National-Oilwell Varco, Inc. *	44,100	2,582,055
Superior Well Services, Inc. *	20,100	397,980

		3,531,150

2

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Engineering/Construction — 0.5%
EMCOR Group, Inc. *	31,300	$1,716,492

Entertainment — 0.2%
Activision, Inc. *	35,774	540,187

Entertainment & Leisure — 0.5%
Boyd Gaming Corp.	20,548	789,865
Harrah’s Entertainment, Inc.	8,512	565,452
Isle of Capri Casinos *	11,979	252,278

		1,607,595

Environmental Services — 0.5%
Allied Waste Industries, Inc. *	27,188	306,409
Republic Services, Inc.	6,005	241,461
Waste Connections, Inc. *	30,096	1,140,939

		1,688,809

Equipment Services — 0.4%
Aaron Rents, Inc.	63,018	1,448,154

Exchange Traded Funds — 3.3%
iShares Nasdaq Biotech Index *(a)	24,300	1,792,854
iShares Russell 2000 Value Index Fund (a)	129,900	9,573,630

		11,366,484

Financial - Bank & Trust — 3.1%
Citizens Banking Corp. (a)	47,585	1,249,582
Columbia Banking System, Inc.	3,138	100,447
Commerce Bancshares, Inc.	2,071	104,731
First Financial Bankshare, Inc.	754	28,765
Glacier Bancorp, Inc.	11,973	409,117
Hudson City Bancorp, Inc.	18,898	250,399
IBERIABANK Corp.	32,507	1,982,927
Irwin Financial Corp. (a)	24,514	479,494
M&T Bank Corp.	2,286	274,229
Millennium Bankshares Corp. *	33,441	292,609
Nexity Financial Corp. *	13,236	146,390
Northern Trust Corp.	5,566	325,221
Placer Sierra Bancshares	31,938	709,343
Prosperity Bancshares, Inc.	16,870	574,255
Signature Bank *	45,270	1,400,201
Southcoast Financial Corp. *	12,113	257,401
Sterling Bancorp	13,696	269,263
Summit State Bank	9,794	126,832
Texas United Bancshares, Inc.	13,247	437,019
United Community Banks, Inc.	27,684	831,904
Zions Bancorp	5,155	411,421

		10,661,550

Financial Services — 4.3%
Accredited Home *(a)	54,890	1,972,747
Affiliated Managers Group, Inc. *(a)	7,766	777,454
American Capital Strategies Ltd.	3,283	129,580
Apollo Investment Corp.	69,429	1,423,989
BankUnited Financial Corp. (Class A Stock) *	14,047	366,205
Bear Stearns Cos., Inc.	3,131	438,653
Berkshire Hills Bancorp, Inc.	15,550	553,424
Brookline Bancorp, Inc.	45,416	624,470
Capital Source, Inc. *	37,026	956,011
Eaton Vance Corp.	7,665	221,212
Fidelity Bankshares, Inc.	31,131	1,214,420
Financial Federal Corp. (a)	86,317	2,313,296
First Niagara Financial Group, Inc.	94,720	1,381,018
Knight Trading Group, Inc. (Class A Stock) *	23,740	432,068
MB Financial, Inc.	1,681	61,978
PFF Bancorp, Inc.	58,938	2,183,064

		15,049,589

Food & Staples Retailing — 0.2%
Safeway, Inc.	8,100	245,835
SUPERVALU, Inc.	10,500	311,325

		557,160

Food Products — 0.9%
Del Monte Foods Co. *	233,300	2,437,985
Pilgrim’s Pride Corp.	16,900	462,215
Sanderson Farms, Inc. (a)	10,973	355,086

		3,255,286

Food — 0.1%
Smithfield Foods, Inc. *	9,718	262,580

Gas Utilities — 0.3%
New Jersey Resources Corp.	20,000	986,000

Healthcare Equipment & Supplies — 0.4%
National Dentex Corp. *	70,280	1,381,002

Healthcare Providers & Services — 1.3%
AMERIGROUP Corp. *	55,800	1,648,890
Apria Healthcare Group, Inc. *	63,246	1,248,476
Cross Country, Inc *	96,800	1,645,600

		4,542,966

Healthcare Providers & Services — 0.3%
Rehabcare Group, Inc. *	73,600	964,160

Healthcare Services — 0.4%
Amedisys, Inc. *(a)	16,442	652,254
Coventry Health Care, Inc. *	4,751	244,771
Health Net, Inc. *	6,279	273,262
LHC Group, Inc. *	3,774	84,236

		1,254,523

Healthcare Techology — 0.2%
Dendrite International, Inc. *	64,800	633,744

Healthcare-Products — 0.2%
American Medical Systems Holdings, Inc. *	35,530	654,818

Hotels & Motels — 0.1%
Aztar Corp. *	8,747	463,678

Hotels, Restaurants & Leisure — 1.0%
Applebee’s International, Inc.	35,923	772,704
O’ Charleys, Inc. *	113,100	2,145,507
OSI Restaurant Partners, Inc. *	15,300	485,163

		3,403,374

3

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables — 1.0%
Furniture Brands International, Inc. (a)	56,900	$1,083,376
Snap-On, Inc.	27,900	1,242,945
Tupperware Corp.	53,300	1,037,218

		3,363,539

Industrial Products — 0.3%
Cooper Industries Ltd. (Class A Stock)	4,025	343,010
UniFirst Corp.	19,716	615,928

		958,938

Information Technology Services — 0.5%
Medquist, Inc. *	10,370	120,292
Perot Systems Corp. (Class A Stock) *	128,100	1,766,499

		1,886,791

Insurance — 3.7%
AMBAC Financial Group, Inc.	8,333	689,556
American Equity Investment Life Holding Co.	52,171	640,138
Aspen Insurance Holdings Ltd. (Bermuda) *	21,859	564,618
Assurant, Inc. (a)	3,181	169,897
CNA Financial Corp. *	73,692	1,488,579
Donegal Group, Inc.	19,834	401,044
Everest Reinsurance Group Ltd. (Bermuda) (a)	3,826	373,150
Lincoln National Corp.	3,637	225,785
Midland Co. (The)	50,840	2,202,389
National Atlantic Holdings Corp. *	13,283	152,090
Navigators Group, Inc. *	14,379	690,336
NYMAGIC, Inc.	10,310	326,827
PartnerRe Ltd. (Bermuda)	4,965	335,485
ProAssurance Corp. *(a)	23,637	1,164,831
Procentury Corp.	43,519	652,785
RenaissanceRe Holdings Ltd.	2,572	143,003
Republic Companies Group, Inc.	31,617	629,178
RLI Corp.	21,744	1,104,378
StanCorp Financial Group, Inc.	15,756	703,190
Torchmark Corp.	2,549	160,867

		12,818,126

Leisure Equipment & Products — 0.7%
Callaway Gulf Co.	76,200	998,982
K2, Inc. *(a)	133,104	1,561,310

		2,560,292

Life Science Tools & Services — 0.2%
Enzo Biochem, Inc. *(a)	56,500	688,735

Machinery — 6.4%
Albany International Corp. (Class A Stock) (a)	53,100	1,689,642
Applied Industrial Technologies, Inc.	16,191	395,060
Baldor Electric Co.	14,296	440,746
Crane Co.	61,700	2,579,060
Franklin Electric Co., Inc.	14,228	756,076
Harsco Corp.	10,967	851,588
IDEX Corp.	52,800	2,273,040
Kaydon Corp. (a)	60,400	2,236,008
Kennametal, Inc.	31,800	1,801,470
Mueller Industries, Inc.	74,771	2,629,696
Pentair, Inc.	62,300	1,631,637
RBC Bearings, Inc. *	49,042	1,184,364
Tennant Co.	15,074	366,901
Timken Co.	54,000	1,608,120
Wabtec Corp.	61,900	1,679,347
Zebra Technologies Corp. (Class A Stock) *	3,950	141,173

		22,263,928

Marine — 0.5%
Kirby Corp. *(a)	57,900	1,814,007

Medical Supplies & Equipment — 1.1%
Cardiac Science Corp. *	79,242	586,391
Encore Medical Corp. *	147,374	928,456
PerkinElmer, Inc.	65,818	1,245,935
Symmetry Medical, Inc. *	65,416	987,127

		3,747,909

Metals & Mining — 1.3%
Commercial Metals Co.	54,645	1,110,933
Gibraltar Industries, Inc.	78,870	1,749,336
Oregon Steel Mills, Inc. *	31,869	1,557,438

		4,417,707

Multi-Line Retail — 0.6%
Dillard’s, Inc. (Class A Stock)	46,700	1,528,491
J.C. Penney Co., Inc.	10,096	690,465

		2,218,956

Multi-Utilities
Vectren Corp.	1,864	50,048

Networking/Telecom Equipment — 0.3%
Aeroflex, Inc. *	90,085	926,074

Oil, Gas & Consumable Fuels — 4.6%
AGL Resources, Inc.	7,906	288,569
BJ Services Co.	14,122	425,496
Denbury Resources, Inc. *	77,300	2,233,970
EOG Resources, Inc.	8,965	583,173
Geomet, Inc. *	36,635	344,369
Hydril Co. *	6,831	382,946
Northwest Natural Gas Co.	51,640	2,028,419
Oil States International *(a)	37,656	1,035,540
Parallel Petroleum Corp. *	48,125	965,387
Piedmont Natural Gas Co., Inc. (a)	6,171	156,188
Range Resources Corp.	90,262	2,278,213
South Jersey Industries, Inc.	25,159	752,506
Southeastern Michigan Gas Enterprises, Inc. *	18,334	103,404
Southwest Gas Corp.	18,220	607,090

4

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
W-H Energy Services, Inc. *	9,582	$397,366
Williams Cos., Inc.	20,907	499,050
Williams Partners LP	32,552	1,174,802
XTO Energy, Inc.	43,400	1,828,442

		16,084,930

Paper & Forest Products — 0.4%
Caraustar Industries, Inc. *	135,059	1,076,420
Meadwestvaco Corp.	7,857	208,289

		1,284,709

Petroleum Exploration & Production — 0.4%
Delta Petroleum Corp. *(a)	36,599	824,210
Ultra Petroleum Corp. *	11,220	539,794

		1,364,004

Pharmaceuticals — 0.9%
Bentley Pharmaceuticals, Inc. *(a)	120,500	1,446,000
Charles River Laboratories International, Inc. *(a)	10,066	436,965
Medarex, Inc. *(a)	70,003	751,832
MedImmune, Inc. *	9,475	276,765
Salix Pharmaceuticals Ltd. *	26,300	356,628

		3,268,190

Pipelines
Dynegy, Inc. (Class A Stock) *	26,572	147,209

Printing & Publishing — 0.1%
Dow Jones & Co., Inc. (a)	6,052	202,984

Real Estate Investment Trust - Apartment — 0.3%
American Campus Communities, Inc. *	24,635	628,439
Apartment Investment & Management Co. (Class A Stock)	9,907	539,040

		1,167,479

Real Estate Investment Trust - Office Industrial — 0.6%
Biomed Realty Trust, Inc.	25,269	766,662
Brandywine Realty Trust (a)	44,659	1,453,650

		2,220,312

Real Estate Investment Trust - Other REIT — 1.0%
Acadia Realty Trust	23,692	604,146
Agree Realty Corp.	9,379	308,100
Digital Realty Trust, Inc.	21,464	672,253
Omega Healthcare Investors, Inc.	72,317	1,085,478
Spirit Finance Corp. *	82,425	956,954

		3,626,931

Real Estate Investment Trusts — 5.7%
American Land Lease, Inc.	29,428	698,915
Cogdell Spencer, Inc.	15,515	321,936
Cousins Properties, Inc.	50,400	1,724,184
Developers Diversified Realty Corp.	5,687	317,107
Duke Realty Corp. (a)	20,200	754,470
Entertainment Properties Trust	17,828	879,277
Equity Office Properties Trust (a)	14,437	574,015
Equity Residential Properties Trust	4,661	235,753
Glenborough Realty Trust, Inc.	20,138	518,151
Healthcare Realty Trust, Inc. (a)	2,573	98,829
Home Properties, Inc.	3,461	197,831
Host Marriot Corp.	62,900	1,442,297
iStar Financial, Inc.	7,034	293,318
LaSalle Hotel Properties	57,319	2,484,206
Lexington Corp. Properties Trust	39,352	833,475
Liberty Property Trust	24,047	1,149,206
MFA Mortgage Investments, Inc.	125,216	932,859
National Retail Properties	41,730	901,368
Pan Pacific Retail Properties, Inc.	34,259	2,378,260
Parkway Properties, Inc.	29,785	1,384,705
RAIT Investment Trust	41,832	1,206,853
Windrose Medical Properties Trust	21,830	385,954

		19,712,969

Restaurants — 1.0%
California Pizza Kitchen, Inc. *	24,701	739,301
CEC Entertainment, Inc. *	36,475	1,149,327
Rare Hospitality International, Inc. *	24,975	763,236
Ruby Tuesday, Inc.	16,366	461,358
Steak N Shake Co. (The) *	28,308	478,122

		3,591,344

Retail — 0.3%
Charming Shoppes, Inc. *	63,711	909,793

Retail & Merchandising — 1.7%
Big Lots, Inc. *(a)	56,238	1,114,075
Christopher & Banks Corp.	8,504	250,698
Hot Topic, Inc. *	21,218	236,369
Insight Enterprises, Inc. *	72,964	1,503,788
Ross Stores, Inc.	4,744	120,545
School Specialty, Inc. *	17,915	632,220
Select Comfort Corp. *(a)	58,031	1,269,718
Sharper Image Corp. *	5,268	54,260
Tuesday Morning Corp. *	28,945	401,757
Zale Corp. *	12,501	346,778

		5,930,208

Road & Rail — 0.5%
Arkansas Best Corp.	39,500	1,699,685

Self Storage — 0.2%
U-Store-It Trust	35,984	772,217

Semi-conductors — 1.9%
ATMI, Inc. *	24,661	716,895

5

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semi-conductors (cont’d.)
Brooks Automation, Inc. *	67,946	$886,696
Emulex Corp. *	67,749	1,231,000
Entegris, Inc. *(a)	61,631	672,394
Formfactor, Inc. *	5,831	245,660
Intergrated Device Technology, Inc. *	70,788	1,136,855
National Semiconductor Corp.	1,800	42,354
Tessera Technologies, Inc. *(a)	48,004	1,669,579

		6,601,433

Semiconductors & Semiconductor Equipment — 1.8%
Cabot Microelectronics Corp. *	30,100	867,482
Exar Corp. *	124,500	1,654,605
Kulicke & Soffa Industries, Inc. *	194,600	1,720,264
Omnivision Technologies, Inc. *(a)	88,800	1,267,176
Verigy Ltd. (Singapore) *	47,300	769,098

		6,278,625

Software — 1.4%
Blackboard, Inc. *	7,962	210,993
EPIQ Systems, Inc. *	68,600	1,009,106
Lawson Software, Inc. *	370,241	2,684,247
McAfee, Inc. *	39,500	966,170

		4,870,516

Specialty Retail — 1.2%
Cato Corp. (Class A Stock)	74,670	1,636,020
Deb Shops, Inc.	56,750	1,455,070
The Buckle, Inc.	29,800	1,130,612

		4,221,702

Technology — 0.1%
Seagate Technology *	14,747	340,508

Telecommunications — 2.1%
Alaska Communications Systems Group, Inc.	37,228	494,015
Andrew Corp. *	32,117	296,440
Anixter International, Inc. (a)	26,388	1,490,130
Dobson Communications Corp. (Class A Stock) *(a)	164,161	1,152,410
Embarq Corp.	5,186	250,847
Hypercom Corp. *	56,561	383,484
Premiere Global Services, Inc. *	113,796	987,749
RCN Corp. *	41,372	1,170,828
West Corp. *	24,793	1,197,502

		7,423,405

Textiles, Apparel & Luxury Goods — 0.4%
Timberland Co. (The) (Class A Stock) *	54,200	1,559,334

Thrifts & Mortgage Finance — 1.9%
City Bank/Lynnwood WA	6,600	310,398
PMI Group, Inc. (The)	58,822	2,576,992
Triad Guaranty, Inc. *	54,000	2,763,180
Webster Financial Corp.	22,700	1,069,397

		6,719,967

Transportation — 0.4%
Forward Air Corp.	12,445	411,805
Heartland Express, Inc.	35,996	564,417
Norfolk Southern Corp.	9,256	407,727
Swift Transportation Co., Inc. *	6,018	142,747

		1,526,696

Utilities — 2.2%
CH Energy Group, Inc.	6,482	333,629
Cleco Corp.	34,064	859,775
CMS Energy Corp. *	5,844	84,387
DPL, Inc.	13,000	352,560
Edison International	13,201	549,690
El Paso Electric Co. *	90,281	2,016,878
FirstEnergy Corp.	3,383	188,974
Northeast Utilities	5,790	134,733
PG&E Corp.	14,640	609,756
PPL Corp.	16,555	544,660
Sierra Pacific Resources *	59,325	850,720
Unisource Energy Corp.	8,092	269,706
Westar Energy, Inc.	33,498	787,538
Wisconsin Energy Corp.	5,535	238,780

		7,821,786

Total Long-Term Investments (cost $308,682,448)		336,311,424

SHORT-TERM INVESTMENT — 21.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $73,026,857; includes $57,347,617 of cash collateral for securities on loan) (b)(w)	73,026,857	73,026,857

Total Investments — 117.5% (cost $381,709,305)		409,338,281
Liabilities in excess of other assets — (17.5)%		(60,973,737)

Net Assets — 100.0%		$348,364,544

*	Non-income producing security.

6

SP SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $55,279,564; cash collateral of $57,347,617 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

7

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%

COMMON STOCKS
Aerospace — 2.3%
Boeing Co. (The)	20,200	$1,592,770

Aerospace & Defense — 2.5%
United Technologies Corp.	27,900	1,767,465

Beverages — 2.5%
PepsiCo, Inc.	26,400	1,722,864

Biotechnology — 7.7%
Genentech, Inc. *	18,100	1,496,870
Gilead Sciences, Inc. *	56,400	3,874,680

		5,371,550

Capital Markets — 6.9%
Merrill Lynch & Co., Inc.	20,700	1,619,154
UBS AG	54,150	3,211,637

		4,830,791

Communication Equipment — 7.7%
Cisco Systems, Inc. *	87,600	2,014,800
Juniper Networks, Inc. *	24,000	414,720
QUALCOMM, Inc.	81,400	2,958,890

		5,388,410

Computer Hardware — 1.8%
Advanced Mirco Devices, Inc. *	50,800	1,262,380

Computers & Peripherals — 6.6%
Apple Computer, Inc. *	59,900	4,614,097

Consumer Products & Services — 2.0%
Procter & Gamble Co.	23,000	1,425,540

Diversified Financial Services — 8.7%
Goldman Sachs Group, Inc.	9,700	1,640,949
Intercontinental Exchange, Inc.	16,300	1,223,641
JPMorgan Chase & Co.	28,200	1,324,272
NYSE Group, Inc. *	25,800	1,928,550

		6,117,412

Farming & Agriculture — 1.6%
Monsanto Co.	23,200	1,090,632

Financial Services — 2.8%
Chicago Mercantile Exchange Holdings, Inc.	1,020	487,815
Legg Mason, Inc.	15,000	1,512,900

		2,000,715

Healthcare Services — 7.9%
Caremark Rx, Inc. *	23,600	1,337,412
WellPoint, Inc. *	54,600	4,206,930

		5,544,342

Insurance — 2.5%
American International Group, Inc.	26,600	1,762,516

Internet Software & Services — 7.6%
Google, Inc. (Class A Stock) *	10,340	4,155,646
Yahoo!, Inc. *	46,800	1,183,104

		5,338,750

Media — 2.8%
Walt Disney Co. (The)	64,300	1,987,513

Multi-Line Retail — 2.9%
Federated Department Stores, Inc.	47,200	2,039,512

Oil, Gas & Consumable Fuels — 5.0%
GlobalSantaFe Corp.	13,900	694,861
Halliburton Co.	40,200	1,143,690
Occidental Petroleum Corp.	34,200	1,645,362

		3,483,913

Pharmaceuticals — 8.0%
Alcon, Inc. (Switzerland)	10,300	1,179,350
Novartis AG, ADR (Switzerland)	37,200	2,173,968
Roche Holdings, Ltd., ADR (Switzerland)	26,500	2,284,501

		5,637,819

Retail & Merchandising — 1.3%
Kohl’s Corp. *	13,900	902,388

Semiconductors — 1.2%
Broadcom Corp., (Class A Stock) *	27,200	825,248

Semiconductors & Semiconductor Equipment — 1.8%
Marvell Technology Group Ltd. *	64,200	1,243,554

Software — 4.1%
Adobe Systems, Inc. *	62,200	2,329,390
SAP AG, ADR (Germany)	10,600	524,700

		2,854,090

Telecommunications — 1.2%
Corning, Inc. *	34,900	851,909

Total Long-Term Investments (cost $62,184,200)		69,656,180

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $738,394) (w)	738,394	738,394

Total Investments — 100.4% (cost $62,922,594)		70,394,574
Liabilities in excess of other assets — (0.4)%		(300,594)

Net Assets — 100.0%		$70,093,980

The following abbreviation is used in portfolio descriptions:

1

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

ADR    American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS
Advertising — 1.9%
Lamar Advertising Co. *	26,900	$1,436,729

Airlines — 1.8%
Southwest Airlines Co.	81,200	1,352,792

Biotechnology Healthcare — 0.7%
Celgene Corp. *	11,300	489,290

Commercial Services & Supplies — 0.7%
Monster Worldwide, Inc. *	15,200	550,088

Computer Hardware — 1.4%
Apple Computer, Inc. *	13,700	1,055,311

Computer Services & Software — 6.7%
Automatic Data Processing, Inc.	24,400	1,155,096
Microsoft Corp.	90,800	2,481,564
NAVTEQ Corp. *	28,700	749,357
Red Hat, Inc. *	28,000	590,240

		4,976,257

Consumer Products & Services — 1.7%
Accenture Ltd. (Class A Stock)	41,000	1,300,110

Diversified Financial Services — 3.0%
E*trade Financial Corp. *	43,800	1,047,696
Morgan Stanley	16,400	1,195,724

		2,243,420

Drugs & Medicine — 10.0%
Amgen, Inc. *	15,500	1,108,715
Caremark Rx, Inc.	24,800	1,405,416
Genentech, Inc. *	14,700	1,215,690
Gilead Sciences, Inc. *	18,900	1,298,430
Humana, Inc. *	15,600	1,031,004
St. Jude Medical, Inc. *	20,700	730,503
WellPoint, Inc. *	8,600	662,630

		7,452,388

Electronic Components — 2.4%
Garmin Ltd.	14,500	707,310
Harman International Industries, Inc.	13,000	1,084,720

		1,792,030

Farming & Agriculture — 0.9%
Monsanto Co.	13,900	653,439

Financial—Bank & Trust — 2.7%
State Street Corp.	32,200	2,009,280

Financial Services — 6.3%
Franklin Resources, Inc.	11,800	1,247,850
Legg Mason, Inc.	11,100	1,119,546
SLM Corp.	30,500	1,585,390
TD Ameritrade Holding Corp.	39,900	752,115

		4,704,901

Food & Staples Retailing — 3.8%
Sysco Corp.	35,200	1,177,440
Wal-Mart Stores, Inc.	32,800	1,617,696

		2,795,136

Healthcare Providers & Services — 2.4%
UnitedHealth Group, Inc.	36,700	1,805,640

Hotels, Restaurants & Leisure — 3.1%
International Game Technology	36,500	1,514,750
Wynn Resorts Ltd. *	12,100	822,921

		2,337,671

Internet Services — 6.1%
Amazon.Com, Inc. *	38,600	1,239,832
Google, Inc. (Class A Stock) *	4,100	1,647,790
Yahoo!, Inc. *	64,200	1,622,976

		4,510,598

Manufacturing — 2.1%
Danaher Corp.	22,200	1,524,474

Media — 1.2%
EchoStar Communications Corp. (Class A Stock) *	27,000	883,980

Medical Supplies & Equipment — 2.9%
Medtronic, Inc.	27,100	1,258,524
Sepracor, Inc. *	18,300	886,452

		2,144,976

Oil, Gas & Consumable Fuels — 2.0%
Schlumberger Ltd.	11,900	738,157
Transocean, Inc. (Cayman Islands) *	10,200	746,946

		1,485,103

Pharmaceuticals — 1.3%
Cephalon, Inc. *	7,400	456,950
Medco Health Solutions, Inc. *	8,300	498,913

		955,863

Retail & Merchandising — 5.7%
Kohl’s Corp. *	25,800	1,674,936
Target Corp.	20,900	1,154,725
Walgreen Co.	31,400	1,393,846

		4,223,507

Semiconductors — 12.7%
Analog Devices, Inc.	44,400	1,304,916
Applied Materials, Inc.	89,100	1,579,743
Intel Corp.	47,000	966,790
Marvell Technology Group Ltd. (Bermuda) *	85,900	1,663,883
Maxim Integrated Products, Inc.	51,200	1,437,184
Texas Instruments, Inc.	29,000	964,250
Xilinx, Inc.	67,500	1,481,625

		9,398,391

Software — 1.4%
Adobe Systems, Inc. *	27,000	1,011,150

1

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications — 8.2%
American Tower Corp., (Class A Stock) *	71,800	$2,620,700
Corning, Inc. *	23,100	563,871
Ericsson LM Telephone, ADR (Sweden)	20,400	702,780
Juniper Networks, Inc. *	127,700	2,206,656

		6,094,007

Utilities — 5.3%
General Electric Co.	111,200	3,925,360

Total Long-Term Investments (cost $68,480,906)		73,111,891

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $1,246,303) (w)	1,246,303	1,246,303

Total Investments — 100.1% (cost $69,727,209)		74,358,194
Liabilities in excess of other assets — (0.1)%		(92,156)

Net Assets — 100.0%		$74,266,038

The following abbreviations are used in portfolio descriptions:

ADR    American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%

COMMON STOCKS — 97.9%

Australia — 1.5%
Allco Finance Group Ltd.	203,000	$1,609,790
Macquarie Bank Ltd.	113,600	5,854,667

		7,464,457

Austria — 1.4%
Erste Bank der Oesterreichischen Sparkassen AG *	63,740	3,968,545
Raiffeisen International Bank Holding AG *	26,100	2,780,081

		6,748,626

Brazil — 1.9%
Companhia de Concessoes Rodoviarias (CCR)	167,700	1,619,694
Gol Linhas Aereas Inteligentes SA, ADR	71,700	2,462,895
Localiza Rent A Car SA	36,200	750,872
Natura Cosmeticos SA	182,000	2,234,926
Petroleo Brasileiro SA	110,500	2,060,281

		9,128,668

Canada — 3.7%
Cameco Corp.	110,300	4,019,252
Manulife Financial Corp.	231,200	7,446,388
Shoppers Drug Mart Corp.	52,200	2,132,366
Suncor Energy, Inc.	56,700	4,067,790

		17,665,796

Chile — 0.5%
Cencosud SA, ADR, 144A	68,300	2,649,651

China — 0.8%
Ctrip.com International Ltd., ADR	38,700	1,739,565
Focus Media Holding Ltd., ADR *	35,700	2,067,744

		3,807,309

Colombia — 0.4%
Bancolombia SA, ADR	71,500	2,044,900

France — 13.3%
BNP Paribas SA	89,060	9,582,355
Cap Gemini SA	67,100	3,559,165
Essilor International SA	47,900	4,904,737
Eurazeo	31,475	3,624,009
Groupe Danone	87,800	12,324,799
Iliad SA	20,500	1,473,923
L’Oreal SA	147,100	14,941,112
LVMH Moet Hennessy Louis Vuitton SA	84,400	8,695,680
Vinci SA	48,300	5,377,487

		64,483,267

Germany — 4.0%
Bijou Brigitte Modische Accessoires AG	4,300	1,106,884
Celesio AG	52,880	2,756,619
E.ON AG	66,400	7,870,902
Qaigen NV *	152,400	2,386,655
SAP AG	20,150	3,996,221
Solarworld AG	22,600	1,241,752

		19,359,033

Greece — 2.3%
Coca-Cola Hellenic Bottling Co. SA	113,600	3,915,304
EFG Eurobank Ergasias	76,744	2,351,143
National Bank of Greece SA *	112,276	4,832,107

		11,098,554

Hong Kong — 4.1%
China Life Insurance Co. Ltd. *	3,248,000	6,353,708
Esprit Holdings Ltd.	485,300	4,425,891
Foxconn International Holding Ltd. *	921,000	2,837,247
Hopson Development Holdings Ltd.	442,000	891,869
Li & Fung Ltd.	2,190,400	5,443,210

		19,951,925

India — 3.3%
HDFC Bank Ltd.,	94,000	5,738,700
Infosys Technologies Ltd., ADR (a)	215,100	10,266,723

		16,005,423

Indonesia — 0.4%
Bank Rakyat Indonesia	3,239,500	1,720,710

Ireland — 1.2%
Anglo Irish Bank Corp. PLC	287,700	4,725,146
IAWS Group PLC	65,000	1,206,680

		5,931,826

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR	136,300	4,646,467

Italy — 3.1%
Azimut Holding SpA	93,500	1,067,067
Luxottica Group SpA	286,200	8,430,563
Saipem SpA	244,900	5,322,765

		14,820,395

Japan — 13.3%
Aeon Mall Co. Ltd.	50,800	2,683,530
Chiyoda Corp.	99,000	1,936,000
Denso Corp.	227,900	8,006,646
Honeys Co. Ltd.	31,400	1,602,895
Hoya Corp.	117,400	4,422,688
Keyence Corp.	20,240	4,660,554
KK DaVinci Advisors *	1,395	1,334,476
Komatsu Ltd.	249,000	4,300,190
MISUMI Group, Inc	66,000	1,131,429
Mitsubishi Tokyo Financial Group, Inc.	970	12,481,693
ORIX Corp.	48,850	13,502,243
Ryohin Keikaku Co. Ltd.	18,900	1,336,000
Sharp Corp.	268,000	4,594,286

1

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Yamada Denki Co. Ltd.	26,300	$2,636,123

		64,628,753

Mexico — 2.8%
America Movil SA de CV, Series L	3,355,800	6,623,691
Wal-Mart de Mexico SA de CV, Series V	2,090,200	7,110,559

		13,734,250

Netherlands — 0.9%
TomTom NV *	98,500	4,143,043

Norway — 0.5%
Statoil ASA	102,200	2,415,400

Singapore — 1.7%
Capitaland Ltd.	2,530,000	8,044,388

South Africa — 0.5%
Naspers Ltd. (Class N Shares)	48,100	738,599
Sasol Ltd. *	49,200	1,617,101

		2,355,700

South Korea — 0.8%
Samsung Electronics Co. Ltd.	5,820	4,083,995

Spain — 1.7%
Industria de Diseno Textil SA	180,319	8,405,329

Sweden — 1.4%
Modern Times Group AB (Class B Shares)	28,000	1,448,114
Telefonaktiebolaget LM Ericsson ( Class B Shares)	1,484,000	5,143,672

		6,591,786

Switzerland — 8.8%
EFG International *	77,600	2,550,570
Kuehne & Nagel International AG	55,000	3,804,630
Nobel Biocare Holding AG *	9,250	2,276,530
Roche Holding AG	98,700	17,065,009
SGS Societe Generale *	3,600	3,624,615
UBS AG	221,280	13,236,630

		42,557,984

Taiwan — 2.5%
High Tech Computer Corp.	155,400	4,113,012
Himax Technologies, Inc., ADR *	131,200	749,152
Hon Hai Precision Industry Co. Ltd.	1,179,929	7,183,495

		12,045,659

United Kingdom — 20.1%
AstraZeneca PLC	191,700	11,981,026
BG Group PLC	874,975	10,632,267
Cairn Energy PLC *	86,300	3,013,528
Carphone Warehouse Group	383,600	2,206,765
CSR PLC *	118,800	1,875,122
HBOS PLC	631,100	12,489,893
Man Group PLC	575,100	4,823,996
Northern Rock PLC	284,700	6,226,097
Reckitt Benckiser PLC	267,300	11,080,571
Rolls-Royce Group PLC *	1,159,600	9,835,398
Rotork PLC	109,900	1,580,318
Standard Chartered PLC	221,600	5,675,987
Tesco PLC	1,761,700	11,874,628
Tullow Oil PLC	185,800	1,311,513
Vedanta Resources PLC	124,900	2,719,742

		97,326,851

TOTAL COMMON STOCKS (cost $381,146,991)		473,860,145

PREFERRED STOCKS — 0.6%
Banks — 0.6%
Banco Itau Holding Financeira SA 13.50% (cost $802,915) (Brazil)	99,090	2,966,821

Total Long-Term Investments (cost $381,949,906)		476,826,966

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $12,330,248; includes $2,906,352 of cash collateral for securities on loan) (b)(w)	12,330,248	12,330,248

Total Investments — 101.0% (cost $394,280,154)		489,157,214
Liabilities in excess of other assets — (1.0)%		(4,965,593)

Net Assets — 100.0%		$484,191,621

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

144A - Security was purchased pursuant to Rule 144A under The Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $2,820,843; cash collateral of $2,906,352 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

2

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2006 were as follows:

Industry
Financial - Bank & Trust	12.2%
Pharmaceuticals	8.1
Financial Services	5.8
Oil, Gas & Consumable Fuels	5.5
Real Estate	5.1
Retail & Merchandising	5.0
Computer Services & Software	3.8
Commercial Banks	3.8
Cosmetics & Toiletries	3.6
Medical Supplies & Equipment	3.3
Telecommunications	3.0
Insurance	2.8
Banks	2.8
Food	2.7
Electronic Components	2.7
Affiliated Money Market Mutual Fund (including 1% of collateral received for securities on loan)	2.5
Foods	2.4
Consumer Products & Services	2.3
Industrial Products	2.0
Diversified Operations	1.8
Automotive Parts	1.6
Utilities	1.6
Computers	1.5
Computer Hardware	1.5
Commercial Services	1.3
Construction	1.1
Electronics	0.9
Machinery - Construction & Mining	0.9
Metals & Mining	0.8
Beverages	0.8
Metals	0.8
Transportation	0.8
Oil Comp-Integrated	0.8
Business Services	0.7
Retail	0.6
Airlines	0.5
Media	0.5
Advertising	0.4
Semiconductors	0.4
Internet Software & Services	0.4
Diversified Financial Services	0.3
Clothing & Apparel	0.3
Instruments - Controls	0.3
Internet	0.3
Energy-Other	0.3
Investment Management	0.2
Semi-conductors	0.2

101.0%
Liabilities in excess of other assets	(1.0)

100.0%

3

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 98.2%

COMMON STOCKS
Aerospace & Defense 2.4%
Boeing Co.	206,236	$16,261,709
General Dynamics Corp.	104,600	7,496,682
Goodrich Corp.	31,800	1,288,536
Honeywell International, Inc.	220,950	9,036,855
L-3 Communications Holdings, Inc.	32,900	2,577,057
Lockheed Martin Corp.	93,698	8,063,650
Northrop Grumman Corp.	97,226	6,618,174
Raytheon Co.	115,818	5,560,422
Rockwell Collins, Inc.	45,100	2,473,284
United Technologies Corp.	260,000	16,471,000

		75,847,369

Air Freight & Logistics 0.9%
FedEx Corp.	83,340	9,057,391
United Parcel Service, Inc. (Class B Stock)(b)	282,000	20,287,080

		29,344,471

Airlines 0.1%
Southwest Airlines Co.	176,637	2,942,772

Auto Components 0.1%
Goodyear Tire & Rubber Co. (The)(a)(b)	49,200	713,400
Johnson Controls, Inc.	46,100	3,307,214

		4,020,614

Automobiles 0.4%
Ford Motor Co.(b)	502,045	4,061,544
General Motors Corp.(b)	139,100	4,626,466
Harley-Davidson, Inc.	69,700	4,373,675

		13,061,685

Beverages 2.2%
Anheuser-Busch Cos., Inc.(b)	209,000	9,929,590
Brown-Forman Corp.	16,200	1,241,730
Coca-Cola Co. (The) (Class B Stock)	542,500	24,238,900
Coca-Cola Enterprises, Inc.	84,700	1,764,301
Constellation Brands, Inc. (Class A Stock)(a)	43,200	1,243,296
Molson Coors Brewing Co. (Class B Stock)	16,000	1,102,400
Pepsi Bottling Group, Inc.	33,600	1,192,800

PepsiCo, Inc.	435,640	28,429,866

		69,142,883

Biotechnology 1.3%
Amgen, Inc.(a)	309,964	22,171,725
Biogen Idec, Inc.(a)(b)	90,825	4,058,061
Genzyme Corp.(a)	63,200	4,264,104
Gilead Sciences, Inc.(a)	120,800	8,298,960
MedImmune, Inc.(a)(b)	54,200	1,583,182

		40,376,032

Building Products 0.1%
American Standard Cos., Inc.	45,900	1,926,423
Masco Corp.(b)	103,400	2,835,228

		4,761,651

Capital Markets 3.7%
Ameriprise Financial, Inc.	76,000	3,564,400
Bank of New York Co., Inc.	205,600	7,249,456
Bear Stearns Cos., Inc.(b)	32,110	4,498,611
Charles Schwab Corp.	275,400	4,929,660
E*Trade Financial Corp.(a)	106,800	2,554,656
Federated Investors, Inc. (Class B Stock)	22,600	764,106
Franklin Resources, Inc.	40,400	4,272,300
Goldman Sachs Group, Inc.	114,600	19,386,882
Janus Capital Group, Inc.	48,000	946,560
Legg Mason, Inc.	30,800	3,106,488
Lehman Brothers Holdings, Inc.(b)	141,100	10,421,646
Mellon Financial Corp.	105,700	4,132,870
Merrill Lynch & Co., Inc.	239,500	18,733,690
Morgan Stanley	277,710	20,247,836
Northern Trust Corp.	48,800	2,851,384
State Street Corp.	85,600	5,341,440
T. Rowe Price Group, Inc.	59,600	2,851,860

		115,853,845

Chemicals 1.5%
Air Products & Chemicals, Inc.	60,300	4,002,111
Ashland, Inc.	18,600	1,186,308
Dow Chemical Co.	259,761	10,125,484
Du Pont (E.I.) de Nemours & Co.	240,491	10,302,634
Eastman Chemical Co.	22,400	1,210,048
Ecolab, Inc.	48,800	2,089,616
Hercules, Inc.(a)	27,900	439,983
International Flavors & Fragrances, Inc.	18,700	739,398
Monsanto Co.	129,996	6,111,112
PPG Industries, Inc.	42,600	2,857,608
Praxair, Inc.	79,000	4,673,640
Rohm and Haas Co.	38,800	1,837,180
Sigma-Aldrich Corp.	12,800	968,576

		46,543,698

Commercial Banks 4.3%
AmSouth Bancorporation	93,900	2,726,856
BB&T Corp.	143,000	6,260,540
Comerica, Inc.	44,750	2,547,170
Commerce Bancorp, Inc.(b)	35,300	1,295,863
Compass Bancshares, Inc.	33,800	1,925,924
Fifth Third Bancorp	143,249	5,454,922
First Horizon National Corp.	35,900	1,364,559
Huntington Bancshares, Inc.(b)	60,875	1,456,739
KeyCorp	111,300	4,167,072
M&T Bank Corp.	20,100	2,411,196
Marshall & Ilsley Corp.	58,700	2,828,166
National City Corp.(b)	151,500	5,544,900
North Fork Bancorporation, Inc.	133,250	3,816,280
PNC Financial Services Group, Inc.	79,300	5,744,492
Regions Financial Corp.(b)	123,937	4,559,642
SunTrust Banks, Inc.(b)	97,200	7,511,616
Synovus Financial Corp.	85,100	2,499,387
US Bancorp	476,281	15,822,055
Wachovia Corp.(b)	426,585	23,803,443
Wells Fargo & Co.	873,620	31,607,572
Zions Bancorporation	27,700	2,210,737

		135,559,131

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.(a)(b)	71,800	809,186
Avery Dennison Corp.	27,600	1,660,692
Cintas Corp.	35,800	1,461,714
Donnelley (R.R.) & Sons Co.	63,600	2,096,256
Equifax, Inc.	31,100	1,141,681
Monster Worldwide, Inc.(a)	28,900	1,045,891
Pitney Bowes, Inc.	58,300	2,586,771
Robert Half International, Inc.	45,800	1,555,826
Waste Management, Inc.	145,030	5,319,700

		17,677,717

Communications Equipment 2.8%
ADC Telecommunications, Inc.(a)	27,200	408,000
Andrew Corp.(a)	16,112	148,714
Avaya, Inc.(a)	110,908	1,268,788
Ciena Corp. (a)	21,657	590,157
Cisco Systems, Inc.(a)	1,605,300	36,921,900
Comverse Technology, Inc.(a)(b)	37,000	793,280
Corning, Inc.(a)	381,300	9,307,533
JDS Uniphase Corp.(a)(b)	199,100	436,029
Juniper Networks, Inc.(a)	113,900	1,968,192
Lucent Technologies, Inc.(a)	1,196,505	2,799,822
Motorola, Inc.	657,695	16,442,375
QUALCOMM, Inc.	445,200	16,183,020
Tellabs, Inc.(a)	116,000	1,271,360

		88,539,170

Computers & Peripherals 3.5%
Apple Computer, Inc.(a)	213,600	16,453,608

Dell, Inc.(a)(b)	607,100	13,866,164
EMC Corp.(a)	627,074	7,512,347
Hewlett-Packard Co.	731,316	26,831,984
International Business Machines Corp.	404,600	33,152,924
Lexmark International, Inc.(a)(b)	33,514	1,932,417
NCR Corp.(a)	46,300	1,827,924
Network Appliance, Inc.(a)(b)	96,800	3,582,568
QLogic Corp.(a)	51,800	979,020
SanDisk Corp.(a)(b)	40,800	2,184,432
Sun Microsystems, Inc.(a)	808,600	4,018,742

		112,342,130

Construction & Engineering 0.1%
Fluor Corp.	23,500	1,806,915

Construction Materials 0.1%
Vulcan Materials Co.(b)	27,000	2,112,750

Consumer Finance 0.9%
American Express Co.	318,300	17,850,264
Capital One Financial Corp.(b)	80,000	6,292,800
SLM Corp.	109,000	5,665,820

		29,808,884

Containers & Packaging 0.2%
Ball Corp.	23,400	946,530
Bemis Co.	25,900	851,074
Pactiv Corp.(a)	43,900	1,247,638
Sealed Air Corp.	19,910	1,077,529
Temple-Inland, Inc.	29,600	1,186,960

		5,309,731

Distributors 0.1%
Genuine Parts Co.	46,225	1,993,684

Diversified Consumer Services 0.1%
Apollo Group, Inc. (Class A Stock)(a)(b)	30,800	1,516,592
H&R Block, Inc.	87,900	1,910,946

		3,427,538

Diversified Financial Services 5.7%
Bank of America Corp.	1,177,207	63,062,978
Chicago Mercantile Exchange Holdings, Inc.(b)	8,200	3,921,650
CIT Group, Inc.	56,100	2,728,143
Citigroup, Inc.	1,287,076	63,929,064
JPMorgan Chase & Co.	903,385	42,422,960
Moody’s Corp.	65,320	4,270,622

		180,335,417

Diversified Telecommunication Services 2.9%
AT&T, Inc.(b)	1,016,009	33,081,253
BellSouth Corp.	471,200	20,143,800

CenturyTel, Inc.(b)	30,000	1,190,100
Citizens Communications Co.	90,300	1,267,812
Embarq Corp.	39,376	1,904,617
Qwest Communications International, Inc.(a)(b)	411,647	3,589,562
Verizon Communications, Inc.	767,738	28,506,112
Windstream Corp	102,565	1,352,832

		91,036,088

Electric Utilities 1.5%
Allegheny Energy, Inc.(a)	36,200	1,454,154
American Electric Power Co., Inc.	109,940	3,998,518
Edison International	85,100	3,543,564
Entergy Corp.	52,100	4,075,783
Exelon Corp.(b)	171,550	10,385,637
FirstEnergy Corp.	87,436	4,884,175
FPL Group, Inc.(b)	107,000	4,815,000
Pinnacle West Capital Corp.	26,000	1,171,300
PPL Corp.	103,800	3,415,020
Progress Energy, Inc.	61,314	2,782,429
Southern Co.	179,100	6,171,786

		46,697,366

Electrical Equipment 0.5%
American Power Conversion Corp.	34,500	757,620
Cooper Industries Ltd.	25,000	2,130,500
Emerson Electric Co.	107,900	9,048,494
Rockwell Automation, Inc.	46,800	2,719,080

		14,655,694

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.(a)	113,682	3,716,265
Jabil Circuit, Inc.	30,900	882,813
Molex, Inc.	40,500	1,578,285
Sanmina Corp.(a)	150,600	563,244
Solectron Corp.(a)(b)	261,700	853,142
Symbol Technologies, Inc.	67,400	1,001,564
Tektronix, Inc.	18,300	529,419

		9,124,732

Energy Equipment & Services 1.7%
Baker Hughes, Inc.	90,930	6,201,426
BJ Services Co.	87,400	2,633,362
Halliburton Co.	264,200	7,516,490
Nabors Industries Ltd.(a)(b)	86,800	2,582,300
National-Oilwell Varco, Inc.(a)	43,200	2,529,360
Noble Corp.	32,800	2,105,104
Rowan Cos., Inc.	16,700	528,221
Schlumberger Ltd.	308,800	19,154,864
Transocean, Inc.(a)	84,733	6,204,998
Weatherford International Ltd.(a)	85,500	3,567,060

		53,023,185

Food & Staples Retailing 2.3%
Costco Wholesale Corp.(b)	123,332	6,127,134
CVS Corp.	206,600	6,635,992
Kroger Co.	186,300	4,310,982
Safeway, Inc.	117,300	3,560,055
SUPERVALU, Inc.	57,208	1,696,217
Sysco Corp.(b)	153,700	5,141,265
Wal-Mart Stores, Inc.	648,700	31,993,884
Walgreen Co.	257,900	11,448,181
Whole Foods Market, Inc.	31,300	1,860,159

		72,773,869

Food Products 1.1%
Archer-Daniels-Midland Co.	168,138	6,369,067
Campbell Soup Co.(b)	48,800	1,781,200
ConAgra Foods, Inc.	135,800	3,324,384
Dean Foods Co.(a)	27,200	1,142,944
General Mills, Inc.	94,300	5,337,380
Heinz (H.J.) & Co.	80,350	3,369,076
Hershey Foods Corp.	46,100	2,464,045
Kellogg Co.	66,000	3,268,320
McCormick & Co., Inc.	31,300	1,188,774
Sara Lee Corp.	185,900	2,987,413
Tyson Foods, Inc. (Class A Stock)	51,800	822,584
Wrigley (William) Jr. Co.	49,100	2,261,546

		34,316,733

Gas Utilities
Nicor, Inc.	12,200	521,672
Peoples Energy Corp.	7,400	300,810

		822,482

Healthcare Equipment & Supplies 1.5%
Bausch & Lomb, Inc.	12,100	606,573
Baxter International, Inc.	174,700	7,941,862
Becton Dickinson & Co.	71,000	5,017,570
Biomet, Inc.	56,525	1,819,540
Boston Scientific Corp.(a)	307,199	4,543,473
C.R. Bard, Inc.(b)	26,600	1,995,000
Hospira, Inc.(a)	42,820	1,638,721
Medtronic, Inc.(b)	312,600	14,517,144
St. Jude Medical, Inc.(a)	84,600	2,985,534
Stryker Corp.	69,500	3,446,505
Zimmer Holdings, Inc.(a)	59,286	4,001,805

		48,513,727

Healthcare Providers & Services 2.7%
Aetna, Inc.	156,948	6,207,293
AmerisourceBergen Corp.	58,400	2,639,680
Cardinal Health, Inc.	113,275	7,446,699
Caremark Rx, Inc.	111,400	6,313,038
CIGNA Corp.	34,900	4,059,568

Coventry Health Care, Inc.(a)	39,750	2,047,920
Express Scripts, Inc.(a)	34,700	2,619,503
HCA, Inc.	107,198	5,348,108
Health Management Associates, Inc.	66,300	1,385,670
Humana, Inc.(a)(b)	41,900	2,769,171
Laboratory Corp. of America Holdings(a)(b)	33,800	2,216,266
Manor Care, Inc.	12,750	666,570
McKesson Corp.	72,107	3,801,481
Medco Health Solutions, Inc.(a)	73,396	4,411,834
Patterson Cos., Inc.(a)	23,400	786,474
Quest Diagnostics, Inc.	44,300	2,709,388
Tenet Healthcare Corp.(a)	119,100	969,474
UnitedHealth Group, Inc.	349,500	17,195,400
Wellpoint, Inc.(a)	171,100	13,183,255

		86,776,792

Healthcare Technology
IMS Health, Inc.(b)	51,320	1,367,165

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.(b)	103,500	4,867,605
Darden Restaurants, Inc.	38,650	1,641,466
Harrah’s Entertainment, Inc.	44,650	2,966,100
Hilton Hotels Corp.	81,200	2,261,420
International Game Technology	79,000	3,278,500
Marriott International, Inc. (Class A Stock)	76,500	2,955,960
McDonald’s Corp.	334,300	13,077,816
Starbucks Corp.(a)(b)	204,400	6,959,820
Starwood Hotels & Resorts Worldwide, Inc.	51,300	2,933,847
Wendy’s International, Inc.	23,700	1,587,900
Wyndham Worldwide Corp.(a)	37,563	1,050,637
Yum! Brands, Inc.	72,500	3,773,625

		47,354,696

Household Durables 0.5%
Black & Decker Corp.(b)	21,000	1,666,350
Centex Corp.	33,000	1,736,460
D.R. Horton, Inc.	52,200	1,250,190
Fortune Brands, Inc.	33,000	2,478,630
Harman International Industries, Inc.	13,400	1,118,096
KB Home	21,932	960,622
Leggett & Platt, Inc.	50,900	1,274,027
Lennar Corp. (Class A Stock)	29,000	1,312,250
Newell Rubbermaid, Inc.	58,249	1,649,612
Pulte Homes, Inc.	51,800	1,650,348
Snap-On, Inc.	12,300	547,965
Stanley Works	12,200	608,170
Whirlpool Corp.	16,507	1,388,404

		17,641,124

Household Products 2.2%
Clorox Co.	37,900	2,387,700
Colgate-Palmolive Co.	136,300	8,464,230
Kimberly-Clark Corp.	124,788	8,156,144

Procter & Gamble Co.	827,981	51,318,261

		70,326,335

Independent Power Producers & Energy Traders 0.5%
AES Corp.(a)(b)	159,700	3,256,283
Constellation Energy Group, Inc.	51,050	3,022,160
Dynegy, Inc.(a)	87,800	486,412
TXU Corp.	125,512	7,847,010

		14,611,865

Industrial Conglomerates 4.0%
3M Co.	195,000	14,511,900
General Electric Co.	2,663,900	94,035,669
Textron, Inc.	32,100	2,808,750
Tyco International Ltd.	525,143	14,698,753

		126,055,072

Insurance 4.5%
ACE Ltd.	87,200	4,772,456
AFLAC, Inc.	127,400	5,829,824
Allstate Corp.	166,788	10,462,611
Ambac Financial Group, Inc.	28,800	2,383,200
American International Group, Inc.	673,287	44,611,997
Aon Corp.(b)	74,725	2,530,936
Chubb Corp.	113,000	5,871,480
Cincinnati Financial Corp.	45,628	2,192,882
Genworth Financial, Inc. (Class A Stock)	104,300	3,651,543
Hartford Financial Services Group, Inc.	82,500	7,156,875
Lincoln National Corp.	73,763	4,579,207
Loews Corp.	106,300	4,028,770
Marsh & McLennan Cos., Inc.	121,800	3,428,670
MBIA, Inc.	36,850	2,264,064
MetLife, Inc.(b)	198,800	11,267,984
Principal Financial Group, Inc.(b)	75,800	4,114,424
Progressive Corp.	195,800	4,804,932
SAFECO Corp.	39,200	2,310,056
St. Paul Travelers Cos., Inc.	190,398	8,927,762
Torchmark Corp.	24,100	1,520,951
UnumProvident Corp.	86,456	1,676,382
XL Capital Ltd. (Class A Stock)	45,300	3,112,110

		141,499,116

Internet & Catalog Retail 0.1%
Amazon.Com, Inc.(a)(b)	64,100	2,058,892

Internet Software & Services 1.2%
eBay, Inc.(a)(b)	285,100	8,085,436
Google, Inc. (Class A Stock) (a)	53,950	21,682,505
VeriSign, Inc.(a)	50,500	1,020,100
Yahoo!, Inc.(a)	319,300	8,071,904

		38,859,945

IT Services 0.9%
Affiliated Computer Services, Inc. (Class A Stock)(a)	25,300	1,312,058
Automatic Data Processing, Inc.	147,100	6,963,714
Computer Sciences Corp.(a)	49,800	2,446,176
Convergys Corp.(a)	37,600	776,440
Electronic Data Systems Corp.	123,300	3,023,316
First Data Corp.	192,004	8,064,168
Fiserv, Inc.(a)	54,900	2,585,241
Paychex, Inc.	89,350	3,292,548
Sabre Holdings Corp.	39,619	926,688
Unisys Corp.(a)	67,000	379,220

		29,769,569

Leisure Equipment & Products 0.1%
Brunswick Corp.	26,400	823,416
Eastman Kodak Co.(b)	53,000	1,187,200
Hasbro, Inc.	42,650	970,288
Mattel, Inc.	98,281	1,936,136

		4,917,040

Life Sciences, Tools & Services 0.3%
Applera Corp.-Applied Biosystems Group	49,100	1,625,701
Fisher Scientific International, Inc.(a)	31,200	2,441,088
Millipore Corp.(a)	14,200	870,460
PerkinElmer, Inc.	31,000	586,830
Thermo Electron Corp.(a)	42,400	1,667,592
Waters Corp.(a)	27,600	1,249,728

		8,441,399

Machinery 1.4%
Caterpillar, Inc.	173,500	11,416,300
Cummins, Inc.(b)	12,400	1,478,452
Danaher Corp.	61,500	4,223,205
Deere & Co.	61,700	5,177,247
Dover Corp.	55,100	2,613,944
Eaton Corp.	41,600	2,864,160
Illinois Tool Works, Inc.	106,600	4,786,340
Ingersoll-Rand Co. (Class A Stock)	99,900	3,794,202
ITT Corp.	50,000	2,563,500
Navistar International Corp.(a)	10,000	258,200
PACCAR, Inc.(b)	67,252	3,834,709
Pall Corp.	17,600	542,256
Parker Hannifin Corp.	32,325	2,512,622

		46,065,137

Media 3.3%
CBS Corp. (Class B Stock)(b)	212,768	5,993,675
Clear Channel Communications, Inc.	126,100	3,637,985
Comcast Corp. (Class A Stock)(a)(b)	564,230	20,791,876
Dow Jones & Co., Inc.(b)	17,400	583,596
E.W. Scripps Co. (Class A Stock)	16,700	800,431
Gannett Co., Inc.(b)	64,600	3,671,218
Interpublic Group of Cos., Inc.(a)(b)	63,200	625,680

McGraw-Hill Cos., Inc.	94,200	5,466,426
Meredith Corp.	11,000	542,630
New York Times Co.(b)	41,900	962,862
News Corp. (Class A Stock)	575,600	11,310,540
Omnicom Group, Inc.	47,400	4,436,640
Time Warner, Inc.(b)	1,067,720	19,464,536
Tribune Co.	58,500	1,914,120
Univision Communications, Inc. (Class A Stock)(a)(b)	57,400	1,971,116
Viacom, Inc. (Class B Stock)(a)	174,468	6,486,720
Walt Disney Co.	540,301	16,700,704

		105,360,755

Metals & Mining 0.8%
Alcoa, Inc.	236,976	6,644,807
Allegheny Technologies, Inc.	17,940	1,115,689
Freeport-McMoran Copper & Gold, Inc.	41,100	2,188,986
Newmont Mining Corp.	119,503	5,108,753
Nucor Corp.	83,400	4,127,466
Phelps Dodge Corp.	55,656	4,714,063
United States Steel Corp.(b)	27,740	1,600,043

		25,499,807

Multiline Retail 1.2%
Big Lots, Inc.(a)	26,200	519,022
Dillard’s, Inc.	20,750	679,148
Dollar General Corp.	90,203	1,229,467
Family Dollar Stores, Inc.	45,600	1,333,344
Federated Department Stores, Inc.	139,820	6,041,622
J.C. Penney Co., Inc.	61,900	4,233,341
Kohl’s Corp.(a)	84,700	5,498,724
Nordstrom, Inc.	56,000	2,368,800
Sears Holdings Corp.(a)(b)	23,412	3,701,203
Target Corp.	223,568	12,352,132

		37,956,803

Multi-Utilities 1.3%
Ameren Corp.(b)	48,300	2,549,757
CenterPoint Energy, Inc.	90,610	1,297,535
CMS Energy Corp.(a)(b)	53,000	765,320
Consolidated Edison, Inc.(b)	62,800	2,901,360
Dominion Resources, Inc.(b)	89,642	6,856,717
DTE Energy Co.(b)	48,600	2,017,386
Duke Energy Corp	333,282	10,065,116
KeySpan Corp.	35,800	1,472,812
NiSource, Inc.	73,000	1,587,020
PG&E Corp.	81,500	3,394,475
Public Service Enterprise Group, Inc.	60,300	3,689,757
Sempra Energy	70,054	3,520,214
TECO Energy, Inc.	37,900	593,135
Xcel Energy, Inc.	109,495	2,261,072

		42,971,676

Office Electronics 0.1%
Xerox Corp.(a)	246,892	3,841,640

Oil, Gas & Consumable Fuels 7.6%
Anadarko Petroleum Corp.	122,526	5,370,315
Apache Corp.	88,250	5,577,400
Chesapeake Energy Corp.	104,700	3,034,206
Chevron Corp.	573,092	37,170,747
ConocoPhillips	432,279	25,733,569
Consol Energy, Inc.	42,100	1,335,833
Devon Energy Corp.	117,000	7,388,550
El Paso Corp.(b)	176,311	2,404,882
EOG Resources, Inc.	65,400	4,254,270
Exxon Mobil Corp.(b)	1,541,870	103,459,476
Hess Corp.(b)	66,000	2,733,720
Kinder Morgan, Inc.	24,400	2,558,340
Marathon Oil Corp.	97,997	7,535,969
Murphy Oil Corp.	43,100	2,049,405
Occidental Petroleum Corp.	226,400	10,892,104
Sunoco, Inc.	37,000	2,301,030
Valero Energy Corp.	166,300	8,559,461
Williams Cos., Inc.	150,000	3,580,500
XTO Energy, Inc.	98,200	4,137,166

		240,076,943

Paper & Forest Products 0.3%
International Paper Co.	123,267	4,268,736
Louisiana-Pacific Corp.	31,000	581,870
MeadWestvaco Corp.	48,289	1,280,141
Weyerhaeuser Co.	64,700	3,980,991

		10,111,738

Personal Products 0.2%
Alberto-Culver Co.	21,100	1,067,449
Avon Products, Inc.	106,100	3,253,026
Estee Lauder Cos., Inc.(The)(b)	25,500	1,028,415

		5,348,890

Pharmaceuticals 6.8%
Abbott Laboratories	399,100	19,380,296
Allergan, Inc.	36,300	4,087,743
Barr Pharmaceuticals, Inc.(a)	20,800	1,080,352
Bristol-Myers Squibb Co.	512,160	12,763,027
Forest Laboratories, Inc.(a)	89,700	4,539,717
Johnson & Johnson	770,671	50,047,375
King Pharmaceuticals, Inc.(a)	71,033	1,209,692
Lilly (Eli) & Co.	267,700	15,258,900
Merck & Co., Inc.	573,400	24,025,460
Mylan Laboratories, Inc.	40,900	823,317
Pfizer, Inc.	1,894,708	53,733,918
Schering-Plough Corp.	390,500	8,626,145
Watson Pharmaceuticals, Inc.(a)	27,900	730,143
Wyeth	358,800	18,241,392

		214,547,477

Real Estate Investment Trust 1.0%
Apartment Investment & Management Co. (Class A Stock)	17,700	963,057
Archstone-Smith Trust(b)	50,300	2,738,332
Boston Properties, Inc.(b)	25,700	2,655,838
Equity Office Properties Trust(b)	86,100	3,423,336
Equity Residential Properties Trust(b)	67,700	3,424,266
Kimco Realty Corp.	44,700	1,916,289
Plum Creek Timber Co., Inc.	48,200	1,640,728
ProLogis	57,100	3,258,126
Public Storage, Inc.	25,500	2,192,745
Simon Property Group, Inc.	52,500	4,757,550
Vornado Realty Trust(b)	27,800	3,030,200

		30,000,467

Real Estate Management & Development
Realogy Corp.(a)	60,454	1,371,097

Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	94,726	6,956,677
CSX Corp.	117,824	3,868,162
Norfolk Southern Corp.	104,500	4,603,225
Ryder System, Inc.	17,600	909,568
Union Pacific Corp.	69,400	6,107,200

		22,444,832

Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.(a)(b)	108,100	2,686,285
Altera Corp.(a)	95,200	1,749,776
Analog Devices, Inc.	98,900	2,906,671
Applied Materials, Inc.(b)	400,800	7,106,184
Broadcom Corp.(a)	102,350	3,105,299
Freescale Semiconductor, Inc.(a)	107,446	4,084,022
Intel Corp.(b)	1,487,700	30,601,989
KLA-Tencor Corp.	43,700	1,943,339
Linear Technology Corp.	64,900	2,019,688
LSI Logic Corp.(a)(b)	110,800	910,776
Maxim Integrated Products, Inc.	67,000	1,880,690
Micron Technology, Inc.(a)	164,400	2,860,560
National Semiconductor Corp.	93,100	2,190,643
Novellus Systems, Inc.(a)(b)	40,000	1,106,400
NVIDIA Corp.(a)	80,400	2,379,036
PMC-Sierra, Inc.(a)(b)	20,000	118,800
Teradyne, Inc.(a)	36,800	484,288
Texas Instruments, Inc.	421,500	14,014,875
Xilinx, Inc.(b)	92,200	2,023,790

		84,173,111

Software 3.4%
Adobe Systems, Inc.(a)	141,700	5,306,665
Autodesk, Inc.(a)	44,700	1,554,666
BMC Software, Inc.(a)(b)	57,900	1,576,038
CA, Inc.	121,673	2,882,433
Citrix Systems, Inc.(a)	31,800	1,151,478

Compuware Corp.(a)	108,600	845,994
Electronic Arts, Inc.(a)	74,200	4,131,456
Intuit, Inc.(a)	102,200	3,279,598
Microsoft Corp.	2,262,300	61,828,658
Novell, Inc.(a)	89,100	545,292
Oracle Corp.(a)	1,019,020	18,077,415
Parametric Technology Corp.(a)	32,720	571,291
Symantec Corp.(a)(b)	273,011	5,809,674

		107,560,658

Specialty Retail 2.0%
AutoNation, Inc.(a)	40,589	848,310
AutoZone, Inc.(a)	13,600	1,404,880
Bed Bath & Beyond, Inc.(a)(b)	58,600	2,242,036
Best Buy Co., Inc.	104,225	5,582,291
Circuit City Stores, Inc.	37,000	929,070
Gap, Inc.	150,187	2,846,044
Home Depot, Inc.	531,619	19,281,821
Limited Brands, Inc.	89,796	2,378,696
Lowe’s Cos., Inc.(b)	406,300	11,400,778
Office Depot, Inc.(a)(b)	77,000	3,056,900
OfficeMax, Inc.	16,786	683,862
Radioshack Corp.	39,760	767,368
Sherwin-Williams Co.	31,400	1,751,492
Staples, Inc.	180,000	4,379,400
Tiffany & Co.	30,300	1,005,960
TJX Cos., Inc.	122,000	3,419,660

		61,978,568

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.(a)	106,400	3,660,160
Hanesbrands, Inc.(a)	1	23
Jones Apparel Group, Inc.	28,000	908,320
Liz Claiborne, Inc.	26,400	1,043,064
NIKE, Inc. (Class B Stock)	47,100	4,126,902
V.F. Corp.	24,536	1,789,901

		11,528,370

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	164,098	5,749,994
Fannie Mae	253,300	14,162,003
Freddie Mac	181,500	12,038,895
Golden West Financial Corp.	62,100	4,797,225
MGIC Investment Corp.(b)	23,600	1,415,292
Sovereign Bancorp, Inc.	100,905	2,170,467
Washington Mutual, Inc.(b)	253,426	11,016,428

		51,350,304

Tobacco 1.5%
Altria Group, Inc.	543,500	41,604,925
Reynolds American, Inc.(b)	44,400	2,751,468
UST, Inc.	42,200	2,313,826

		46,670,219

Trading Companies & Distributors
Grainger (W.W.), Inc.	20,300	1,360,506

Wireless Telecommunication Services 0.6%
Alltel Corp.	99,200	5,505,600
Sprint Nextel Corp.(b)	763,522	13,094,402

		18,600,002

TOTAL LONG-TERM INVESTMENTS (cost $1,906,908,190)		3,110,269,973

SHORT-TERM INVESTMENTS 13.8%

Affiliated Money Market Mutual Fund 13.7%
Dryden Core Investment Fund — Taxable Money Market Series (includes $385,798,707 of cash collateral received for securities on loan)(c)(f)	432,898,290	432,898,290

	Principal (000)
U.S. Government Obligation 0.1%
United States Treasury Bills(d)(e) 4.77%, 12/14/06	$4,000	3,961,764

TOTAL SHORT-TERM INVESTMENTS (cost $436,859,070)		436,860,054

TOTAL INVESTMENTS 112.0% (cost $2,343,767,260)		3,547,130,027
LIABILITIES IN EXCESS OF OTHER ASSETS(g) (12.0%)		(378,960,577)

NET ASSETS 100.0%		$3,168,169,450

(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $370,048,997; cash collateral of $385,798,707 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity at purchase date.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contract outstanding at September 30, 2006:

Number of Contracts	Type	Expiration Date	Value at September 30, 2006	Value at Trade Date	Unrealized Appreciation
Long Position:
171	S&P 500 Index	Dec. 2006	$57,515,850	$56,578,288	$937,562

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2006 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS
Aerospace & Defense 2.1%
Honeywell International, Inc.	934,100	38,204,690

Building Products 1.2%
American Standard Companies, Inc.(b)	550,600	23,108,682

Capital Markets 7.9%
Bank of New York Co., Inc. (The)	937,300	33,049,198
Lazard Ltd. (Class “A” Stock)(b)	435,900	17,427,282
Mellon Financial Corp.	399,900	15,636,090
Merrill Lynch & Co., Inc.	518,000	40,517,960
UBS AG	657,400	38,990,394

		145,620,924

Chemicals 2.5%
E.I. du Pont de Nemours & Co.	650,100	27,850,284
Mosaic Co. (The)(a)(b)	1,074,600	18,160,740

		46,011,024

Commercial Banks 1.3%
Royal Bank of Scotland Group PLC (United Kingdom)	697,747	24,025,103

Commercial Services & Supplies 2.0%
Waste Management, Inc.	1,015,300	37,241,204

Communications Equipment 2.9%
Avaya, Inc.(a)	2,359,000	26,986,960
Motorola, Inc.	1,061,700	26,542,500

		53,529,460

Computers & Peripherals 0.9%
Dell, Inc.(a)(b)	698,600	15,956,024

Consumer Finance 1.0%
American Express Co.	346,200	19,414,896

Diversified Consumer Services 1.0%
Career Education Corp.(a)(b)	796,900	17,930,250

Diversified Financial Services 8.5%
Bank of America Corp.	1,050,372	56,268,428
Citigroup, Inc.	1,074,900	53,390,283
JP Morgan Chase & Co.	570,100	26,771,896

KKR Private Equity Investors LLP, RDU, Physical, Private Placement, 144A (Netherlands)	1,084,000	23,035,000

(cost $26,662,707; purchased 5/3/06 - 8/3/06)(a)(f)(g)		159,465,607

Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	533,800	19,819,994

Electric Utilities 1.2%
Exelon Corp.(b)	369,000	22,339,260

Food & Staples Retailing 2.9%
Kroger Co. (The)	1,520,400	35,182,056
Wal-Mart Stores, Inc.	382,300	18,855,036

		54,037,092

Food Products 3.3%
Cadbury Schweppes PLC ADR (United Kingdom)	820,400	35,088,508
ConAgra Foods, Inc.	1,051,300	25,735,824

		60,824,332

Healthcare Providers & Services 2.4%
CIGNA Corp.	204,300	23,764,176
Omnicare, Inc.(b)	500,700	21,575,163

		45,339,339

Hotels, Restaurants & Leisure 2.3%
Hilton Hotels Corp.	377,500	10,513,375
McDonald’s Corp.	425,600	16,649,472
OSI Restaurant Partners, Inc.(b)	504,400	15,994,524

		43,157,371

Household Products 1.8%
Kimberly-Clark Corp.	507,800	33,189,808

Independent Power Producers & Energy Traders 3.7%
NRG Energy, Inc.(a)	562,900	25,499,370
TXU Corp.	679,600	42,488,592

		67,987,962

Industrial Conglomerates 3.2%
General Electric Co.	743,900	26,259,670
Tyco International Ltd.	1,177,900	32,969,421

		59,229,091

Insurance 8.5%
American International Group, Inc.(b)	764,400	50,649,144
Axis Capital Holdings Ltd.	661,100	22,933,559
Genworth Financial, Inc. (Class “A” Stock)	385,700	13,503,357
Loews Corp.	1,009,500	38,260,050
Montpelier Re Holdings Ltd.	1,651,000	32,012,890

		157,359,000

Internet & Catalog Retail 0.9%
IAC/InterActiveCorp(a)(b)	604,500	17,385,420

Media 4.7%
Comcast Corp. (Class “A” Stock)(a)	824,500	30,382,825
Liberty Global, Inc., Series C(a)	1,093,335	27,398,975
Viacom, Inc. (Class “B” Stock)(a)	779,614	28,986,049

		86,767,849

Metals & Mining 1.3%
Phelps Dodge Corp.	277,400	23,495,780

Multi-Utilities 1.4%
Sempra Energy	518,000	26,029,500

Office Electronics 2.1%
Xerox Corp.(a)	2,479,700	38,584,132

Oil, Gas & Consumable Fuels 13.0%
Anadarko Petroleum Corp.	518,800	22,739,004
Hess Corp.(b)	463,200	19,185,744
Marathon Oil Corp.	374,900	28,829,810
Nexen, Inc.(b)	523,700	27,997,002
Occidental Petroleum Corp.	816,600	39,286,626
Petroleo Brasileiro SA ADR (Brazil)(b)	319,800	26,808,834
Suncor Energy, Inc.	503,500	36,277,175
Trident Resources Corp. (Canada) (cost $16,980,633; purchased 3/11/05-1/5/06)(a)(e)(f)	404,537	18,096,041
Valero Energy Corp.	450,400	23,182,088

		242,402,324

Pharmaceuticals 3.8%
Abbott Laboratories	465,100	22,585,256
Novartis AG ADR (Switzerland)	495,700	28,968,708
Sanofi-Aventis ADR (France)	426,300	18,957,561

		70,511,525

Software 1.0%
Computer Associates International, Inc.	819,406	19,411,728

Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc. (Class “B” Stock)(b)	228,400	20,012,408

Thrifts & Mortgage Finance 0.6%
Countrywide Financial Corp.	324,300	11,363,472

Tobacco 2.7%
Altria Group, Inc.	647,600	49,573,780

Wireless Telecommunication Services 4.2%
Alltel Corp.	592,800	32,900,400
Sprint Nextel Corp.(b)	1,956,036	33,546,017

Vodafone Group PLC ADR (United Kingdom)(b)	465,325	10,637,330

		77,083,747

TOTAL LONG-TERM INVESTMENTS (cost $1,458,992,939)		1,826,412,778

SHORT-TERM INVESTMENT 14.8% Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $275,046,249; includes $248,960,585 of cash collateral for securities on loan)(c)(d)	275,046,249	275,046,249

TOTAL INVESTMENTS(h) 113.3% (cost $1,734,039,188)		2,101,459,027
LIABILITIES IN EXCESS OF OTHER ASSETS – (13.3%)		(247,357,584)

NET ASSETS - 100.0%		$1,854,101,443

The following abbreviations are used in portfolio descriptions:

ADR American	Depositary Receipt
RDU Restricted	Depositary Unit

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $238,714,046; cash collateral of $248,960,585 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.
(e)	Indicates illiquid securities.
(f)	Indicates a security restricted to resale. The aggregate cost of such security was $43,643,340. The aggregate value of $41,131,041 is approximately 2.2% of the net assets.
(g)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(h)	As of September 30, 2006, one security representing $18,096,041 and 0.9% of the total market value of the Portfolio was fair valued in accordance with the policies adopted by the Board of Trustees.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Prudential Series Fund (“Series Fund”) normal pricing time, are valued at fair value in accordance with the Board of Trustee’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Series”), series of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and short term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.